Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	AVI
Entity Registrant Name	AVIV REIT, INC.
Entity Central Index Key	0001499686
Entity Filer Category	Non-accelerated Filer
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP
Entity Central Index Key	0001519120
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate investments
Land	$ 119,224,819	$ 102,925,122
Buildings and improvements	968,074,506	777,249,381
Construction in progress	4,483,684	28,293,083
Assets under direct financing leases	11,049,120	10,916,181
Real Estate Investment Property, at Cost, Total	1,102,832,129	919,383,767
Less accumulated depreciation	(119,371,113)	(96,796,028)
Net real estate investments	983,461,016	822,587,739
Cash and cash equivalents	17,876,319	40,862,023
Straight-line rent receivable, net	36,101,861	29,926,203
Tenant receivables, net	3,483,534	6,007,800
Deferred finance costs, net	14,651,265	13,142,330
Secured loan receivables, net	32,638,780	33,031,117
Other assets	11,315,865	5,864,045
Total assets	1,099,528,640	951,421,257
Liabilities and equity
Secured notes payable and other debt	705,153,415	600,473,578
Accounts payable and accrued expenses	24,207,814	18,124,167
Tenant security and escrow deposits	18,278,172	15,739,917
Other liabilities	31,386,742	34,824,629
Deferred contribution		35,000,000
Total liabilities	779,026,143	704,162,291
Equity:
Common stock, value	216,538	158,314
Additional paid-in-capital	375,029,917	264,804,660
Accumulated deficit	(46,526,886)	(21,382,823)
Accumulated other comprehensive loss	(2,151,670)	(1,867,759)
Total stockholders' equity	326,567,899	241,712,392
Noncontrolling interests	(6,065,402)	5,546,574
Total equity	320,502,497	247,258,966
Total liabilities and equity	1,099,528,640	951,421,257
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real estate investments
Land	119,224,819	102,925,122
Buildings and improvements	968,074,506	777,249,381
Construction in progress	4,483,684	28,293,083
Assets under direct financing leases	11,049,120	10,916,181
Real Estate Investment Property, at Cost, Total	1,102,832,129	919,383,767
Less accumulated depreciation	(119,371,113)	(96,796,028)
Net real estate investments	983,461,016	822,587,739
Cash and cash equivalents	15,534,373	39,203,727
Straight-line rent receivable, net	36,101,861	29,926,203
Tenant receivables, net	3,483,534	6,007,800
Deferred finance costs, net	14,651,265	13,142,330
Secured loan receivables, net	32,638,780	33,031,117
Other assets	11,315,865	5,864,045
Total assets	1,097,186,694	949,762,961
Liabilities and equity
Secured notes payable and other debt	705,153,415	600,473,578
Accounts payable and accrued expenses	24,207,814	18,124,167
Tenant security and escrow deposits	18,278,172	15,739,917
Other liabilities	29,045,796	33,167,333
Deferred contribution		35,000,000
Total liabilities	776,685,197	702,504,995
Equity:
Partners' equity	324,274,829	250,555,308
Accumulated other comprehensive loss	(3,773,332)	(3,297,342)
Total equity	320,501,497	247,257,966
Total liabilities and equity	$ 1,097,186,694	$ 949,762,961

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	21,653,813	15,831,368

Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental income	$ 117,409,622	$ 91,011,558	$ 84,097,016
Interest on secured loans and financing lease	4,633,476	5,193,144	5,171,971
Interest and other income	1,128,958	843,794	133,286
Total revenues	123,172,056	97,048,496	89,402,273
Expenses
Interest expense	50,982,727	38,666,855	23,729,753
Depreciation and amortization	26,891,811	20,271,762	17,246,373
General and administrative	16,506,013	11,422,407	9,822,647
Transaction costs	6,707,803	5,493,099	1,578,225
Loss on impairment of assets	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables	6,531,506	1,512,305	750,000
Change in fair value of derivatives	0	0	(2,931,309)
Gain on sale of assets, net		(1,170,991)	(511,552)
Loss on extinguishment of debt	28,244	3,806,513	2,295,562
Other expenses	400,353	266,902
Total expenses	119,165,319	85,501,657	52,075,699
Income from continuing operations	4,006,737	11,546,839	37,326,574
Discontinued operations	4,586,692	(233,715)	656,146
Net income	8,593,429	11,313,124	37,982,720
Distributions and accretion on Class E Preferred Units			(17,371,893)
Net income allocable to common units of Partnership/noncontrolling interests	(3,455,081)	(5,107,353)	(16,779,731)
Net income (loss) allocable to common units	5,138,348	6,205,771	3,831,096
Net income	8,593,429	11,313,124	37,982,720
Unrealized (loss) gain on derivative instruments	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)	8,117,439	3,921,350	42,077,152
Net income allocable to stockholders/common units	5,138,348	6,205,771	3,831,096
Unrealized (loss) gain on derivative instruments, net of noncontrolling interest portion	(283,911)	(4,055,914)	2,188,155
Total comprehensive income (loss) allocable to stockholders/common units	4,854,437	2,149,857	6,019,251
Basic:
Income from continuing operations allocable to stockholders	$ 0.12	$ 0.44	$ 0.25
Discontinued operations, net of noncontrolling interests	$ 0.14	$ (0.01)	$ 0.03
Net income allocable to stockholders	$ 0.26	$ 0.43	$ 0.28
Diluted:
Income from continuing operations allocable to stockholders	$ 0.12	$ 0.43	$ 0.25
Discontinued operations, net of noncontrolling interests	$ 0.14	$ (0.01)	$ 0.03
Net income allocable to stockholders	$ 0.26	$ 0.42	$ 0.28
Weighted average shares used in computing earnings per common share:
Basic	20,019,054	14,495,018	13,643,680
Diluted	20,164,606	14,640,812	13,787,421
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Revenues
Rental income	117,409,622	91,011,558	84,097,016
Interest on secured loans and financing lease	4,633,476	5,193,144	5,171,971
Interest and other income	1,128,958	843,794	133,286
Total revenues	123,172,056	97,048,496	89,402,273
Expenses
Interest expense	50,982,727	38,666,855	23,729,753
Depreciation and amortization	26,891,811	20,271,762	17,246,373
General and administrative	16,506,013	11,422,407	9,822,647
Transaction costs	6,707,803	5,493,099	1,578,225
Loss on impairment of assets	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables	6,531,506	1,512,305	750,000
Change in fair value of derivatives	0	0	(2,931,309)
Gain on sale of assets, net		(1,170,991)	(511,552)
Loss on extinguishment of debt	28,244	3,806,513	2,295,562
Other expenses	400,353	266,902
Total expenses	119,165,319	85,501,657	52,075,699
Income from continuing operations	4,006,737	11,546,839	37,326,574
Discontinued operations	4,586,692	(233,715)	656,146
Net income	8,593,429	11,313,124	37,982,720
Distributions and accretion on Class E Preferred Units			(17,371,893)
Net income allocable to common units of Partnership/noncontrolling interests			(241,622)
Net income (loss) allocable to common units	8,593,429	11,313,124	20,369,205
Net income	8,593,429	11,313,124	37,982,720
Unrealized (loss) gain on derivative instruments	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)	8,117,439	3,921,350	42,077,152
Net income allocable to stockholders/common units	$ 8,593,429	$ 11,313,124	$ 20,369,205

Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized (loss) gain on derivative instruments, noncontrolling interest portion	$ 192,079	$ 3,335,860	$ 1,906,277

Consolidated Statement of Changes in Equity (USD $)		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent	Partner's Equity	Noncontrolling Interest	Aviv Healthcare Properties Limited Partnership and Subsidiaries	Aviv Healthcare Properties Limited Partnership and Subsidiaries Accumulated Other Comprehensive Income (Loss)	Aviv Healthcare Properties Limited Partnership and Subsidiaries Partner's Equity	Aviv Healthcare Properties Limited Partnership and Subsidiaries Noncontrolling Interest
Balance at Dec. 31, 2009		$ 74,562,108						$ 73,385,093	$ 1,177,015
Balance (in shares) at Dec. 31, 2009
Net income		30,814,048						30,583,743	230,305
Non-cash stock (unit)-based compensation		304,500						304,500
Distributions to partners and accretion on Class E Preferred Units and other		(68,635,411)						(68,635,411)
Capital contributions		268,902							268,902
Redemption of warrants		(17,001,453)						(17,001,453)
Reclassification of equity at Merger date								(18,636,472)	18,636,472
Balance at Sep. 17, 2010		20,312,694							20,312,694
Balance at Dec. 31, 2009		74,562,108								74,562,108		73,385,093	1,177,015
Balance (in shares) at Dec. 31, 2009
Net income		37,982,720								37,982,720		37,741,098	241,622
Non-cash stock (unit)-based compensation										1,631,998		1,631,998
Distributions to partners and accretion on Class E Preferred Units and other										(79,980,308)		(79,980,308)
Capital contributions										223,866,121		223,597,219	268,902
Redemption of warrants										(17,001,453)		(17,001,453)
Unrealized (loss) gain on derivative instruments		4,094,432								4,094,432	4,094,432
Capital contributions of noncontrolling interests												1,687,539	(1,687,539)
Balance at Dec. 31, 2010		245,156,618								245,155,618	4,094,432	241,061,186
Balance at Sep. 17, 2010		20,312,694							20,312,694
Balance (in shares) at Sep. 17, 2010
Net income		7,168,672			3,831,096		3,831,096		3,337,576
Non-cash stock (unit)-based compensation		1,327,498		337,598			337,598		989,900
Distributions to partners		(5,251,962)							(5,251,962)
Capital contributions (in shares)			13,706,465
Capital contributions		235,073,990	137,065	234,842,377			234,979,442		94,548
Cost of raising capital		(11,475,771)		(11,475,771)			(11,475,771)
Unrealized (loss) gain on derivative instruments		4,094,432				2,188,155	2,188,155		1,906,277
Dividends to stockholders		(6,092,935)			(6,092,935)		(6,092,935)
Balance at Dec. 31, 2010		245,156,618	137,065	223,704,204	(2,261,839)	2,188,155	223,767,585		21,389,033	245,155,618
Balance (in shares) at Dec. 31, 2010			13,706,465
Net income	[1]	1,716,000								1,716,000
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		245,156,618	137,065	223,704,204	(2,261,839)	2,188,155	223,767,585		21,389,033	245,155,618	4,094,432	241,061,186
Balance (in shares) at Dec. 31, 2010			13,706,465
Net income		11,313,124			6,205,771		6,205,771		5,107,353	11,313,124		11,313,124
Non-cash stock (unit)-based compensation		1,971,905		1,121,705			1,121,705		850,200	1,971,905		1,971,905
Distributions to partners		(18,883,909)							(18,883,909)	(44,210,664)		(44,210,664)
Capital contributions (in shares)			2,124,903
Capital contributions		40,419,757	21,249	39,978,751			40,000,000		419,757	40,419,757		40,419,757
Unrealized (loss) gain on derivative instruments		(7,391,774)				(4,055,914)	(4,055,914)		(3,335,860)	(7,391,774)	(7,391,774)
Dividends to stockholders		(25,326,755)			(25,326,755)		(25,326,755)
Balance at Dec. 31, 2011		247,258,966	158,314	264,804,660	(21,382,823)	(1,867,759)	241,712,392		5,546,574	247,257,966	(3,297,342)	250,555,308
Balance (in shares) at Dec. 31, 2011		15,831,368	15,831,368
Balance at Sep. 30, 2011
Net income	[2]	2,281,000								2,281,000
Balance at Dec. 31, 2011		247,258,966								247,257,966
Balance (in shares) at Dec. 31, 2011		15,831,368
Net income	[3]	6,016,000								6,016,000
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011		247,258,966	158,314	264,804,660	(21,382,823)	(1,867,759)	241,712,392		5,546,574	247,257,966	(3,297,342)	250,555,308
Balance (in shares) at Dec. 31, 2011		15,831,368	15,831,368
Net income		8,593,429			5,138,348		5,138,348		3,455,081	8,593,429		8,593,429
Non-cash stock (unit)-based compensation		1,689,481		1,283,481			1,283,481		406,000	1,689,481		1,689,481
Distributions to partners		(15,637,752)							(15,637,752)	(45,920,163)		(45,920,163)
Capital contributions (in shares)			5,822,445
Capital contributions		109,356,774	58,224	108,941,776			109,000,000		356,774	109,356,774		109,356,774
Unrealized (loss) gain on derivative instruments		(475,990)				(283,911)	(283,911)		(192,079)	(475,990)	(475,990)
Dividends to stockholders		(30,282,411)			(30,282,411)		(30,282,411)
Balance at Dec. 31, 2012		320,502,497	216,538	375,029,917	(46,526,886)	(2,151,670)	326,567,899		(6,065,402)	320,501,497	(3,773,332)	324,274,829
Balance (in shares) at Dec. 31, 2012		21,653,813	21,653,813							21,653,813
Balance at Sep. 30, 2012
Net income	[4]	(2,803,000)								(2,803,000)
Balance at Dec. 31, 2012		$ 320,502,497								$ 320,501,497
Balance (in shares) at Dec. 31, 2012		21,653,813								21,653,813

[1]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
[2]	The results include $5.2 million of impairment recognized in the fourth quarter.
[3]	The results include $0.7 million of impairment in the first quarter.
[4]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 8,593,429	$ 11,313,124	$ 37,982,720
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,935,303	20,847,084	17,853,799
Amortization of deferred financing costs	3,544,515	2,664,934	1,008,059
Accretion of debt premium	(414,488)	(197,873)
Change in fair value of derivatives	0	0	(2,931,309)
Straight-line rental (income) loss, net	(7,656,484)	466,595	(3,056,430)
Rental income from intangible amortization, net	(1,486,167)	(1,365,836)	(3,681,109)
Non-cash stock (unit)-based compensation	1,689,481	1,971,905	1,631,998
Gain on sale of assets, net	(4,425,246)	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	41,507	3,806,513	1,437,233
Loss on impairment of assets	11,116,862	6,091,721	96,000
Reserve for uncollectible loan receivables	6,531,506	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	400,353	266,902
Changes in assets and liabilities:
Due from related parties			15,816
Tenant receivables	(771,454)	(6,103,511)	(317,123)
Other assets	(5,873,305)	2,596,091	177,666
Accounts payable and accrued expenses	5,020,583	6,146,173	3,357,961
Tenant security deposits and other liabilities	1,229,745	3,329,333	866,527
Net cash provided by operating activities	44,476,140	52,088,313	54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Proceeds from sales of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash used in investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Capital contributions	109,000,000	40,419,757	235,342,892
Deferred contribution	(35,000,000)	35,000,000
Cost of raising capital			(11,475,771)
Cash distributions to partners	(16,484,404)	(19,484,658)	(36,658,452)
Cash dividends to stockholders	(28,778,392)	(23,622,483)
Net cash provided by financing activities	117,228,340	182,800,447	17,923,358
Net (decrease) increase in cash and cash equivalents	(22,985,704)	27,832,549	(2,513,033)
Cash and cash equivalents:
Beginning of year	40,862,023	13,029,474	15,542,507
End of year	17,876,319	40,862,023	13,029,474
Supplemental cash flow information
Cash paid for interest	46,710,692	29,025,490	20,983,000
Supplemental disclosure of noncash activity
Accrued dividends payable to stockholders	9,887,855	8,383,836	6,092,935
Accrued distributions payable to partners	3,799,439	4,646,091	5,246,840
Write-off of straight-line rent receivable, net	1,552,481	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	19,446	35,536	1,392,034
Write-off of deferred financing costs, net	41,507	3,806,513	1,235,969
Write-off of debt discount			202,307
Assumed debt	11,459,794
Class E Preferred Units
Financing activities
Payment for redemption of preferred units			(92,001,451)
Class F Preferred Units
Financing activities
Payment for redemption of preferred units			(23,602,649)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Operating activities
Net income	8,593,429	11,313,124	37,982,720
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,935,303	20,847,084	17,853,799
Amortization of deferred financing costs	3,544,515	2,664,934	1,008,059
Accretion of debt premium	(414,488)	(197,873)
Change in fair value of derivatives	0	0	(2,931,309)
Straight-line rental (income) loss, net	(7,656,484)	466,595	(3,056,430)
Rental income from intangible amortization, net	(1,486,167)	(1,365,836)	(3,681,109)
Non-cash stock (unit)-based compensation	1,689,481	1,971,905	1,631,998
Gain on sale of assets, net	(4,425,246)	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	41,507	3,806,513	1,437,233
Loss on impairment of assets	11,116,862	6,091,721	96,000
Reserve for uncollectible loan receivables	6,531,506	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	400,353	266,902
Changes in assets and liabilities:
Due from related parties			15,816
Tenant receivables	(771,454)	(6,103,511)	(317,123)
Other assets	(5,873,305)	2,596,091	177,666
Accounts payable and accrued expenses	5,020,583	6,146,173	3,357,961
Tenant security deposits and other liabilities	546,095	1,672,037	866,527
Net cash provided by operating activities	43,792,490	50,431,017	54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Proceeds from sales of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash used in investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Capital contributions	109,000,000	40,419,757	223,866,121
Deferred contribution	(35,000,000)	35,000,000
Cash distributions to partners	(45,262,796)	(43,107,141)	(36,658,452)
Net cash provided by financing activities	117,228,340	182,800,447	17,922,358
Net (decrease) increase in cash and cash equivalents	(23,669,354)	26,175,253	(2,514,033)
Cash and cash equivalents:
Beginning of year	39,203,727	13,028,474	15,542,507
End of year	15,534,373	39,203,727	13,028,474
Supplemental cash flow information
Cash paid for interest	46,710,692	29,025,490	20,983,000
Supplemental disclosure of noncash activity
Accrued distributions payable to partners	13,687,294	13,029,927	11,339,775
Write-off of straight-line rent receivable, net	1,552,481	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	19,446	35,536	1,392,034
Write-off of deferred financing costs, net	41,507	3,806,513	1,235,969
Write-off of debt discount			202,307
Assumed debt	11,459,794
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Class E Preferred Units
Financing activities
Payment for redemption of preferred units			(92,001,451)
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Class F Preferred Units
Financing activities
Payment for redemption of preferred units			$ (23,602,649)

Description of Operations and Formation	12 Months Ended
Dec. 31, 2012
Description of Operations and Formation

1. Description of Operations and Formation

Aviv REIT, Inc., a Maryland corporation, and Subsidiaries (the REIT) is the sole general partner of Aviv Healthcare Properties Limited Partnership, a Delaware limited partnership, and Subsidiaries (the Partnership). The Partnership is a majority owned subsidiary that owns all of the real estate properties. In these footnotes, the Company refers generically to Aviv REIT, Inc., the Partnership, and their subsidiaries. The Partnership was formed in 2005 and directly or indirectly owned or leased 258 properties, principally skilled nursing facilities, across the United States at December 31, 2012. The Company generates the majority of its revenues by entering into long-term triple-net leases with qualified local, regional, and national operators. In addition to the base rent, leases provide for operators to pay the Company an ongoing escrow for real estate taxes. Furthermore, all operating and maintenance costs of the buildings are the responsibility of the operators. Substantially all depreciation expense reflected in the consolidated statements of operations and comprehensive income relates to the ownership of real estate properties. The Company manages its business as a single business segment as defined in Accounting Standards Codification (ASC) 280, Segment Reporting.

The Partnership is the general partner of Aviv Healthcare Properties Operating Partnership I, L.P. (the Operating Partnership), a Delaware limited partnership, and Aviv Healthcare Capital Corporation, a Delaware company. The Operating Partnership has five wholly owned subsidiaries: Aviv Financing I, LLC (Aviv Financing I), a Delaware limited liability company; Aviv Financing II, LLC (Aviv Financing II), a Delaware limited liability company; Aviv Financing III, LLC (Aviv Financing III), a Delaware limited liability company; Aviv Financing IV, LLC (Aviv Financing IV), a Delaware limited liability company; and Aviv Financing V, LLC (Aviv Financing V), a Delaware limited liability company.

On September 17, 2010, the predecessor to the Partnership entered into an agreement (the Merger Agreement), by and among the REIT, Aviv Healthcare Merger Sub LP, a Delaware limited partnership of which the REIT is the general partner (Merger Sub), Aviv Healthcare Merger Sub Partner LLC, a Delaware limited liability company and a wholly owned subsidiary of the REIT, and the predecessor to the Partnership. Pursuant to the Merger Agreement, the predecessor to the Partnership merged (the Merger) with and into Merger Sub, with Merger Sub continuing as the surviving entity with the identical name (the Surviving Partnership). Following the Merger, the REIT remains as the sole general partner of the Surviving Partnership and the Surviving Partnership, as the successor to the predecessor to the Partnership, became the general partner of the Operating Partnership.

All of the business, assets and operations will continue to be held by the Operating Partnership and its subsidiaries. The REIT’s equity interest in the Surviving Partnership will be linked to future investments in the REIT, such that future equity issuances by the REIT (pursuant to the Stockholders Agreement, the REIT’s management incentive plan or otherwise as agreed between the parties) will result in a corresponding increase in the REIT’s equity interest in the Surviving Partnership. The REIT is authorized to issue 120.7 million shares of common stock (par value $0.01) and 1,000 shares of preferred stock (par value $1,000). As a result of the common control of the REIT (which was newly formed) and the predecessor to the Partnership, the Merger, for accounting purposes, did not result in any adjustment to the historical carrying value of the assets or liabilities of the Partnership. The REIT was funded in September 2010 with approximately $235 million from its stockholders. The REIT contributed the net proceeds of its capital raise to the Partnership in exchange for Class G Units in the Partnership. Periods prior to September 17, 2010 represent the results of operations and financial condition of the Partnership, as predecessor to the Company. On January 4, 2011, an additional 534,697 shares of common stock were issued by the REIT in connection with a $10 million equity contribution by the REIT’s stockholders. An additional 1,590,206 shares of common stock were issued by the REIT on October 28, 2011 concurrent with a $30 million equity contribution by the REIT’s stockholders. An additional 1,855,170 shares of common stock were issued by the REIT on January 23, 2012 in connection with a $35 million equity contribution by the REIT’s stockholders on December 27, 2011. The contribution received prior to year end and the issuance of the shares is recognized as a liability as of December 31, 2011 as the shares of common stock were not issued in the three months ended March 31, 2012. An additional 2,144,282 shares of common stock were issued by the REIT on March 28, 2012 concurrent with the $40 million equity contribution by the REIT’s stockholders. On July 24, 2012, an additional 1,822,993 shares of common stock were issued by the REIT concurrent with the $34 million equity contribution by the REIT’s stockholders. At December 31, 2012, there were 21,653,813 shares of common stock and 125 shares of preferred stock outstanding. Dividends on each outstanding share of preferred stock accrue on a daily basis at the rate of 12.5% per annum of the sum of $1,000 plus all accumulated and unpaid dividends thereon which are in arrears. The REIT makes annual distributions on the preferred shares in the aggregate amount of $15,625 per year. With respect to the payment of dividends or other distributions and the distribution of the REIT’s assets upon dissolution, liquidation, or winding up, the preferred stock will be senior to all other classes and series of stock of the REIT. The preferred stock has not been shown separately in the consolidated balance sheets, is immaterial, and included in additional paid-in-capital.

The operating results of the Partnership are allocated based upon the respective economic interests therein. As of December 31, 2012 and 2011, the REIT owned 64.46% and 57.0% of the Partnership, respectively. The REIT’s weighted-average ownership of the Partnership for the years ended December 31, 2012 and 2011 were 62.51% and 54.9%, respectively.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Description of Operations and Formation

1. Description of Operations and Formation

Aviv Healthcare Properties Limited Partnership, a Delaware limited partnership, and Subsidiaries (the Partnership) was formed in 2005 and directly or indirectly owned or leased 258 properties, principally skilled nursing facilities, across the United States at December 31, 2012. The Partnership generates the majority of its revenues by entering into long-term triple-net leases with qualified local, regional, and national operators. In addition to the base rent, leases provide for operators to pay the Partnership an ongoing escrow for real estate taxes. Furthermore, all operating and maintenance costs of the buildings are the responsibility of the operators. Substantially all depreciation expense reflected in the consolidated statements of operations and comprehensive income relates to the ownership of real estate properties. The Partnership manages its business as a single business segment as defined in Accounting Standards Codification (ASC) 280, Segment Reporting.

The Partnership is the general partner of Aviv Healthcare Properties Operating Partnership I, L.P. (the Operating Partnership), a Delaware limited partnership, and Aviv Healthcare Capital Corporation, a Delaware company. The Operating Partnership has five wholly owned subsidiaries: Aviv Financing I, LLC (Aviv Financing I), a Delaware limited liability company; Aviv Financing II, LLC (Aviv Financing II), a Delaware limited liability company; Aviv Financing III, LLC (Aviv Financing III), a Delaware limited liability company; Aviv Financing IV, LLC (Aviv Financing IV), a Delaware limited liability company; and Aviv Financing V, LLC (Aviv Financing V), a Delaware limited liability company.

On September 17, 2010, the predecessor to the Partnership entered into an agreement (the Merger Agreement), by and among Aviv REIT, Inc. (the REIT), a Maryland corporation, Aviv Healthcare Merger Sub LP (Merger Sub), a Delaware limited partnership of which the REIT is the general partner, Aviv Healthcare Merger Sub Partner LLC, a Delaware limited liability company and a wholly owned subsidiary of the REIT, and the Partnership. Effective on such date, the REIT is the sole general partner of the Partnership. Pursuant to the Merger Agreement, the predecessor to the Partnership merged (the Merger) with and into Merger Sub, with Merger Sub continuing as the surviving entity with the identical name (the Surviving Partnership). Following the Merger, the REIT remains as the sole general partner of the Surviving Partnership and the Surviving Partnership, as the successor to the predecessor to the Partnership, became the general partner of the Operating Partnership.

All of the business, assets and operations will continue to be held by the Operating Partnership and its subsidiaries. The REIT’s equity interest in the Surviving Partnership will be linked to future investments in the REIT, such that future equity issuances by the REIT (pursuant to the Stockholders Agreement, the REIT’s management incentive plan or otherwise as agreed between the parties) will result in a corresponding increase in the REIT’s equity interest in the Surviving Partnership. The REIT is authorized to issue 120.7 million shares of common stock (par value $0.01) and 1,000 shares of preferred stock (par value $1,000). At December 31, 2012, there are 21,653,813 shares of common stock and 125 shares of preferred stock outstanding.

As a result of the common control of the REIT (which was newly formed) and the predecessor to the Partnership, the Merger, for accounting purposes, did not result in any adjustment to the historical carrying value of the assets or liabilities of the Partnership. The REIT was funded in September 2010 with approximately $235 million from its stockholders, and such amounts, net of costs, was contributed to the Partnership in September 2010 in exchange for Class G Units in the Partnership. An additional $75 million was contributed by the REIT’s stockholders during 2011, of which $35 million was recognized as a contribution in January 2012. Additionally, the REIT’s stockholders contributed $40 million and $34 million on March 28, 2012 and July 24, 2012, respectively. As of December 31, 2012 and 2011, the REIT owned 64.46% and 57.0% of the Partnership, respectively. The REIT’s weighted average ownership of the Partnership for the years ended December 31, 2012 and 2011 were 62.51% and 54.9%, respectively.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the REIT, the Partnership, the Operating Partnership, and all controlled subsidiaries. The Company considers itself to control an entity if it is the majority owner of and has voting control over such entity or the power to control a variable interest entity. The portion of the net income or loss attributed to third parties is reported as net income allocable to noncontrolling interests on the consolidated statements of operations and comprehensive income, and such parties’ portion of the net equity in such subsidiaries is reported on the consolidated balance sheets as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. The Company maintains cash and cash equivalents in United States banking institutions that exceed amounts insured by the Federal Deposit Insurance Corporation. The Company believes the risk of loss from exceeding this insured level is minimal.

Real Estate Investments

The Company periodically assesses the carrying value of real estate investments and related intangible assets in accordance with ASC 360, Property, Plant, and Equipment (ASC 360), to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. In the event impairment in value occurs and a portion of the carrying amount of the real estate investments will not be recovered in part or in whole, a provision will be recorded to reduce the carrying basis of the real estate investments and related intangibles to their estimated fair value. The estimated fair value of the Company’s rental properties is determined by using customary industry standard methods that include discounted cash flow and/or direct capitalization analysis (Level 3) or estimated cash proceeds received upon the anticipated disposition of the asset from market comparables (Level 2). As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

As part of the impairment evaluation during 2011, three buildings were impaired for approximately $6.1 million to reflect the difference between the book value and the fair value (Level 2) including $0.9 million included in discontinued operations. As part of the impairment evaluation during 2010, a building in Hometown, Texas was impaired for $96,000 to reflect the difference between the book value and fair value (Level 2). The property was sold on December 31, 2010, with an immaterial gain subsequent to the impairment of $96,000 previously taken.

Buildings and building improvements are recorded at cost and have been assigned useful lives up to 40-year lives and are depreciated on the straight-line method. Personal property, furniture, and equipment have been assigned the shorter of the estimated useful lives up to 10 years and are depreciated on the straight-line method.

The Company may advance monies to its lessees for the purchase, generally, of furniture, fixtures, or equipment or other purposes. Required minimum lease payments due from the lessee increase to provide for the repayment of such amounts over a stated term. These advances in the instance where the depreciable life of the newly purchased asset is less than the remaining lease term are reflected as secured loan receivables on the consolidated balance sheets, and the incremental lease payments are bifurcated between principal and interest over the stated term. In the instance where the depreciable life of the newly purchased assets is longer than the remaining lease term, the purchase is recorded as property when such assets are deemed to be owned by the Company. In other instances, explicit secured loans are made to lessees for working capital and other funding needs and provide for monthly principal and interest payments generally ranging from 5 to 10 years.

Purchase Accounting

The Company allocates the purchase price of facilities between net tangible and identified intangible assets acquired and liabilities assumed as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators. The Company makes estimates of the fair value of the tangible and intangible assets and acquired liabilities using information obtained from multiple sources as a result of preacquisition due diligence, marketing, leasing activities of the Company’s operator base, industry surveys of critical valuation metrics such as capitalization rates, discount rates and leasing rates and appraisals obtained as a requirement of the Term Loan (Level 3). The Company allocates the purchase price of facilities to net tangible and identified intangible assets acquired based on their fair values in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The determination of fair value involves the use of significant judgment and estimation.

The Company determines fair values as follows:

•	Real estate investments are valued using discounted cash flow projections that assume certain future revenue and costs and consider capitalization and discount rates using current market conditions.

•	The Company allocates the purchase price of facilities to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

•	Other assets acquired and other liabilities assumed are valued at stated amounts, which approximate fair value.

•	Assumed debt balances are valued at fair value, with the computed discount/premium amortized over the remaining term of the obligation.

The Company determines the value of land either based on real estate tax assessed values in relation to the total value of the asset, internal analyses of recently acquired and existing comparable properties within the Company’s portfolio, or third party appraisals. The fair value of in-place leases, if any, reflects: (i) above and below-market leases, if any, determined by discounting the difference between the estimated current market rent and the in-place rentals, the resulting intangible asset or liability of which is amortized to rental revenue over the remaining life of the associated lease plus any fixed rate renewal periods if applicable; (ii) the estimated value of the cost to obtain operators, including operator allowances, operator improvements, and leasing commissions, which is amortized over the remaining life of the associated lease; and (iii) an estimated value of the absorption period to reflect the value of the rents and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant, which is amortized over the remaining life of the associated lease. The Company also estimates the value of operator or other customer relationships acquired by considering the nature and extent of existing business relationships with the operator, growth prospects for developing new business with such operator, such operator’s credit quality, expectations of lease renewals with such operator, and the potential for significant, additional future leasing arrangements with such operator. The Company amortizes such value, if any, over the expected term of the associated arrangements or leases, which would include the remaining lives of the related leases. The amortization is included in the consolidated statements of operations and comprehensive income in rental income. Generally, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

Prior to the Merger on September 17, 2010, Aviv Asset Management, L.L.C. (AAM) was a nonconsolidated management company to the Partnership based on the application of appropriate accounting guidance (as discussed in Footnote 12). Upon the Merger, AAM became a consolidated entity of the Company and is presented as such for all periods included herein with all periods shown at historical cost (carryover basis with no adjustments to fair value). This treatment is in accordance with ASC 805 due to the fact that AAM was under common control prior and subsequent to the Merger.

Revenue Recognition

Rental income is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental income earned and amounts due under the lease are charged or credited, as applicable, to straight-line rent receivable, net. Income recognized from this policy is titled straight-line rental income. Additional rents from expense reimbursements for insurance, real estate taxes, and certain other expenses are recognized in the period in which the related expenses are incurred and the net impact is reflected in rental income on the consolidated statements of operations and comprehensive income.

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

During the years ended December 31, 2012 , 2011, and 2010 straight-line rental (loss) income includes a write-off (expense) of straight-line rent receivable, net of approximately $1.5 million, $7.1 million, and $3.4 million, respectively, due to the early termination of leases and replacement of operators.

Lease Accounting

The Company, as lessor, makes a determination with respect to each of its leases whether they should be accounted for as operating leases or direct financing leases. The classification criteria is based on estimates regarding the fair value of the leased facilities, minimum lease payments, effective cost of funds, the economic life of the facilities, the existence of a bargain purchase option, and certain other terms in the lease agreements. Payments received under operating leases are accounted for in the statements of operations and comprehensive income as rental income for actual rent collected plus or minus a straight-line adjustment for estimated minimum lease escalators. Assets subject to operating leases are reported as real estate investments in the consolidated balance sheets. For facilities leased as direct financing arrangements, an asset equal to the Company’s net initial investment is established on the balance sheet titled assets under direct financing leases. Payments received under the financing lease are bifurcated between interest income and principal amortization to achieve a consistent yield over the stated lease term using the interest method. Principal amortization (accretion) is reflected as an adjustment to the asset subject to a financing lease. Such accretion was approximately $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

All of the Company’s leases contain fixed or formula-based rent escalators. To the extent that the escalator increases are tied to a fixed index or rate, lease payments are accounted for on a straight-line basis over the life of the lease.

Deferred Finance Costs

Deferred finance costs are being amortized using the straight-line method, which approximates the interest method, over the term of the respective underlying debt agreement.

Secured Loan Receivables

Secured loan receivables consist of capital improvement loans and secured loans to operators. Capital improvement loans represent the financing provided by the Company to the operator to acquire furniture, fixtures, and equipment while the operator is operating the facility. Secured loans to operators represent financing provided by the Company to operators for working capital needs. Secured loan receivables are carried at their principal amount outstanding. Management periodically evaluates outstanding secured loans and notes receivable for collectability on a loan-by-loan basis. When management identifies potential loan impairment indicators, such as nonpayment under the loan documents, impairment of the underlying collateral, financial difficulty of the operator, or other circumstances that may impair full execution of the loan documents, and management believes it is probable that all amounts will not be collected under the contractual terms of the loan, the loan is written down to the present value of the expected future cash flows. Loan impairment is monitored via a quantitative and qualitative analysis including credit quality indicators and it is reasonably possible that a change in estimate could occur in the near term. As of December 31, 2012 and 2011, respectively, secured loan receivable reserves amounted to approximately $0.3 million and $2.2 million, respectively. No other circumstances exist that would suggest that additional reserves are necessary at the balance sheet dates.

Stock-Based Compensation

The Company follows ASC 718, Stock Compensation (ASC 718), which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive income based on their grant date fair values. On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. A pro- rata allocation of non-cash stock-based compensation expense is made to the Company and noncontrolling interests for awards granted under the Plan. The Plan’s non-cash stock-based compensation expense by the Company through December 31, 2012 is summarized in Footnote 9.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures (ASC 820), establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company’s interest rate swaps are valued using models developed by the respective counterparty that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy.

Cash and cash equivalents and derivative financial instruments are reflected in the accompanying consolidated balance sheets at amounts considered by management to reasonably approximate fair value. Management estimates the fair value of its long-term debt using a discounted cash flow analysis based upon the Company’s current borrowing rate for debt with similar maturities and collateral securing the indebtedness. The Company had outstanding senior notes payable and other debt obligations with a carrying value of approximately $705.2 million and $600.5 million as of December 31, 2012 and 2011, respectively. The fair values of debt as of December 31, 2012 and 2011 were $720.8 million and $597.7 million, respectively, based upon interest rates available to the Company on similar borrowings (Level 3). Management estimates the fair value of its secured loan receivables using a discounted cash flow analysis based upon the Company’s current interest rates for secured loan receivables with similar maturities and collateral securing the indebtedness. The Company had outstanding secured loan receivables with a carrying value of approximately $32.6 million and $33.0 million as of December 31, 2012 and 2011, respectively. The fair values of secured loan receivables as of December 31, 2012 and 2011 approximate their carrying value based upon interest rates available to the Company on similar borrowings.

Derivative Instruments

In the normal course of business, a variety of financial instrument are used to manage or hedge interest rate risk. The Company has implemented ASC 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards requiring that all derivatives, including certain derivative instruments embedded in other contracts, be recorded as either an asset or liability measured at their fair value unless they qualify for a normal purchase or normal sales exception. When specific hedge accounting criteria are not met, ASC 815 requires that changes in a derivative’s fair value be recognized currently in earnings. Changes in the fair market values of the Company’s derivative instruments are recorded in the consolidated statements of operations and comprehensive income if the derivative does not qualify for or the Company does not elect to apply hedge accounting. If the derivative is deemed to be eligible for hedge accounting, such changes are reported in accumulated other comprehensive income within the consolidated statement of changes in equity, exclusive of ineffectiveness amounts, which are recognized as adjustments to net income. All of the changes in the fair market values of our derivative instruments are recorded in the consolidated statements of operations and comprehensive income for our interest rate swaps that were terminated in September 2010. In November 2010, we entered into two interest rate swaps and account for changes in fair value of such hedges through accumulated other comprehensive (loss) income in equity in our financial statements via hedge accounting. Derivative contracts are not entered into for trading or speculative purposes. Furthermore, the Company has a policy of only entering into contracts with major financial institutions based upon their credit rating and other factors. Under certain circumstances, the Company may be required to replace a counterparty in the event that the counterparty does not maintain a specified credit rating.

Income Taxes

For federal income tax purposes, the Company elected, with the filing of its initial Form 1120 REIT, U.S. Income Tax Return for U.S. Real Estate Investment Trusts, to be taxed as a Real Estate Investment Trust (REIT) effective at the time of the Merger. To qualify as a REIT, the Company must meet certain organizational, income, asset and distribution tests. The Company currently is in compliance with these requirements and intends to maintain REIT status. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not elect REIT status for four subsequent years. However, the Company may still be subject to federal excise tax. In addition, the Company may be subject to certain state and local income and franchise taxes. Historically, the Company and its predecessor have generally only incurred certain state and local income and franchise taxes, but these amounts were immaterial in each of the periods presented. Prior to the Merger, the Partnership was a limited partnership and the consolidated operating results were included in the income tax returns of the individual partners. No uncertain income tax positions exist as of December 31, 2012 and 2011, respectively. The real estate investments of the Company have an income tax basis of approximately $812,833,004 and $611,116,546 (unaudited) as of December 31, 2012 and 2011, respectively.

Dividends paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share:
Ordinary income	$0.02	$0.94
Return of capital	1.23	0.24

Totals	$1.25	$1.18

Risks and Uncertainties

The Company is subject to certain risks and uncertainties affecting the healthcare industry as a result of healthcare legislation and continuing regulation by federal, state, and local governments. Additionally, the Company is subject to risks and uncertainties as a result of changes affecting operators of nursing home facilities due to the actions of governmental agencies and insurers to limit the growth in cost of healthcare services.

Discontinued Operations

In accordance with ASC 205-20, Presentation of Financial Statements-Discontinued Operations (ASC 205-20), the results of operations to the actual or planned disposition of rental properties are reflected in the consolidated statements of operations and comprehensive income as discontinued operations for all periods presented.

March 8, 2013 Increase in Authorized Shares and Stock Split

On March 7, 2013, the Board of Directors and stockholders of the Company approved an increase in the number of authorized REIT shares to 300,000,000 shares of common stock and a 60.37-to-one split of issued and outstanding common stock. The increase in the authorized shares and the stock split became effective on March 8, 2013 when the Company’s charter was amended for such increase in the number of authorized REIT shares and the stock split. The common share and per common share amounts in these consolidated financial statements and notes to consolidated financial statements have been retrospectively restated to reflect the 60.37-for-one split.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the Company’s consolidated financial position or results of operations.

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The guidance in ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2011 and requires the components of net income and other comprehensive income and total comprehensive income for each period. The Company incorporated the provisions of this update to its consolidated financial statements effective January 1, 2012.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Partnership, the Surviving Partnership, the Operating Partnership, and all controlled subsidiaries. The Partnership considers itself to control an entity if it is the majority owner of and has voting control over such entity or the power to control a variable interest entity. The portion of the net income or loss attributed to third parties is reported as net income allocable to noncontrolling interests on the consolidated statements of operations and comprehensive income, and such parties’ portion of the net equity in such subsidiaries is reported on the consolidated balance sheets as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. The Partnership maintains cash and cash equivalents in United States banking institutions that exceed amounts insured by the Federal Deposit Insurance Corporation. The Partnership believes the risk of loss from exceeding this insured level is minimal.

Real Estate Investments

The Partnership periodically assesses the carrying value of real estate investments and related intangible assets in accordance with ASC 360, Property, Plant, and Equipment (ASC 360), to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. In the event impairment in value occurs and a portion of the carrying amount of the real estate investments will not be recovered in part or in whole, a provision will be recorded to reduce the carrying basis of the real estate investments and related intangibles to their estimated fair value. The estimated fair value of the Partnership’s rental properties is determined by using customary industry standard methods that include discounted cash flow and/or direct capitalization analysis (Level 3) or estimated cash proceeds received upon the anticipated disposition of the asset from market comparables (Level 2). As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

As part of the impairment evaluation during 2011, three buildings were impaired for approximately $6.1 million to reflect the difference between the book value and the fair value (Level 2) including $0.9 million included in discontinued operations. As part of the impairment evaluation during 2010, a building in Hometown, Texas was impaired for $96,000 to reflect the difference between the book value and fair value (Level 2). The property was sold on December 31, 2010, with an immaterial gain subsequent to the impairment of $96,000 previously taken.

Buildings and building improvements are recorded at cost and have been assigned useful lives up to 40-year lives and are depreciated on the straight-line method. Personal property, furniture, and equipment have been assigned the shorter of the estimated useful lives up to 10 years and are depreciated on the straight-line method.

The Partnership may advance monies to its lessees for the purchase, generally, of furniture, fixtures, or equipment or other purposes. Required minimum lease payments due from the lessee increase to provide for the repayment of such amounts over a stated term. These advances in the instance where the depreciable life of the newly purchased asset is less than the remaining lease term are reflected as secured loan receivables on the consolidated balance sheets, and the incremental lease payments are bifurcated between principal and interest over the stated term. In the instance where the depreciable life of the newly purchased assets is longer than the remaining lease term, the purchase is recorded as property when such assets are deemed to be owned by the Partnership. In other instances, explicit secured loans are made to lessees for working capital and other funding needs and provide for monthly principal and interest payments generally ranging from 5 to 10 years.

Purchase Accounting

The Partnership allocates the purchase price of facilities between net tangible and identified intangible assets acquired and liabilities assumed as a result of the Partnership purchasing the business and subsequently leasing the business to third party operators. The Partnership makes estimates of the fair value of the tangible and intangible assets and acquired liabilities using information obtained from multiple sources as a result of preacquisition due diligence, marketing, leasing activities of the Partnership’s operator base, industry surveys of critical valuation metrics such as capitalization rates, discount rates and leasing rates and appraisals obtained as a requirement of the Term Loan (Level 3). The Partnership allocates the purchase price of facilities to net tangible and identified intangible assets acquired based on their fair values in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The determination of fair value involves the use of significant judgment and estimation.

The Partnership determines fair values as follows:

•	Real estate investments are valued using discounted cash flow projections that assume certain future revenue and costs and consider capitalization and discount rates using current market conditions.

•	The Partnership allocates the purchase price of facilities to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

•	Other assets acquired and other liabilities assumed are valued at stated amounts, which approximate fair value.

•	Assumed debt balances are valued at fair value, with the computed discount/premium amortized over the remaining term of the obligation.

The Partnership determines the value of land either based on real estate tax assessed values in relation to the total value of the asset, internal analyses of recently acquired and existing comparable properties within the Partnership’s portfolio, or third party appraisals. The fair value of in-place leases, if any, reflects: (i) above and below-market leases, if any, determined by discounting the difference between the estimated current market rent and the in-place rentals, the resulting intangible asset or liability of which is amortized to rental revenue over the remaining life of the associated lease plus any fixed rate renewal periods if applicable; (ii) the estimated value of the cost to obtain operators, including operator allowances, operator improvements, and leasing commissions, which is amortized over the remaining life of the associated lease; and (iii) an estimated value of the absorption period to reflect the value of the rents and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant, which is amortized over the remaining life of the associated lease. The Partnership also estimates the value of operator or other customer relationships acquired by considering the nature and extent of existing business relationships with the operator, growth prospects for developing new business with such operator, such operator’s credit quality, expectations of lease renewals with such operator, and the potential for significant, additional future leasing arrangements with such operator. The Partnership amortizes such value, if any, over the expected term of the associated arrangements or leases, which would include the remaining lives of the related leases. The amortization is included in the consolidated statements of operations and comprehensive income in rental income. Generally, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

Prior to the Merger on September 17, 2010, Aviv Asset Management, L.L.C. (AAM) was a nonconsolidated management company to the Partnership based on the application of appropriate accounting guidance (as discussed in Footnote 12). Upon the Merger, AAM became a consolidated entity of the Company and is presented as such for all periods included herein with all periods shown at historical cost (carryover basis with no adjustments to fair value). This treatment is in accordance with ASC 805 due to the fact that AAM was under common control prior and subsequent to the Merger.

Revenue Recognition

Rental income is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental income earned and amounts due under the lease are charged or credited, as applicable, to straight-line rent receivable, net. Income recognized from this policy is titled straight-line rental income. Additional rents from expense reimbursements for insurance, real estate taxes, and certain other expenses are recognized in the period in which the related expenses are incurred and the net impact is reflected in rental income on the consolidated statements of operations and comprehensive income.

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

During the years ended December 31, 2012, 2011, and 2010 straight-line rental (loss) income includes a write-off (expense) of straight-line rent receivable, net of approximately $1.5 million, $7.1 million, and $3.4 million, respectively, due to the early termination of leases and replacement of operators.

Lease Accounting

The Partnership, as lessor, makes a determination with respect to each of its leases whether they should be accounted for as operating leases or direct financing leases. The classification criteria is based on estimates regarding the fair value of the leased facilities, minimum lease payments, effective cost of funds, the economic life of the facilities, the existence of a bargain purchase option, and certain other terms in the lease agreements. Payments received under operating leases are accounted for in the statements of operations and comprehensive income as rental income for actual rent collected plus or minus a straight-line adjustment for estimated minimum lease escalators. Assets subject to operating leases are reported as real estate investments in the consolidated balance sheets. For facilities leased as direct financing arrangements, an asset equal to the Partnership’s net initial investment is established on the balance sheet titled assets under direct financing leases. Payments received under the financing lease are bifurcated between interest income and principal amortization to achieve a consistent yield over the stated lease term using the interest method. Principal amortization (accretion) is reflected as an adjustment to the asset subject to a financing lease. Such accretion was approximately $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2012, 2011, and 2010, respectively.

All of the Partnership’s leases contain fixed or formula-based rent escalators. To the extent that the escalator increases are tied to a fixed index or rate, lease payments are accounted for on a straight-line basis over the life of the lease.

Deferred Finance Costs

Deferred finance costs are being amortized using the straight-line method, which approximates the interest method, over the term of the respective underlying debt agreement.

Secured Loan Receivables

Secured loan receivables consist of capital improvement loans and secured loans to operators. Capital improvement loans represent the financing provided by the Company to the operator to acquire furniture, fixtures, and equipment while the operator is operating the facility. Secured loans to operators represent financing provided by the Company to operators for working capital needs. Secured loan receivables are carried at their principal amount outstanding. Management periodically evaluates outstanding secured loans and notes receivable for collectability on a loan-by-loan basis. When management identifies potential loan impairment indicators, such as nonpayment under the loan documents, impairment of the underlying collateral, financial difficulty of the operator, or other circumstances that may impair full execution of the loan documents, and management believes it is probable that all amounts will not be collected under the contractual terms of the loan, the loan is written down to the present value of the expected future cash flows. Loan impairment is monitored via a quantitative and qualitative analysis including credit quality indicators and it is reasonably possible that a change in estimate could occur in the near term. As of December 31, 2012 and 2011, respectively, secured loan receivable reserves amounted to approximately $0.3 million and $2.2 million, respectively. No other circumstances exist that would suggest that additional reserves are necessary at the balance sheet dates.

Stock-Based Compensation

The Partnership follows ASC 718, Stock Compensation (ASC 718), which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive income based on their grant date fair values. On September 17, 2010, the Partnership adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. A pro- rata allocation of non-cash stock-based compensation expense is made to the Partnership and noncontrolling interests for awards granted under the Plan. The Plan’s non-cash stock-based compensation expense by the Partnership through December 31, 2012 is summarized in Footnote 9.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures (ASC 820), establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Partnership’s interest rate swaps are valued using models developed by the respective counterparty that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy.

Cash and cash equivalents and derivative financial instruments are reflected in the accompanying consolidated balance sheets at amounts considered by management to reasonably approximate fair value. Management estimates the fair value of its long-term debt using a discounted cash flow analysis based upon the Partnership’s current borrowing rate for debt with similar maturities and collateral securing the indebtedness. The Partnership had outstanding senior notes payable and other debt obligations with a carrying value of approximately $705.2 million and $600.5 million as of December 31, 2012 and 2011, respectively. The fair values of debt as of December 31, 2012 was $720.8 million and as of December 31, 2011 approximates its carrying value based upon interest rates available to the Partnership on similar borrowings (Level 3). Management estimates the fair value of its secured loan receivables using a discounted cash flow analysis based upon the Partnership’s current interest rates for secured loan receivables with similar maturities and collateral securing the indebtedness. The Partnership had outstanding secured loan receivables with a carrying value of approximately $32.6 million and $33.0 million as of December 31, 2012 and 2011, respectively. The fair values of secured loan receivables as of December 31, 2011 and 2010 approximate their carrying value based upon interest rates available to the Partnership on similar borrowings.

Derivative Instruments

In the normal course of business, a variety of financial instruments are used to manage or hedge interest rate risk. The Partnership has implemented ASC 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards requiring that all derivatives, including certain derivative instruments embedded in other contracts, be recorded as either an asset or liability measured at their fair value unless they qualify for a normal purchase or normal sales exception. When specific hedge accounting criteria are not met, ASC 815 requires that changes in a derivative’s fair value be recognized currently in earnings. Changes in the fair market values of the Partnership’s derivative instruments are recorded in the consolidated statements of operations and comprehensive income if the derivative does not qualify for or the Partnership does not elect to apply hedge accounting. If the derivative is deemed to be eligible for hedge accounting, such changes are reported in accumulated other comprehensive income within the consolidated statement of changes in equity, exclusive of ineffectiveness amounts, which are recognized as adjustments to net income. All of the changes in the fair market values of our derivative instruments are recorded in the consolidated statements of operations and comprehensive income for our interest rate swaps that were terminated in September 2010. In November 2010, we entered into two interest rate swaps and account for changes in fair value of such hedges through accumulated other comprehensive (loss) income in equity in our financial statements via hedge accounting. Derivative contracts are not entered into for trading or speculative purposes. Furthermore, the Partnership has a policy of only entering into contracts with major financial institutions based upon their credit rating and other factors. Under certain circumstances, the Partnership may be required to replace a counterparty in the event that the counterparty does not maintain a specified credit rating.

Income Taxes

As a limited partnership, the consolidated operating results are included in the income tax returns of the individual partners. Accordingly, the Partnership does not provide for federal income taxes. State income taxes were not significant in any of the periods presented. No uncertain income tax positions exist as of December 31, 2012 and 2011, respectively.

Risks and Uncertainties

The Partnership is subject to certain risks and uncertainties affecting the healthcare industry as a result of healthcare legislation and continuing regulation by federal, state, and local governments. Additionally, the Partnership is subject to risks and uncertainties as a result of changes affecting operators of nursing home facilities due to the actions of governmental agencies and insurers to limit the growth in cost of healthcare services.

Discontinued Operations

In accordance with ASC 205-20, Presentation of Financial Statements-Discontinued Operations (ASC 205-20), the results of operations to the actual or planned disposition of rental properties are reflected in the consolidated statements of operations and comprehensive income as discontinued operations for all periods presented.

March 8, 2013 Increase in Authorized Shares and Stock Split

On March 7, 2013, the Board of Directors and stockholders of the Company approved an increase in the number of authorized REIT shares to 300,000,000 shares of common stock and a 60.37-to-one split of issued and outstanding common stock. The increase in the authorized shares and the stock split became effective on March 8, 2013 when the REIT’s charter was amended for such increase in the number of authorized REIT shares and the stock split. The common share amounts in these consolidated financial statements and notes to consolidated financial statements have been retrospectively restated to reflect the 60.37-for-one split.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the Partnership’s consolidated financial position or results of operations.

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The guidance in ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2011 and requires the components of net income and other comprehensive income and total comprehensive income for each period. The Partnership incorporated the provisions of this update to its consolidated financial statements effective January 1, 2012.

Rental Property Activity	12 Months Ended
Dec. 31, 2012
Rental Property Activity

3. Rental Property Activity

The Company had the following rental property activity during the year ended December 31, 2012 as described below:

•	In January 2012, Aviv Financing II acquired a land parcel in Ohio from an unrelated third party for a purchase price of $275,000. The Company financed this purchase through cash.

•

In March 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of approximately $4,800,000. The Company financed this purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of approximately $2,500,000. The Company financed this purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired seven properties in Iowa and one property in Nebraska from an unrelated third party for a purchase price of approximately $16,200,000. The Company financed this purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line (see Footnote 7).

•

In April 2012, Aviv Financing V acquired fifteen properties in Texas from an unrelated third party for a purchase price of $72,700,000. The Company financed the purchase through cash and borrowings of $37,500,000 under the 2016 Revolver (see Footnote 7).

•

In April 2012, Aviv Financing I acquired one property in Florida from an unrelated third party for a purchase price of $4,936,000. The Company financed the purchase through cash and borrowings of $3,455,200 under the Acquisition Credit Line (see Footnote 7).

•	In April 2012, Aviv Financing II sold two properties in Arkansas to an unrelated third party for a sales price of $10,180,000 and recognized a net gain of approximately $438,000.

•	In April 2012, Aviv Financing III sold a property in Arkansas to an unrelated third party for a sales price of $17,100,000 and recognized a net gain of approximately $4,306,300.

•	In April 2012, Aviv Financing II sold a property in Massachusetts to an unrelated third party for a sales price of $7,500,000, and recognized a net loss of approximately $319,000.

•

In May 2012, Aviv Financing V acquired one property in Wisconsin from an unrelated third party for a purchase price of $2,500,000. The Company financed the purchase through cash and borrowings of $1,750,000 under the 2016 Revolver (see Footnote 7).

•	In May 2012, Aviv Financing V acquired one vacant land parcel in Texas from an unrelated third party for a purchase price of $60,000. The Company financed the purchase through cash.

•

In June 2012, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of $16,000,000. The Company financed the purchase through the assumption of the seller’s loan of approximately $11,460,000 and cash.

•	In July 2012, Aviv Financing II acquired a property in Indiana from an unrelated third party for a purchase price of $8,400,000. The Company financed the purchase through cash.

•	In August 2012, Aviv Financing II acquired a property in Idaho from an unrelated third party for a purchase price of $6,000,000. The Company financed the purchase through cash.

•	In September 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of approximately $1,162,000. The Company financed the purchase through cash.

•

In September 2012, Aviv Financing V acquired a property in Kentucky from an unrelated third party for a purchase price of approximately $9,925,000. The Company financed the purchase through borrowings under the 2016 Revolver (see Footnote 7).

•	In October 2012, Aviv Financing II acquired a property in Wisconsin from an unrelated third party for a purchase price of $7,600,000. The Company financed this purchase through cash.

•	In October 2012, Aviv Financing I sold a property in Washington to an unrelated third party for a sales price of $330,000 and recognized a net loss of approximately $18,300.

•	In October 2012, Aviv Financing II sold a portion of a vacant land parcel in Ohio to an unrelated third party for a sales price of $140,429 and recognized a net gain of approximately $1,350.

•	In November 2012, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $5,000,000. The Company financed this purchase through cash.

•	In November 2012, Aviv Financing II acquired four properties in Florida from an unrelated third party for a purchase price of $14,100,000. The Company financed this purchase through cash.

•	In November 2012, Aviv Financing II sold a property in Idaho to an unrelated third party for a sales price of $750,000 and recognized a net gain of approximately $27,700.

•	In November 2012, Aviv Financing II sold a property in Texas to an unrelated third party for a sales price of $200,000 and recognized a net loss of approximately $2,000.

•	In December 2012, Aviv Financing I acquired a vacant land parcel in Texas from an unrelated third party for a purchase price of $92,561. The Company financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of $975,000. The Company financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $7,600,000. The Company financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired two properties in Oklahoma from an unrelated third party for a purchase price of approximately $3,500,000. The Company financed this purchase through cash.

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the years ended 2012 and 2011 as of January 1, 2011 (unaudited):

	For the Year Ended December 31,
	2012	2011
Total revenues	$132,997,084	$117,864,250
Net income	16,491,617	22,599,439

For the year ended December 31, 2012, revenues attributable to the acquired assets was approximately $11.4 million, and net income attributable to the acquired assets was approximately $6.4 million, respectively, recognized in the consolidated statements of operations and comprehensive income.

Related to the above business combinations, the Company incurred approximately $1,795,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price paid for these properties acquired in 2012 as follows using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$20,831,000
Buildings and improvements	148,307,000
Furniture, fixtures and equipment	15,188,000
Mortgages and other notes payable assumed	(11,460,000)

Borrowings and available cash	$172,866,000

For the business combinations in 2012, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The following summarizes the Company’s construction in progress at:

	December 31, 2012	December 31, 2011
Beginning Balance, January 1, 2012 and 2011, respectively	$28,293,083	$2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)	—
Placed in service	(41,105,831)	—

	$4,483,684	$28,293,083

During 2012 and 2011, the Company capitalized expenditures for improvements related to various development projects. In 2012, the Company placed into service three additions and two remodels to three properties located in Washington and two development properties located in Connecticut. In accordance with ASC 835 Capitalization of Interest (ASC 835), the Company capitalizes interest based on the average cash balance of construction in progress for the period using the weighted-average interest rate on all outstanding debt, which approximated 6.8% for the year ended December 31, 2012. The balance of capitalized interest within construction in progress at December 31, 2012 and 2011 was $71,514 and $682,273, respectively. The amount capitalized during the year ended December 31, 2012 and 2011, relative to interest incurred was $1,051,987 and $374,970, respectively.

The Company had the following rental property activity during the year ended December 31, 2011 as described below:

•

In January 2011, Aviv Financing I acquired a property in Kansas from an unrelated third party for a purchase price of $3,045,000. The Company financed this purchase through cash and borrowings of $2,131,000 under the Acquisition Credit Line (see Footnote 7).

•	In March 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of approximately $2,200,000. The Company financed this purchase through cash.

•	In March 2011, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $9,581,000. The Company financed this purchase through cash.

•

In March 2011, Aviv Financing II acquired a property in Florida from an unrelated third party for a purchase price of approximately $10,000,000. The Company financed this purchase through borrowings of $10,200,000 under the 2014 Revolver (see Footnote 7).

•	In April 2011, Aviv Financing II acquired three properties in Ohio from an unrelated third party for a purchase price of $9,250,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Kansas from an unrelated third party for a purchase price of $1,300,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $2,093,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired three properties in Texas from an unrelated third party for a purchase price of $8,707,000. The Company financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired three properties in Kansas from an unrelated third party for a purchase price of $2,273,000. The Company financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired a property in Missouri from an unrelated third party for a purchase price of $5,470,000. The Company financed this purchase through cash.

•

In May 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $12,000,000. In addition, as part of this acquisition, the Company recognized an approximate $3,333,000 addition to the purchase price as per the guidance within ASC 805 as it relates to the earn-out provision defined at closing (Level 3). The Company financed this purchase through cash.

•

In August 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,100,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In August 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $5,500,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In September 2011, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $3,200,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Oklahoma from an unrelated third party for a purchase price of $3,300,000. The Company financed this purchase through cash and borrowings of $1,940,000 under the Acquisition Credit Line (see Footnote 7).

•	In November 2011, Aviv Financing I sold three vacant land parcels in Massachusetts to unrelated third parties for a sales price of $1,360,000 and recognized a gain of approximately $1,110,000.

•

In November 2011, Aviv Financing I acquired five properties in Kansas from an unrelated third party for a purchase price of $10,800,000. The Company financed this purchase through cash and borrowings of $7,560,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired seven properties in Pennsylvania and Ohio from an unrelated third party for a purchase price of $50,142,813. The Company financed this purchase through cash and borrowings of approximately $37,340,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,657,187. The Company financed this purchase through cash. In December 2011, the Company added borrowings of approximately $4,660,000 under the Acquisition Credit Line (see Footnote 7) in connection with this property.

•

In December 2011, Aviv Financing I acquired eleven properties in California and Nevada from an unrelated third party for a purchase price of $24,845,100. The Company financed this purchase through cash and borrowings of $17,392,000 under the Acquisition Credit Line (see Footnote 7).

•

In December 2011, Aviv Financing I acquired a property in Arkansas from an unrelated third party for a purchase price of $4,750,000. The Company financed this purchase through cash and borrowings of $3,325,000 under the Acquisition Credit Line (see Footnote 7).

•	In December 2011, Aviv Financing I sold a vacant land parcel in Massachusetts to an unrelated third party for a sales price of $150,000 and recognized a gain of approximately $60,000.

Related to the above business combinations, the Company incurred approximately $2,824,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

For the business combinations in 2011, other than the acquisition in December for a purchase price of $24,845,100, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Company had the following rental property activity during the year ended December 31, 2010 as described below:

•

In March 2010, Aviv Financing III recognized an additional $8,121,000 addition to the purchase price for the August 2008 acquisitions of eight properties in California and Oregon from an unrelated third party as per the guidance within ASC 805. The addition is related to the earn-out provision defined at closing. Such $8,121,000 additions along with $1,480,000 previously accrued amounts at December 31, 2009 related to the acquisitions of two properties in April 2009 in California and Nevada under Aviv Financing I, were paid out in the amount of approximately $9,601,000.

•	In June 2010, Aviv Financing III acquired a property in Tennessee from an unrelated third party for a purchase price of approximately $3,380,000. The Company financed this purchase through cash.

•

In July 2010, Aviv Financing I disposed of two properties in California to an unrelated third party for a total selling price of approximately $3,988,000, which resulted in a gain on disposal of approximately $582,000. The proceeds from the sale were primarily used to pay down a portion of the existing Credit Facility (see Footnote 7) by approximately $3,883,000.

•

In September 2010, Aviv Financing I acquired a property in Virginia from an unrelated third party for a purchase price of approximately $5,000,000. The Company financed this purchase through borrowings of approximately $3,162,000 under the Revolver (see Footnote 7).

•

In October 2010, Aviv Financing I acquired four properties in Missouri from various unrelated third parties for a purchase price of approximately $10,460,000. The Company financed this purchase through borrowings of approximately $7,718,000 under the 2014 Revolver (see Footnote 7).

•

In November 2010, Aviv Financing III acquired a property in California from an unrelated third party for a purchase price of approximately $11,500,000. The Company financed this purchase through borrowings of approximately $7,800,000 under an acquisition loan.

•	In December 2010, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of approximately $2,600,000. The Company financed this purchase through cash.

•

In December 2010, Aviv Financing I acquired four properties in Kansas, Texas and Connecticut, from unrelated third parties for a purchase price of approximately $21,944,000. The Company financed this purchase through borrowings of approximately $15,666,000 under the 2014 Revolver (see Footnote 7).

•	In December 2010, Aviv Financing I sold a property located in Texas to an unrelated third party for a sales price of approximately $96,000.

Related to the above business combinations, the Company incurred approximately $618,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

For the business combinations in 2010, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Company considers renewals on above- or below-market leases when ascribing value to the in-place lease intangible liabilities at the date of a property acquisition. In those instances where the renewal lease rate pursuant to the terms of the lease does not adjust to a current market rent, the Company evaluates whether the stated renewal rate is above or below current market rates and considers the past and current operations of the property, the current rent coverage ratio of the operator, and the number of years until potential renewal option exercise. If renewal is considered probable based on these factors, an additional lease intangible liability is recorded at acquisition and amortized over the renewal period.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Rental Property Activity

3. Rental Property Activity

The Partnership had the following rental property activity during the year ended December 31, 2012 as described below:

•	In January 2012, Aviv Financing II acquired a land parcel in Ohio from an unrelated third party for a purchase price of $275,000. The Partnership financed this purchase through cash.

•

In March 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of approximately $4,800,000. The Partnership financed this purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of approximately $2,500,000. The Partnership financed this purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired seven properties in Iowa and one property in Nebraska from an unrelated third party for a purchase price of approximately $16,200,000. The Partnership financed this purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line (see Footnote 7).

•

In April 2012, Aviv Financing V acquired fifteen properties in Texas from an unrelated third party for a purchase price of $72,700,000. The Partnership financed the purchase through cash and borrowings of $37,500,000 under the 2016 Revolver (see Footnote 7).

•

In April 2012, Aviv Financing I acquired one property in Florida from an unrelated third party for a purchase price of $4,936,000. The Partnership financed the purchase through cash and borrowings of $3,455,200 under the Acquisition Credit Line (see Footnote 7).

•	In April 2012, Aviv Financing II sold two properties in Arkansas to an unrelated third party for a sales price of $10,180,000 and recognized a net gain of approximately $438,000.

•	In April 2012, Aviv Financing III sold a property in Arkansas to an unrelated third party for a sales price of $17,100,000 and recognized a net gain of approximately $4,306,300.

•	In April 2012, Aviv Financing II sold a property in Massachusetts to an unrelated third party for a sales price of $7,500,000, and recognized a net loss of approximately $319,000.

•

In May 2012, Aviv Financing V acquired one property in Wisconsin from an unrelated third party for a purchase price of $2,500,000. The Partnership financed the purchase through cash and borrowings of $1,750,000 under the 2016 Revolver (see Footnote 7).

•	In May 2012, Aviv Financing V acquired one vacant land parcel in Texas from an unrelated third party for a purchase price of $60,000. The Partnership financed the purchase through cash.

•

In June 2012, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of $16,000,000. The Partnership financed the purchase through the assumption of the seller’s loan of approximately $11,460,000 and cash.

•	In July 2012, Aviv Financing II acquired a property in Indiana from an unrelated third party for a purchase price of $8,400,000. The Partnership financed the purchase through cash.

•	In August 2012, Aviv Financing II acquired a property in Idaho from an unrelated third party for a purchase price of $6,000,000. The Partnership financed the purchase through cash.

•

In September 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of approximately $1,162,000. The Partnership financed the purchase through cash.

•

In September 2012, Aviv Financing V acquired a property in Kentucky from an unrelated third party for a purchase price of approximately $9,925,000. The Partnership financed the purchase through borrowings under the 2016 Revolver (see Footnote 7).

•	In October 2012, Aviv Financing II acquired a property in Wisconsin from an unrelated third party for a purchase price of $7,600,000. The Partnership financed this purchase through cash.

•	In October 2012, Aviv Financing I sold a property in Washington to an unrelated third party for a sales price of $330,000 and recognized a net loss of approximately $18,300.

•	In October 2012, Aviv Financing II sold a portion of a vacant land parcel in Ohio to an unrelated third party for a sales price of $140,429 and recognized a net gain of approximately $1,350.

•	In November 2012, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $5,000,000. The Partnership financed this purchase through cash.

•	In November 2012, Aviv Financing II acquired four properties in Florida from an unrelated third party for a purchase price of $14,100,000. The Partnership financed this purchase through cash.

•	In November 2012, Aviv Financing II sold a property in Idaho to an unrelated third party for a sales price of $750,000 and recognized a net gain of approximately $27,700.

•	In November 2012, Aviv Financing II sold a property in Texas to an unrelated third party for a sales price of $200,000 and recognized a net loss of approximately $2,000.

•	In December 2012, Aviv Financing I acquired a vacant land parcel in Texas from an unrelated third party for a purchase price of $92,561. The Partnership financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of $975,000. The Partnership financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $7,600,000. The Partnership financed the purchase through cash.

•

In December 2012, Aviv Financing II acquired two properties in Oklahoma from an unrelated third party for a purchase price of approximately $3,500,000. The Partnership financed this purchase through cash.

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the years ended 2012 and 2011 as of January 1, 2011 (unaudited):

	For the Year Ended December 31,
	2012	2011
Total revenues	$132,997,084	$117,864,250
Net income	16,491,617	22,599,439

For the year ended December 31, 2012, revenues attributable to the acquired assets was approximately $11.4 million, and net income attributable to the acquired assets was approximately $6.4 million, respectively, recognized in the consolidated statements of operations and comprehensive income.

Related to the above business combinations, the Partnership incurred approximately $1,795,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2012 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$20,831,000
Buildings and improvements	148,307,000
Furniture, fixtures and equipment	15,188,000
Mortgages and other notes payable assumed	(11,460,000)

Borrowings and available cash	$172,866,000

For the business combinations in 2012, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The following summarizes the Partnership’s construction in progress at:

	December 31, 2012	December 31, 2011
Beginning Balance, January 1, 2012 and 2011, respectively	$28,293,083	$2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)	—
Placed in service	(41,105,831)	—

	$4,483,684	$28,293,083

During 2012 and 2011, the Partnership capitalized expenditures for improvements related to various development projects. In 2012, the Partnership placed into service three additions and two remodels to three properties located in Washington and two development properties located in Connecticut. In accordance with ASC 835 Capitalization of Interest (ASC 835), the Partnership capitalizes interest based on the average cash balance of construction in progress for the period using the weighted-average interest rate on all outstanding debt, which approximated 6.8% for the year ended December 31, 2012. The balance of capitalized interest within construction in progress at December 31, 2012 and 2011 was $71,514 and $682,273, respectively. The amount capitalized during the year ended December 31, 2012 and 2011, relative to interest incurred was $1,051,987 and $374,970, respectively.

The Partnership had the following rental property activity for the year ended December 31, 2011 as described below:

•

In January 2011, Aviv Financing I acquired a property in Kansas from an unrelated third party for a purchase price of $3,045,000. The Partnership financed this purchase through cash and borrowings of $2,131,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of approximately $2,200,000. The Partnership financed this purchase through cash.

•	In March 2011, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $9,581,000. The Partnership financed this purchase through cash.

•

In March 2011, Aviv Financing II acquired a property in Florida from an unrelated third party for a purchase price of approximately $10,000,000. The Partnership financed this purchase through borrowings of $10,200,000 under the 2014 Revolver (see Footnote 7).

•	In April 2011, Aviv Financing II acquired three properties in Ohio from an unrelated third party for a purchase price of $9,250,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Kansas from an unrelated third party for a purchase price of $1,300,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $2,093,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired three properties in Texas from an unrelated third party for a purchase price of $8,707,000. The Partnership financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired three properties in Kansas from an unrelated third party for a purchase price of $2,273,000. The Partnership financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired a property in Missouri from an unrelated third party for a purchase price of $5,470,000. The Partnership financed this purchase through cash.

•

In May 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $12,000,000. In addition, as part of this acquisition, the Partnership recognized an approximate $3,333,000 addition to the purchase price as per the guidance within ASC 805 as it relates to the earn-out provision defined at closing (Level 3). The Partnership financed this purchase through cash.

•

In August 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,100,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In August 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $5,500,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In September 2011, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $3,200,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Oklahoma from an unrelated third party for a purchase price of $3,300,000. The Partnership financed this purchase through cash and borrowings of $1,940,000 under the Acquisition Credit Line (see Footnote 7).

•	In November 2011, Aviv Financing I sold three vacant land parcels in Massachusetts to unrelated third parties for a sales price of $1,360,000 and recognized a gain of approximately $1,110,000.

•

In November 2011, Aviv Financing I acquired five properties in Kansas from an unrelated third party for a purchase price of $10,800,000. The Partnership financed this purchase through cash and borrowings of $7,560,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired seven properties in Pennsylvania and Ohio from an unrelated third party for a purchase price of $50,142,813. The Partnership financed this purchase through cash and borrowings of approximately $37,340,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,657,187. The Partnership financed this purchase through cash. In December 2011, the Partnership added borrowings of approximately $4,660,000 under the Acquisition Credit Line (see Footnote 7) in connection with this property.

•

In December 2011, Aviv Financing I acquired eleven properties in California and Nevada from an unrelated third party for a purchase price of $24,845,100. The Partnership financed this purchase through cash and borrowings of $17,392,000 under the Acquisition Credit Line (see Footnote 7).

•

In December 2011, Aviv Financing I acquired a property in Arkansas from an unrelated third party for a purchase price of $4,750,000. The Partnership financed this purchase through cash and borrowings of $3,325,000 under the Acquisition Credit Line (see Footnote 7).

•	In December 2011, Aviv Financing I sold a vacant land parcel in Massachusetts to an unrelated third party for a sales price of $150,000 and recognized a gain of approximately $60,000.

Related to the above business combinations, the Partnership incurred approximately $2,824,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

For the business combinations in 2011, other than the acquisition in December for a purchase price of $24,845,100, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Partnership had the following rental property activity during the year ended December 31, 2010 as described below:

•

In March 2010, Aviv Financing III recognized an additional $8,121,000 addition to the purchase price for the August 2008 acquisitions of eight properties in California and Oregon from an unrelated third party as per the guidance within ASC 805. The addition is related to the earn-out provision defined at closing. Such $8,121,000 additions along with $1,480,000 previously accrued amounts at December 31, 2009 related to the acquisitions of two properties in April 2009 in California and Nevada under Aviv Financing I, were paid out in the amount of approximately $9,601,000.

•	In June 2010, Aviv Financing III acquired a property in Tennessee from an unrelated third party for a purchase price of approximately $3,380,000. The Partnership financed this purchase through cash.

•

In July 2010, Aviv Financing I disposed of two properties in California to an unrelated third party for a total selling price of approximately $3,988,000, which resulted in a gain on disposal of approximately $582,000. The proceeds from the sale were primarily used to pay down a portion of the existing Credit Facility (see Footnote 7) by approximately $3,883,000.

•

In September 2010, Aviv Financing I acquired a property in Virginia from an unrelated third party for a purchase price of approximately $5,000,000. The Partnership financed this purchase through borrowings of approximately $3,162,000 under the 2014 Revolver (see Footnote 7).

•

In October 2010, Aviv Financing I acquired four properties in Missouri from various unrelated third parties for a purchase price of approximately $10,460,000. The Partnership financed this purchase through borrowings of approximately $7,718,000 under the 2014 Revolver (see Footnote 7).

•

In November 2010, Aviv Financing III acquired a property in California from an unrelated third party for a purchase price of approximately $11,500,000. The Partnership financed this purchase through borrowings of approximately $7,800,000 under an acquisition loan.

•

In December 2010, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of approximately $2,600,000. The Partnership financed this purchase through cash.

•

In December 2010, Aviv Financing I acquired four properties in Kansas, Texas and Connecticut, from unrelated third parties for a purchase price of approximately $21,944,000. The Partnership financed this purchase through borrowings of approximately $15,666,000 under the 2014 Revolver (see Footnote 7).

•	In December 2010, Aviv Financing I sold a property located in Texas to an unrelated third party for a sales price of approximately $96,000.

Related to the above business combinations, the Partnership incurred approximately $618,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

For the business combinations in 2010, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Company considers renewals on above- or below-market leases when ascribing value to the in-place lease intangible liabilities at the date of a property acquisition. In those instances where the renewal lease rate pursuant to the terms of the lease does not adjust to a current market rent, the Company evaluates whether the stated renewal rate is above or below current market rates and considers the past and current operations of the property, the current rent coverage ratio of the operator, and the number of years until potential renewal option exercise. If renewal is considered probable based on these factors, an additional lease intangible liability is recorded at acquisition and amortized over the renewal period.

Secured Loan Receivables	12 Months Ended
Dec. 31, 2012
Secured Loan Receivables

4. Secured Loan Receivables, net

The following summarizes the Company’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

The Company’s reserve on a loan-by-loan basis for uncollectible secured loan receivables balances at December 31, 2012 and 2011 was approximately $0.3 million and $2.2 million, respectively and any movement in the reserve is reflected in reserve for uncollectible loan receivables in the consolidated statements of operations and comprehensive income. The gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied was approximately $3.1 million and $8.9 million at December 31, 2012 and 2011, respectively.

During 2012 and 2011, the Company funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Company accrue interest and are recorded as interest income unless the loan is deemed impaired in accordance with Company policy. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Secured Loan Receivables

4. Secured Loan Receivables, net

The following summarizes the Partnership’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

The Partnership’s reserve on a loan-by-loan basis for uncollectible secured loan receivables balances at December 31, 2012 and 2011 was approximately $0.3 million and $2.2 million, respectively and any movement in the reserve is reflected in reserve for uncollectible loan receivables in the consolidated statements of operations and comprehensive income. The gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied was approximately $3.1 million and $8.9 million at December 31, 2012 and 2011, respectively.

During 2012 and 2011, the Partnership funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Partnership accrue interest and are recorded as interest income unless the loan is deemed impaired in accordance with Partnership policy. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Deferred Finance Costs	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs

5. Deferred Finance Costs

The following summarizes the Company’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	$20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	$14,651,265	$13,142,330

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

During the year ended December 31, 2012, the Company wrote-off deferred financing costs of approximately $53,000 with approximately $12,000 of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of approximately $41,000, including approximately $13,000 recognized in discontinued operations.

During the year ended December 31, 2011, the Company wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Finance Costs

5. Deferred Finance Costs

The following summarizes the Partnership’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	14,651,265	$13,142,330

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years and thereafter is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

During the year ended December 31, 2012, the Partnership wrote-off deferred financing costs of approximately $53,000 with approximately $12,000 of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of approximately $41,000, including approximately $13,000 recognized in discontinued operations.

During the year ended December 31, 2011, the Partnership wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

Lease Intangibles	12 Months Ended
Dec. 31, 2012
Lease Intangibles

6. Lease Intangibles

The following summarizes the Company’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Amortization expense for in-place lease assets and operator relationship was $0.1 million, $0 million, and $0 million for the years ended December 31, 2012, 2011, and 2010 and is included as a component of depreciation and amortization in the consolidated statements of operations and comprehensive income. Amortization expense for the above market leases intangible asset for the years ended December 31, 2012, 2011, and 2010 was approximately $0.6 million, $0.6 million, and $0.7 million respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2012, 2011, and 2010 was approximately $2.0 million, $2.0 million, and $2.5 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2012, the Company wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.7 million, and below market leases intangible liability of approximately $0.8 million with accumulated accretion of approximately $0.7 million, for a net recognition of approximately $19,000 gain in rental income from intangible amortization, respectively.

For the year ended December 31, 2011, the Company wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

For the year ended December 31, 2010, the Company wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $2.0 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Lease Intangibles

6. Lease Intangibles

The following summarizes the Partnership’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Amortization expense for in-place lease assets and operator relationship was $0.1 million, $0 million, and $0 million for the years ended December 31, 2012, 2011, and 2010 and is included as a component of depreciation and amortization in the consolidated statements of operations and comprehensive income. Amortization expense for the above market leases intangible asset for the years ended December 31, 2012, 2011, and 2010 was approximately $0.6 million, $0.6 million, and $0.7 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2012, 2011, and 2010 was approximately $2.0 million, $2.0 million, and $2.5 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2012, the Partnership wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.7 million, and below market leases intangible liability of approximately $0.8 million with accumulated accretion of approximately $0.7 million, for a net recognition of approximately $19,000 gain in rental income from intangible amortization, respectively.

For the year ended December 31, 2011, the Partnership wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

For the year ended December 31, 2010, the Partnership wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $1.9 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998

Senior Notes Payable and Other Debt	12 Months Ended
Dec. 31, 2012
Senior Notes Payable and Other Debt

7. Senior Notes Payable and Other Debt

The Company’s senior notes payable and other debt consisted of the following:

	December 31, 2012	December 31, 2011
Senior Notes (interest rate of 7.75% on December 31, 2012 and 2011, respectively), inclusive of $3.2 million and $2.6 million net premium balance, respectively	$403,180,433	$302,552,127
Term Loan (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	192,212,350	196,943,393
Acquisition Credit Line (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	18,925,200	72,216,570
Construction loan (interest rates of 5.95% on December 31, 2012 and 2011, respectively)	—	6,073,802
2016 Revolver (interest rate 5.25% on December 31, 2012	69,368,589	—
2014 Revolver (interest rate of 6.50% on December 31, 2012 and 2011, respectively)	—	15,000,000
Acquisition loans (interest rates of 6.00% on December 31, 2012 and 2011, respectively)	7,584,974	7,687,686
HUD Loan (interest rate of 5.00% on December 31, 2012), inclusive of $2.5 million premium balance	13,881,869	—

Total	$705,153,415	$600,473,578

Senior Notes

On February 4, 2011, April 5, 2011, and March 28, 2012 Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers) issued $200 million, $100 million and $100 million of 7.75% Senior Notes due in 2019 (the Senior Notes), respectively. The REIT is a guarantor of the Issuers’ Senior Notes. The Senior Notes are unsecured senior obligations of the Issuers and will mature on February 15, 2019. The Senior Notes bear interest at a rate of 7.75% per annum, payable semiannually to holders of record at the close of business on the February 1 or the August 1 immediately preceding the interest payment date on February 15 and August 15 of each year, commencing August 15, 2011. A premium of approximately $2.75 million and $1.0 million was associated with the offering of the $100 million of Senior Notes on April 5, 2011 and the $100 million of Senior Notes on March 28, 2012, respectively. The premium will be amortized as an adjustment to the yield on the Senior Notes over their term. The Company used the proceeds, amongst other things, to pay down approximately $87.7 million of the Acquisition Credit Line, $5.5 million of the 2016 Revolver and $6.1 million of the Construction Loan during 2012 and $201.6 million on the Term Loan and the balance of $28.7 million on the Acquisition Credit Line during 2011.

Term Loan

Principal payments on the Term Loan are payable in monthly installments beginning on November 1, 2010. The payment schedule for the Term Loan is based upon a 25-year mortgage style amortization as defined in the Credit Agreement. Interest rates, at the Company’s option, are based upon the base rate or Eurodollar base rate (0.36% and 0.37% at December 31, 2012 and 2011 with a 1.25% floor, respectively) plus 4.5%. The base rate, as defined in the Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. The balance outstanding on the Term Loan as of December 31, 2012 and 2011 was $192.2 million and $196.9 million, respectively. This loan matures in September 2015 and has two one-year extensions.

The Acquisition Credit Line

Under the Credit Agreement, the Company also has a $100 million Acquisition Credit Line. On each payment date, the Company shall pay interest only in arrears on any outstanding principal balance of the Acquisition Credit Line. Interest rates, at the Company’s option, are based upon the base rate or Eurodollar base rate (0.36% and 0.37% at December 31, 2012 and 2011 with a 1.25% floor, respectively) plus 4.5%. The base rate, as defined in the GE Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. Additionally, an unused fee equal to 1% per annum of the daily unused balance on the Acquisition Credit Line is due monthly.

The Company incurred $679,767 in prepayment penalties associated with an $87.7 million pay down in March 2012, which is recognized as interest expense in the consolidated statements of operations and comprehensive income. As of December 31, 2012 and 2011, approximately $18.9 million and $72.2 million had been drawn on the Acquisition Credit Line, respectively. The ability to draw on the Acquisition Credit Line terminates in September 2013 at which time principal and interest are payable until its maturity date in September 2015.

2014 Revolver

In conjunction with the Senior Notes issuance on February 4, 2011, the Company, under Aviv Financing IV, LLC, entered into a $25 million revolver with Bank of America (the 2014 Revolver). On each payment date, the Company pays interest only in arrears on any outstanding principal balance of the 2014 Revolver. The interest rate under the Company’s 2014 Revolver is generally based on LIBOR (subject to a floor of 1.0% and subject to the Company’s option to elect to use a prime base rate) plus a margin that is determined by the Company’s leverage ratio from time to time. As of December 31, 2012 the interest rates are based upon the base rate (3.25% at December 31, 2012 and 2011, respectively) plus the applicable percentage based on the consolidated leverage ratio (3.25% at December 31, 2012 and 2011, respectively). The base rate is the rate announced by Bank of America as the “prime rate”. Additionally, an unused fee equal to 0.5% per annum of the daily unused balance on the 2014 Revolver is due monthly. The 2014 Revolver commitment terminates and matures in February 2014 with a one-year extension option, provided that certain conditions precedent are satisfied. On January 23, 2012, the outstanding balance was repaid and the properties securing the 2014 Revolver were released. However, the 2014 Revolver remains effective, and we may add properties to Aviv Financing IV, LLC in the future, thereby creating borrowing availability under the facility.

2016 Revolver

On January 31, 2012, the Company, under Aviv Financing V, L.L.C., entered into a $187.5 million secured revolving credit facility (the 2016 Revolver). On each payment date, the Company pays interest only in arrears on any outstanding principal balance of the 2016 Revolver. The interest rate under the 2016 Revolver is generally based on LIBOR (subject to a floor of 1.0%) plus 4.25%. The initial term of the 2016 Revolver expires in January 2016 with a one-year extension option, provided that certain conditions precedent are satisfied. The amount of the 2016 Revolver may be increased by up to $87.5 million (resulting in total availability of up to $275 million), provided that certain conditions precedent are satisfied. The 2016 Revolver had an outstanding balance of $69.4 million as of December 31, 2012.

Other Loans

On November 1, 2010, a subsidiary of Aviv Financing III entered into two acquisition loan agreements on the same terms that provided for borrowings of approximately $7.8 million. Principal and interest payments are due monthly beginning on December 1, 2010 through the maturity date of December 1, 2015. Interest is a fixed rate of 6.00%. These loans are collateralized by a skilled nursing facility controlled by Aviv Financing III. The balance outstanding on these loans at December 31, 2012 and 2011 was approximately $7.6 million and $7.7 million, respectively.

On November 12, 2010, a subsidiary of Aviv Financing III entered into a construction loan agreement that provides for borrowings up to $6.4 million. Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%, are due monthly from December 1, 2010 through April 1, 2012. The loan was repaid on March 28, 2012.

On June 15, 2012, a subsidiary of Aviv Financing III assumed a HUD loan with a balance of approximately $11.5 million. Interest is at a fixed rate of 5.00%. The loan originated in November 2009 with a maturity date of October 1, 2044, and is based on a 35-year amortization schedule. The Company is obligated to pay the remaining principal and interest payments of the loan. A premium of $2.5 million was associated with the assumption of debt and will be amortized as an adjustment to interest expense on the HUD loan over its term.

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2012 and thereafter, are as follows:

2013	$4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653

$705,153,415

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Senior Notes Payable and Other Debt

7. Senior Notes Payable and Other Debt

The Partnership’s senior notes payable and other debt consisted of the following:

	December 31, 2012	December 31, 2011
Senior Notes (interest rate of 7.75% on December 31, 2012 and 2011, respectively), inclusive of $3.2 million and $2.6 million net premium balance, respectively	$403,180,433	$302,552,127
Term Loan (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	192,212,350	196,943,393
Acquisition Credit Line (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	18,925,200	72,216,570
Construction loan (interest rates of 5.95% on December 31, 2012 and 2011, respectively)	—	6,073,802
2016 Revolver (interest rate 5.25% on December 31, 2012	69,368,589	—
2014 Revolver (interest rate of 6.50% on December 31, 2012 and 2011, respectively)	—	15,000,000
Acquisition loans (interest rates of 6.00% on December 31, 2012 and 2011, respectively)	7,584,974	7,687,686
HUD Loan (interest rate of 5.00% on December 31, 2012), inclusive of $2.5 million premium balance	13,881,869	—

Total	$705,153,415	$600,473,578

Senior Notes

On February 4, 2011, April 5, 2011, and March 28, 2012 Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers) issued $200 million, $100 million and $100 million of 7.75% Senior Notes due in 2019 (the Senior Notes), respectively. The REIT is a guarantor of the Issuers’ Senior Notes. The Senior Notes are unsecured senior obligations of the Issuers and will mature on February 15, 2019. The Senior Notes bear interest at a rate of 7.75% per annum, payable semiannually to holders of record at the close of business on the February 1 or the August 1 immediately preceding the interest payment date on February 15 and August 15 of each year, commencing August 15, 2011. A premium of approximately $2.75 million and $1.0 million was associated with the offering of the $100 million of Senior Notes on April 5, 2011 and the $100 million of Senior Notes on March 28, 2012, respectively. The premium will be amortized as an adjustment to the yield on the Senior Notes over their term. The Partnership used the proceeds, amongst other things, to pay down approximately $87.7 million of the Acquisition Credit Line, $5.5 million of the 2016 Revolver and $6.1 million of the Construction Loan during 2012 and $201.6 million on the Term Loan and the balance of $28.7 million on the Acquisition Credit Line during 2011.

Term Loan

Principal payments on the Term Loan are payable in monthly installments beginning on November 1, 2010. The payment schedule for the Term Loan is based upon a 25-year mortgage style amortization as defined in the Credit Agreement. Interest rates, at the Partnership’s option, are based upon the base rate or Eurodollar base rate (0.36% and 0.37% at December 31, 2012 and 2011 with a 1.25% floor, respectively) plus 4.5%. The base rate, as defined in the Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. The balance outstanding on the Term Loan as of December 31, 2012 and 2011 was $192.2 million and $196.9 million, respectively. This loan matures in September 2015 and has two one-year extensions.

The Acquisition Credit Line

Under the Credit Agreement, the Partnership also has a $100 million Acquisition Credit Line. On each payment date, the Partnership shall pay interest only in arrears on any outstanding principal balance of the Acquisition Credit Line. Interest rates, at the Partnership’s option, are based upon the base rate or Eurodollar base rate (0.36% and 0.37% at December 31, 2012 and 2011 with a 1.25% floor, respectively) plus 4.5%. The base rate, as defined in the GE Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. Additionally, an unused fee equal to 1% per annum of the daily unused balance on the Acquisition Credit Line is due monthly.

The Partnership incurred $679,767 in prepayment penalties associated with an $87.7 million pay down in March 2012, which is recognized as interest expense in the consolidated statements of operations and comprehensive income. As of December 31, 2012 and 2011, approximately $18.9 million and $72.2 million had been drawn on the Acquisition Credit Line, respectively. The ability to draw on the Acquisition Credit Line terminates in September 2013 at which time principal and interest are payable until its maturity date in September 2015.

2014 Revolver

In conjunction with the Senior Notes issuance on February 4, 2011, the Partnership, under Aviv Financing IV, LLC, entered into a $25 million revolver with Bank of America (the 2014 Revolver). On each payment date, the Partnership pays interest only in arrears on any outstanding principal balance of the 2014 Revolver. The interest rate under the Partnership’s 2014 Revolver is generally based on LIBOR (subject to a floor of 1.0% and subject to the Partnership’s option to elect to use a prime base rate) plus a margin that is determined by the Partnership’s leverage ratio from time to time. As of December 31, 2011 the interest rates are based upon the base rate (3.25% at December 31, 2012 and 2011, respectively) plus the applicable percentage based on the consolidated leverage ratio (3.25% at December 31, 2012 and 2011, respectively). The base rate is the rate announced by Bank of America as the “prime rate”. Additionally, an unused fee equal to 0.5% per annum of the daily unused balance on the 2014 Revolver is due monthly. The 2014 Revolver commitment terminates and matures in February 2014 with a one-year extension option, provided that certain conditions precedent are satisfied. On January 23, 2012, the outstanding balance was repaid and the properties securing the 2014 Revolver were released. However, the 2014 Revolver remains effective, and we may add properties to Aviv Financing IV, LLC in the future, thereby creating borrowing availability under the facility.

2016 Revolver

On January 31, 2012, the Partnership, under Aviv Financing V, L.L.C., entered into a $187.5 million secured revolving credit facility (the 2016 Revolver). On each payment date, the Partnership pays interest only in arrears on any outstanding principal balance of the 2016 Revolver. The interest rate under the 2016 Revolver is generally based on LIBOR (subject to a floor of 1.0%) plus 4.25%. The initial term of the 2016 Revolver expires in January 2016 with a one-year extension option, provided that certain conditions precedent are satisfied. The amount of the 2016 Revolver may be increased by up to $87.5 million (resulting in total availability of up to $275 million), provided that certain conditions precedent are satisfied. The 2016 Revolver had an outstanding balance of $69.4 million as of December 31, 2012.

Other Loans

On November 1, 2010, a subsidiary of Aviv Financing III entered into two acquisition loan agreements on the same terms that provided for borrowings of approximately $7.8 million. Principal and interest payments are due monthly beginning on December 1, 2010 through the maturity date of December 1, 2015. Interest is a fixed rate of 6.00%. These loans are collateralized by a skilled nursing facility controlled by Aviv Financing III. The balance outstanding on these loans at December 31, 2012 and 2011 was approximately $7.6 million and $7.7 million, respectively.

On November 12, 2010, a subsidiary of Aviv Financing III entered into a construction loan agreement that provides for borrowings up to $6.4 million. Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%, are due monthly from December 1, 2010 through April 1, 2012. The loan was repaid on March 28, 2012.

On June 15, 2012, a subsidiary of Aviv Financing III assumed a HUD loan with a balance of approximately $11.5 million. Interest is at a fixed rate of 5.00%. The loan originated in November 2009 with a maturity date of October 1, 2044, and is based on a 35-year amortization schedule. The Company is obligated to pay the remaining principal and interest payments of the loan. A premium of $2.5 million was associated with the assumption of debt and will be amortized as an adjustment to interest expense on the HUD loan over its term.

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2012 and thereafter, are as follows:

2013	$4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653

$705,153,415

Partnership Equity and Incentive Program	12 Months Ended
Dec. 31, 2012
Partnership Equity and Incentive Program

8. Partnership Equity and Incentive Program

In conjunction with the formation of the Partnership, the Partnership issued 10,323,213 Class A Units and 3,294,733 Class B Units in exchange for all ownership interests of the roll-up contributed to the Partnership in 2005. The Partnership issued an additional 3,144,010 Class A Units and 1,228,372 Class B Units in 2006. The Class A Units issued as a result of the formation of the Partnership have a par value of $10.00 per unit, while Class A Units issued on December 29, 2006, as a result of the addition of additional properties have a par value of $11.49 per unit. Operating distributions accrue at the rate of 10% per year for Class A Units or as defined in the Partnership Agreement. The Class A Units have a distribution preference, which decreases ratably after the full return of capital to the Class A Unitholders through distributions, and also have a liquidation preference and a profit interest in the event of sale, disposition, or refinancing as defined in the Agreement of Limited Partnership (the Partnership Agreement).

Also in connection with the formation of the Partnership, the Partnership awarded Class C Unit profit interests. These Class C Units do not have a par value, and no capital was contributed in consideration for their issuance. These Class C Units were issued to the General Partner of the Partnership, which is owned by two parties that have significant ownership holdings in the Partnership.

When operating distributions are paid in full to the Class A Units as described above, the Class B and Class C Units receive all excess distributions, with 40% to Class B Unitholders and 60% to the Class C Unitholders until the Class B Units receive approximately $2.9 million in any partnership year to the extent that all Class B Units have been issued per the Partnership Agreement. After reaching this threshold, the remaining distributions are allocated 100% to the Class C Unitholders.

The Class D Units represent profit interests in the Partnership, which may be granted periodically to employees of AAM. A total of 10,000 Class D Units have been authorized. A total of 8,050 and 8,050 Class D Units are outstanding at December 31, 2012 and 2011, respectively. The Class D Units are not entitled to any distributions of the Partnership, except in the event of sale, disposition, or refinancing as defined. Class C Units also have an interest in these proceeds. The terms of the Class D Units were amended at the Merger. Part of the Class D Units are defined as performance-based awards under ASC 718 and require employment of the recipient on the date of sale, disposition, or refinancing (Liquidity Event). If the employee is no longer employed on such date, the award is forfeited. For accounting purposes, the grant date fair value will be recognized as an expense when a Liquidity Event becomes imminent and such fair value on the grant date was determined to be $0.9 million. The remainder of the Class D Units are time-based awards under ASC 718 and such fair value determined on the grant date is recognized over the vesting period. During 2011 and 2010, 1,610 and 3,220 of the time-based Class D Units vested, respectively resulting in the recognition of approximately $0.4 million and $0.9 million, respectively in expense.

Distributions accrued in accordance with declaration to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	$9,002,269	$1,879,208	$2,541,232	$—	$—	$2,215,043	$27,954,667
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	13,467,223	4,523,145	2	8,050	—	2,684,900	20,019,054
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	14,495,018
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	3,944,455

The Partnership had established an officer incentive program linked to its future value. Awards vest annually over a five-year period assuming continuing employment by the recipient. The awards can be settled in Class C Units or cash at the Company’s discretion at the settlement date of December 31, 2012. For accounting purposes, expense recognition under the program commenced in 2008, and the related expense for the years ended December 31, 2012, 2011, and 2010 was approximately $0.4 million, $0.4 million and $0.4 million, respectively.

As a result of the Merger on September 17, 2010, such incentive program was modified such that 40% of the previously granted award settled immediately on the Merger date with another 20% vesting and settling on December 31, 2010. The remaining 40% will vest equally on December 31, 2011 and December 31, 2012, and will settle in 2018, subject to the terms and conditions of the amended incentive program agreement. In accordance with ASC 718, Compensation – Stock Compensation (ASC 718), such incentive program was expensed through general and administrative expenses as non-cash compensation on the consolidated statements of operations and comprehensive income through the ultimate vesting date of December 31, 2012.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Partnership Equity and Incentive Program

8. Partnership Equity and Incentive Program

In conjunction with the formation of the Partnership, the Partnership issued 10,323,213 Class A Units and 3,294,733 Class B Units in exchange for all ownership interests of the roll-up contributed to the Partnership in 2005. The Partnership issued an additional 3,144,010 Class A Units and 1,228,372 Class B Units in 2006. The Class A Units issued as a result of the formation of the Partnership have a par value of $10.00 per unit, while Class A Units issued on December 29, 2006, as a result of the addition of additional properties have a par value of $11.49 per unit. Operating distributions accrue at the rate of 10% per year for Class A Units or as defined in the Partnership Agreement. The Class A Units have a distribution preference, which decreases ratably after the full return of capital to the Class A Unitholders through distributions, and also have a liquidation preference and a profit interest in the event of sale, disposition, or refinancing as defined in the Agreement of Limited Partnership (the Partnership Agreement).

Also in connection with the formation of the Partnership, the Partnership awarded Class C Unit profit interests. These Class C Units do not have a par value, and no capital was contributed in consideration for their issuance. These Class C Units were issued to the General Partner of the Partnership, which is owned by two parties that have significant ownership holdings in the Partnership. When operating distributions are paid in full to the Class A Units as described above, the Class B and Class C Units receive all excess distributions, with 40% to Class B Unitholders and 60% to the Class C Unitholders until the Class B Units receive approximately $2.9 million in any partnership year to the extent that all Class B Units have been issued per the Partnership Agreement. After reaching this threshold, the remaining distributions are allocated 100% to the Class C Unitholders.

The Class D Units represent profit interests in the Partnership, which may be granted periodically to employees of AAM. A total of 10,000 Class D Units have been authorized. A total of 8,050 and 8,050 Class D Units are outstanding at December 31, 2011 and 2010, respectively. The Class D Units are not entitled to any distributions of the Partnership, except in the event of sale, disposition, or refinancing as defined. Class C Units also have an interest in these proceeds. The terms of the Class D Units were amended at the Merger. Part of the Class D Units are defined as performance-based awards under ASC 718 and require employment of the recipient on the date of sale, disposition, or refinancing (Liquidity Event). If the employee is no longer employed on such date, the award is forfeited. For accounting purposes, the grant date fair value will be recognized as an expense when a Liquidity Event becomes imminent and such fair value on the grant date was determined to be $0.9 million. The remainder of the Class D Units are time-based awards under ASC 718 and such fair value determined on the grant date is recognized over the vesting period. For the years ended December 31, 2011 and 2010, 1,610 and 3,220 of the time-based Class D Units vested, respectively resulting in the recognition of approximately $0.4 million and $0.9 million, respectively in expense.

Distributions accrued in accordance with declaration to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	$9,002,269	$1,879,208	$2,541,232	$—	$—	$2,215,043	$27,954,667
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	13,467,223	4,523,145	2	8,050	—	2,684,900	20,019,054
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	14,495,018
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	3,944,455

The Partnership had established an officer incentive program linked to its future value. Awards vest annually over a five-year period assuming continuing employment by the recipient. The awards can be settled in Class C Units or cash at the Partnership’s discretion at the settlement date of December 31, 2012. For accounting purposes, expense recognition under the program commenced in 2008, and the related expense for the year ended December 31, 2012, 2011, and 2010 was approximately $0.4 million, $0.4 million and $0.4 million, respectively.

As a result of the Merger on September 17, 2010, such incentive program was modified such that 40% of the previously granted award settled immediately on the Merger date with another 20% vesting and settling on December 31, 2010. The remaining 40% will vest equally on December 31, 2011 and December 31, 2012, and will settle in 2018, subject to the terms and conditions of the amended incentive program agreement. In accordance with ASC 718, Compensation – Stock Compensation (ASC 718), such incentive program was expensed through general and administrative expenses as non-cash compensation on the consolidated statements of operations and comprehensive income through the ultimate vesting date of December 31, 2012.

The Partnership’s equity balance that is presented on the consolidated balance sheets is split between the general partner and limited partners in the amounts of $328,718,569 and $(4,443,740) at December 31, 2012, respectively. The Partnership’s equity balance that is presented on the consolidated balance sheets is split between the general partner and limited partners in the amounts of $243,579,151 and $6,976,157 at December 31, 2011, respectively.

Option Awards	12 Months Ended
Dec. 31, 2012
Option Awards

9. Option Awards

On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. Two thirds of the options granted are performance based awards whose criteria for vesting is tied to a future liquidity event (as defined) and also contingent upon meeting certain return thresholds (as defined). At this time the Company does not believe it is probable that these options will vest and therefore has not recorded any expense in the December 31, 2012, 2011 or 2010 consolidated financial statements in accordance with ASC 718. The cumulative value associated with all performance based award options of the Company aggregates to approximately $7.4 million as of December 31, 2012. One third of the options granted were time based awards and the service period for these options is four years with shares vesting at a rate of 25% ratably from the grant date.

The following table represents the time based option awards activity for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010
Outstanding at January 1	1,417,246	1,320,050	—
Granted	701,560	97,196	1,320,050
Exercised	—	—	—
Cancelled/Forfeited	(161,973)	—	—

Outstanding at December 31	1,956,833	1,417,246	1,320,050

Options exercisable at end of period	—	—	—
Weighted average fair value of options granted	$2.20	$1.87	$1.80

The following table represents the time based option awards outstanding cumulatively life-to-date for the years ended December 31, 2012, 2011, and 2010 as well as other Plan data:

	2012	2011	2010
Range of exercise prices	$16.56 - $18.87	$16.56 - $18.87	$16.56 - $17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8.30	8.71	9.72
Weighted average exercise price	$17.43	$16.75	$16.60

The Company has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2012, 2011, and 2010.

	2012 Grants	2011 Grants	2010 Grants
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$18.78	$18.80	$16.60
Weighted average fair value of options granted (per option)	$2.88	$2.78	$1.80

The Company recorded non-cash compensation expenses of approximately $1.3 million, $1.1 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, related to the time based stock options accounted for as equity awards, as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income, respectively.

At December 31, 2012, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.7 million.

For the year ended December 31,	Options
2013	$971,210
2014	490,052
2015	188,783
2016	33,662

Total	$1,683,707

Dividend equivalent rights associated with the Plan amounted to $2.3 million, $2.2 million, and $0.6 million for the years ended December 31, 2012, 2011, and 2010, respectively. These dividend rights will be paid in four installments as the option vests.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Option Awards

9. Option Awards

On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. Two thirds of the options granted are performance based awards whose criteria for vesting is tied to a future liquidity event (as defined) and also contingent upon meeting certain return thresholds (as defined). At this time the Partnership does not believe it is probable that these options will vest and therefore has not recorded any expense in the December 31, 2012, 2011 or 2010 consolidated financial statements in accordance with ASC 718. The cumulative value associated with all performance based award options of the Partnership aggregates to approximately $7.4 million as of December 31, 2012. One third of the options granted were time based awards and the service period for these options is four years with shares vesting at a rate of 25% ratably from the grant date.

The following table represents the time based option awards activity for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010
Outstanding at January 1	1,417,246	1,320,050	—
Granted	701,560	97,196	1,320,050
Exercised	—	—	—
Cancelled/Forfeited	(161,973)	—	—

Outstanding at December 31	1,956,833	1,417,246	1,320,050

Options exercisable at end of period	—	—	—
Weighted average fair value of options granted	$2.20	$1.87	$1.80

The following table represents the time based option awards outstanding cumulative life-to-date for the years ended December 31, 2012, 2011 and 2010 as well as other Plan data:

	2012	2011	2010
Range of exercise prices	$16.56 – $18.87	$16.56 – $18.87	$16.56 – $17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8.30	8.71	9.72
Weighted average exercise price	$17.43	$16.75	$16.60

The Partnership has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2012, 2011, and 2010.

	2012 Grants	2011 Grants	2010 Grants
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$18.78	$18.80	$16.60
Weighted average fair value of options granted (per option)	$2.88	$2.78	$1.80

The Partnership recorded non-cash compensation expenses of approximately $1.3 million, $1.1 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, related to the time based stock options accounted for as equity awards, as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income, respectively.

At December 31, 2012, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.7 million.

For the year ended December 31,	Options
2013	$971,210
2014	490,052
2015	188,783
2016	33,662

Total	$1,683,707

Dividend equivalent rights associated with the Plan amounted to $2.3 million, $2.2 million and $0.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. These dividend rights will be paid in four installments as the option vests.

Minimum Future Rentals	12 Months Ended
Dec. 31, 2012
Minimum Future Rentals

10. Minimum Future Rentals

The Company’s real estate investments are leased under noncancelable triple-net operating leases. Under the provisions of the leases, the Company receives fixed minimum monthly rentals, generally with annual increases, and the operators are responsible for the payment of all operating expenses, including repairs and maintenance, insurance, and real estate taxes of the property throughout the term of the leases.

At December 31, 2012, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2013	$127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011

$1,219,017,287

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Minimum Future Rentals

10. Minimum Future Rentals

The Partnership’s real estate investments are leased under noncancelable triple-net operating leases. Under the provisions of the leases, the Partnership receives fixed minimum monthly rentals, generally with annual increases, and the operators are responsible for the payment of all operating expenses, including repairs and maintenance, insurance, and real estate taxes of the property throughout the term of the leases.

At December 31, 2012, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2013	$127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011

$1,219,017,287

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)

11. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands) including the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1st Quarter(1)	2nd Quarter(2)	3rd Quarter(3)	4th Quarter(4)
Total revenues	$29,231	$31,109	$31,502	$31,330

Net income	$6,016	$3,613	$1,767	$(2,803)

Net income allocable to stockholders	$3,560	$2,255	$1,130	$(1,807)

Earnings per common share allocable to stockholders
Basic	$0.18	$0.11	$0.05	$(0.08)
Diluted	$0.18	$0.11	$0.05	$(0.08)

	Year Ended December 31, 2011
	1st Quarter(5)	2nd Quarter	3rd Quarter(6)	4th Quarter(7)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income	$1,716	$7,002	$314	$2,281

Net income allocable to stockholders	$933	$3,809	$171	$1,293

Earnings per common share allocable to stockholders
Basic	$0.08	$0.26	$0.01	$0.08
Diluted	$0.07	$0.26	$0.01	$0.08

(1)	The results include $0.7 million of impairment in the first quarter.
(2)	The results include $3.7 million of impairment in the second quarter.
(3)	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
(4)	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
(5)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
(6)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
(7)	The results include $5.2 million of impairment recognized in the fourth quarter.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Quarterly Results of Operations (Unaudited)

11. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands) including the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1 st Quarter(1)	2 nd Quarter(2)	3 rd Quarter(3)	4 th Quarter(4)
Total revenues	$29,231	$31,109	$31,502	$31,330

Net income	$6,016	$3,613	$1,767	$(2,803)

Net income allocable to common units	$6,016	$3,613	$1,767	$(2,803)

	Year Ended December 31, 2011
	1 st Quarter(5)	2 nd Quarter	3 rd Quarter(6)	4 th Quarter(7)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income	$1,716	$7,002	$314	$2,281

Net income allocable to common units	$1,716	$7,002	$314	$2,281

(1)	The results include $0.7 million of impairment in the first quarter.
(2)	The results include $3.7 million of impairment in the second quarter.
(3)	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
(4)	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
(5)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
(6)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
(7)	The results include $5.2 million of impairment recognized in the fourth quarter.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties

12. Related Parties

Related party receivables and payables represent amounts due from/to various affiliates of the Company, including advances to members of the Company, amounts due to certain acquired companies and limited liability companies for transactions occurring prior to the formation of the Company, and various advances to entities controlled by affiliates of the Company’s management. An officer of the Company received a loan of approximately $0.3 million, which has been paid off in full as of April 29, 2011. An officer of the Company funded approximately $2.0 million at December 31, 2012 in connection with the distribution settlement (see Note 14). The amount is recognized as part of other liabilities as of December 31, 2012, and has been subsequently distributed. There are no other related party receivables or payables as of December 31, 2012, other than amounts owed from the Partnership to the REIT for accrued distributions.

The Partnership had entered into a management agreement, as amended, effective April 1, 2005, with AAM, an entity affiliated by common ownership. Under the management agreement, AAM had been granted the exclusive right to oversee the portfolio of the Partnership, providing, among other administrative services, accounting and all required financial services; legal administration and regulatory compliance; investor, operator, and lender relationship services; and transactional support to the Partnership. Except as otherwise provided in the Partnership Agreement, all management powers of the business and affairs of the Partnership were exclusively vested in the General Partner. The annual fee for such services equaled six-tenths of one percent (0.6%) of the aggregate fair market value of the properties as determined by the Partnership and AAM annually. This fee arrangement was amended as discussed below. In addition, the Partnership reimbursed AAM for all reasonable and necessary out-of-pocket expenses incurred in AAM’s conduct of its business, including, but not limited to, travel, legal, appraisal, and brokerage fees, fees and expenses incurred in connection with the acquisition, disposition, or refinancing of any property, and reimbursement of compensation and benefits of the officers and employees of AAM. This agreement was terminated on September 17, 2010 when the Merger occurred, effectively consolidating AAM into the Company, and eliminating the necessity for reimbursement.

On October 16, 2007, the Company legally acquired AAM through a Manager Contribution and Exchange Agreement dated October 16, 2007 (the Contribution Agreement). As stipulated in the Contribution Agreement and the Second Amended and Restated Agreement of Limited Partnership on October 16, 2007 (Partnership Agreement), the Company issued a new class of Company Unit, Class F Units, as consideration to the contributing members of AAM. The contributing members of AAM served as the general partner of the Partnership. With respect to distributions other than to the holders of the Class G Units, the Class F Units have subordinated payment and liquidity preference to the Class E Units (which were subsequently cancelled) but are senior in payment and liquidity preference, where applicable, to the Class A, B, C, and D Units of the Partnership. The Class F Units paid in quarterly installments an annual dividend of 8.25% of the preliminary face amount of approximately $53.7 million (of which half were subsequently redeemed). The preliminary pricing was based upon trading multiples of comparably sized publicly traded healthcare REITs. The ultimate Class F Unit valuation is subject to a true-up formula at the time of a Liquidity Event, as defined in the Partnership Agreement.

For accounting purposes, prior to the Merger, AAM had not been consolidated by the Company, nor had any value been ascribed to the Class F Units issued due to the ability of the Class E Unitholders prior to the Merger to unwind the acquisition as described below. Such action was outside the control of the Company, and accordingly, the acquisition is not viewed as having been consummated. The dividends earned by the Class F Unitholders were reflected as a component of management fees as described above. Prior to the Merger, the fee for management services to the Company was equal to the dividend earned on the Class F Unit.

Under certain circumstances, the Partnership Agreement did permit the Class E Unitholders to unwind this transaction and required the Company to redeem the Class F Units by returning to the affiliates all membership interests in AAM. On September 17, 2010, the Company settled the investment with JER Aviv Acquisition, LLC (JER), the sole Class E Unitholder, and cancelled all outstanding Class E Units. For accounting purposes, this treatment triggered the retroactive consolidation of AAM by the Company.

The original and follow-on investments of Class E Unitholders were made subject to the Unit Purchase Agreement and related documents (UPA) between the Company and JER dated May 26, 2006. The UPA did not give either party the right to settle the investment prior to May 26, 2011. However, the UPA did have an economic arrangement as to how either party could settle the arrangement on or after that date. This economic construct guided the discussions and negotiations of settlement. The UPA allowed the Company to call the E Units and warrants any time after May 26, 2011 as long as it provided JER with a 15% IRR from date of inception. The IRR would be calculated factoring interim distributions as well as exit payments. The units were settled for approximately $92.0 million contemporaneous with the Merger. A portion of the settlement related to outstanding warrants held by JER and originally issued in connection with the E units issuance.

Coincident with the Merger, 50% of the Class F Unit was purchased and settled by the Company for approximately $23.6 million and is reported as a component of distributions to partners and accretion on Class E Preferred Units in the consolidated statements of changes in equity. The remaining Class F Units will pay in quarterly installments an annual dividend of 9.38% of the face amount of approximately $23.6 million.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Related Parties

12. Related Parties

Related party receivables and payables represent amounts due from/to various affiliates of the Partnership, including advances to members of the Partnership, amounts due to certain acquired companies and limited liability companies for transactions occurring prior to the formation of the Partnership, and various advances to entities controlled by affiliates of the Partnership’s management. An officer of the Partnership received a loan of approximately $0.3 million, which has been paid off in full as of April 29, 2011. An officer of the Partnership funded approximately $2.0 million at December 31, 2012 in connection with the distribution settlement (see Note 14). The amount is recognized as part of other liabilities as of December 31, 2012, and has been subsequently distributed. There were no other related party receivables or payables as of December 31, 2012, other than amounts owed from the Partnership to the REIT for accrued distributions.

The Partnership had entered into a management agreement, as amended, effective April 1, 2005, with AAM, an entity affiliated by common ownership. Under the management agreement, AAM had been granted the exclusive right to oversee the portfolio of the Partnership, providing, among other administrative services, accounting and all required financial services; legal administration and regulatory compliance; investor, operator, and lender relationship services; and transactional support to the Partnership. Except as otherwise provided in the Partnership Agreement, all management powers of the business and affairs of the Partnership were exclusively vested in the General Partner. The annual fee for such services equaled six-tenths of one percent (0.6%) of the aggregate fair market value of the properties as determined by the Partnership and AAM annually. This fee arrangement was amended as discussed below. In addition, the Partnership reimbursed AAM for all reasonable and necessary out-of-pocket expenses incurred in AAM’s conduct of its business, including, but not limited to, travel, legal, appraisal, and brokerage fees, fees and expenses incurred in connection with the acquisition, disposition, or refinancing of any property, and reimbursement of compensation and benefits of the officers and employees of AAM. This agreement was terminated on September 17, 2010 when the Merger occurred, effectively consolidating AAM into the Partnership, and eliminating the necessity for reimbursement.

On October 16, 2007, the Partnership legally acquired AAM through a Manager Contribution and Exchange Agreement dated October 16, 2007 (the Contribution Agreement). As stipulated in the Contribution Agreement and the Second Amended and Restated Agreement of Limited Partnership on October 16, 2007 (Partnership Agreement), the Partnership issued a new class of Partnership Unit, Class F Units, as consideration to the contributing members of AAM. The contributing members of AAM served as the general partner of the Partnership. With respect to distributions other than to the holders of the Class G Units, the Class F Units have subordinated payment and liquidity preference to the Class E Units (which were subsequently cancelled) but are senior in payment and liquidity preference, where applicable, to the Class A, B, C, and D Units of the Partnership. The Class F Units paid in quarterly installments an annual dividend of 8.25% of the preliminary face amount of approximately $53.7 million (of which half were subsequently redeemed). The preliminary pricing was based upon trading multiples of comparably sized publicly traded healthcare Real Estate Investment Trusts. The ultimate Class F Unit valuation is subject to a true-up formula at the time of a Liquidity Event, as defined in the Partnership Agreement.

For accounting purposes, prior to the Merger, AAM had not been consolidated by the Partnership, nor had any value been ascribed to the Class F Units issued due to the ability of the Class E Unitholders prior to the Merger to unwind the acquisition as described below. Such action was outside the control of the Partnership, and accordingly, the acquisition is not viewed as having been consummated. The dividends earned by the Class F Unitholders were reflected as a component of management fees as described above. Prior to the Merger, the fee for management services to the Partnership was equal to the dividend earned on the Class F Unit.

Under certain circumstances, the Partnership Agreement did permit the Class E Unitholders to unwind this transaction and required the Partnership to redeem the Class F Units by returning to the affiliates all membership interests in AAM. On September 17, 2010, the Partnership settled the investment with JER Aviv Acquisition, LLC (JER), the sole Class E Unitholder, and cancelled all outstanding Class E Units. For accounting purposes, this treatment triggered the retroactive consolidation of AAM by the Partnership.

The original and follow-on investments of Class E Unitholders were made subject to the Unit Purchase Agreement and related documents (UPA) between the Partnership and JER dated May 26, 2006. The UPA did not give either party the right to settle the investment prior to May 26, 2011. However, the UPA did have an economic arrangement as to how either party could settle the arrangement on or after that date. This economic construct guided the discussions and negotiations of settlement. The UPA allowed the Partnership to call the E Units and warrants any time after May 26, 2011 as long as it provided JER with a 15% IRR from date of inception. The IRR would be calculated factoring interim distributions as well as exit payments. The units were settled for approximately $92.0 million contemporaneous with the Merger. A portion of the settlement related to outstanding warrants held by JER and originally issued in connection with the E units issuance.

Coincident with the Merger, 50% of the Class F Unit was purchased and settled by the Partnership for approximately $23.6 million and is reported as a component of distributions to partners and accretion on Class E Preferred Units in the consolidated statements of changes in equity. The remaining Class F Units will pay in quarterly installments an annual dividend of 9.38% of the face amount of approximately $23.6 million.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives

13. Derivatives

During the periods presented, the Company was party to various interest rate swaps, which were purchased to fix the variable interest rate on the denoted notional amount under the original debt agreements.

At December 31, 2012, the Company is party to two interest rate swaps, with identical terms for $100 million each. They were purchased to fix the variable interest rate on the denoted notional amount under the Term Loan which was obtained in September 2010, and qualify for hedge accounting. For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$ 200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$ —
Asset balance at December 31, 2011 (included in other assets)	$ —
Liability balance at December 31, 2012 (included in other liabilities)	$ (3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$ (3,297,342)

The fair value of each interest rate swap agreement may increase or decrease due to changes in market conditions but will ultimately decrease to zero over the term of each respective agreement.

For the years ended December 31, 2012, 2011, and 2010, the Partnership recognized approximately $0, $0, and $2.9 million of net income, respectively, in the consolidated statements of operations and comprehensive income related to the change in the fair value of interest rate swap agreements where the Partnership did not elect to apply hedge accounting. Such instruments that did not elect to apply hedge accounting were settled at the Merger date.

The following table provides the Company’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

The Company’s derivative assets and liabilities include interest rate swaps that effectively convert a portion of the Company’s variable rate debt to fixed rate debt. The derivative positions are valued using models developed by the respective counterparty that use as their basis readily observable market parameters (such as forward yield curves) and are classified within Level 2 of the valuation hierarchy. The Company considers its own credit risk as well as the credit risk of its counterparties when evaluating the fair value of its derivatives.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives

13. Derivatives

During the periods presented, the Partnership was party to various interest rate swaps, which were purchased to fix the variable interest rate on the denoted notional amount under the original debt agreements.

At December 31, 2012, the Partnership is party to two interest rate swaps, with identical terms for $100 million each. They were purchased to fix the variable interest rate on the denoted notional amount under the Term Loan which was obtained in September 2010, and qualify for hedge accounting. For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$—
Asset balance at December 31, 2011 (included in other assets)	$—
Liability balance at December 31, 2012 (included in other liabilities)	$(3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$(3,297,342)

The fair value of each interest rate swap agreement may increase or decrease due to changes in market conditions but will ultimately decrease to zero over the term of each respective agreement.

For the years ended December 31, 2012, 2011, and 2010, the Partnership recognized approximately $0, $0, and $2.9 million of net income, respectively, in the consolidated statements of operations and comprehensive income related to the change in the fair value of interest rate swap agreements where the Partnership did not elect to apply hedge accounting. Such instruments that did not elect to apply hedge accounting were settled at the Merger date.

The following table provides the Partnership’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

The Partnership’s derivative assets and liabilities include interest rate swaps that effectively convert a portion of the Partnership’s variable rate debt to fixed rate debt. The derivative positions are valued using models developed by the respective counterparty that use as their basis readily observable market parameters (such as forward yield curves) and are classified within Level 2 of the valuation hierarchy. The Partnership considers its own credit risk as well as the credit risk of its counterparties when evaluating the fair value of its derivatives.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

14. Commitments and Contingencies

The Company had a contractual arrangement with an operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Company was obligated to reimburse the fees to the operator if and when the state withheld these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees was $1.4 million, which the Company has paid. Judicial proceedings initiated by the Company seeking declaratory relief for these fees were settled on July 24, 2012 which provided for recovery of such amounts from the State of California. The approximate settlement of $756,000 is recognized in interest and other income.

During 2011, the Company entered into a contractual arrangement with an operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Company is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.3 million, of which approximately $1.8 million has been paid to date. The remaining $0.5 million was accrued as a component of other liabilities in the consolidated balance sheets.

In late 2011, after a dispute with certain of its limited partners, the Partnership filed a declaratory judgment motion in the Delaware Chancery Court seeking confirmation that an adjustment to the distributions of cash flows of the Partnership was made in accordance with the partnership agreement following the investment in the Partnership by the Company and related financing transactions. The dispute relates to the relative distributions among classes of limited partners that existed prior to the investment by the Company. In November 2012, certain limited partners (including Ari Ryan, one of our directors, and other members of the estate of Zev Karkomi, one of our co-founders) filed suit in the Circuit Court of Cook County, Illinois against the Company, the Partnership and Mr. Bernfield alleging that the adjustment described above was improper and adding certain fiduciary duty claims against the Company and Mr. Bernfield in connection with the adjustment and certain equity incentive programs implemented in connection with the investment in the Partnership by the Company, the terms of which were approved by several of the plaintiffs in the Illinois action. In January 2013, the Company reached a settlement with the defendant in the Delaware action and the plaintiffs in the Illinois action. The settlement releases the Company, the Partnership and Mr. Bernfield in exchange for a partial reallocation of relative distributions among classes of limited partners, which reallocation will be funded by the limited partners that previously received such distributions or offset against distributions otherwise due. No additional amounts are payable by the Company, the Partnership or Mr. Bernfield and, accordingly, the settlement is not expected to have a material impact on the Company or the Partnership.

The Company is involved in various unresolved legal actions and proceedings, which arise in the normal course of our business. Although the outcome of a particular proceeding can never be predicted, we do not believe that the result of any of these other matters will have a material adverse effect on our business, operating results, liquidity or financial position.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Commitments and Contingencies

14. Commitments and Contingencies

The Partnership had a contractual arrangement with an operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Partnership was obligated to reimburse the fees to the operator if and when the state withheld these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees was $1.4 million, which the Partnership has paid. Judicial proceedings initiated by the Partnership seeking declaratory relief for these fees were settled on July 24, 2012 which provided for recovery of such amounts from the State of California. The approximate settlement of $756,000 is recognized in interest and other income.

During 2011, the Partnership entered into a contractual arrangement with an operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Partnership is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.3 million, of which approximately $1.8 million has been paid to date. The remaining $0.5 million was accrued as a component of other liabilities in the consolidated balance sheets.

In late 2011, after a dispute with certain of its limited partners, the Partnership filed a declaratory judgment motion in the Delaware Chancery Court seeking confirmation that an adjustment to the distributions of cash flows of the Partnership was made in accordance with the partnership agreement following the investment in the Partnership by the REIT and related financing transactions. The dispute relates to the relative distributions among classes of limited partners that existed prior to the investment by the REIT. In November 2012, certain limited partners (including Ari Ryan, one of our directors, and other members of the estate of Zev Karkomi, one of our co-founders) filed suit in the Circuit Court of Cook County, Illinois against the REIT, the Partnership and Mr. Bernfield alleging that the adjustment described above was improper and adding certain fiduciary duty claims against the REIT and Mr. Bernfield in connection with the adjustment and certain equity incentive programs implemented in connection with the investment in the Partnership by the REIT, the terms of which were approved by several of the plaintiffs in the Illinois action. In January 2013, we reached a settlement with the defendant in the Delaware action and the plaintiffs in the Illinois action. The settlement releases the REIT, the Partnership and Mr. Bernfield in exchange for a partial reallocation of relative distributions among classes of limited partners, which reallocation will be funded by the limited partners that previously received such distributions or offset against distributions otherwise due. No additional amounts are payable by the REIT, the Partnership or Mr. Bernfield and, accordingly, the settlement is not expected to have a material impact on the REIT or the Partnership.

The Partnership is involved in various unresolved legal actions and proceedings, which arise in the normal course of our business. Although the outcome of a particular proceeding can never be predicted, we do not believe that the result of any of these other matters will have a material adverse effect on our business, operating results, liquidity or financial position.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk

15. Concentration of Credit Risk

As of December 31, 2012, the Company’s portfolio of investments consisted of 258 healthcare facilities, located in 29 states and operated by 38 third party operators. At December 31, 2012, approximately 54.5% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (16.2%), Daybreak Healthcare (13.4%), EmpRes (9.6%), Maplewood (8.1%), and SunMar (7.2%). No other operator represents more than 6.3% of our total assets. The five states in which the Company had its highest concentration of total assets were Texas (17.0%), California (15.4%), Ohio (8.5%), Connecticut (8.1%), and Pennsylvania (6.6%), at December 31, 2012.

For the year ended December 31, 2012, the Company’s rental income from operations totaled approximately $117.4 million, of which approximately $19.1 million was from Daybreak Healthcare (16.2%), $16.5 million from Saber Health Group (14.0%), and $12.3 million from EmpRes (10.4%). No other operator generated more than 8.3% of the Company’s rental income from operations for the year ended December 31, 2012.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2011 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Company’s total assets at December 31, 2012. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Daybreak Healthcare (1)
Financial position
Current assets	$60,101,714	$20,268,519
Noncurrent assets	14,836,834	33,730,570
Current liabilities	42,805,808	43,808,258
Noncurrent liabilities	35,822,405	48,613,081
(Deficit) equity	(3,749,665)	(38,422,250)
Results of operations
Revenues	$253,149,467	$243,231,294
Gross profit	12,852,928	5,338,258
Income from continuing operations	11,765,523	1,869,985
Net income	5,942,277	2,065,042

(1)	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Concentration of Credit Risk

15. Concentration of Credit Risk

As of December 31, 2012, the Partnership’s portfolio of investments consisted of 258 healthcare facilities, located in 29 states and operated by 38 third party operators. At December 31, 2012, approximately 54.5% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (16.2%), Daybreak Healthcare (13.4%), EmpRes (9.6%), Maplewood (8.1%), and SunMar (7.2%). No other operator represents more than 6.3% of our total assets. The five states in which the Partnership had its highest concentration of total assets were Texas (17.0%), California (15.4%), Ohio (8.5%), Connecticut (8.1%), and Pennsylvania (6.6%), at December 31, 2012.

For the year ended December 31, 2012, the Partnership’s rental income from operations totaled approximately $117.4 million, of which approximately $19.1 million was from Daybreak Healthcare (16.2%), $16.5 million from Saber Health Group (14.0%), and $12.3 million from EmpRes (10.4%). No other operator generated more than 8.3% of the Partnership’s rental income from operations for the year ended December 31, 2012.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2011 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Partnership’s total assets at December 31, 2012. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Daybreak Healthcare (1)
Financial position
Current assets	$60,101,714	20,268,519
Noncurrent assets	14,836,834	33,730,570
Current liabilities	.42,805,808	43,808,258
Noncurrent liabilities	35,822,405	48,613,081
(Deficit) equity	(3,749,665)	(38,422,250)
Results of operations
Revenues	$253,149,467	$243,231,294
Gross profit	12,852,928	5,338,258
Income from continuing operations	.11,765,523	1,869,985
Net income	5,942,277	2,065,042

(1)	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

16. Discontinued Operations

ASC 205-20 requires that the operations and associated gains and/or losses from the sale or planned disposition of components of an entity, as defined, be reclassified and presented as discontinued operations in the Company’s consolidated financial statements for all periods presented. In April 2012, the Company sold three properties in Arkansas and one property in Massachusetts to unrelated third parties. Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2012	2011	2010
Total revenues	$269,932	$1,260,671	$1,163,559
Expenses:
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246	—	—
Loss on extinguishment of debt	(13,264)	—	—
Other (expenses) income	(66,160)	(910,941)	101,103

Total gains (expenses)	4,316,760	(1,494,386)	(507,413)

Discontinued operations	$4,586,692	$(233,715)	$656,146

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Discontinued Operations

16. Discontinued Operations

ASC 205-20 requires that the operations and associated gains and/or losses from the sale or planned disposition of components of an entity, as defined, be reclassified and presented as discontinued operations in the Partnership’s consolidated financial statements for all periods presented. In April 2012, the Partnership sold three properties in Arkansas and one property in Massachusetts to unrelated third parties. Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2012	2011	2010
Total revenues	$269,932	$1,260,671	$1,163,559
Expenses:
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246	—	—
Loss on extinguishment of debt	(13,264)	—	—
Other (expenses) income	(66,160)	(910,941)	101,103

Total gains (expenses)	4,316,760	(1,494,386)	(507,413)

Discontinued operations	$4,586,692	$(233,715)	$656,146

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share

17. Earnings Per Common Share

The following table shows the amounts used in computing the basic and diluted earnings per common share.

	For the Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings per share:
Income from continuing operations attributable to common stockholders	$2,395,785	$6,333,974	$3,464,817
Discontinued operations, net of noncontrolling interests	2,742,563	(128,203)	366,279

Net income attributable to common stockholders	$5,138,348	$6,205,771	$3,831,096

Denominator:
Denominator for basic earnings per share-weighted average shares	20,019,054	14,495,018	13,643,680
Effective dilutive securities:
Stock options	145,552	145,794	143,741

Denominator for diluted earnings per share—adjusted weighted average shares	20,164,606	14,640,812	13,787,421

Basic earnings per share:
Income from continuing operations attributable to common stockholders	$0.12	$0.44	$0.25
Discontinued operations, net of noncontrolling interests	0.14	(0.01)	0.03

Net income attributable to common stockholders	$0.26	$0.43	$0.28

Diluted earnings per share:
Income from continuing operations attributable to common stockholders	$0.12	$0.43	$0.25
Discontinued operations, net of noncontrolling interests	0.14	(0.01)	0.03

Net income attributable to common stockholders	$0.26	$0.42	$0.28

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II-Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs		Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2012	$79,812	$3,948,446	$(3,224,821)		$803,437
Year ended December 31, 2011	—	79,812	—		79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)		—
Allowance for uncollectible secured loan receivable
Year ended December 31, 2012	$2,176,149	$6,531,506	$(8,390,603	)(1)	$317,052
Year ended December 31, 2011	750,000	1,512,305	(86,156)		2,176,149
Year ended December 31, 2010	28,828	721,172	—		750,000

(1)	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Company’s reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.”

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Schedule II-Valuation and Qualifying Accounts

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs		Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2012	$79,812	$3,948,446	$(3,224,821)		$803,437
Year ended December 31, 2011	—	79,812	—		79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)		—
Allowance for uncollectible secured loan receivable
Year ended December 31, 2012	$2,176,149	$6,531,506	$(8,390,603	)(1)	$317,052
Year ended December 31, 2011	750,000	1,512,305	(86,156)		2,176,149
Year ended December 31, 2010	28,828	721,172	—		750,000

(1)	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Partnership’s reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.”

Schedule III-Real Estate Investments	12 Months Ended
Dec. 31, 2012
Schedule III-Real Estate Investments
SCHEDULE III—REAL ESTATE AND INVESTMENTS

							Initial Cost to Company					Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2012 (c)
Description	Type of Asset		Encumbrances	City		State	Land			Buildings & Improvements		Improvements / Adjustments	Impairment / Dispositions		Land			Buildings & Improvements		Accumulated Depreciation	Year of Construction			Date Acquired		Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab - Broadway	(a	)	(3)	Methuen		MA		$31,469		$495,552		$—		$(170,262)		$26,002		$330,757		$(165,260)		1910		1993		40 years
SunBridge - Colonial Heights	(a	)	(3)	Lawrence		MA		63,160		958,681		—		(225,000)		63,160		733,681		(348,499)		1963		1993		40 years
SunBridge - Fall River	(c	)		Fall River		MA		90,707		1,308,677		—		(1,399,384)		—		—		—				1993		40 years
SunBridge Care Center - Glenwood	(a	)	(3)	Lowell		MA		82,483		1,210,652		—		(252,510)		82,483		958,142		(455,117)		1964		1993		40 years
SunBridge - Hammond House	(a	)	(3)	Worchester		MA		42,062		663,598		488,598		(663,598)		42,062		488,598		(232,084)		1965		1993		40 years
SunBridge for North Reading	(a	)	(3)	North Reading		MA		113,195		1,567,397		—		(252,500)		113,195		1,314,897		(624,576)		1966		1993		40 years
Robbin House Nursing and Rehab	(c	)		Quincy		MA		66,000		1,051,668		—		(1,117,668)		—		—		—				1993		40 years
SunBridge Care Center - Rosewood	(a	)	(3)	Fall River		MA		31,893		512,984		—		(283,705)		12,593		248,579		(175,980)		1882		1993		40 years
SunBridge Care/Rehab-Sandalwood	(a	)	(3)	Oxford		MA		64,435		940,982		497,782		(192,500)		64,435		1,246,264		(421,667)		1966		1993		40 years
SunBridge - Spring Valley	(a	)	(3)	Worchester		MA		71,084		1,030,725		—		(205,000)		71,084		825,725		(392,219)		1960		1993		40 years
SunBridge Care/Rehab -Town Manor	(c	)		Lawrence		MA		89,790		1,305,518		—		(1,395,308)		—		—		—				1993		40 years
SunBridge Care/Rehab -Woodmill	(a	)	(3)	Lawrence		MA		61,210		946,028		—		(235,000)		61,210		711,028		(337,738)		1965		1993		40 years
SunBridge Care/Rehab -Worcester	(c	)		Worchester		MA		92,512		1,374,636		—		(1,467,148)		—		—		—				1993		40 years
Countryside Community	(a	)	(2)	South Haven		MI		221,000		4,239,161		12,959		—		221,000		4,252,120		(954,835)		1975		2005		40 years
Pepin Manor	(a	)	(2)	Pepin		WI		318,000		1,569,959		332,808		—		318,000		1,902,767		(366,240)		1978		2005		40 years
Highland Health Care Center	(a	)	(2)	Highland		IL		189,921		1,723,523		—		—		189,921		1,723,523		(418,563)		1963		2005		40 years
Nebraska Skilled Nursing/Rehab	(a	)	(2)	Omaha		NE		211,000		6,694,584		—		(1,510)		209,490		6,694,584		(1,697,031)		1971		2005		40 years
Casa Real	(a	)	(2)	Santa Fe		NM		1,029,800		2,692,295		676,474		—		1,029,800		3,368,769		(810,849)		1985		2005		40 years
Clayton Nursing and Rehab	(a	)	(2)	Clayton		NM		41,000		790,476		—		—		41,000		790,476		(260,927)		1960		2005		40 years
Country Cottage Care/Rehab Center	(a	)	(2)	Hobbs		NM		9,000		671,536		—		—		9,000		671,536		(258,739)		1963		2005		40 years
Bloomfield Nursing/Rehab Center	(a	)	(2)	Bloomfield		NM		343,800		4,736,296		—		—		343,800		4,736,296		(1,101,548)		1985		2005		40 years
Espanola Valley Center	(a	)	(2)	Espanola		NM		216,000		4,143,364		—		—		216,000		4,143,364		(1,059,431)		1984		2005		40 years
Sunshine Haven Lordsburg	(a	)	(2)	Lordsburg		NM		57,041		1,881,927		—		—		57,041		1,881,927		(404,557)		1972		2005		40 years
Silver City Care Center	(a	)	(2)	Silver City		NM		305,000		5,843,505		—		—		305,000		5,843,505		(1,319,974)		1984		2005		40 years
Raton Nursing and Rehab Center	(a	)	(2)	Raton		NM		128,000		1,509,456		—		—		128,000		1,509,456		(479,297)		1985		2005		40 years
Red Rocks Care Center	(a	)	(2)	Gallup		NM		329,000		3,952,779		—		—		329,000		3,952,779		(970,842)		1978		2005		40 years
Heritage Villa Nursing/Rehab	(a	)	(2)	Dayton		TX		18,000		435,568		9,400		—		18,000		444,968		(123,815)		1964		2005		40 years
Wellington Oaks Nursing/Rehab	(a	)	(2)	Ft. Worth		TX		137,000		1,147,400		(9,400)		—		137,000		1,138,000		(330,345)		1963		2005		40 years
Seven Oaks Nursing and Rehab	(a	)	(2)	Bonham		TX		63,000		2,583,389		—		—		63,000		2,583,389		(622,170)		1970		2005		40 years
Birchwood Nursing and Rehab	(a	)	(2)	Cooper		TX		96,000		2,726,580		8,304		—		96,000		2,734,884		(644,167)		1966		2005		40 years
Smith Nursing and Rehab	(a	)	(2)	Wolfe City		TX		49,000		1,010,304		(8,304)		—		49,000		1,002,000		(258,656)		1946		2005		40 years
Blanco Villa Nursing and Rehab	(a	)	(3)	San Antonio		TX		341,847		1,931,216		951,592		—		341,847		2,882,808		(655,011)		1969		2005		40 years
Forest Hill Nursing Center	(a	)		Ft. Worth		TX		87,904		1,764,129		—		(1,852,033)		—		—		—				2005		40 years
Garland Nursing and Rehab	(a	)	(3)	Garland		TX		56,509		1,058,409		1,357,939		—		56,509		2,416,348		(372,041)		1964		2005		40 years
Hillcrest Nursing and Rehab	(a	)	(3)	Wylie		TX		209,992		2,683,768		528,248		—		209,992		3,212,016		(650,831)		1975		2005		40 years
Mansfield Nursing and Rehab	(a	)	(3)	Mansfield		TX		486,958		2,142,550		(17,723)		—		486,958		2,124,827		(544,951)		1964		2005		40 years
Westridge Nursing and Rehab	(a	)	(3)	Lancaster		TX		625,790		1,847,633		(15,270)		—		625,790		1,832,363		(529,559)		1973		2005		40 years
Clifton Nursing and Rehab	(a	)	(5)	Clifton		TX		125,000		2,974,643		—		—		125,000		2,974,643		(765,834)		1995		2005		40 years
Brownwood Nursing and Rehab	(a	)	(2)	Brownwood		TX		140,000		3,463,711		1,522,390		—		140,000		4,986,101		(852,249)		1968		2005		40 years
Irving Nursing and Rehab	(a	)	(2)	Irving		TX		137,000		1,248,284		(10,284)		—		137,000		1,238,000		(333,444)		1972		2005		40 years
Stanton Nursing and Rehab	(a	)	(3)	Stanton		TX		261,000		1,017,599		11,707		—		261,000		1,029,306		(266,393)		1972		2005		40 years
Valley Mills Nursing and Rehab	(a	)	(3)		Valley Mills		TX		34,000		1,091,210		(8,977)		—		34,000		1,082,233		(270,269)		1971		2005		40 years
Hometown Care Center	(a	)	(3)		Moody		TX		13,000		328,263		—		(341,263)		—		—		—				2005		40 years
Shuksan Healthcare Center	(a	)	(3)		Bellingham		WA		61,000		491,085		1,983,432		—		61,000		2,474,517		(340,787)		1965		2005		40 years
Orange Villa Nursing and Rehab	(a	)	(3)		Orange		TX		97,500		1,948,490		17,468		—		97,500		1,965,958		(486,690)		1973		2005		40 years
Pinehurst Nursing and Rehab	(a	)	(3)		Orange		TX		98,500		2,072,051		22,567		—		98,500		2,094,618		(535,694)		1955		2005		40 years
Wheeler Nursing and Rehab	(a	)	(2)		Wheeler		TX		17,000		1,369,290		—		—		17,000		1,369,290		(360,544)		1982		2005		40 years
North Pointe Nursing and Rehab	(a	)	(4)		Watauga		TX		1,061,000		3,845,890		—		—		1,061,000		3,845,890		(881,609)		1999		2005		40 years
ABC Health Center	(a	)	(2)		Harrisonville		MO		143,500		1,922,391		122,010		—		143,500		2,044,401		(451,064)		1970		2005		40 years
Camden Health Center	(a	)	(2)		Harrisonville		MO		189,000		2,531,961		68,462		—		189,000		2,600,423		(559,855)		1977		2005		40 years
Cedar Valley Health Center	(a	)	(2)		Rayton		MO		252,000		3,375,981		58,200		—		252,000		3,434,181		(819,610)		1978		2005		40 years
Monett Healthcare Center	(a	)	(2)		Monett		MO		259,000		3,469,761		(26,381)		—		259,000		3,443,380		(795,952)		1976		2005		40 years
White Ridge Health Center	(a	)	(2)		Lee’s Summit		MO		292,250		3,914,964		32,514		—		292,250		3,947,478		(886,786)		1986		2005		40 years
The Orchards Rehab/Care Center	(a	)	(3)		Lewiston		ID		201,000		4,319,316		505,634		—		201,000		4,824,950		(1,173,299)		1958		2005		40 years
SunBridge for Payette	(a	)	(3)		Payette		ID		179,000		3,165,530		(26,331)		—		179,000		3,139,199		(642,696)		1964		2005		40 years
Magic Valley Manor-Assisted Living	(b	)	(3)		Wendell		ID		177,000		405,331		1,005,334		—		177,000		1,410,665		(196,339)		1911		2005		40 years
McCall Rehab and Living Center	(a	)			McCall		ID		213,000		675,976		(5,624)		(883,352)		—		—		—		1965		2005		40 years
Menlo Park Health Care	(a	)	(3)		Portland		OR		112,000		2,205,297		184,777		—		112,000		2,390,074		(653,452)		1959		2005		40 years
Burton Care Center	(a	)	(3)		Burlington		WA		115,000		1,169,629		85,957		—		115,000		1,255,586		(271,239)		1930		2005		40 years
Columbia View Care Center	(a	)	(3)		Cathlamet		WA		49,200		504,900		(0)		(93,098)		38,246		422,756		(135,952)		1965		2005		40 years
Pinehurst Park Terrace	(a	)			Seattle		WA		—		360,236		—		(360,236)		—		—		—				2005		40 years
Grandview Healthcare Center	(a	)	(3)		Grandview		WA		19,300		1,155,216		14,917		—		19,300		1,170,133		(383,322)		1964		2005		40 years
Hillcrest Manor	(a	)	(3)		Sunnyside		WA		102,000		1,638,826		6,856,674		—		102,000		8,495,500		(649,404)		1970		2005		40 years
Evergreen Foothills Center	(a	)	(3)		Phoenix		AZ		500,000		4,537,644		—		—		500,000		4,537,644		(1,340,585)		1997		2005		40 years
Evergreen Hot Springs Center	(a	)	(3)		Hot Springs		MT		103,500		1,942,861		19,412		—		103,500		1,962,273		(446,117)		1963		2005		40 years
Evergreen Polson Center	(a	)	(3)		Polson		MT		121,000		2,357,612		(19,412)		—		121,000		2,338,200		(570,439)		1971		2005		40 years
Evergreen Sun City Center	(a	)	(3)		Sun City		AZ		476,231		5,697,720		60,161		—		476,231		5,757,881		(1,385,966)		1985		2005		40 years
Sunset Gardens at Mesa	(b	)	(3)		Mesa		AZ		123,000		1,640,673		(13,547)		—		123,000		1,627,126		(375,124)		1974		2005		40 years
Evergreen Mesa Christian Center	(a	)	(3)		Mesa		AZ		466,000		6,231,061		(46,614)		(615,000)		466,000		5,569,447		(1,526,643)		1973		2005		40 years
Evergreen The Dalles Center	(a	)	(2)		The Dalles		OR		200,000		3,831,789		91,952		—		200,000		3,923,741		(841,322)		1964		2005		40 years
Evergreen Vista Health Center	(a	)	(2)		LaGrande		OR		281,000		4,783,790		248,354		—		281,000		5,032,144		(1,029,198)		1961		2005		40 years
Whitman Health and Rehab Center	(a	)	(2)		Colfax		WA		231,000		6,271,162		38,289		—		231,000		6,309,451		(1,287,203)		1985		2005		40 years
Fountain Retirement Hotel	(b	)	(3)		Youngtown		AZ		101,300		1,939,835		169,696		(1,634,700)		4,550		571,581		(479,533)		1971		2005		40 years
Gilmer Care Center	(a	)	(3)		Gilmer		TX		257,000		2,992,894		362,306		—		257,000		3,355,200		(725,838)		1967		2005		40 years
Columbus Nursing and Rehab Center	(a	)	(2)		Columbus		WI		352,000		3,476,920		301,848		—		352,000		3,778,768		(761,893)		1950		2005		40 years
San Juan Rehab and Care Center	(a	)	(3)	Anacortes		WA		625,000		1,184,855		2,041,630		—		625,000		3,226,485		(713,654)		1965		2005		40 years
Infinia at Faribault	(a	)	(3)	Faribault		MN		70,000		1,484,598		102,124		—		70,000		1,586,722		(411,328)		1958		2005		40 years
Infinia at Owatonna	(a	)	(3)	Owatonna		MN		125,000		2,321,296		(19,308)		—		125,000		2,301,988		(544,998)		1963		2005		40 years
Infinia at Willmar	(a	)	(3)	Wilmar		MN		70,000		1,341,155		19,645		—		70,000		1,360,800		(327,063)		1998		2005		40 years
Infinia at Florence Heights	(a	)	(2)	Omaha		NE		413,000		3,516,247		4,352		(742,383)		310,538		2,880,678		(941,217)		1999		2005		40 years
Infinia at Ogden	(a	)	(3)	Ogden		UT		233,800		4,478,450		600,246		—		233,800		5,078,696		(1,018,039)		1977		2005		40 years
Prescott Manor Nursing Center	(a	)	(3)	Prescott		AR		43,500		1,461,860		209,056		—		43,500		1,670,916		(479,048)		1965		2005		40 years
Star City Nursing Center	(a	)	(3)	Star City		AR		28,000		1,068,891		80,125		—		28,000		1,149,016		(265,375)		1969		2005		40 years
Westview Manor of Peabody	(a	)	(3)	Peabody		KS		22,000		502,177		137,682		—		22,000		639,859		(119,708)		1963		2005		40 years
Orchard Grove Extended Care Center	(a	)	(2)	Benton Harbor		MI		166,000		3,185,496		439,904		(491,113)		138,744		3,161,543		(778,747)		1971		2005		40 years
Marysville Care Center	(a	)		Marysville		CA		281,000		1,319,608		—		(1,600,608)		—		—		—				2005		40 years
Yuba City Care Center	(a	)		Yuba City		CA		177,385		2,129,584		—		(2,306,969)		—		—		—				2005		40 years
Lexington Care Center	(a	)	(3)	Lexington		MO		151,000		2,943,170		325,142		—		151,000		3,268,312		(772,950)		1970		2005		40 years
Twin Falls Care Center	(a	)	(3)	Twin Falls		ID		448,000		5,144,793		—		—		448,000		5,144,793		(1,162,858)		1961		2005		40 years
Gordon Lane Care Center	(a	)	(2)	Fullerton		CA		2,982,000		3,648,346		—		—		2,982,000		3,648,346		(810,876)		1966		2005		40 years
Sierra View Care Center	(a	)	(3)	Baldwin Park		CA		868,400		1,748,141		6,377		—		868,400		1,754,518		(449,472)		1938		2005		40 years
Villa Maria Care Center	(a	)	(4)	Long Beach		CA		139,600		766,778		—		(906,378)		—		—		—				2005		40 years
High Street Care Center	(a	)	(3)	Oakland		CA		246,000		684,695		11,776		—		246,000		696,471		(162,108)		1961		2005		40 years
MacArthur Care Center	(a	)	(3)	Oakland		CA		246,000		1,415,776		(11,776)		—		246,000		1,404,000		(441,460)		1960		2005		40 years
Pomona Vista Alzheimer’s Center	(a	)	(3)	Ponoma		CA		403,000		954,853		—		—		403,000		954,853		(247,312)		1959		2005		40 years
Rose Convalescent Hospital	(a	)	(4)	Baldwin Park		CA		1,308,000		486,043		—		—		1,308,000		486,043		(146,130)		1963		2005		40 years
Country Oaks Nursing Center	(a	)	(3)	Ponoma		CA		1,393,000		2,426,180		—		—		1,393,000		2,426,180		(555,496)		1964		2005		40 years
Evergreen Nursing/Rehab Center	(a	)	(3)	Effingham		IL		317,388		3,461,794		—		—		317,388		3,461,794		(807,416)		1974		2005		40 years
Deseret at Hutchinson	(a	)	(2)	Hutchinson		KS		180,000		2,546,991		—		—		180,000		2,546,991		(619,799)		1963		2005		40 years
Northridge Healthcare/Rehab	(a	)		Little Rock		AR		465,000		3,011,597		55,321		(3,531,918)		—		—		—		1969		2005		40 years
Doctors Nursing and Rehab Center	(a	)	(3)	Salem		IL		125,000		4,663,792		900,000		—		125,000		5,563,792		(1,129,755)		1972		2005		40 years
Woodland Hills Health/Rehab	(a	)		Little Rock		AR		270,000		4,006,007		—		(4,276,007)		—		—		—		1979		2005		40 years
North Richland Hills	(a	)		North Richland Hills		TX		980,458		—		5,067,466		(6,047,924)		—		—		—				2005		40 years
Chenal Heights	(a	)	(2)	Little Rock		AR		1,411,446		—		7,330,169		—		1,411,446		7,330,169		(1,348,438)		2008		2006		40 years
Willis Nursing and Rehab	(a	)	(2)	Willis		TX		212,000		2,407,367		—		—		212,000		2,407,367		(456,924)		1975		2006		40 years
Blanchette Place Care Center	(a	)	(3)	St. Charles		MO		1,300,000		10,777,312		3,586		—		1,300,000		10,780,898		(1,856,609)		1994		2006		40 years
Cathedral Gardens Care Center	(a	)	(3)	St. Louis		MO		1,600,000		9,524,876		51,229		—		1,600,000		9,576,105		(1,698,129)		1979		2006		40 years
Heritage Park Skilled Care	(a	)	(3)	Rolla		MO		1,200,000		7,840,918		775,182		—		1,200,000		8,616,100		(1,330,566)		1993		2006		40 years
Oak Forest Skilled Care	(a	)	(3)	Ballwin		MO		550,000		3,995,129		42,870		—		550,000		4,037,999		(718,435)		2004		2006		40 years
Richland Care and Rehab	(a	)	(3)	Olney		IL		350,000		2,484,264		—		—		350,000		2,484,264		(497,646)		2004		2006		40 years
Bonham Nursing and Rehab	(a	)	(3)	Bonham		TX		76,000		1,129,849		—		—		76,000		1,129,849		(202,688)		1969		2006		40 years
Columbus Nursing and Rehab	(a	)		Columbus		TX		150,000		1,808,552		—		(1,958,552)		—		—		—		1974		2006		40 years
Denison Nursing and Rehab	(a	)	(2)	Denison		TX		178,000		1,945,000		—		—		178,000		1,945,000		(350,737)		1958		2006		40 years
Falfurrias Nursing and Rehab	(a	)	(2)	Falfurias		TX		92,000		1,065,000		—		—		92,000		1,065,000		(209,239)		1974		2006		40 years
Houston Nursing and Rehab	(a	)	(2)	Houston		TX		228,000		2,451,893		39,464		—		228,000		2,491,357		(441,065)		1976		2006		40 years
Kleburg County Nursing/Rehab	(a	)	(3)	Kingsville		TX		315,000		3,688,676		594,778		—		315,000		4,283,454		(664,566)		1947		2006		40 years
Terry Haven Nursing and Rehab	(a	)	(3)	Mount Vernon		TX		180,000		1,970,861		—		—		180,000		1,970,861		(386,090)		2004		2006		40 years
Deseret at Mansfield	(b	)	(3)	Mansfield		OH		146,000		2,689,968		15,748		—		146,000		2,705,716		(450,288)		1980		2006		40 years
Clarkston Care Center	(a	)	(3)	Clarkston		WA		161,633		7,038,367		5,514,068		—		161,633		12,552,435		(1,629,385)		1970		2006		40 years
Highland Terrace Nursing Center	(a	)	(3)	Camas		WA		592,776		3,921,159		6,257,608		—		592,776		10,178,767		(1,202,776)		1970		2006		40 years
Richland Rehabilitation Center	(a	)	(3)	Richland		WA		693,000		9,307,000		145,819		—		693,000		9,452,819		(1,562,767)		2004		2006		40 years
Evergreen Milton-Freewater Center	(a	)	(2)	Milton Freewater		OR		700,000		5,403,570		—		—		700,000		5,403,570		(971,800)		1965		2006		40 years
Douglas Rehab and Care Center	(a	)	(3)	Matoon		IL		250,000		2,390,779		1,248,778		(13,246)		250,000		3,626,311		(456,150)		1963		2006		40 years
Hillside Living Center	(a	)	(3)	Yorkville		IL		560,000		3,073,603		1		(3,168)		560,000		3,070,436		(597,477)		1963		2006		40 years
Arbor View Nursing / Rehab Center	(a	)		Zion		IL		147,000		5,235,290		130,209		(5,512,500)		—		(1)		—		1970		2006		40 years
Ashford Hall	(a	)	(3)	Irving		TX		1,746,000		11,418,567		113,706		(142,702)		1,746,000		11,389,571		(1,963,546)		1964		2006		40 years
Belmont Nursing and Rehab Center	(a	)	(3)	Madison		WI		480,000		1,861,061		6,207		—		480,000		1,867,268		(396,012)		1974		2006		40 years
Blue Ash Nursing and Rehab Center	(a	)	(3)	Cincinnati		OH		125,000		6,278,450		447,530		(90,000)		123,200		6,637,780		(1,353,591)		1969		2006		40 years
West Chester Nursing/Rehab Center	(a	)		West Chester		OH		375,000		5,663,460		368,689		(3,554,657)		94,855		2,757,637		(1,107,494)		1965		2006		40 years
Wilmington Nursing/Rehab Center	(a	)	(3)	Willmington		OH		125,000		6,078,450		472,388		—		125,000		6,550,838		(1,312,900)		1951		2006		40 years
Extended Care Hospital of Riverside	(a	)	(2)	Riverside		CA		1,091,000		5,646,826		—		(26,375)		1,091,000		5,620,451		(1,469,592)		1967		2006		40 years
Heritage Manor	(a	)	(2)	Monterey Park		CA		1,585,508		9,274,154		—		(23,200)		1,585,508		9,250,954		(2,143,023)		1965		2006		40 years
French Park Care Center	(a	)	(2)	Santa Ana		CA		1,076,447		5,983,614		596,442		—		1,076,447		6,580,056		(1,133,944)		1967		2006		40 years
North Valley Nursing Center	(a	)	(2)	Tujunga		CA		613,800		5,031,473		—		(25,382)		613,800		5,006,091		(1,035,817)		1967		2006		40 years
Villa Rancho Bernardo Care Center	(a	)	(2)	San Diego		CA		1,425,347		9,652,911		65,349		(57,067)		1,425,347		9,661,193		(1,729,787)		1994		2006		40 years
Austin Nursing Center	(a	)	(3)	Austin		TX		1,501,040		4,504,643		1,725,687		—		1,501,040		6,230,330		(753,699)		2007		2007		40 years
Dove Hill Care Center and Villas	(a	)	(3)	Hamilton		TX		58,397		5,781,296		—		—		58,397		5,781,296		(865,917)		1998		2007		40 years
Brighten at Medford	(a	)		Medford		MA		2,365,610		6,612,915		291,913		(9,270,437)		—		1		—		1978		2007		40 years
Brighten at Ambler	(a	)	(3)	Ambler		PA		370,010		5,111,673		(652,999)		—		370,010		4,458,674		(693,396)		1963		2007		40 years
Brighten at Broomall	(a	)	(3)	Broomall		PA		607,870		3,930,013		590,503		—		607,870		4,520,516		(777,066)		1955		2007		40 years
Brighten at Bryn Mawr	(a	)	(3)	Bryn Mawr		PA		708,300		6,352,474		1,468,774		—		708,300		7,821,248		(1,171,986)		1972		2007		40 years
Brighten at Julia Ribaudo	(a	)	(3)	Lake Ariel		PA		369,050		7,559,765		730,412		—		369,050		8,290,177		(1,339,352)		1980		2007		40 years
Good Samaritan Nursing Home	(a	)	(3)	Avon		OH		393,813		8,856,210		108,495		—		393,813		8,964,705		(1,575,023)		1964		2007		40 years
Belleville Illinois	(a	)	(3)	Belleville		IL		670,481		3,431,286		—		—		670,481		3,431,286		(522,068)		1978		2007		40 years
Homestead Various Leases (b)	(a	)	(3)			TX		345,197		4,352,982		5,504		—		345,197		4,358,486		(673,347)				2007		40 years
Byrd Haven Nursing Home	(a	)	(3)	Searcy		AR		772,501		2,413,388		131,823		(1,897,763)		49,279		1,370,670		(419,949)		1961		2008		40 years
Evergreen Arvin Healthcare	(a	)	(2)	Arvin		CA		900,000		4,764,928		783,736		—		1,028,705		5,419,959		(692,938)		1984		2008		40 years
Evergreen Bakersfield Healthcare	(a	)	(2)	Bakersfield		CA		1,000,000		12,154,112		1,820,236		—		1,153,135		13,821,213		(1,593,216)		1987		2008		40 years
Evergreen Lakeport Healthcare	(a	)	(2)	Lakeport		CA		1,100,000		5,237,033		876,918		—		1,256,514		5,957,437		(778,985)		1987		2008		40 years
New Hope Care Center	(a	)	(2)	Tracy		CA		1,900,000		10,293,920		1,687,692		—		2,172,271		11,709,341		(1,374,418)		1987		2008		40 years
Olive Ridge Care Center	(a	)	(2)	Oroville		CA		800,000		8,609,470		2,138,439		—		925,065		10,622,844		(1,246,297)		1987		2008		40 years
Twin Oaks Health & Rehab	(a	)	(2)	Chico		CA		1,300,000		8,397,558		1,341,477		—		1,488,063		9,550,972		(1,225,410)		1988		2008		40 years
Evergreen Health & Rehab	(a	)	(2)	LaGrande		OR		1,400,000		808,374		295,533		—		1,587,353		916,554		(149,521)		1975		2008		40 years
Evergreen Bremerton Health & Rehab	(a	)		Bremerton		WA		650,000		1,366,315		0		(2,016,315)		—		—		—		1969		2008		40 years
Four Fountains	(a	)	(3)	Belleville		IL		989,489		5,007,411		—		—		989,489		5,007,411		(578,259)		1972		2008		40 years
Brookside Health & Rehab	(a	)	(3)	Little Rock		AR		750,690		4,421,289		1,613,473		—		750,690		6,034,762		(734,788)		1969		2008		40 years
Skilcare Nursing Center	(a	)	(3)	Jonesboro		AR		417,050		7,007,007		148,119		—		417,050		7,155,126		(898,122)		1973		2008		40 years
Stoneybrook Health & Rehab Center	(a	)	(3)	Benton		AR		250,231		3,170,134		312,823		—		250,230		3,482,958		(441,799)		1968		2008		40 years
Trumann Health & Rehab	(a	)	(3)	Trumann		AR		166,821		3,587,185		103,952		—		166,820		3,691,138		(453,532)		1971		2008		40 years
Deseret at McPherson	(a	)	(2)	McPherson		KS		92,000		1,874,920		—		—		92,000		1,874,920		(225,292)		1970		2008		40 years
Mission Nursing Center	(a	)	(3)	Riverside		CA		230,000		1,209,976		—		—		230,000		1,209,976		(149,498)		1957		2008		40 years
New Byrd Haven Nursing Home	(a	)	(3)	Searcy		AR		—		10,213,112		629,701		—		629,701		10,213,112		(1,177,199)		2009		2009		40 years
Evergreen Health & Rehab of Petaluma	(a	)	(2)	Petaluma		CA		748,668		2,459,910		—		—		748,668		2,459,910		(363,728)		1969		2009		40 years
Evergreen Mountain View Health & Rehab	(a	)	(2)	Carson City		NV		3,454,723		5,942,468		—		—		3,454,723		5,942,468		(631,450)		1977		2009		40 years
Little Rock Health and Rehab	(a	)		Little Rock		AR		471,169		4,778,831		7,612,989		(12,862,989)		—		—		—		1971		2009		40 years
Hidden Acres Health Care	(a	)	(3)	Mount Pleasant		TN		67,413		3,312,587		—		—		67,413		3,312,587		(227,391)		1979		2010		40 years
Community Care and Rehab	(a	)	(1)	Riverside		CA		1,648,067		9,851,932		—		—		1,648,067		9,851,932		(710,856)		1965		2010		40 years
Heritage Gardens of Portageville	(a	)	(4)	Portageville		MO		223,658		3,088,802		—		—		223,658		3,088,802		(195,580)		1995		2010		40 years
Heritage Gardens of Greenville	(a	)	(4)	Greenville		MO		118,925		2,218,776		—		—		118,925		2,218,776		(143,730)		1990		2010		40 years
Heritage Gardens of Senath	(a	)	(4)	Senath		MO		108,843		2,773,194		265,743		—		108,843		3,038,937		(195,911)		1980		2010		40 years
Heritage Gardens of Senath South	(a	)	(4)	Senath		MO		72,805		1,854,998		—		—		72,805		1,854,998		(122,326)		1980		2010		40 years
The Carrington	(a	)	(3)	Lynchburg		VA		705,888		4,294,112		—		—		705,888		4,294,112		(248,419)		1994		2010		40 years
Arma Care Center	(a	)	(2)	Arma		KS		57,452		2,897,772		—		—		57,452		2,897,772		(171,754)		1970		2010		40 years
Yates Center Nursing and Rehab	(a	)	(2)	Yates		KS		54,340		2,990,435		—		—		54,340		2,990,435		(176,388)		1967		2010		40 years
Great Bend Health & Rehab Center	(a	)	(3)	Great Bend		KS		111,482		4,588,518		299,535		—		111,482		4,888,053		(349,923)		1965		2010		40 years
Maplewood at Norwalk	(b	)	(3)	Norwalk		CT		1,589,950		1,010,050		15,792,103		—		1,589,950		16,802,153		(83,716)		1983		2010		40 years
Carrizo Springs Nursing & Rehab	(a	)	(3)	Carrizo Springs		TX		45,317		1,954,683		—		—		45,317		1,954,683		(126,306)		1965		2010		40 years
Maplewood at Orange	(b	)	(2)	Orange		CT		1,133,533		11,155,287		2,131,478		—		1,133,533		13,286,765		(729,962)		1999		2010		40 years
Wellington Leasehold	(a	)	(3)	Wellington		KS		—		—		2,000,000		—		—		2,000,000		(121,575)		1957		2010		21 years
St. James Nursing & Rehab	(a	)	(3)	Carrabelle		FL		1,144,155		8,855,845		—		—		1,144,155		8,855,845		(501,574)		2009		2011		40 years
University Manor	(a	)	(3)	Cleveland		OH		886,425		8,694,575		—		—		886,425		8,694,575		(428,928)		1982		2011		40 years
Grand Rapids Care Center	(a	)	(3)	Grand Rapids		OH		288,249		1,516,629		—		—		288,249		1,516,629		(75,009)		1993		2011		40 years
Bellevue Care Center	(a	)	(3)	Bellevue		OH		282,354		3,440,207		—		—		282,354		3,440,207		(158,585)		1988		2011		40 years
Orchard Grove Assisted Living	(b	)	(3)	Bellevue		OH		282,354		3,440,207		—		—		282,354		3,440,207		(158,585)		1998		2011		40 years
Woodland Manor Nursing and Rehabilitation	(a	)	(5)	Conroe		TX		576,518		2,090,586		280,458		—		576,518		2,371,044		(133,274)		1975		2011		40 years
Fredericksburg Nursing and Rehabilitation	(a	)	(5)	Fredericksburg		TX		326,731		3,046,370		—		—		326,731		3,046,370		(146,543)		1970		2011		40 years
Jasper Nursing and Rehabilitation	(a	)	(5)	Jasper		TX		113,083		2,554,020		28,500		—		113,083		2,582,520		(116,740)		1972		2011		40 years
Legacy Park Community Living Center	(a	)	(4)	Peabody		KS		33,420		1,266,580		—		—		33,420		1,266,580		(64,381)		1963		2011		40 years
Lakewood Senior Living of Pratt	(a	)	(3)	Pratt		KS		18,503		502,901		312,315		—		18,503		815,216		(33,659)		1964		2011		40 years
Lakewood Senior Living of Seville	(a	)	(3)	Wichita		KS		93,731		896,938		150,903		—		93,731		1,047,841		(56,025)		1977		2011		40 years
Lakewood Senior Living of Haviland	(a	)	(3)	Haviland		KS		112,480		648,771		16,293		—		112,480		665,064		(39,040)		1971		2011		40 years
Oak Manor Nursing and Rehabilitation	(a	)	(5)	Commerce		TX		224,899		1,867,793		443,861		—		224,899		2,311,654		(111,312)		1963		2011		40 years
Loma Linda Healthcare	(a	)	(3)	Moberly		MO		913,017		4,556,983		—		—		913,017		4,556,983		(222,847)		1987		2011		40 years
Maplewood at Newtown	(b	)	(3)	Newtown		CT		4,941,584		7,058,416		3,332,745		—		6,314,004		9,018,741		(439,668)		2000		2011		40 years
Chatham Acres Nursing Home	(a	)	(3)	Chatham		PA		203,431		1,996,569		2,499,534		—		203,431		4,496,103		(105,016)		1873		2011		40 years
Transitions Healthcare Gettysburg	(a	)	(3)	Gettysburg		PA		241,994		5,858,005		347,001		—		241,994		6,205,006		(245,949)		1950		2011		40 years
Maplewood at Darien	(b	)	(3)	Darien		CT		2,430,458		3,069,542		12,368,599		—		2,430,458		15,438,141		(158,177)		2012		2011		40 years
Crawford Manor	(a	)	(3)	Cleveland		OH		119,877		3,080,123		—		—		119,877		3,080,123		(109,649)		1994		2011		40 years
Aviv Asset Management	(d	)		Chicago		IL		—		—		991,040		—		—		991,040		(236,577)
Aviv Healthcare Properties LP			-2	Chicago		IL		—		—		53,750		—		—		53,750		—
Skagit Aviv	(e	)	(3)	Mt. Vernon		WA		—		—		422,205		(422,205)		—		—		—						40 years
Chatham Acres	(e	)	(3)	Chatham		PA		—		—		—		—		—		—		—		1873		2011		40 years
Amberwood Manor Nursing Home Rehabilitation	(a	)	(3)	New Philadelphia		PA		450,642		3,264,346		—		—		450,642		3,264,346		(101,044)		1962		2011		40 years
Caring Heights Community Care & Rehabilitation Center	(a	)	(3)	Coroapolis		PA		1,546,079		10,018,012		—		—		1,546,079		10,018,012		(311,362)		1983		2011		40 years
Dunmore Healthcare Group	(a	)	(3)	Dunmore		PA		398,110		6,812,777		—		—		398,110		6,812,777		(213,709)		2002		2011		40 years
Eagle Creek Healthcare Group	(a	)	(3)	West Union		OH		1,055,733		5,774,130		—		—		1,055,733		5,774,130		(180,081)		1981		2011		40 years
Edison Manor Nursing & Rehabilitation	(a	)	(3)	New Castle		PA		393,475		8,246,253		—		—		393,475		8,246,253		(259,686)		1982		2011		40 years
Indian Hills Health & Rehabilitation Center	(a	)	(3)	Euclid		OH		852,677		8,425,268		—		—		852,677		8,425,268		(261,573)		1989		2011		40 years
Milcrest Nursing Center	(a	)	(3)	Marysville		OH		735,942		2,169,369		—		—		735,942		2,169,369		(69,107)		1968		2011		40 years
Scranton Healthcare Center	(a	)	(5)	Scranton		PA		1,120,202		5,536,985		—		—		1,120,202		5,536,985		(169,217)		2002		2011		40 years
Deseret Nursing & Rehabilitation at Colby	(a	)	(5)	Colby		KS		569,437		2,798,928		—		—		569,437		2,798,928		(85,013)		1974		2011		40 years
Deseret Nursing & Rehabilitation at Kensington	(a	)	(5)	Kensington		KS		279,893		1,418,766		—		—		279,893		1,418,766		(45,603)		1967		2011		40 years
Deseret Nursing & Rehabilitation at Onaga	(a	)	(5)	Onaga		KS		86,863		2,866,488		—		—		86,863		2,866,488		(86,984)		1959		2011		40 years
Deseret Nursing & Rehabilitation at Oswego	(a	)	(5)	Oswego		KS		183,378		839,678		—		—		183,378		839,678		(27,869)		1960		2011		40 years
Deseret Nursing & Rehabilitation at Smith Center	(a	)	(5)	Smith Center		KS		106,166		1,650,402		—		—		106,166		1,650,402		(51,515)		1960		2011		40 years
Burford Manor	(a	)	(3)	Davis		OK		80,000		3,220,000		—		—		80,000		3,220,000		(100,042)		1969		2011		40 years
Care Meridian Cowan Heights	(h	)	(5)	Santa Ana		CA		219,887		1,129,422		—		—		219,887		1,129,422		(37,231)		1989		2011		40 years
Care Meridian Escondido	(h	)	(5)	Escondido		CA		169,913		1,139,416		—		—		169,913		1,139,416		(38,230)		1990		2011		40 years
Care Meridian Fresno-Marks	(h	)	(5)	Fresno		CA		269,862		1,709,125		—		—		269,862		1,709,125		(54,722)		1990		2011		40 years
Care Meridian La Habra Heights	(h	)	(5)	La Habra		CA		199,898		1,339,314		—		—		199,898		1,339,314		(43,228)		1990		2011		40 years
Care Meridian Sacramento	(h	)	(5)	Elk Grove		CA		219,887		1,649,155		—		—		219,887		1,649,155		(53,223)		1992		2011		40 years
Care Meridian Oxnard	(h	)	(5)	Oxnard		CA		99,949		1,219,375		—		—		99,949		1,219,375		(40,229)		1994		2011		40 years
Care Meridian Santiago Canyon	(h	)	(5)	Silverado		CA		549,718		1,039,468		—		—		549,718		1,039,468		(37,981)		1999		2011		40 years
Care Meridian Marin	(h	)	(5)	Fairfax		CA		319,836		2,148,899		—		—		319,836		2,148,899		(65,717)		2000		2011		40 years
Care Meridian Gilroy	(h	)	(5)	Gilroy		CA		1,089,442		1,759,099		—		—		1,089,442		1,759,099		(55,972)		2000		2011		40 years
Care Meridian Artesia	(h	)	(5)	Artesia		CA		179,908		1,389,288		—		—		179,908		1,389,288		(44,477)		2002		2011		40 years
Care Meridian Las Vegas	(a	)	(5)	Las Vegas		NV		759,611		7,776,017		—		—		759,611		7,776,017		(229,632)		2004		2011		40 years
Sandalwood Healthcare	(a	)	(3)	Little Rock		AR		1,040,000		3,710,000		697,485		—		1,040,000		4,407,485		(129,404)		1996		2011		40 years
Bath Creek			(3)	Cuyahoga Falls		OH		—		—		—		—		—		—		—		2013		2012		40 years
Astoria Health and Rehab	(a	)	(5)	Germantown		OH		330,000		2,170,000		270,551		—		330,000		2,440,551		(59,462)		1996		2012		40 years
Gardnerville Health and Rehab	(a	)	(3)	Gardnerville		NV		1,237,736		3,562,264		—		—		1,237,736		3,562,264		(86,792)		2000		2012		40 years
North Platte Care Centre	(a	)/(b)	(3)	North Platte		NE		236,520		2,128,680		46,884		—		236,520		2,175,564		(70,305)		1984		2012		40 years
Fair Oaks Care Centre	(b	)	(3)	Shenandoah		IA		68,121		401,679		—		—		68,121		401,679		(9,719)		1997		2012		40 years
Crest Haven Care Centre	(a	)	(3)	Creston		IA		72,333		1,466,667		57,681		—		72,333		1,524,348		(36,983)		1964		2012		40 years
Premier Estates Rock Rapids	(b	)	(3)	Rock Rapids		IA		82,782		2,282,418		—		—		82,782		2,282,418		(53,907)		1998		2012		40 years
Rock Rapids Care Centre	(a	)	(3)	Rock Rapids		IA		113,270		2,349,130		151,239		—		113,270		2,500,369		(56,421)		1976		2012		40 years
Elmwood Care Centre	(a	)/(b)	(3)	Onawa		IA		227,383		1,732,817		180,025		—		227,383		1,912,842		(50,232)		1961		2012		40 years
Sunny Knoll Care Centre	(a	)	(3)	Rockwell City		IA		62,483		2,092,116		(0)		—		62,483		2,092,116		(49,915)		1966		2012		40 years
New Hampton Care Centre	(a	)	(3)	New Hampton		IA		144,180		2,739,420		31,015		—		144,180		2,770,435		(69,998)		1967		2012		40 years
Monte Siesta	(a	)	(4)	Austin		TX		770,000		5,230,000		—		—		770,000		5,230,000		(121,323)		1964		2012		40 years
Silver Pines	(a	)	(4)	Bastrop		TX		480,000		3,120,000		—		—		480,000		3,120,000		(88,384)		1987		2012		40 years
Spring Creek	(a	)	(4)	Beaumont		TX		300,000		700,000		—		—		300,000		700,000		(18,770)		1969		2012		40 years
Riverview	(a	)	(4)	Boerne		TX		780,000		3,470,000		—		—		780,000		3,470,000		(96,046)		1994		2012		40 years
Bluebonnet	(a	)	(4)	Karnes City		TX		420,000		3,130,000		—		—		420,000		3,130,000		(92,930)		1994		2012		40 years
Cottonwood	(a	)	(4)	Denton		TX		240,000		2,060,000		—		—		240,000		2,060,000		(49,789)		1969		2012		40 years
Regency Manor	(a	)	(4)	Floresville		TX		780,000		6,120,000		—		—		780,000		6,120,000		(157,503)		1995		2012		40 years
DeLeon	(a	)	(4)	DeLeon		TX		200,000		2,800,000		—		—		200,000		2,800,000		(68,241)		1974		2012		40 years
Spring Oaks	(a	)	(4)	Lampasas		TX		360,000		4,640,000		—		—		360,000		4,640,000		(117,091)		1990		2012		40 years
Lynwood	(a	)	(4)	Levelland		TX		300,000		3,800,000		—		—		300,000		3,800,000		(109,087)		1990		2012		40 years
Sienna	(a	)	(4)	Odessa		TX		350,000		8,050,000		—		—		350,000		8,050,000		(169,601)		1974		2012		40 years
Deerings	(a	)	(4)	Odessa		TX		280,000		8,420,000		35,029		—		280,000		8,455,029		(179,140)		1975		2012		40 years
Terrace West	(a	)	(4)	Midland		TX		440,000		5,860,000		—		—		440,000		5,860,000		(139,107)		1975		2012		40 years
Lake Lodge	(a	)	(4)	Lake Worth		TX		650,000		4,610,000		—		—		650,000		4,610,000		(114,016)		1977		2012		40 years
Nolan	(a	)	(4)	Sweetwater		TX		190,000		4,210,000		—		—		190,000		4,210,000		(118,415)		2010		2012		40 years
Langdon Hall	(b	)	(5)	Bradenton		FL		390,000		4,546,000		60,125		—		390,000		4,606,125		(97,833)		1985		2012		40 years
Mount Washington Residence	(b	)	(5)	Eau Claire		WI		1,040,000		1,460,000		133,120		—		1,040,000		1,593,120		(34,575)		1930		2012		40 years
Maplewood at Danbuy	(b	)	(1)	Danbury		CT		1,918,801		14,081,199		—		—		1,918,801		14,081,199		(228,086)		1968		2012		40 years
Rivercrest Specialty Hospital	(i	)	(3)	Mishawaka		IN		328,000		8,072,000		—		—		328,000		8,072,000		(109,865)		1991		2012		40 years
Safe Haven Hospital and Care Center	(a	)	(3)	Pocatello		ID		470,000		5,530,000		163,871		—		470,000		5,693,871		(64,724)		1970		2012		40 years
Care Meridian Pleasanton	(h	)	(3)	Pleasanton		CA		410,647		751,184		970,201		—		410,647		1,721,385		(7,512)		2012		2012		40 years
Highlands Nursing and Rehabilitation Center	(a	)	(3)	Louisville		KY		440,893		9,484,107		—		—		440,893		9,484,107		(75,810)		1977		2012		40 years
Seven Oaks Nursing & Rehabilitation	(a	)	(4)	Glendale		WI		1,620,000		5,980,000		—		—		1,620,000		5,980,000		(28,792)		1994		2012		40 years
Inola Health Care Center	(a	)	(3)	Inola		OK		520,000		2,480,000		—		—		520,000		2,480,000		—		1990		2012		40 years
Avondale Cottage of Pryor	(b	)	(3)	Pryor		OK		100,000		400,000		—		—		100,000		400,000		—		2000		2012		40 years
Nesbit Living and Recovery Center	(a	)	(4)	Seguin		TX		600,000		4,400,000		—		—		600,000		4,400,000		(12,917)		1958		2012		40 years
Care Meridian Granite Bay	(h	)	(3)	Granite Bay		CA		540,000		435,000		—		—		540,000		435,000		—		1978		2012		40 years
The Woodlands at Robinson	(a	)	(3)	Ravenna		OH		660,000		6,940,000		—		—		660,000		6,940,000		—		2000		2012		40 years
The Harbor House of Ocala	(b	)	(4)	Dunnellon, FL		FL		690,000		3,510,000		—		—		690,000		3,510,000		(9,375)		1993		2012		40 years
The Harmony House at Ocala	(b	)	(4)	Ocala, FL		FL		500,000		2,800,000		—		—		500,000		2,800,000		(7,084)		1984		2012		40 years
The Haven House at Ocala	(b	)	(4)	Dunnellon, FL		FL		490,000		2,610,000		—		—		490,000		2,610,000		(6,625)		1991		2012		40 years
Seaside Manor Ormond Beach	(b	)	(4)	Ormond Beach, FL		FL		630,000		2,870,000		—		—		630,000		2,870,000		(8,104)		1996		2012		40 years
Eagle Lake Nursing and Rehabilitation	(e	)	(3)	Eagle Lake		TX		92,561		—		598,944		—		92,561		598,944		—		2013		2012		40 years

								$124,030,596		$917,645,734		$121,527,310		$(71,420,631)		$119,224,819		$972,558,190		$(119,371,113)

Assets under direct financing leases

Description	Type of Asset		Encumbrances	City	State	Initial Cost to Company	Accretion/ Amortization	Impairment/ Dispositions	Gross Amount Carried at December 31, 2012	Year of Construction	Date Acquired
Fountain Lake	(a	)	(2)	Hot Springs	AR	$10,418,738	$630,382	$—	$11,049,120	2007	2008

						$10,418,738	$630,382	$—	$11,049,120

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Devlopmental asset
(f)	Includes six properties all located in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2012 is $812,833,004 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)
(i)	Long Term Acute Care

Encumbrances:
(1)	Standalone first mortgage
(2)	Primary GE Credit Facility
(3)	Unencumbered
(4)	BAML Revolving Credit Facility
(5)	GE Acquisition Line

	For the Years Ended December 31,
	2012	2011	2010
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$919,383,767	$703,049,477	$636,409,268
Additions during period:
Acquisitions	184,325,392	186,078,338	63,005,000
Development of rental properties and capital expenditures	42,447,824	36,686,682	7,815,209
Dispositions:
Sale of assets	(32,207,992)	(339,009)	(4,084,000)
Impairment(i)	(11,116,862)	(6,091,721)	(96,000)

Balance at end of period	$1,102,832,129	$919,383,767	$703,049,477

Accumulated depreciation:
Balance at beginning of period	$96,796,028	$75,948,944	$58,673,377
Additions during period:
Depreciation expense	26,809,645	20,847,084	17,853,799
Dispositions:
Sale of assets	(4,234,560)	—	(578,232)

Balance at end of period	$119,371,113	$96,796,028	$75,948,944

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Schedule III-Real Estate Investments
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

SCHEDULE III—REAL ESTATE INVESTMENTS

						Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2012 (c)
Description	Type of Asset		Encumbrances	City	State	Land	Buildings & Improvements	Improvements / Adjustments	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab - Broadway	(a	)	(3)	Methuen	MA	$31,469	$495,552	$—	$(170,262)	$26,002	$330,757	$(165,260)	1910	1993	40 years
SunBridge - Colonial Heights	(a	)	(3)	Lawrence	MA	63,160	958,681	—	(225,000)	63,160	733,681	(348,499)	1963	1993	40 years
SunBridge - Fall River	(c	)		Fall River	MA	90,707	1,308,677	—	(1,399,384)	—	—	—		1993	40 years
SunBridge Care Center - Glenwood	(a	)	(3)	Lowell	MA	82,483	1,210,652	—	(252,510)	82,483	958,142	(455,117)	1964	1993	40 years
SunBridge - Hammond House	(a	)	(3)	Worchester	MA	42,062	663,598	488,598	(663,598)	42,062	488,598	(232,084)	1965	1993	40 years
SunBridge for North Reading	(a	)	(3)	North Reading	MA	113,195	1,567,397	—	(252,500)	113,195	1,314,897	(624,576)	1966	1993	40 years
Robbin House Nursing and Rehab	(c	)		Quincy	MA	66,000	1,051,668	—	(1,117,668)	—	—	—		1993	40 years
SunBridge Care Center - Rosewood	(a	)	(3)	Fall River	MA	31,893	512,984	—	(283,705)	12,593	248,579	(175,980)	1882	1993	40 years
SunBridge Care/Rehab-Sandalwood	(a	)	(3)	Oxford	MA	64,435	940,982	497,782	(192,500)	64,435	1,246,264	(421,667)	1966	1993	40 years
SunBridge - Spring Valley	(a	)	(3)	Worchester	MA	71,084	1,030,725	—	(205,000)	71,084	825,725	(392,219)	1960	1993	40 years
SunBridge Care/Rehab -Town Manor	(c	)		Lawrence	MA	89,790	1,305,518	—	(1,395,308)	—	—	—		1993	40 years
SunBridge Care/Rehab -Woodmill	(a	)	(3)	Lawrence	MA	61,210	946,028	—	(235,000)	61,210	711,028	(337,738)	1965	1993	40 years
SunBridge Care/Rehab -Worcester	(c	)		Worchester	MA	92,512	1,374,636	—	(1,467,148)	—	—	—		1993	40 years
Countryside Community	(a	)	(2)	South Haven	MI	221,000	4,239,161	12,959	—	221,000	4,252,120	(954,835)	1975	2005	40 years
Pepin Manor	(a	)	(2)	Pepin	WI	318,000	1,569,959	332,808	—	318,000	1,902,767	(366,240)	1978	2005	40 years
Highland Health Care Center	(a	)	(2)	Highland	IL	189,921	1,723,523	—	—	189,921	1,723,523	(418,563)	1963	2005	40 years
Nebraska Skilled Nursing/Rehab	(a	)	(2)	Omaha	NE	211,000	6,694,584	—	(1,510)	209,490	6,694,584	(1,697,031)	1971	2005	40 years
Casa Real	(a	)	(2)	Santa Fe	NM	1,029,800	2,692,295	676,474	—	1,029,800	3,368,769	(810,849)	1985	2005	40 years
Clayton Nursing and Rehab	(a	)	(2)	Clayton	NM	41,000	790,476	—	—	41,000	790,476	(260,927)	1960	2005	40 years
Country Cottage Care/Rehab Center	(a	)	(2)	Hobbs	NM	9,000	671,536	—	—	9,000	671,536	(258,739)	1963	2005	40 years
Bloomfield Nursing/Rehab Center	(a	)	(2)	Bloomfield	NM	343,800	4,736,296	—	—	343,800	4,736,296	(1,101,548)	1985	2005	40 years
Espanola Valley Center	(a	)	(2)	Espanola	NM	216,000	4,143,364	—	—	216,000	4,143,364	(1,059,431)	1984	2005	40 years
Sunshine Haven Lordsburg	(a	)	(2)	Lordsburg	NM	57,041	1,881,927	—	—	57,041	1,881,927	(404,557)	1972	2005	40 years
Silver City Care Center	(a	)	(2)	Silver City	NM	305,000	5,843,505	—	—	305,000	5,843,505	(1,319,974)	1984	2005	40 years
Raton Nursing and Rehab Center	(a	)	(2)	Raton	NM	128,000	1,509,456	—	—	128,000	1,509,456	(479,297)	1985	2005	40 years
Red Rocks Care Center	(a	)	(2)	Gallup	NM	329,000	3,952,779	—	—	329,000	3,952,779	(970,842)	1978	2005	40 years
Heritage Villa Nursing/Rehab	(a	)	(2)	Dayton	TX	18,000	435,568	9,400	—	18,000	444,968	(123,815)	1964	2005	40 years
Wellington Oaks Nursing/Rehab	(a	)	(2)	Ft. Worth	TX	137,000	1,147,400	(9,400)	—	137,000	1,138,000	(330,345)	1963	2005	40 years
Seven Oaks Nursing and Rehab	(a	)	(2)	Bonham	TX	63,000	2,583,389	—	—	63,000	2,583,389	(622,170)	1970	2005	40 years
Birchwood Nursing and Rehab	(a	)	(2)	Cooper	TX	96,000	2,726,580	8,304	—	96,000	2,734,884	(644,167)	1966	2005	40 years
Smith Nursing and Rehab	(a	)	(2)	Wolfe City	TX	49,000	1,010,304	(8,304)	—	49,000	1,002,000	(258,656)	1946	2005	40 years
Blanco Villa Nursing and Rehab	(a	)	(3)	San Antonio	TX	341,847	1,931,216	951,592	—	341,847	2,882,808	(655,011)	1969	2005	40 years
Forest Hill Nursing Center	(a	)		Ft. Worth	TX	87,904	1,764,129	—	(1,852,033)	—	—	—		2005	40 years
Garland Nursing and Rehab	(a	)	(3)	Garland	TX	56,509	1,058,409	1,357,939	—	56,509	2,416,348	(372,041)	1964	2005	40 years
Hillcrest Nursing and Rehab	(a	)	(3)	Wylie	TX	209,992	2,683,768	528,248	—	209,992	3,212,016	(650,831)	1975	2005	40 years
Mansfield Nursing and Rehab	(a	)	(3)	Mansfield	TX	486,958	2,142,550	(17,723)	—	486,958	2,124,827	(544,951)	1964	2005	40 years
Westridge Nursing and Rehab	(a	)	(3)	Lancaster	TX	625,790	1,847,633	(15,270)	—	625,790	1,832,363	(529,559)	1973	2005	40 years
Clifton Nursing and Rehab	(a	)	(5)	Clifton	TX	125,000	2,974,643	—	—	125,000	2,974,643	(765,834)	1995	2005	40 years
Brownwood Nursing and Rehab	(a	)	(2)	Brownwood	TX	140,000	3,463,711	1,522,390	—	140,000	4,986,101	(852,249)	1968	2005	40 years
Irving Nursing and Rehab	(a	)	(2)	Irving	TX	137,000	1,248,284	(10,284)	—	137,000	1,238,000	(333,444)	1972	2005	40 years
Stanton Nursing and Rehab	(a	)	(3)	Stanton	TX	261,000	1,017,599	11,707	—	261,000	1,029,306	(266,393)	1972	2005	40 years
Valley Mills Nursing and Rehab	(a	)	(3)	Valley Mills	TX	34,000	1,091,210	(8,977)	—	34,000	1,082,233	(270,269)	1971	2005	40 years
Hometown Care Center	(a	)	(3)	Moody	TX	13,000	328,263	—	(341,263)	—	—	—		2005	40 years
Shuksan Healthcare Center	(a	)	(3)	Bellingham	WA	61,000	491,085	1,983,432	—	61,000	2,474,517	(340,787)	1965	2005	40 years
Orange Villa Nursing and Rehab	(a	)	(3)	Orange	TX	97,500	1,948,490	17,468	—	97,500	1,965,958	(486,690)	1973	2005	40 years
Pinehurst Nursing and Rehab	(a	)	(3)	Orange	TX	98,500	2,072,051	22,567	—	98,500	2,094,618	(535,694)	1955	2005	40 years
Wheeler Nursing and Rehab	(a	)	(2)	Wheeler	TX	17,000	1,369,290	—	—	17,000	1,369,290	(360,544)	1982	2005	40 years
North Pointe Nursing and Rehab	(a	)	(4)	Watauga	TX	1,061,000	3,845,890	—	—	1,061,000	3,845,890	(881,609)	1999	2005	40 years
ABC Health Center	(a	)	(2)	Harrisonville	MO	143,500	1,922,391	122,010	—	143,500	2,044,401	(451,064)	1970	2005	40 years
Camden Health Center	(a	)	(2)	Harrisonville	MO	189,000	2,531,961	68,462	—	189,000	2,600,423	(559,855)	1977	2005	40 years
Cedar Valley Health Center	(a	)	(2)	Rayton	MO	252,000	3,375,981	58,200	—	252,000	3,434,181	(819,610)	1978	2005	40 years
Monett Healthcare Center	(a	)	(2)	Monett	MO	259,000	3,469,761	(26,381)	—	259,000	3,443,380	(795,952)	1976	2005	40 years
White Ridge Health Center	(a	)	(2)	Lee’s Summit	MO	292,250	3,914,964	32,514	—	292,250	3,947,478	(886,786)	1986	2005	40 years
The Orchards Rehab/Care Center	(a	)	(3)	Lewiston	ID	201,000	4,319,316	505,634	—	201,000	4,824,950	(1,173,299)	1958	2005	40 years
SunBridge for Payette	(a	)	(3)	Payette	ID	179,000	3,165,530	(26,331)	—	179,000	3,139,199	(642,696)	1964	2005	40 years
Magic Valley Manor-Assisted Living	(b	)	(3)	Wendell	ID	177,000	405,331	1,005,334	—	177,000	1,410,665	(196,339)	1911	2005	40 years
McCall Rehab and Living Center	(a	)		McCall	ID	213,000	675,976	(5,624)	(883,352)	—	—	—	1965	2005	40 years
Menlo Park Health Care	(a	)	(3)	Portland	OR	112,000	2,205,297	184,777	—	112,000	2,390,074	(653,452)	1959	2005	40 years
Burton Care Center	(a	)	(3)	Burlington	WA	115,000	1,169,629	85,957	—	115,000	1,255,586	(271,239)	1930	2005	40 years
Columbia View Care Center	(a	)	(3)	Cathlamet	WA	49,200	504,900	(0)	(93,098)	38,246	422,756	(135,952)	1965	2005	40 years
Pinehurst Park Terrace	(a	)		Seattle	WA	—	360,236	—	(360,236)	—	—	—		2005	40 years
Grandview Healthcare Center	(a	)	(3)	Grandview	WA	19,300	1,155,216	14,917	—	19,300	1,170,133	(383,322)	1964	2005	40 years
Hillcrest Manor	(a	)	(3)	Sunnyside	WA	102,000	1,638,826	6,856,674	—	102,000	8,495,500	(649,404)	1970	2005	40 years
Evergreen Foothills Center	(a	)	(3)	Phoenix	AZ	500,000	4,537,644	—	—	500,000	4,537,644	(1,340,585)	1997	2005	40 years
Evergreen Hot Springs Center	(a	)	(3)	Hot Springs	MT	103,500	1,942,861	19,412	—	103,500	1,962,273	(446,117)	1963	2005	40 years
Evergreen Polson Center	(a	)	(3)	Polson	MT	121,000	2,357,612	(19,412)	—	121,000	2,338,200	(570,439)	1971	2005	40 years
Evergreen Sun City Center	(a	)	(3)	Sun City	AZ	476,231	5,697,720	60,161	—	476,231	5,757,881	(1,385,966)	1985	2005	40 years
Sunset Gardens at Mesa	(b	)	(3)	Mesa	AZ	123,000	1,640,673	(13,547)	—	123,000	1,627,126	(375,124)	1974	2005	40 years
Evergreen Mesa Christian Center	(a	)	(3)	Mesa	AZ	466,000	6,231,061	(46,614)	(615,000)	466,000	5,569,447	(1,526,643)	1973	2005	40 years
Evergreen The Dalles Center	(a	)	(2)	The Dalles	OR	200,000	3,831,789	91,952	—	200,000	3,923,741	(841,322)	1964	2005	40 years
Evergreen Vista Health Center	(a	)	(2)	LaGrande	OR	281,000	4,783,790	248,354	—	281,000	5,032,144	(1,029,198)	1961	2005	40 years
Whitman Health and Rehab Center	(a	)	(2)	Colfax	WA	231,000	6,271,162	38,289	—	231,000	6,309,451	(1,287,203)	1985	2005	40 years
Fountain Retirement Hotel	(b	)	(3)	Youngtown	AZ	101,300	1,939,835	169,696	(1,634,700)	4,550	571,581	(479,533)	1971	2005	40 years
Gilmer Care Center	(a	)	(3)	Gilmer	TX	257,000	2,992,894	362,306	—	257,000	3,355,200	(725,838)	1967	2005	40 years
Columbus Nursing and Rehab Center	(a	)	(2)	Columbus	WI	352,000	3,476,920	301,848	—	352,000	3,778,768	(761,893)	1950	2005	40 years
San Juan Rehab and Care Center	(a	)	(3)	Anacortes	WA	625,000	1,184,855	2,041,630	—	625,000	3,226,485	(713,654)	1965	2005	40 years
Infinia at Faribault	(a	)	(3)	Faribault	MN	70,000	1,484,598	102,124	—	70,000	1,586,722	(411,328)	1958	2005	40 years
Infinia at Owatonna	(a	)	(3)	Owatonna	MN	125,000	2,321,296	(19,308)	—	125,000	2,301,988	(544,998)	1963	2005	40 years
Infinia at Willmar	(a	)	(3)	Wilmar	MN	70,000	1,341,155	19,645	—	70,000	1,360,800	(327,063)	1998	2005	40 years
Infinia at Florence Heights	(a	)	(2)	Omaha	NE	413,000	3,516,247	4,352	(742,383)	310,538	2,880,678	(941,217)	1999	2005	40 years
Infinia at Ogden	(a	)	(3)	Ogden	UT	233,800	4,478,450	600,246	—	233,800	5,078,696	(1,018,039)	1977	2005	40 years
Prescott Manor Nursing Center	(a	)	(3)	Prescott	AR	43,500	1,461,860	209,056	—	43,500	1,670,916	(479,048)	1965	2005	40 years
Star City Nursing Center	(a	)	(3)	Star City	AR	28,000	1,068,891	80,125	—	28,000	1,149,016	(265,375)	1969	2005	40 years
Westview Manor of Peabody	(a	)	(3)	Peabody	KS	22,000	502,177	137,682	—	22,000	639,859	(119,708)	1963	2005	40 years
Orchard Grove Extended Care Center	(a	)	(2)	Benton Harbor	MI	166,000	3,185,496	439,904	(491,113)	138,744	3,161,543	(778,747)	1971	2005	40 years
Marysville Care Center	(a	)		Marysville	CA	281,000	1,319,608	—	(1,600,608)	—	—	—		2005	40 years
Yuba City Care Center	(a	)		Yuba City	CA	177,385	2,129,584	—	(2,306,969)	—	—	—		2005	40 years
Lexington Care Center	(a	)	(3)	Lexington	MO	151,000	2,943,170	325,142	—	151,000	3,268,312	(772,950)	1970	2005	40 years
Twin Falls Care Center	(a	)	(3)	Twin Falls	ID	448,000	5,144,793	—	—	448,000	5,144,793	(1,162,858)	1961	2005	40 years
Gordon Lane Care Center	(a	)	(2)	Fullerton	CA	2,982,000	3,648,346	—	—	2,982,000	3,648,346	(810,876)	1966	2005	40 years
Sierra View Care Center	(a	)	(3)	Baldwin Park	CA	868,400	1,748,141	6,377	—	868,400	1,754,518	(449,472)	1938	2005	40 years
Villa Maria Care Center	(a	)	(4)	Long Beach	CA	139,600	766,778	—	(906,378)	—	—	—		2005	40 years
High Street Care Center	(a	)	(3)	Oakland	CA	246,000	684,695	11,776	—	246,000	696,471	(162,108)	1961	2005	40 years
MacArthur Care Center	(a	)	(3)	Oakland	CA	246,000	1,415,776	(11,776)	—	246,000	1,404,000	(441,460)	1960	2005	40 years
Pomona Vista Alzheimer’s Center	(a	)	(3)	Ponoma	CA	403,000	954,853	—	—	403,000	954,853	(247,312)	1959	2005	40 years
Rose Convalescent Hospital	(a	)	(4)	Baldwin Park	CA	1,308,000	486,043	—	—	1,308,000	486,043	(146,130)	1963	2005	40 years
Country Oaks Nursing Center	(a	)	(3)	Ponoma	CA	1,393,000	2,426,180	—	—	1,393,000	2,426,180	(555,496)	1964	2005	40 years
Evergreen Nursing/Rehab Center	(a	)	(3)	Effingham	IL	317,388	3,461,794	—	—	317,388	3,461,794	(807,416)	1974	2005	40 years
Deseret at Hutchinson	(a	)	(2)	Hutchinson	KS	180,000	2,546,991	—	—	180,000	2,546,991	(619,799)	1963	2005	40 years
Northridge Healthcare/Rehab	(a	)		Little Rock	AR	465,000	3,011,597	55,321	(3,531,918)	—	—	—	1969	2005	40 years
Doctors Nursing and Rehab Center	(a	)	(3)	Salem	IL	125,000	4,663,792	900,000	—	125,000	5,563,792	(1,129,755)	1972	2005	40 years
Woodland Hills Health/Rehab	(a	)		Little Rock	AR	270,000	4,006,007	—	(4,276,007)	—	—	—	1979	2005	40 years
North Richland Hills	(a	)		North Richland Hills	TX	980,458	—	5,067,466	(6,047,924)	—	—	—		2005	40 years
Chenal Heights	(a	)	(2)	Little Rock	AR	1,411,446	—	7,330,169	—	1,411,446	7,330,169	(1,348,438)	2008	2006	40 years
Willis Nursing and Rehab	(a	)	(2)	Willis	TX	212,000	2,407,367	—	—	212,000	2,407,367	(456,924)	1975	2006	40 years
Blanchette Place Care Center	(a	)	(3)	St. Charles	MO	1,300,000	10,777,312	3,586	—	1,300,000	10,780,898	(1,856,609)	1994	2006	40 years
Cathedral Gardens Care Center	(a	)	(3)	St. Louis	MO	1,600,000	9,524,876	51,229	—	1,600,000	9,576,105	(1,698,129)	1979	2006	40 years
Heritage Park Skilled Care	(a	)	(3)	Rolla	MO	1,200,000	7,840,918	775,182	—	1,200,000	8,616,100	(1,330,566)	1993	2006	40 years
Oak Forest Skilled Care	(a	)	(3)	Ballwin	MO	550,000	3,995,129	42,870	—	550,000	4,037,999	(718,435)	2004	2006	40 years
Richland Care and Rehab	(a	)	(3)	Olney	IL	350,000	2,484,264	—	—	350,000	2,484,264	(497,646)	2004	2006	40 years
Bonham Nursing and Rehab	(a	)	(3)	Bonham	TX	76,000	1,129,849	—	—	76,000	1,129,849	(202,688)	1969	2006	40 years
Columbus Nursing and Rehab	(a	)		Columbus	TX	150,000	1,808,552	—	(1,958,552)	—	—	—	1974	2006	40 years
Denison Nursing and Rehab	(a	)	(2)	Denison	TX	178,000	1,945,000	—	—	178,000	1,945,000	(350,737)	1958	2006	40 years
Falfurrias Nursing and Rehab	(a	)	(2)	Falfurias	TX	92,000	1,065,000	—	—	92,000	1,065,000	(209,239)	1974	2006	40 years
Houston Nursing and Rehab	(a	)	(2)	Houston	TX	228,000	2,451,893	39,464	—	228,000	2,491,357	(441,065)	1976	2006	40 years
Kleburg County Nursing/Rehab	(a	)	(3)	Kingsville	TX	315,000	3,688,676	594,778	—	315,000	4,283,454	(664,566)	1947	2006	40 years
Terry Haven Nursing and Rehab	(a	)	(3)	Mount Vernon	TX	180,000	1,970,861	—	—	180,000	1,970,861	(386,090)	2004	2006	40 years
Deseret at Mansfield	(b	)	(3)	Mansfield	OH	146,000	2,689,968	15,748	—	146,000	2,705,716	(450,288)	1980	2006	40 years
Clarkston Care Center	(a	)	(3)	Clarkston	WA	161,633	7,038,367	5,514,068	—	161,633	12,552,435	(1,629,385)	1970	2006	40 years
Highland Terrace Nursing Center	(a	)	(3)	Camas	WA	592,776	3,921,159	6,257,608	—	592,776	10,178,767	(1,202,776)	1970	2006	40 years
Richland Rehabilitation Center	(a	)	(3)	Richland	WA	693,000	9,307,000	145,819	—	693,000	9,452,819	(1,562,767)	2004	2006	40 years
Evergreen Milton-Freewater Center	(a	)	(2)	Milton Freewater	OR	700,000	5,403,570	—	—	700,000	5,403,570	(971,800)	1965	2006	40 years
Douglas Rehab and Care Center	(a	)	(3)	Matoon	IL	250,000	2,390,779	1,248,778	(13,246)	250,000	3,626,311	(456,150)	1963	2006	40 years
Hillside Living Center	(a	)	(3)	Yorkville	IL	560,000	3,073,603	1	(3,168)	560,000	3,070,436	(597,477)	1963	2006	40 years
Arbor View Nursing / Rehab Center	(a	)		Zion	IL	147,000	5,235,290	130,209	(5,512,500)	—	(1)	—	1970	2006	40 years
Ashford Hall	(a	)	(3)	Irving	TX	1,746,000	11,418,567	113,706	(142,702)	1,746,000	11,389,571	(1,963,546)	1964	2006	40 years
Belmont Nursing and Rehab Center	(a	)	(3)	Madison	WI	480,000	1,861,061	6,207	—	480,000	1,867,268	(396,012)	1974	2006	40 years
Blue Ash Nursing and Rehab Center	(a	)	(3)	Cincinnati	OH	125,000	6,278,450	447,530	(90,000)	123,200	6,637,780	(1,353,591)	1969	2006	40 years
West Chester Nursing/Rehab Center	(a	)		West Chester	OH	375,000	5,663,460	368,689	(3,554,657)	94,855	2,757,637	(1,107,494)	1965	2006	40 years
Wilmington Nursing/Rehab Center	(a	)	(3)	Willmington	OH	125,000	6,078,450	472,388	—	125,000	6,550,838	(1,312,900)	1951	2006	40 years
Extended Care Hospital of Riverside	(a	)	(2)	Riverside	CA	1,091,000	5,646,826	—	(26,375)	1,091,000	5,620,451	(1,469,592)	1967	2006	40 years
Heritage Manor	(a	)	(2)	Monterey Park	CA	1,585,508	9,274,154	—	(23,200)	1,585,508	9,250,954	(2,143,023)	1965	2006	40 years
French Park Care Center	(a	)	(2)	Santa Ana	CA	1,076,447	5,983,614	596,442	—	1,076,447	6,580,056	(1,133,944)	1967	2006	40 years
North Valley Nursing Center	(a	)	(2)	Tujunga	CA	613,800	5,031,473	—	(25,382)	613,800	5,006,091	(1,035,817)	1967	2006	40 years
Villa Rancho Bernardo Care Center	(a	)	(2)	San Diego	CA	1,425,347	9,652,911	65,349	(57,067)	1,425,347	9,661,193	(1,729,787)	1994	2006	40 years
Austin Nursing Center	(a	)	(3)	Austin	TX	1,501,040	4,504,643	1,725,687	—	1,501,040	6,230,330	(753,699)	2007	2007	40 years
Dove Hill Care Center and Villas	(a	)	(3)	Hamilton	TX	58,397	5,781,296	—	—	58,397	5,781,296	(865,917)	1998	2007	40 years
Brighten at Medford	(a	)		Medford	MA	2,365,610	6,612,915	291,913	(9,270,437)	—	1	—	1978	2007	40 years
Brighten at Ambler	(a	)	(3)	Ambler	PA	370,010	5,111,673	(652,999)	—	370,010	4,458,674	(693,396)	1963	2007	40 years
Brighten at Broomall	(a	)	(3)	Broomall	PA	607,870	3,930,013	590,503	—	607,870	4,520,516	(777,066)	1955	2007	40 years
Brighten at Bryn Mawr	(a	)	(3)	Bryn Mawr	PA	708,300	6,352,474	1,468,774	—	708,300	7,821,248	(1,171,986)	1972	2007	40 years
Brighten at Julia Ribaudo	(a	)	(3)	Lake Ariel	PA	369,050	7,559,765	730,412	—	369,050	8,290,177	(1,339,352)	1980	2007	40 years
Good Samaritan Nursing Home	(a	)	(3)	Avon	OH	393,813	8,856,210	108,495	—	393,813	8,964,705	(1,575,023)	1964	2007	40 years
Belleville Illinois	(a	)	(3)	Belleville	IL	670,481	3,431,286	—	—	670,481	3,431,286	(522,068)	1978	2007	40 years
Homestead Various Leases (b)	(a	)	(3)		TX	345,197	4,352,982	5,504	—	345,197	4,358,486	(673,347)		2007	40 years
Byrd Haven Nursing Home	(a	)	(3)	Searcy	AR	772,501	2,413,388	131,823	(1,897,763)	49,279	1,370,670	(419,949)	1961	2008	40 years
Evergreen Arvin Healthcare	(a	)	(2)	Arvin	CA	900,000	4,764,928	783,736	—	1,028,705	5,419,959	(692,938)	1984	2008	40 years
Evergreen Bakersfield Healthcare	(a	)	(2)	Bakersfield	CA	1,000,000	12,154,112	1,820,236	—	1,153,135	13,821,213	(1,593,216)	1987	2008	40 years
Evergreen Lakeport Healthcare	(a	)	(2)	Lakeport	CA	1,100,000	5,237,033	876,918	—	1,256,514	5,957,437	(778,985)	1987	2008	40 years
New Hope Care Center	(a	)	(2)	Tracy	CA	1,900,000	10,293,920	1,687,692	—	2,172,271	11,709,341	(1,374,418)	1987	2008	40 years
Olive Ridge Care Center	(a	)	(2)	Oroville	CA	800,000	8,609,470	2,138,439	—	925,065	10,622,844	(1,246,297)	1987	2008	40 years
Twin Oaks Health & Rehab	(a	)	(2)	Chico	CA	1,300,000	8,397,558	1,341,477	—	1,488,063	9,550,972	(1,225,410)	1988	2008	40 years
Evergreen Health & Rehab	(a	)	(2)	LaGrande	OR	1,400,000	808,374	295,533	—	1,587,353	916,554	(149,521)	1975	2008	40 years
Evergreen Bremerton Health & Rehab	(a	)		Bremerton	WA	650,000	1,366,315	0	(2,016,315)	—	—	—	1969	2008	40 years
Four Fountains	(a	)	(3)	Belleville	IL	989,489	5,007,411	—	—	989,489	5,007,411	(578,259)	1972	2008	40 years
Brookside Health & Rehab	(a	)	(3)	Little Rock	AR	750,690	4,421,289	1,613,473	—	750,690	6,034,762	(734,788)	1969	2008	40 years
Skilcare Nursing Center	(a	)	(3)	Jonesboro	AR	417,050	7,007,007	148,119	—	417,050	7,155,126	(898,122)	1973	2008	40 years
Stoneybrook Health & Rehab Center	(a	)	(3)	Benton	AR	250,231	3,170,134	312,823	—	250,230	3,482,958	(441,799)	1968	2008	40 years
Trumann Health & Rehab	(a	)	(3)	Trumann	AR	166,821	3,587,185	103,952	—	166,820	3,691,138	(453,532)	1971	2008	40 years
Deseret at McPherson	(a	)	(2)	McPherson	KS	92,000	1,874,920	—	—	92,000	1,874,920	(225,292)	1970	2008	40 years
Mission Nursing Center	(a	)	(3)	Riverside	CA	230,000	1,209,976	—	—	230,000	1,209,976	(149,498)	1957	2008	40 years
New Byrd Haven Nursing Home	(a	)	(3)	Searcy	AR	—	10,213,112	629,701	—	629,701	10,213,112	(1,177,199)	2009	2009	40 years
Evergreen Health & Rehab of Petaluma	(a	)	(2)	Petaluma	CA	748,668	2,459,910	—	—	748,668	2,459,910	(363,728)	1969	2009	40 years
Evergreen Mountain View Health & Rehab	(a	)	(2)	Carson City	NV	3,454,723	5,942,468	—	—	3,454,723	5,942,468	(631,450)	1977	2009	40 years
Little Rock Health and Rehab	(a	)		Little Rock	AR	471,169	4,778,831	7,612,989	(12,862,989)	—	—	—	1971	2009	40 years
Hidden Acres Health Care	(a	)	(3)	Mount Pleasant	TN	67,413	3,312,587	—	—	67,413	3,312,587	(227,391)	1979	2010	40 years
Community Care and Rehab	(a	)	(1)	Riverside	CA	1,648,067	9,851,932	—	—	1,648,067	9,851,932	(710,856)	1965	2010	40 years
Heritage Gardens of Portageville	(a	)	(4)	Portageville	MO	223,658	3,088,802	—	—	223,658	3,088,802	(195,580)	1995	2010	40 years
Heritage Gardens of Greenville	(a	)	(4)	Greenville	MO	118,925	2,218,776	—	—	118,925	2,218,776	(143,730)	1990	2010	40 years
Heritage Gardens of Senath	(a	)	(4)	Senath	MO	108,843	2,773,194	265,743	—	108,843	3,038,937	(195,911)	1980	2010	40 years
Heritage Gardens of Senath South	(a	)	(4)	Senath	MO	72,805	1,854,998	—	—	72,805	1,854,998	(122,326)	1980	2010	40 years
The Carrington	(a	)	(3)	Lynchburg	VA	705,888	4,294,112	—	—	705,888	4,294,112	(248,419)	1994	2010	40 years
Arma Care Center	(a	)	(2)	Arma	KS	57,452	2,897,772	—	—	57,452	2,897,772	(171,754)	1970	2010	40 years
Yates Center Nursing and Rehab	(a	)	(2)	Yates	KS	54,340	2,990,435	—	—	54,340	2,990,435	(176,388)	1967	2010	40 years
Great Bend Health & Rehab Center	(a	)	(3)	Great Bend	KS	111,482	4,588,518	299,535	—	111,482	4,888,053	(349,923)	1965	2010	40 years
Maplewood at Norwalk	(b	)	(3)	Norwalk	CT	1,589,950	1,010,050	15,792,103	—	1,589,950	16,802,153	(83,716)	1983	2010	40 years
Carrizo Springs Nursing & Rehab	(a	)	(3)	Carrizo Springs	TX	45,317	1,954,683	—	—	45,317	1,954,683	(126,306)	1965	2010	40 years
Maplewood at Orange	(b	)	(2)	Orange	CT	1,133,533	11,155,287	2,131,478	—	1,133,533	13,286,765	(729,962)	1999	2010	40 years
Wellington Leasehold	(a	)	(3)	Wellington	KS	—	—	2,000,000	—	—	2,000,000	(121,575)	1957	2010	21 years
St. James Nursing & Rehab	(a	)	(3)	Carrabelle	FL	1,144,155	8,855,845	—	—	1,144,155	8,855,845	(501,574)	2009	2011	40 years
University Manor	(a	)	(3)	Cleveland	OH	886,425	8,694,575	—	—	886,425	8,694,575	(428,928)	1982	2011	40 years
Grand Rapids Care Center	(a	)	(3)	Grand Rapids	OH	288,249	1,516,629	—	—	288,249	1,516,629	(75,009)	1993	2011	40 years
Bellevue Care Center	(a	)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(158,585)	1988	2011	40 years
Orchard Grove Assisted Living	(b	)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(158,585)	1998	2011	40 years
Woodland Manor Nursing and Rehabilitation	(a	)	(5)	Conroe	TX	576,518	2,090,586	280,458	—	576,518	2,371,044	(133,274)	1975	2011	40 years
Fredericksburg Nursing and Rehabilitation	(a	)	(5)	Fredericksburg	TX	326,731	3,046,370	—	—	326,731	3,046,370	(146,543)	1970	2011	40 years
Jasper Nursing and Rehabilitation	(a	)	(5)	Jasper	TX	113,083	2,554,020	28,500	—	113,083	2,582,520	(116,740)	1972	2011	40 years
Legacy Park Community Living Center	(a	)	(4)	Peabody	KS	33,420	1,266,580	—	—	33,420	1,266,580	(64,381)	1963	2011	40 years
Lakewood Senior Living of Pratt	(a	)	(3)	Pratt	KS	18,503	502,901	312,315	—	18,503	815,216	(33,659)	1964	2011	40 years
Lakewood Senior Living of Seville	(a	)	(3)	Wichita	KS	93,731	896,938	150,903	—	93,731	1,047,841	(56,025)	1977	2011	40 years
Lakewood Senior Living of Haviland	(a	)	(3)	Haviland	KS	112,480	648,771	16,293	—	112,480	665,064	(39,040)	1971	2011	40 years
Oak Manor Nursing and Rehabilitation	(a	)	(5)	Commerce	TX	224,899	1,867,793	443,861	—	224,899	2,311,654	(111,312)	1963	2011	40 years
Loma Linda Healthcare	(a	)	(3)	Moberly	MO	913,017	4,556,983	—	—	913,017	4,556,983	(222,847)	1987	2011	40 years
Maplewood at Newtown	(b	)	(3)	Newtown	CT	4,941,584	7,058,416	3,332,745	—	6,314,004	9,018,741	(439,668)	2000	2011	40 years
Chatham Acres Nursing Home	(a	)	(3)	Chatham	PA	203,431	1,996,569	2,499,534	—	203,431	4,496,103	(105,016)	1873	2011	40 years
Transitions Healthcare Gettysburg	(a	)	(3)	Gettysburg	PA	241,994	5,858,005	347,001	—	241,994	6,205,006	(245,949)	1950	2011	40 years
Maplewood at Darien	(b	)	(3)	Darien	CT	2,430,458	3,069,542	12,368,599	—	2,430,458	15,438,141	(158,177)	2012	2011	40 years
Crawford Manor	(a	)	(3)	Cleveland	OH	119,877	3,080,123	—	—	119,877	3,080,123	(109,649)	1994	2011	40 years
Aviv Asset Management	(d	)		Chicago	IL	—	—	991,040	—	—	991,040	(236,577)
Aviv Healthcare Properties LP			-2	Chicago	IL	—	—	53,750	—	—	53,750	—
Skagit Aviv	(e	)	(3)	Mt. Vernon	WA	—	—	422,205	(422,205)	—	—	—			40 years
Chatham Acres	(e	)	(3)	Chatham	PA	—	—	—	—	—	—	—	1873	2011	40 years
Amberwood Manor Nursing Home Rehabilitation	(a	)	(3)	New Philadelphia	PA	450,642	3,264,346	—	—	450,642	3,264,346	(101,044)	1962	2011	40 years
Caring Heights Community Care & Rehabilitation Center	(a	)	(3)	Coroapolis	PA	1,546,079	10,018,012	—	—	1,546,079	10,018,012	(311,362)	1983	2011	40 years
Dunmore Healthcare Group	(a	)	(3)	Dunmore	PA	398,110	6,812,777	—	—	398,110	6,812,777	(213,709)	2002	2011	40 years
Eagle Creek Healthcare Group	(a	)	(3)	West Union	OH	1,055,733	5,774,130	—	—	1,055,733	5,774,130	(180,081)	1981	2011	40 years
Edison Manor Nursing & Rehabilitation	(a	)	(3)	New Castle	PA	393,475	8,246,253	—	—	393,475	8,246,253	(259,686)	1982	2011	40 years
Indian Hills Health & Rehabilitation Center	(a	)	(3)	Euclid	OH	852,677	8,425,268	—	—	852,677	8,425,268	(261,573)	1989	2011	40 years
Milcrest Nursing Center	(a	)	(3)	Marysville	OH	735,942	2,169,369	—	—	735,942	2,169,369	(69,107)	1968	2011	40 years
Scranton Healthcare Center	(a	)	(5)	Scranton	PA	1,120,202	5,536,985	—	—	1,120,202	5,536,985	(169,217)	2002	2011	40 years
Deseret Nursing & Rehabilitation at Colby	(a	)	(5)	Colby	KS	569,437	2,798,928	—	—	569,437	2,798,928	(85,013)	1974	2011	40 years
Deseret Nursing & Rehabilitation at Kensington	(a	)	(5)	Kensington	KS	279,893	1,418,766	—	—	279,893	1,418,766	(45,603)	1967	2011	40 years
Deseret Nursing & Rehabilitation at Onaga	(a	)	(5)	Onaga	KS	86,863	2,866,488	—	—	86,863	2,866,488	(86,984)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Oswego	(a	)	(5)	Oswego	KS	183,378	839,678	—	—	183,378	839,678	(27,869)	1960	2011	40 years
Deseret Nursing & Rehabilitation at Smith Center	(a	)	(5)	Smith Center	KS	106,166	1,650,402	—	—	106,166	1,650,402	(51,515)	1960	2011	40 years
Burford Manor	(a	)	(3)	Davis	OK	80,000	3,220,000	—	—	80,000	3,220,000	(100,042)	1969	2011	40 years
Care Meridian Cowan Heights	(h	)	(5)	Santa Ana	CA	219,887	1,129,422	—	—	219,887	1,129,422	(37,231)	1989	2011	40 years
Care Meridian Escondido	(h	)	(5)	Escondido	CA	169,913	1,139,416	—	—	169,913	1,139,416	(38,230)	1990	2011	40 years
Care Meridian Fresno-Marks	(h	)	(5)	Fresno	CA	269,862	1,709,125	—	—	269,862	1,709,125	(54,722)	1990	2011	40 years
Care Meridian La Habra Heights	(h	)	(5)	La Habra	CA	199,898	1,339,314	—	—	199,898	1,339,314	(43,228)	1990	2011	40 years
Care Meridian Sacramento	(h	)	(5)	Elk Grove	CA	219,887	1,649,155	—	—	219,887	1,649,155	(53,223)	1992	2011	40 years
Care Meridian Oxnard	(h	)	(5)	Oxnard	CA	99,949	1,219,375	—	—	99,949	1,219,375	(40,229)	1994	2011	40 years
Care Meridian Santiago Canyon	(h	)	(5)	Silverado	CA	549,718	1,039,468	—	—	549,718	1,039,468	(37,981)	1999	2011	40 years
Care Meridian Marin	(h	)	(5)	Fairfax	CA	319,836	2,148,899	—	—	319,836	2,148,899	(65,717)	2000	2011	40 years
Care Meridian Gilroy	(h	)	(5)	Gilroy	CA	1,089,442	1,759,099	—	—	1,089,442	1,759,099	(55,972)	2000	2011	40 years
Care Meridian Artesia	(h	)	(5)	Artesia	CA	179,908	1,389,288	—	—	179,908	1,389,288	(44,477)	2002	2011	40 years
Care Meridian Las Vegas	(a	)	(5)	Las Vegas	NV	759,611	7,776,017	—	—	759,611	7,776,017	(229,632)	2004	2011	40 years
Sandalwood Healthcare	(a	)	(3)	Little Rock	AR	1,040,000	3,710,000	697,485	—	1,040,000	4,407,485	(129,404)	1996	2011	40 years
Bath Creek			(3)	Cuyahoga Falls	OH	—	—	—	—	—	—	—	2013	2012	40 years
Astoria Health and Rehab	(a	)	(5)	Germantown	OH	330,000	2,170,000	270,551	—	330,000	2,440,551	(59,462)	1996	2012	40 years
Gardnerville Health and Rehab	(a	)	(3)	Gardnerville	NV	1,237,736	3,562,264	—	—	1,237,736	3,562,264	(86,792)	2000	2012	40 years
North Platte Care Centre	(a	)/(b)	(3)	North Platte	NE	236,520	2,128,680	46,884	—	236,520	2,175,564	(70,305)	1984	2012	40 years
Fair Oaks Care Centre	(b	)	(3)	Shenandoah	IA	68,121	401,679	—	—	68,121	401,679	(9,719)	1997	2012	40 years
Crest Haven Care Centre	(a	)	(3)	Creston	IA	72,333	1,466,667	57,681	—	72,333	1,524,348	(36,983)	1964	2012	40 years
Premier Estates Rock Rapids	(b	)	(3)	Rock Rapids	IA	82,782	2,282,418	—	—	82,782	2,282,418	(53,907)	1998	2012	40 years
Rock Rapids Care Centre	(a	)	(3)	Rock Rapids	IA	113,270	2,349,130	151,239	—	113,270	2,500,369	(56,421)	1976	2012	40 years
Elmwood Care Centre	(a	)/(b)	(3)	Onawa	IA	227,383	1,732,817	180,025	—	227,383	1,912,842	(50,232)	1961	2012	40 years
Sunny Knoll Care Centre	(a	)	(3)	Rockwell City	IA	62,483	2,092,116	(0)	—	62,483	2,092,116	(49,915)	1966	2012	40 years
New Hampton Care Centre	(a	)	(3)	New Hampton	IA	144,180	2,739,420	31,015	—	144,180	2,770,435	(69,998)	1967	2012	40 years
Monte Siesta	(a	)	(4)	Austin	TX	770,000	5,230,000	—	—	770,000	5,230,000	(121,323)	1964	2012	40 years
Silver Pines	(a	)	(4)	Bastrop	TX	480,000	3,120,000	—	—	480,000	3,120,000	(88,384)	1987	2012	40 years
Spring Creek	(a	)	(4)	Beaumont	TX	300,000	700,000	—	—	300,000	700,000	(18,770)	1969	2012	40 years
Riverview	(a	)	(4)	Boerne	TX	780,000	3,470,000	—	—	780,000	3,470,000	(96,046)	1994	2012	40 years
Bluebonnet	(a	)	(4)	Karnes City	TX	420,000	3,130,000	—	—	420,000	3,130,000	(92,930)	1994	2012	40 years
Cottonwood	(a	)	(4)	Denton	TX	240,000	2,060,000	—	—	240,000	2,060,000	(49,789)	1969	2012	40 years
Regency Manor	(a	)	(4)	Floresville	TX	780,000	6,120,000	—	—	780,000	6,120,000	(157,503)	1995	2012	40 years
DeLeon	(a	)	(4)	DeLeon	TX	200,000	2,800,000	—	—	200,000	2,800,000	(68,241)	1974	2012	40 years
Spring Oaks	(a	)	(4)	Lampasas	TX	360,000	4,640,000	—	—	360,000	4,640,000	(117,091)	1990	2012	40 years
Lynwood	(a	)	(4)	Levelland	TX	300,000	3,800,000	—	—	300,000	3,800,000	(109,087)	1990	2012	40 years
Sienna	(a	)	(4)	Odessa	TX	350,000	8,050,000	—	—	350,000	8,050,000	(169,601)	1974	2012	40 years
Deerings	(a	)	(4)	Odessa	TX	280,000	8,420,000	35,029	—	280,000	8,455,029	(179,140)	1975	2012	40 years
Terrace West	(a	)	(4)	Midland	TX	440,000	5,860,000	—	—	440,000	5,860,000	(139,107)	1975	2012	40 years
Lake Lodge	(a	)	(4)	Lake Worth	TX	650,000	4,610,000	—	—	650,000	4,610,000	(114,016)	1977	2012	40 years
Nolan	(a	)	(4)	Sweetwater	TX	190,000	4,210,000	—	—	190,000	4,210,000	(118,415)	2010	2012	40 years
Langdon Hall	(b	)	(5)	Bradenton	FL	390,000	4,546,000	60,125	—	390,000	4,606,125	(97,833)	1985	2012	40 years
Mount Washington Residence	(b	)	(5)	Eau Claire	WI	1,040,000	1,460,000	133,120	—	1,040,000	1,593,120	(34,575)	1930	2012	40 years
Maplewood at Danbury	(b	)	(1)	Danbury	CT	1,918,801	14,081,199	—	—	1,918,801	14,081,199	(228,086)	1968	2012	40 years
Rivercrest Specialty Hospital	(i	)	(3)	Mishawaka	IN	328,000	8,072,000	—	—	328,000	8,072,000	(109,865)	1991	2012	40 years
Safe Haven Hospital and Care Center	(a	)	(3)	Pocatello	ID	470,000	5,530,000	163,871	—	470,000	5,693,871	(64,724)	1970	2012	40 years
Care Meridian Pleasanton	(h	)	(3)	Pleasanton	CA	410,647	751,184	970,201	—	410,647	1,721,385	(7,512)	2012	2012	40 years
Highlands Nursing and Rehabilitation Center	(a	)	(3)	Louisville	KY	440,893	9,484,107	—	—	440,893	9,484,107	(75,810)	1977	2012	40 years
Seven Oaks Nursing & Rehabilitation	(a	)	(4)	Glendale	WI	1,620,000	5,980,000	—	—	1,620,000	5,980,000	(28,792)	1994	2012	40 years
Inola Health Care Center	(a	)	(3)	Inola	OK	520,000	2,480,000	—	—	520,000	2,480,000	—	1990	2012	40 years
Avondale Cottage of Pryor	(b	)	(3)	Pryor	OK	100,000	400,000	—	—	100,000	400,000	—	2000	2012	40 years
Nesbit Living and Recovery Center	(a	)	(4)	Seguin	TX	600,000	4,400,000	—	—	600,000	4,400,000	(12,917)	1958	2012	40 years
Care Meridian Granite Bay	(h	)	(3)	Granite Bay	CA	540,000	435,000	—	—	540,000	435,000	—	1978	2012	40 years
The Woodlands at Robinson	(a	)	(3)	Ravenna	OH	660,000	6,940,000	—	—	660,000	6,940,000	—	2000	2012	40 years
The Harbor House of Ocala	(b	)	(4)	Dunnellon, FL	FL	690,000	3,510,000	—	—	690,000	3,510,000	(9,375)	1993	2012	40 years
The Harmony House at Ocala	(b	)	(4)	Ocala, FL	FL	500,000	2,800,000	—	—	500,000	2,800,000	(7,084)	1984	2012	40 years
The Haven House at Ocala	(b	)	(4)	Dunnellon, FL	FL	490,000	2,610,000	—	—	490,000	2,610,000	(6,625)	1991	2012	40 years
Seaside Manor Ormond Beach	(b	)	(4)	Ormond Beach, FL	FL	630,000	2,870,000	—	—	630,000	2,870,000	(8,104)	1996	2012	40 years
Eagle Lake Nursing and Rehabilitation	(e	)	(3)	Eagle Lake	TX	92,561	—	598,944	—	92,561	598,944	—	2013	2012	40 years

						$124,030,596	$917,645,734	$121,527,310	$(71,420,631)	$119,224,819	$972,558,190	$(119,371,113)

Assets under direct financing leases

Description	Type of Asset		Encumbrances	City	State	Initial Cost to Company	Accretion/ Amortization	Impairment/ Dispositions	Gross Amount Carried at December 31, 2012	Year of Construction	Date Acquired
Fountain Lake	(a	)	(2)	Hot Springs	AR	$10,418,738	$630,382	$—	$11,049,120	2007	2008

						$10,418,738	$630,382	$—	$11,049,120

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Developmental asset
(f)	Includes six properties all located in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2012 is $812,833,004 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)
(i)	Long Term Acute Care

Encumbrances:
(1)	Standalone first mortgage
(2)	Primary GE Credit Facility
(3)	Unencumbered
(4)	BAML Revolving Credit Facility
(5)	GE Acquisition Line

	For the Years Ended December 31,
	2012	2011	2010
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$919,383,767	$703,049,477	$636,409,268
Additions during period:
Acquisitions	184,325,392	186,078,338	63,005,000
Development of rental properties and capital expenditures	42,447,824	36,686,682	7,815,209
Dispositions:
Sale of assets	(32,207,992)	(339,009)	(4,084,000)
Impairment(i)	(11,116,862)	(6,091,721)	(96,000)

Balance at end of period	$1,102,832,129	$919,383,767	$703,049,477

Accumulated depreciation:
Balance at beginning of period	$96,796,028	$75,948,944	$58,673,377
Additions during period:
Depreciation expense	26,809,645	20,847,084	17,853,799
Dispositions:
Sale of assets	(4,234,560)	—	(578,232)

Balance at end of period	$119,371,113	$96,796,028	$75,948,944

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.

Condensed Consolidating Information (Aviv Healthcare Properties Limited Partnership and Subsidiaries)	12 Months Ended
Dec. 31, 2012
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Consolidating Information

17. Condensed Consolidating Information

The REIT and certain of the Partnership’s direct and indirect wholly owned subsidiaries (the Subsidiary Guarantors and Subordinated Subsidiary Guarantors) fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the Senior Notes issued in February 2011 and April 2011. These Senior Notes were issued by Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers). Separate financial statements of the guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by and the operations of the respective guarantor and non-guarantor subsidiaries. Other wholly owned subsidiaries (Non- Guarantor Subsidiaries) that were not included among the Subsidiary Guarantors or Subordinated Subsidiary Guarantors were not obligated with respect to the Senior Notes. The Non-Guarantor Subsidiaries are subject to mortgages. The following summarizes our condensed consolidating information as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010:

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$53,750	$499,605,095	$457,241,113	$26,561,058	$—	$983,461,016
Cash and cash equivalents	16,869,495	(1,859,537)	45,155	479,260	—	15,534,373
Deferred financing costs, net	8,964,976	—	5,672,918	13,371	—	14,651,265
Other	15,737,837	35,006,391	29,686,768	3,109,044	—	83,540,040
Investment in and due from related parties, net	711,027,894	(34,218,545)	(408,291,792)	(2,394,604)	(266,122,953)	—

Total assets	$752,653,952	$498,533,404	$84,354,162	$27,768,129	$(266,122,953)	$1,097,186,694

Liabilities and equity
Secured notes payable and other debt	$403,180,433	$—	$280,506,139	$21,466,843	$—	$705,153,415
Due to related parties	7,542,333	—	5,912	—	—	7,548,245
Tenant security and escrow deposits	50,000	8,589,566	9,281,684	356,922	—	18,278,172
Accounts payable and accrued expenses	13,702,409	6,686,012	3,771,942	47,451	—	24,207,814
Other liabilities	7,677,280	2,343,468	11,476,803	—	—	21,497,551

Total liabilities	432,152,455	17,619,046	305,042,480	21,871,216	—	776,685,197
Total equity	320,501,497	480,914,358	(220,688,318)	5,896,913	(266,122,953)	320,501,497

Total liabilities and equity	$752,653,952	$498,533,404	$84,354,162	$27,768,129	$(266,122,953)	$1,097,186,694

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$—	$451,926,183	$347,920,590	$22,740,966	$—	$822,587,739
Cash and cash equivalents	42,354,896	(2,635,202)	2,784	(518,751)	—	39,203,727
Deferred financing costs, net	7,777,902	—	5,335,606	28,822	—	13,142,330
Other	16,119,370	30,495,517	27,991,058	223,220	—	74,829,165
Investment in and due from related parties, net	541,083,875	(13,568,414)	(308,312,800)	(6,958,782)	(212,243,879)	—

Total assets	$607,336,043	$466,218,084	$72,937,238	$15,515,475	$(212,243,879)	$949,762,961

Liabilities and equity
Secured notes payable and other debt	$302,552,127	$—	$284,159,963	$13,761,488	$—	$600,473,578
Due to related parties	6,726,541	—	—	—	—	6,726,541
Tenant security and escrow deposits	385,000	7,821,707	7,306,929	226,281	—	15,739,917
Accounts payable and accrued expenses	9,476,684	4,802,452	3,154,007	691,024	—	18,124,167
Other liabilities	40,937,725	6,838,574	13,664,493	—	—	61,440,792

Total liabilities	360,078,077	19,462,733	308,285,392	14,678,793	—	702,504,995
Total equity	247,257,966	446,755,351	(235,348,154)	836,682	(212,243,879)	247,257,966

Total liabilities and equity	$607,336,043	$466,218,084	$72,937,238	$15,515,475	$(212,243,879)	$949,762,961

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$57,115,293	$58,125,800	$2,168,529	$—	$117,409,622
Interest on secured loans	1,490,189	1,297,414	1,845,873	—	—	4,633,476
Interest and other income	3,676	623,749	501,455	78	—	1,128,958

Total revenues	1,493,865	59,036,456	60,473,128	2,168,607	—	123,172,056

Expenses
Interest expense	30,109,091	—	20,148,411	725,225	—	50,982,727
Depreciation and amortization	—	13,895,464	12,440,173	556,174	—	26,891,811
General and administrative	6,433,853	270,160	9,757,830	44,170	—	16,506,013
Transaction costs	4,170,855	920,057	1,578,981	37,910	—	6,707,803
Loss on impairment	—	9,733,197	1,383,665	—	—	11,116,862
Reserve for uncollectible secured loan receivables	6,531,506	—	—	—	—	6,531,506
Loss on extinguishment of debt	—	—	28,244	—	—	28,244
Other expenses	—	400,353	—	—	—	400,353

Total expenses	47,245,305	25,219,231	45,337,304	1,363,479	—	119,165,319

Income before discontinued operations	(45,751,440)	33,817,225	15,135,824	805,128	—	4,006,737
Discontinued operations	—	331,589	—	4,255,103	—	4,586,692

Net (loss) income	(45,751,440)	34,148,814	15,135,824	5,060,231	—	8,593,429

Equity in income (loss) of subsidiaries	54,344,869	—	—	—	(54,344,869)	—

Net income (loss) allocable to common units	$8,593,429	$34,148,814	$15,135,824	$5,060,231	$(54,344,869)	$8,593,429

Unrealized (loss) on derivative instruments	—	—	(475,990)	—	—	(475,990)

Total comprehensive income (loss)	$8,593,429	$34,148,814	$14,659,834	$5,060,231	$(54,344,869)	$8,117,439

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$45,970,474	$43,672,450	$1,368,634	$—	$91,011,558
Interest on secured loans	2,234,012	1,044,074	1,915,058	—	—	5,193,144
Interest and other income	18,226	818,109	7,459	—	—	843,794

Total revenues	2,252,238	47,832,657	45,594,967	1,368,634	—	97,048,496

Expenses
Interest expense	20,458,737	—	17,743,684	464,434	—	38,666,855
Depreciation and amortization	—	10,858,764	9,084,911	328,087	—	20,271,762
General and administrative	4,116,570	64,430	7,237,595	3,812	—	11,422,407
Transaction costs	1,398,566	3,223,398	871,135	—	—	5,493,099
Loss on impairment	—	3,842,771	1,390,034	—	—	5,232,805
Reserve for uncollectible secured loan receivables	1,426,149	86,156	—	—	—	1,512,305
Gain on sale of assets, net	—	(1,170,991)	—	—	—	(1,170,991)
Loss on extinguishment of debt	—	—	3,806,513	—	—	3,806,513
Other expenses	—	266,902	—	—	—	266,902

Total expenses	27,400,022	17,171,430	40,133,872	796,333	—	85,501,657

Income before discontinued operations	(25,147,784)	30,661,227	5,461,095	572,301	—	11,546,839
Discontinued operations	—	(84,060)	—	(149,655)	—	(233,715)

Net (loss) income	(25,147,784)	30,577,167	5,461,095	422,646	—	11,313,124

Equity in income (loss) of subsidiaries	36,460,908	—	—	—	(36,460,908)	—

Net income (loss) allocable to common units	$11,313,124	$30,577,167	$5,461,095	$422,646	$(36,460,908)	$11,313,124

Unrealized (loss) on derivative instruments	—	—	(7,391,774)	—	—	(7,391,774)

Total comprehensive income (loss)	$11,313,124	$30,577,167	$(1,930,679)	$422,646	$(36,460,908)	$3,921,350

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$44,994,208	$38,871,951	$230,857	$—	$84,097,016
Interest on secured loans	1,384,731	1,738,619	2,048,621	—	—	5,171,971
Interest and other income	20,132	98,206	14,948	—	—	133,286

Total revenues	1,404,863	46,831,033	40,935,520	230,857	—	89,402,273

Expenses
Interest expense	305,547	860,212	22,486,033	77,961	—	23,729,753
Depreciation and amortization	—	9,260,769	7,930,923	54,681	—	17,246,373
General and administrative	3,576,085	119,462	6,125,975	1,125	—	9,822,647
Transaction costs	101,007	16,504	1,459,416	1,298	—	1,578,225
Loss on impairment	—	96,000	—	—	—	96,000
Reserve for uncollectible secured loan receivables	750,000	—	—	—	—	750,000
Change in fair value of derivatives	—	—	(2,931,309)	—	—	(2,931,309)
Gain on sale of assets, net	—	(511,553)	—	—	—	(511,553)
Loss on extinguishment of debt	14,900	690,615	1,590,047	—	—	2,295,562

Total expenses	4,747,539	10,532,009	36,661,085	135,065	—	52,075,698

Income before discontinued operations	(3,342,676)	36,299,024	4,274,435	95,792	—	37,326,575
Discontinued operations	—	729,723	—	(73,578)	—	656,145

Net (loss) income	(3,342,676)	37,028,747	4,274,435	22,214	—	37,982,720

Distributions and accretion on Class E Preferred Units	(17,371,893)	—	—	—	—	(17,371,893)
Net income attributable to noncontrolling interests	(241,622)	—	—	—	—	(241,622)
Equity in income (loss) of subsidiaries	41,325,396	—	—	—	(41,325,396)	—

Net income (loss) allocable to common units	$20,369,205	$37,028,747	$4,274,435	$22,214	$(41,325,396)	$20,369,205

Unrealized (loss) on derivative instruments	—	—	4,094,432	—	—	4,094,432

Total comprehensive income (loss)	$20,369,205	$37,028,747	$8,368,867	$22,214	$(41,325,396)	$24,463,637

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(152,296,994)	$72,848,497	$129,218,491	$(5,977,504)	$—	$43,792,490
Investing activities
Purchase of real estate investments	—	(49,004,392)	(119,321,000)	(4,540,206)	—	(172,865,598)
Sale of real estate investments	—	14,867,210	330,000	16,735,771	—	31,932,981
Capital improvements	(53,750.00)	(9,563,495)	(3,940,350)	—	—	(13,557,595)
Development projects	—	(26,094,068)	-373,148	(1,508,405)	—	(27,975,621)
Secured loan receivables received from others	12,754,973	1,352,851	524,371	—	—	14,632,195
Secured loan receivables funded to others	(13,064,531)	(3,630,938)	(161,077)	—	—	(16,856,546)

Net cash provided by (used in) investing activities	(363,308)	(72,072,832)	(122,941,204)	10,687,160	—	(184,690,184)
Financing activities
Borrowings of debt	101,000,000	—	164,224,200	2,536,894	—	267,761,094
Repayment of debt	—	—	(167,878,024)	(6,248,539)	—	(174,126,563)
Payment of financing costs	(2,562,303)	—	(2,581,092)	—	—	(5,143,395)
Deferred contribution	—	—	—	—	—	—
Capital contributions	109,000,000	—	—	—	—	109,000,000
Cost of raising capital	(35,000,000.00)	—	—	—	—	(35,000,000)
Cash distributions to partners	(45,262,796)	—	—	—	—	(45,262,796)

Net cash provided by (used in) financing activities	127,174,901	—	(6,234,916)	(3,711,645)	—	117,228,340

Net decrease in cash and cash equivalents	(25,485,401)	775,665	42,371	998,011	—	(23,669,354)
Cash and cash equivalents:
Beginning of period	42,354,896	(2,635,202)	2,784	(518,751)	—	39,203,727

End of period	$16,869,495	$(1,859,537)	$45,155	$479,260	—	$15,534,373

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(293,472,178)	$132,453,026	$211,215,073	$235,096	$—	$50,431,017
Investing activities
Purchase of real estate investments	—	(121,493,813)	(59,720,388)	—	—	(181,214,201)
Sale of real estate investments	—	1,510,000	—	—	—	1,510,000
Capital improvements	—	(4,553,303)	(4,810,484)	—	—	(9,363,787)
Development projects	—	(16,015,901)	0	(5,390,246)	—	(21,406,147)
Secured loan receivables received from others	(68,778)	12,344,043	2,062,446	—	—	14,337,711
Secured loan receivables funded to others	(2,700,000)	(7,809,045)	(410,742)	—	—	(10,919,787)

Net cash provided by (used in) investing activities	(2,768,778)	(136,018,019)	(62,879,168)	(5,390,246)	—	(207,056,211)
Financing activities
Borrowings of debt	302,750,000	—	97,416,570	4,761,462	—	404,928,032
Repayment of debt	—	—	(244,727,948)	(104,549)	—	(244,832,497)
Payment of financing costs	(8,593,540)	—	(1,000,564)	(13,600)	—	(9,607,704)
Deferred contribution	35,000,000	—	—	—	—	35,000,000
Capital contributions	40,419,757	—	—	—	—	40,419,757
Cost of raising capital	—	—	—	—	—	—
Cash distributions to partners	(43,107,141)	—	—	—	—	(43,107,141)

Net cash provided by (used in) financing activities	326,469,076	—	(148,311,942)	4,643,313	—	182,800,447

Net decrease in cash and cash equivalents	30,228,120	(3,564,993)	23,963	(511,837)	—	26,175,253
Cash and cash equivalents:
Beginning of period	12,126,776	929,791	(21,179)	(6,914)	—	13,028,474

End of period	$42,354,896	$(2,635,202)	$2,784	$(518,751)	—	$39,203,727

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(70,625,627)	$43,084,127	$79,094,472	$3,127,284	$—	$54,680,256
Investing activities
Purchase of real estate investments	—	(17,680,000)	(25,704,043)	(11,500,000)	—	(54,884,043)
Sale of real estate investments	—	4,084,315	1,510	—	—	4,085,825
Payment of earn-out provision for previously acquired real estate investments	—	—	(9,600,731)	—	—	(9,600,731)
Capital improvements	—	(4,943,249)	(707,548)	—	—	(5,650,797)
Development projects	—	(1,517,996)	—	(714,337)	—	(2,232,333)
Secured loan receivables received from others	5,917,739	2,890,464	478,067	—	—	9,286,270
Secured loan receivables funded to others	(8,652,165)	(7,032,822)	(435,851)	—	—	(16,120,838)

Net cash provided by (used in) investing activities	(2,734,426)	(24,199,288)	(35,968,596)	(12,214,337)	—	(75,116,647)
Financing activities
Borrowings of debt	—	—	433,677,230	9,112,340	—	442,789,570
Repayment of debt	(12,000,000)	(19,154,359)	(451,360,566)	(7,765)	—	(482,522,690)
Payment of financing costs	(100,000)	—	(10,443,495)	(24,436)	—	(10,567,931)
Payment for swap termination	—	—	(3,380,160)	—	—	(3,380,160)
Capital contributions	223,866,121	—	—	—	—	223,866,121
Redemption of Class E Preferred Units and warrants	(92,001,451)	—	—	—		(92,001,451)
Redemption of Class F Units	—	—	(23,602,649)	—	—	(23,602,649)
Cash distributions to partners	(34,534,439)	—	(2,124,013)	—	—	(36,658,452)

Net cash provided by (used in) financing activities	85,230,231	(19,154,359)	(57,233,653)	9,080,139	—	17,922,358

Net decrease in cash and cash equivalents	11,870,178	(269,520)	(14,107,777)	(6,914)	—	(2,514,033)
Cash and cash equivalents:
Beginning of period	256,598	1,199,311	14,086,598	—	—	15,542,507

End of period	$12,126,776	$929,791	$(21,179)	$(6,914)	$—	$13,028,474

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Estimates

Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the REIT, the Partnership, the Operating Partnership, and all controlled subsidiaries. The Company considers itself to control an entity if it is the majority owner of and has voting control over such entity or the power to control a variable interest entity. The portion of the net income or loss attributed to third parties is reported as net income allocable to noncontrolling interests on the consolidated statements of operations and comprehensive income, and such parties’ portion of the net equity in such subsidiaries is reported on the consolidated balance sheets as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. The Company maintains cash and cash equivalents in United States banking institutions that exceed amounts insured by the Federal Deposit Insurance Corporation. The Company believes the risk of loss from exceeding this insured level is minimal.

Real Estate Investments

Real Estate Investments

The Company periodically assesses the carrying value of real estate investments and related intangible assets in accordance with ASC 360, Property, Plant, and Equipment (ASC 360), to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. In the event impairment in value occurs and a portion of the carrying amount of the real estate investments will not be recovered in part or in whole, a provision will be recorded to reduce the carrying basis of the real estate investments and related intangibles to their estimated fair value. The estimated fair value of the Company’s rental properties is determined by using customary industry standard methods that include discounted cash flow and/or direct capitalization analysis (Level 3) or estimated cash proceeds received upon the anticipated disposition of the asset from market comparables (Level 2). As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

As part of the impairment evaluation during 2011, three buildings were impaired for approximately $6.1 million to reflect the difference between the book value and the fair value (Level 2) including $0.9 million included in discontinued operations. As part of the impairment evaluation during 2010, a building in Hometown, Texas was impaired for $96,000 to reflect the difference between the book value and fair value (Level 2). The property was sold on December 31, 2010, with an immaterial gain subsequent to the impairment of $96,000 previously taken.

Buildings and building improvements are recorded at cost and have been assigned useful lives up to 40-year lives and are depreciated on the straight-line method. Personal property, furniture, and equipment have been assigned the shorter of the estimated useful lives up to 10 years and are depreciated on the straight-line method.

The Company may advance monies to its lessees for the purchase, generally, of furniture, fixtures, or equipment or other purposes. Required minimum lease payments due from the lessee increase to provide for the repayment of such amounts over a stated term. These advances in the instance where the depreciable life of the newly purchased asset is less than the remaining lease term are reflected as secured loan receivables on the consolidated balance sheets, and the incremental lease payments are bifurcated between principal and interest over the stated term. In the instance where the depreciable life of the newly purchased assets is longer than the remaining lease term, the purchase is recorded as property when such assets are deemed to be owned by the Company. In other instances, explicit secured loans are made to lessees for working capital and other funding needs and provide for monthly principal and interest payments generally ranging from 5 to 10 years.

Purchase Accounting

Purchase Accounting

The Company allocates the purchase price of facilities between net tangible and identified intangible assets acquired and liabilities assumed as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators. The Company makes estimates of the fair value of the tangible and intangible assets and acquired liabilities using information obtained from multiple sources as a result of preacquisition due diligence, marketing, leasing activities of the Company’s operator base, industry surveys of critical valuation metrics such as capitalization rates, discount rates and leasing rates and appraisals obtained as a requirement of the Term Loan (Level 3). The Company allocates the purchase price of facilities to net tangible and identified intangible assets acquired based on their fair values in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The determination of fair value involves the use of significant judgment and estimation.

The Company determines fair values as follows:

•	Real estate investments are valued using discounted cash flow projections that assume certain future revenue and costs and consider capitalization and discount rates using current market conditions.

•	The Company allocates the purchase price of facilities to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

•	Other assets acquired and other liabilities assumed are valued at stated amounts, which approximate fair value.

•	Assumed debt balances are valued at fair value, with the computed discount/premium amortized over the remaining term of the obligation.

The Company determines the value of land either based on real estate tax assessed values in relation to the total value of the asset, internal analyses of recently acquired and existing comparable properties within the Company’s portfolio, or third party appraisals. The fair value of in-place leases, if any, reflects: (i) above and below-market leases, if any, determined by discounting the difference between the estimated current market rent and the in-place rentals, the resulting intangible asset or liability of which is amortized to rental revenue over the remaining life of the associated lease plus any fixed rate renewal periods if applicable; (ii) the estimated value of the cost to obtain operators, including operator allowances, operator improvements, and leasing commissions, which is amortized over the remaining life of the associated lease; and (iii) an estimated value of the absorption period to reflect the value of the rents and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant, which is amortized over the remaining life of the associated lease. The Company also estimates the value of operator or other customer relationships acquired by considering the nature and extent of existing business relationships with the operator, growth prospects for developing new business with such operator, such operator’s credit quality, expectations of lease renewals with such operator, and the potential for significant, additional future leasing arrangements with such operator. The Company amortizes such value, if any, over the expected term of the associated arrangements or leases, which would include the remaining lives of the related leases. The amortization is included in the consolidated statements of operations and comprehensive income in rental income. Generally, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

Prior to the Merger on September 17, 2010, Aviv Asset Management, L.L.C. (AAM) was a nonconsolidated management company to the Partnership based on the application of appropriate accounting guidance (as discussed in Footnote 12). Upon the Merger, AAM became a consolidated entity of the Company and is presented as such for all periods included herein with all periods shown at historical cost (carryover basis with no adjustments to fair value). This treatment is in accordance with ASC 805 due to the fact that AAM was under common control prior and subsequent to the Merger.

Revenue Recognition

Revenue Recognition

Rental income is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental income earned and amounts due under the lease are charged or credited, as applicable, to straight-line rent receivable, net. Income recognized from this policy is titled straight-line rental income. Additional rents from expense reimbursements for insurance, real estate taxes, and certain other expenses are recognized in the period in which the related expenses are incurred and the net impact is reflected in rental income on the consolidated statements of operations and comprehensive income.

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

During the years ended December 31, 2012 , 2011, and 2010 straight-line rental (loss) income includes a write-off (expense) of straight-line rent receivable, net of approximately $1.5 million, $7.1 million, and $3.4 million, respectively, due to the early termination of leases and replacement of operators.

Lease Accounting

Lease Accounting

The Company, as lessor, makes a determination with respect to each of its leases whether they should be accounted for as operating leases or direct financing leases. The classification criteria is based on estimates regarding the fair value of the leased facilities, minimum lease payments, effective cost of funds, the economic life of the facilities, the existence of a bargain purchase option, and certain other terms in the lease agreements. Payments received under operating leases are accounted for in the statements of operations and comprehensive income as rental income for actual rent collected plus or minus a straight-line adjustment for estimated minimum lease escalators. Assets subject to operating leases are reported as real estate investments in the consolidated balance sheets. For facilities leased as direct financing arrangements, an asset equal to the Company’s net initial investment is established on the balance sheet titled assets under direct financing leases. Payments received under the financing lease are bifurcated between interest income and principal amortization to achieve a consistent yield over the stated lease term using the interest method. Principal amortization (accretion) is reflected as an adjustment to the asset subject to a financing lease. Such accretion was approximately $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

All of the Company’s leases contain fixed or formula-based rent escalators. To the extent that the escalator increases are tied to a fixed index or rate, lease payments are accounted for on a straight-line basis over the life of the lease.

Deferred Finance Costs	Deferred Finance Costs Deferred finance costs are being amortized using the straight-line method, which approximates the interest method, over the term of the respective underlying debt agreement.
Secured Loan Receivables

Secured Loan Receivables

Secured loan receivables consist of capital improvement loans and secured loans to operators. Capital improvement loans represent the financing provided by the Company to the operator to acquire furniture, fixtures, and equipment while the operator is operating the facility. Secured loans to operators represent financing provided by the Company to operators for working capital needs. Secured loan receivables are carried at their principal amount outstanding. Management periodically evaluates outstanding secured loans and notes receivable for collectability on a loan-by-loan basis. When management identifies potential loan impairment indicators, such as nonpayment under the loan documents, impairment of the underlying collateral, financial difficulty of the operator, or other circumstances that may impair full execution of the loan documents, and management believes it is probable that all amounts will not be collected under the contractual terms of the loan, the loan is written down to the present value of the expected future cash flows. Loan impairment is monitored via a quantitative and qualitative analysis including credit quality indicators and it is reasonably possible that a change in estimate could occur in the near term. As of December 31, 2012 and 2011, respectively, secured loan receivable reserves amounted to approximately $0.3 million and $2.2 million, respectively. No other circumstances exist that would suggest that additional reserves are necessary at the balance sheet dates.

Stock-Based Compensation

Stock-Based Compensation

The Company follows ASC 718, Stock Compensation (ASC 718), which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive income based on their grant date fair values. On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. A pro- rata allocation of non-cash stock-based compensation expense is made to the Company and noncontrolling interests for awards granted under the Plan. The Plan’s non-cash stock-based compensation expense by the Company through December 31, 2012 is summarized in Footnote 9.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures (ASC 820), establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company’s interest rate swaps are valued using models developed by the respective counterparty that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy.

Cash and cash equivalents and derivative financial instruments are reflected in the accompanying consolidated balance sheets at amounts considered by management to reasonably approximate fair value. Management estimates the fair value of its long-term debt using a discounted cash flow analysis based upon the Company’s current borrowing rate for debt with similar maturities and collateral securing the indebtedness. The Company had outstanding senior notes payable and other debt obligations with a carrying value of approximately $705.2 million and $600.5 million as of December 31, 2012 and 2011, respectively. The fair values of debt as of December 31, 2012 and 2011 were $720.8 million and $597.7 million, respectively, based upon interest rates available to the Company on similar borrowings (Level 3). Management estimates the fair value of its secured loan receivables using a discounted cash flow analysis based upon the Company’s current interest rates for secured loan receivables with similar maturities and collateral securing the indebtedness. The Company had outstanding secured loan receivables with a carrying value of approximately $32.6 million and $33.0 million as of December 31, 2012 and 2011, respectively. The fair values of secured loan receivables as of December 31, 2012 and 2011 approximate their carrying value based upon interest rates available to the Company on similar borrowings.

Derivative Instruments

Derivative Instruments

In the normal course of business, a variety of financial instrument are used to manage or hedge interest rate risk. The Company has implemented ASC 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards requiring that all derivatives, including certain derivative instruments embedded in other contracts, be recorded as either an asset or liability measured at their fair value unless they qualify for a normal purchase or normal sales exception. When specific hedge accounting criteria are not met, ASC 815 requires that changes in a derivative’s fair value be recognized currently in earnings. Changes in the fair market values of the Company’s derivative instruments are recorded in the consolidated statements of operations and comprehensive income if the derivative does not qualify for or the Company does not elect to apply hedge accounting. If the derivative is deemed to be eligible for hedge accounting, such changes are reported in accumulated other comprehensive income within the consolidated statement of changes in equity, exclusive of ineffectiveness amounts, which are recognized as adjustments to net income. All of the changes in the fair market values of our derivative instruments are recorded in the consolidated statements of operations and comprehensive income for our interest rate swaps that were terminated in September 2010. In November 2010, we entered into two interest rate swaps and account for changes in fair value of such hedges through accumulated other comprehensive (loss) income in equity in our financial statements via hedge accounting. Derivative contracts are not entered into for trading or speculative purposes. Furthermore, the Company has a policy of only entering into contracts with major financial institutions based upon their credit rating and other factors. Under certain circumstances, the Company may be required to replace a counterparty in the event that the counterparty does not maintain a specified credit rating.

Income Taxes

Income Taxes

For federal income tax purposes, the Company elected, with the filing of its initial Form 1120 REIT, U.S. Income Tax Return for U.S. Real Estate Investment Trusts, to be taxed as a Real Estate Investment Trust (REIT) effective at the time of the Merger. To qualify as a REIT, the Company must meet certain organizational, income, asset and distribution tests. The Company currently is in compliance with these requirements and intends to maintain REIT status. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not elect REIT status for four subsequent years. However, the Company may still be subject to federal excise tax. In addition, the Company may be subject to certain state and local income and franchise taxes. Historically, the Company and its predecessor have generally only incurred certain state and local income and franchise taxes, but these amounts were immaterial in each of the periods presented. Prior to the Merger, the Partnership was a limited partnership and the consolidated operating results were included in the income tax returns of the individual partners. No uncertain income tax positions exist as of December 31, 2012 and 2011, respectively. The real estate investments of the Company have an income tax basis of approximately $812,833,004 and $611,116,546 (unaudited) as of December 31, 2012 and 2011, respectively.

Dividends paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share:
Ordinary income	$0.02	$0.94
Return of capital	1.23	0.24

Totals	$1.25	$1.18

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to certain risks and uncertainties affecting the healthcare industry as a result of healthcare legislation and continuing regulation by federal, state, and local governments. Additionally, the Company is subject to risks and uncertainties as a result of changes affecting operators of nursing home facilities due to the actions of governmental agencies and insurers to limit the growth in cost of healthcare services.

Discontinued Operations

Discontinued Operations

In accordance with ASC 205-20, Presentation of Financial Statements-Discontinued Operations (ASC 205-20), the results of operations to the actual or planned disposition of rental properties are reflected in the consolidated statements of operations and comprehensive income as discontinued operations for all periods presented.

March 8, 2013 Increase in Authorized Shares and Stock Split

March 8, 2013 Increase in Authorized Shares and Stock Split

On March 7, 2013, the Board of Directors and stockholders of the Company approved an increase in the number of authorized REIT shares to 300,000,000 shares of common stock and a 60.37-to-one split of issued and outstanding common stock. The increase in the authorized shares and the stock split became effective on March 8, 2013 when the Company’s charter was amended for such increase in the number of authorized REIT shares and the stock split. The common share and per common share amounts in these consolidated financial statements and notes to consolidated financial statements have been retrospectively restated to reflect the 60.37-for-one split.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the Company’s consolidated financial position or results of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The guidance in ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2011 and requires the components of net income and other comprehensive income and total comprehensive income for each period. The Company incorporated the provisions of this update to its consolidated financial statements effective January 1, 2012.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Estimates

Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. The Partnership maintains cash and cash equivalents in United States banking institutions that exceed amounts insured by the Federal Deposit Insurance Corporation. The Partnership believes the risk of loss from exceeding this insured level is minimal.

Real Estate Investments

Real Estate Investments

The Partnership periodically assesses the carrying value of real estate investments and related intangible assets in accordance with ASC 360, Property, Plant, and Equipment (ASC 360), to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. In the event impairment in value occurs and a portion of the carrying amount of the real estate investments will not be recovered in part or in whole, a provision will be recorded to reduce the carrying basis of the real estate investments and related intangibles to their estimated fair value. The estimated fair value of the Partnership’s rental properties is determined by using customary industry standard methods that include discounted cash flow and/or direct capitalization analysis (Level 3) or estimated cash proceeds received upon the anticipated disposition of the asset from market comparables (Level 2). As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

As part of the impairment evaluation during 2011, three buildings were impaired for approximately $6.1 million to reflect the difference between the book value and the fair value (Level 2) including $0.9 million included in discontinued operations. As part of the impairment evaluation during 2010, a building in Hometown, Texas was impaired for $96,000 to reflect the difference between the book value and fair value (Level 2). The property was sold on December 31, 2010, with an immaterial gain subsequent to the impairment of $96,000 previously taken.

Buildings and building improvements are recorded at cost and have been assigned useful lives up to 40-year lives and are depreciated on the straight-line method. Personal property, furniture, and equipment have been assigned the shorter of the estimated useful lives up to 10 years and are depreciated on the straight-line method.

The Partnership may advance monies to its lessees for the purchase, generally, of furniture, fixtures, or equipment or other purposes. Required minimum lease payments due from the lessee increase to provide for the repayment of such amounts over a stated term. These advances in the instance where the depreciable life of the newly purchased asset is less than the remaining lease term are reflected as secured loan receivables on the consolidated balance sheets, and the incremental lease payments are bifurcated between principal and interest over the stated term. In the instance where the depreciable life of the newly purchased assets is longer than the remaining lease term, the purchase is recorded as property when such assets are deemed to be owned by the Partnership. In other instances, explicit secured loans are made to lessees for working capital and other funding needs and provide for monthly principal and interest payments generally ranging from 5 to 10 years.

Purchase Accounting

Purchase Accounting

The Partnership allocates the purchase price of facilities between net tangible and identified intangible assets acquired and liabilities assumed as a result of the Partnership purchasing the business and subsequently leasing the business to third party operators. The Partnership makes estimates of the fair value of the tangible and intangible assets and acquired liabilities using information obtained from multiple sources as a result of preacquisition due diligence, marketing, leasing activities of the Partnership’s operator base, industry surveys of critical valuation metrics such as capitalization rates, discount rates and leasing rates and appraisals obtained as a requirement of the Term Loan (Level 3). The Partnership allocates the purchase price of facilities to net tangible and identified intangible assets acquired based on their fair values in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The determination of fair value involves the use of significant judgment and estimation.

The Partnership determines fair values as follows:

•	Real estate investments are valued using discounted cash flow projections that assume certain future revenue and costs and consider capitalization and discount rates using current market conditions.

•	The Partnership allocates the purchase price of facilities to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

•	Other assets acquired and other liabilities assumed are valued at stated amounts, which approximate fair value.

•	Assumed debt balances are valued at fair value, with the computed discount/premium amortized over the remaining term of the obligation.

The Partnership determines the value of land either based on real estate tax assessed values in relation to the total value of the asset, internal analyses of recently acquired and existing comparable properties within the Partnership’s portfolio, or third party appraisals. The fair value of in-place leases, if any, reflects: (i) above and below-market leases, if any, determined by discounting the difference between the estimated current market rent and the in-place rentals, the resulting intangible asset or liability of which is amortized to rental revenue over the remaining life of the associated lease plus any fixed rate renewal periods if applicable; (ii) the estimated value of the cost to obtain operators, including operator allowances, operator improvements, and leasing commissions, which is amortized over the remaining life of the associated lease; and (iii) an estimated value of the absorption period to reflect the value of the rents and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant, which is amortized over the remaining life of the associated lease. The Partnership also estimates the value of operator or other customer relationships acquired by considering the nature and extent of existing business relationships with the operator, growth prospects for developing new business with such operator, such operator’s credit quality, expectations of lease renewals with such operator, and the potential for significant, additional future leasing arrangements with such operator. The Partnership amortizes such value, if any, over the expected term of the associated arrangements or leases, which would include the remaining lives of the related leases. The amortization is included in the consolidated statements of operations and comprehensive income in rental income. Generally, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

Prior to the Merger on September 17, 2010, Aviv Asset Management, L.L.C. (AAM) was a nonconsolidated management company to the Partnership based on the application of appropriate accounting guidance (as discussed in Footnote 12). Upon the Merger, AAM became a consolidated entity of the Company and is presented as such for all periods included herein with all periods shown at historical cost (carryover basis with no adjustments to fair value). This treatment is in accordance with ASC 805 due to the fact that AAM was under common control prior and subsequent to the Merger.

Revenue Recognition

Revenue Recognition

Rental income is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental income earned and amounts due under the lease are charged or credited, as applicable, to straight-line rent receivable, net. Income recognized from this policy is titled straight-line rental income. Additional rents from expense reimbursements for insurance, real estate taxes, and certain other expenses are recognized in the period in which the related expenses are incurred and the net impact is reflected in rental income on the consolidated statements of operations and comprehensive income.

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

During the years ended December 31, 2012, 2011, and 2010 straight-line rental (loss) income includes a write-off (expense) of straight-line rent receivable, net of approximately $1.5 million, $7.1 million, and $3.4 million, respectively, due to the early termination of leases and replacement of operators.

Lease Accounting

Lease Accounting

The Partnership, as lessor, makes a determination with respect to each of its leases whether they should be accounted for as operating leases or direct financing leases. The classification criteria is based on estimates regarding the fair value of the leased facilities, minimum lease payments, effective cost of funds, the economic life of the facilities, the existence of a bargain purchase option, and certain other terms in the lease agreements. Payments received under operating leases are accounted for in the statements of operations and comprehensive income as rental income for actual rent collected plus or minus a straight-line adjustment for estimated minimum lease escalators. Assets subject to operating leases are reported as real estate investments in the consolidated balance sheets. For facilities leased as direct financing arrangements, an asset equal to the Partnership’s net initial investment is established on the balance sheet titled assets under direct financing leases. Payments received under the financing lease are bifurcated between interest income and principal amortization to achieve a consistent yield over the stated lease term using the interest method. Principal amortization (accretion) is reflected as an adjustment to the asset subject to a financing lease. Such accretion was approximately $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2012, 2011, and 2010, respectively.

All of the Partnership’s leases contain fixed or formula-based rent escalators. To the extent that the escalator increases are tied to a fixed index or rate, lease payments are accounted for on a straight-line basis over the life of the lease.

Deferred Finance Costs	Deferred Finance Costs Deferred finance costs are being amortized using the straight-line method, which approximates the interest method, over the term of the respective underlying debt agreement.
Secured Loan Receivables

Secured Loan Receivables

Secured loan receivables consist of capital improvement loans and secured loans to operators. Capital improvement loans represent the financing provided by the Company to the operator to acquire furniture, fixtures, and equipment while the operator is operating the facility. Secured loans to operators represent financing provided by the Company to operators for working capital needs. Secured loan receivables are carried at their principal amount outstanding. Management periodically evaluates outstanding secured loans and notes receivable for collectability on a loan-by-loan basis. When management identifies potential loan impairment indicators, such as nonpayment under the loan documents, impairment of the underlying collateral, financial difficulty of the operator, or other circumstances that may impair full execution of the loan documents, and management believes it is probable that all amounts will not be collected under the contractual terms of the loan, the loan is written down to the present value of the expected future cash flows. Loan impairment is monitored via a quantitative and qualitative analysis including credit quality indicators and it is reasonably possible that a change in estimate could occur in the near term. As of December 31, 2012 and 2011, respectively, secured loan receivable reserves amounted to approximately $0.3 million and $2.2 million, respectively. No other circumstances exist that would suggest that additional reserves are necessary at the balance sheet dates.

Stock-Based Compensation

Stock-Based Compensation

The Partnership follows ASC 718, Stock Compensation (ASC 718), which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive income based on their grant date fair values. On September 17, 2010, the Partnership adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. A pro- rata allocation of non-cash stock-based compensation expense is made to the Partnership and noncontrolling interests for awards granted under the Plan. The Plan’s non-cash stock-based compensation expense by the Partnership through December 31, 2012 is summarized in Footnote 9.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures (ASC 820), establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Partnership’s interest rate swaps are valued using models developed by the respective counterparty that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy.

Cash and cash equivalents and derivative financial instruments are reflected in the accompanying consolidated balance sheets at amounts considered by management to reasonably approximate fair value. Management estimates the fair value of its long-term debt using a discounted cash flow analysis based upon the Partnership’s current borrowing rate for debt with similar maturities and collateral securing the indebtedness. The Partnership had outstanding senior notes payable and other debt obligations with a carrying value of approximately $705.2 million and $600.5 million as of December 31, 2012 and 2011, respectively. The fair values of debt as of December 31, 2012 was $720.8 million and as of December 31, 2011 approximates its carrying value based upon interest rates available to the Partnership on similar borrowings (Level 3). Management estimates the fair value of its secured loan receivables using a discounted cash flow analysis based upon the Partnership’s current interest rates for secured loan receivables with similar maturities and collateral securing the indebtedness. The Partnership had outstanding secured loan receivables with a carrying value of approximately $32.6 million and $33.0 million as of December 31, 2012 and 2011, respectively. The fair values of secured loan receivables as of December 31, 2011 and 2010 approximate their carrying value based upon interest rates available to the Partnership on similar borrowings.

Derivative Instruments

Derivative Instruments

In the normal course of business, a variety of financial instruments are used to manage or hedge interest rate risk. The Partnership has implemented ASC 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards requiring that all derivatives, including certain derivative instruments embedded in other contracts, be recorded as either an asset or liability measured at their fair value unless they qualify for a normal purchase or normal sales exception. When specific hedge accounting criteria are not met, ASC 815 requires that changes in a derivative’s fair value be recognized currently in earnings. Changes in the fair market values of the Partnership’s derivative instruments are recorded in the consolidated statements of operations and comprehensive income if the derivative does not qualify for or the Partnership does not elect to apply hedge accounting. If the derivative is deemed to be eligible for hedge accounting, such changes are reported in accumulated other comprehensive income within the consolidated statement of changes in equity, exclusive of ineffectiveness amounts, which are recognized as adjustments to net income. All of the changes in the fair market values of our derivative instruments are recorded in the consolidated statements of operations and comprehensive income for our interest rate swaps that were terminated in September 2010. In November 2010, we entered into two interest rate swaps and account for changes in fair value of such hedges through accumulated other comprehensive (loss) income in equity in our financial statements via hedge accounting. Derivative contracts are not entered into for trading or speculative purposes. Furthermore, the Partnership has a policy of only entering into contracts with major financial institutions based upon their credit rating and other factors. Under certain circumstances, the Partnership may be required to replace a counterparty in the event that the counterparty does not maintain a specified credit rating.

Income Taxes

Income Taxes

As a limited partnership, the consolidated operating results are included in the income tax returns of the individual partners. Accordingly, the Partnership does not provide for federal income taxes. State income taxes were not significant in any of the periods presented. No uncertain income tax positions exist as of December 31, 2012 and 2011, respectively.

Risks and Uncertainties

Risks and Uncertainties

The Partnership is subject to certain risks and uncertainties affecting the healthcare industry as a result of healthcare legislation and continuing regulation by federal, state, and local governments. Additionally, the Partnership is subject to risks and uncertainties as a result of changes affecting operators of nursing home facilities due to the actions of governmental agencies and insurers to limit the growth in cost of healthcare services.

Discontinued Operations

Discontinued Operations

In accordance with ASC 205-20, Presentation of Financial Statements-Discontinued Operations (ASC 205-20), the results of operations to the actual or planned disposition of rental properties are reflected in the consolidated statements of operations and comprehensive income as discontinued operations for all periods presented.

March 8, 2013 Increase in Authorized Shares and Stock Split

March 8, 2013 Increase in Authorized Shares and Stock Split

On March 7, 2013, the Board of Directors and stockholders of the Company approved an increase in the number of authorized REIT shares to 300,000,000 shares of common stock and a 60.37-to-one split of issued and outstanding common stock. The increase in the authorized shares and the stock split became effective on March 8, 2013 when the REIT’s charter was amended for such increase in the number of authorized REIT shares and the stock split. The common share amounts in these consolidated financial statements and notes to consolidated financial statements have been retrospectively restated to reflect the 60.37-for-one split.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the Partnership’s consolidated financial position or results of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The guidance in ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2011 and requires the components of net income and other comprehensive income and total comprehensive income for each period. The Partnership incorporated the provisions of this update to its consolidated financial statements effective January 1, 2012.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Partnership, the Surviving Partnership, the Operating Partnership, and all controlled subsidiaries. The Partnership considers itself to control an entity if it is the majority owner of and has voting control over such entity or the power to control a variable interest entity. The portion of the net income or loss attributed to third parties is reported as net income allocable to noncontrolling interests on the consolidated statements of operations and comprehensive income, and such parties’ portion of the net equity in such subsidiaries is reported on the consolidated balance sheets as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Buildings Impaired to Reflect Estimated Fair Values (Level 2)

As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

Components of Rental Income

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

Dividends Paid to Common Stockholders, for Federal Income Tax Purposes

Dividends paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share:
Ordinary income	$0.02	$0.94
Return of capital	1.23	0.24

Totals	$1.25	$1.18

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Buildings Impaired to Reflect Estimated Fair Values (Level 2)

As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

Components of Rental Income

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

Rental Property Activity (Tables)	12 Months Ended
Dec. 31, 2012
Effect on Revenues and Net Income

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the years ended 2012 and 2011 as of January 1, 2011 (unaudited):

	For the Year Ended December 31,
	2012	2011
Total revenues	$132,997,084	$117,864,250
Net income	16,491,617	22,599,439

Net Purchase Price Paid

Related to the above business combinations, the Company incurred approximately $1,795,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price paid for these properties acquired in 2012 as follows using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$20,831,000
Buildings and improvements	148,307,000
Furniture, fixtures and equipment	15,188,000
Mortgages and other notes payable assumed	(11,460,000)

Borrowings and available cash	$172,866,000

Related to the above business combinations, the Partnership incurred approximately $2,824,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

Related to the above business combinations, the Partnership incurred approximately $618,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

Construction in Progress

The following summarizes the Company’s construction in progress at:

	December 31, 2012	December 31, 2011
Beginning Balance, January 1, 2012 and 2011, respectively	$28,293,083	$2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)	—
Placed in service	(41,105,831)	—

	$4,483,684	$28,293,083

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Effect on Revenues and Net Income

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the years ended 2012 and 2011 as of January 1, 2011 (unaudited):

	For the Year Ended December 31,
	2012	2011
Total revenues	$132,997,084	$117,864,250
Net income	16,491,617	22,599,439

Net Purchase Price Paid

Related to the above business combinations, the Partnership incurred approximately $1,795,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2012 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$20,831,000
Buildings and improvements	148,307,000
Furniture, fixtures and equipment	15,188,000
Mortgages and other notes payable assumed	(11,460,000)

Borrowings and available cash	$172,866,000

Related to the above business combinations, the Partnership incurred approximately $2,824,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

Related to the above business combinations, the Partnership incurred approximately $618,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

Construction in Progress

The following summarizes the Partnership’s construction in progress at:

	December 31, 2012	December 31, 2011
Beginning Balance, January 1, 2012 and 2011, respectively	$28,293,083	$2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)	—
Placed in service	(41,105,831)	—

	$4,483,684	$28,293,083

Secured Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Net Loan Receivables

The following summarizes the Company’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest Income on Secured Loans and Financing Leases

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Net Loan Receivables

The following summarizes the Partnership’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest Income on Secured Loans and Financing Leases

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

Deferred Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs

The following summarizes the Company’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	$20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	$14,651,265	$13,142,330

Estimated Annual Amortization of Deferred Finance Costs

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Finance Costs

The following summarizes the Partnership’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	14,651,265	$13,142,330

Estimated Annual Amortization of Deferred Finance Costs

The estimated annual amortization of the deferred finance costs for each of the five succeeding years and thereafter is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

Lease Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Lease Intangibles Classified as Part of Other Assets or Other Liabilities

The following summarizes the Company’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Estimated Annual Amortization Expense of Identified Intangibles

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Lease Intangibles Classified as Part of Other Assets or Other Liabilities

The following summarizes the Partnership’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Estimated Annual Amortization Expense of Identified Intangibles

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998

Senior Notes Payable and Other Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components of Senior Notes Payable and Other Debt

The Company’s senior notes payable and other debt consisted of the following:

	December 31, 2012	December 31, 2011
Senior Notes (interest rate of 7.75% on December 31, 2012 and 2011, respectively), inclusive of $3.2 million and $2.6 million net premium balance, respectively	$403,180,433	$302,552,127
Term Loan (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	192,212,350	196,943,393
Acquisition Credit Line (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	18,925,200	72,216,570
Construction loan (interest rates of 5.95% on December 31, 2012 and 2011, respectively)	—	6,073,802
2016 Revolver (interest rate 5.25% on December 31, 2012	69,368,589	—
2014 Revolver (interest rate of 6.50% on December 31, 2012 and 2011, respectively)	—	15,000,000
Acquisition loans (interest rates of 6.00% on December 31, 2012 and 2011, respectively)	7,584,974	7,687,686
HUD Loan (interest rate of 5.00% on December 31, 2012), inclusive of $2.5 million premium balance	13,881,869	—

Total	$705,153,415	$600,473,578

Future Annual Maturities of All Debt Obligations

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2012 and thereafter, are as follows:

2013	$4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653

$705,153,415

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Components of Senior Notes Payable and Other Debt

The Partnership’s senior notes payable and other debt consisted of the following:

	December 31, 2012	December 31, 2011
Senior Notes (interest rate of 7.75% on December 31, 2012 and 2011, respectively), inclusive of $3.2 million and $2.6 million net premium balance, respectively	$403,180,433	$302,552,127
Term Loan (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	192,212,350	196,943,393
Acquisition Credit Line (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	18,925,200	72,216,570
Construction loan (interest rates of 5.95% on December 31, 2012 and 2011, respectively)	—	6,073,802
2016 Revolver (interest rate 5.25% on December 31, 2012	69,368,589	—
2014 Revolver (interest rate of 6.50% on December 31, 2012 and 2011, respectively)	—	15,000,000
Acquisition loans (interest rates of 6.00% on December 31, 2012 and 2011, respectively)	7,584,974	7,687,686
HUD Loan (interest rate of 5.00% on December 31, 2012), inclusive of $2.5 million premium balance	13,881,869	—

Total	$705,153,415	$600,473,578

Future Annual Maturities of All Debt Obligations

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2012 and thereafter, are as follows:

2013	$4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653

$705,153,415

Partnership Equity and Incentive Program (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Distributions Accrued in Accordance with Declaration to Partnership's Partners

Distributions accrued in accordance with declaration to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	$9,002,269	$1,879,208	$2,541,232	$—	$—	$2,215,043	$27,954,667
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935

Summary of Weighted-Average Units Outstanding

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	13,467,223	4,523,145	2	8,050	—	2,684,900	20,019,054
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	14,495,018
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	3,944,455

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Summary of Distributions Accrued in Accordance with Declaration to Partnership's Partners

Distributions accrued in accordance with declaration to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	$9,002,269	$1,879,208	$2,541,232	$—	$—	$2,215,043	$27,954,667
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935

Summary of Weighted-Average Units Outstanding

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	13,467,223	4,523,145	2	8,050	—	2,684,900	20,019,054
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	14,495,018
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	3,944,455

Option Awards (Tables)	12 Months Ended
Dec. 31, 2012
Time Based Option Awards Activity

The following table represents the time based option awards activity for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010
Outstanding at January 1	1,417,246	1,320,050	—
Granted	701,560	97,196	1,320,050
Exercised	—	—	—
Cancelled/Forfeited	(161,973)	—	—

Outstanding at December 31	1,956,833	1,417,246	1,320,050

Options exercisable at end of period	—	—	—
Weighted average fair value of options granted	$2.20	$1.87	$1.80

Time Based Option Awards Outstanding

The following table represents the time based option awards outstanding cumulatively life-to-date for the years ended December 31, 2012, 2011, and 2010 as well as other Plan data:

	2012	2011	2010
Range of exercise prices	$16.56 - $18.87	$16.56 - $18.87	$16.56 - $17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8.30	8.71	9.72
Weighted average exercise price	$17.43	$16.75	$16.60

Schedule of Estimating Grant Date Fair Value for Options Awarded

The Company has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2012, 2011, and 2010.

	2012 Grants	2011 Grants	2010 Grants
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$18.78	$18.80	$16.60
Weighted average fair value of options granted (per option)	$2.88	$2.78	$1.80

Schedule of Stock Option Granted Roll Forward

At December 31, 2012, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.7 million.

For the year ended December 31,	Options
2013	$971,210
2014	490,052
2015	188,783
2016	33,662

Total	$1,683,707

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Time Based Option Awards Activity

The following table represents the time based option awards activity for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010
Outstanding at January 1	1,417,246	1,320,050	—
Granted	701,560	97,196	1,320,050
Exercised	—	—	—
Cancelled/Forfeited	(161,973)	—	—

Outstanding at December 31	1,956,833	1,417,246	1,320,050

Options exercisable at end of period	—	—	—
Weighted average fair value of options granted	$2.20	$1.87	$1.80

Time Based Option Awards Outstanding

The following table represents the time based option awards outstanding cumulative life-to-date for the years ended December 31, 2012, 2011 and 2010 as well as other Plan data:

	2012	2011	2010
Range of exercise prices	$16.56 – $18.87	$16.56 – $18.87	$16.56 – $17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8.30	8.71	9.72
Weighted average exercise price	$17.43	$16.75	$16.60

Schedule of Estimating Grant Date Fair Value for Options Awarded

The Partnership has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2012, 2011, and 2010.

	2012 Grants	2011 Grants	2010 Grants
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$18.78	$18.80	$16.60
Weighted average fair value of options granted (per option)	$2.88	$2.78	$1.80

Schedule of Stock Option Granted Roll Forward

At December 31, 2012, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.7 million.

For the year ended December 31,	Options
2013	$971,210
2014	490,052
2015	188,783
2016	33,662

Total	$1,683,707

Minimum Future Rentals (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Annual Rentals

At December 31, 2012, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2013	$127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011

$1,219,017,287

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Schedule of Future Minimum Annual Rentals

At December 31, 2012, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2013	$127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011

$1,219,017,287

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Unaudited Quarterly Results of Operations

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands) including the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1st Quarter(1)	2nd Quarter(2)	3rd Quarter(3)	4th Quarter(4)
Total revenues	$29,231	$31,109	$31,502	$31,330

Net income	$6,016	$3,613	$1,767	$(2,803)

Net income allocable to stockholders	$3,560	$2,255	$1,130	$(1,807)

Earnings per common share allocable to stockholders
Basic	$0.18	$0.11	$0.05	$(0.08)
Diluted	$0.18	$0.11	$0.05	$(0.08)

	Year Ended December 31, 2011
	1st Quarter(5)	2nd Quarter	3rd Quarter(6)	4th Quarter(7)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income	$1,716	$7,002	$314	$2,281

Net income allocable to stockholders	$933	$3,809	$171	$1,293

Earnings per common share allocable to stockholders
Basic	$0.08	$0.26	$0.01	$0.08
Diluted	$0.07	$0.26	$0.01	$0.08

(1)	The results include $0.7 million of impairment in the first quarter.
(2)	The results include $3.7 million of impairment in the second quarter.
(3)	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
(4)	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
(5)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
(6)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
(7)	The results include $5.2 million of impairment recognized in the fourth quarter.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Summary of Unaudited Quarterly Results of Operations

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands) including the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1 st Quarter(1)	2 nd Quarter(2)	3 rd Quarter(3)	4 th Quarter(4)
Total revenues	$29,231	$31,109	$31,502	$31,330

Net income	$6,016	$3,613	$1,767	$(2,803)

Net income allocable to common units	$6,016	$3,613	$1,767	$(2,803)

	Year Ended December 31, 2011
	1 st Quarter(5)	2 nd Quarter	3 rd Quarter(6)	4 th Quarter(7)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income	$1,716	$7,002	$314	$2,281

Net income allocable to common units	$1,716	$7,002	$314	$2,281

(1)	The results include $0.7 million of impairment in the first quarter.
(2)	The results include $3.7 million of impairment in the second quarter.
(3)	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
(4)	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
(5)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
(6)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
(7)	The results include $5.2 million of impairment recognized in the fourth quarter.

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives Due in Identical Nature

For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$ 200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$ —
Asset balance at December 31, 2011 (included in other assets)	$ —
Liability balance at December 31, 2012 (included in other liabilities)	$ (3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$ (3,297,342)

Derivative Assets and Liabilities Carried at Fair Value

The following table provides the Company’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives Due in Identical Nature

For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$—
Asset balance at December 31, 2011 (included in other assets)	$—
Liability balance at December 31, 2012 (included in other liabilities)	$(3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$(3,297,342)

Derivative Assets and Liabilities Carried at Fair Value

The following table provides the Partnership’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Unaudited Financial Information For lessees Operators

Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Daybreak Healthcare (1)
Financial position
Current assets	$60,101,714	$20,268,519
Noncurrent assets	14,836,834	33,730,570
Current liabilities	42,805,808	43,808,258
Noncurrent liabilities	35,822,405	48,613,081
(Deficit) equity	(3,749,665)	(38,422,250)
Results of operations
Revenues	$253,149,467	$243,231,294
Gross profit	12,852,928	5,338,258
Income from continuing operations	11,765,523	1,869,985
Net income	5,942,277	2,065,042

(1)	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Summary of Unaudited Financial Information For lessees Operators

Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Daybreak Healthcare (1)
Financial position
Current assets	$60,101,714	20,268,519
Noncurrent assets	14,836,834	33,730,570
Current liabilities	.42,805,808	43,808,258
Noncurrent liabilities	35,822,405	48,613,081
(Deficit) equity	(3,749,665)	(38,422,250)
Results of operations
Revenues	$253,149,467	$243,231,294
Gross profit	12,852,928	5,338,258
Income from continuing operations	.11,765,523	1,869,985
Net income	5,942,277	2,065,042

(1)	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Components of Discontinued Operations

Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2012	2011	2010
Total revenues	$269,932	$1,260,671	$1,163,559
Expenses:
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246	—	—
Loss on extinguishment of debt	(13,264)	—	—
Other (expenses) income	(66,160)	(910,941)	101,103

Total gains (expenses)	4,316,760	(1,494,386)	(507,413)

Discontinued operations	$4,586,692	$(233,715)	$656,146

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Summary of Components of Discontinued Operations

Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2012	2011	2010
Total revenues	$269,932	$1,260,671	$1,163,559
Expenses:
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246	—	—
Loss on extinguishment of debt	(13,264)	—	—
Other (expenses) income	(66,160)	(910,941)	101,103

Total gains (expenses)	4,316,760	(1,494,386)	(507,413)

Discontinued operations	$4,586,692	$(233,715)	$656,146

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earning Per Common Share

The following table shows the amounts used in computing the basic and diluted earnings per common share.

	For the Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings per share:
Income from continuing operations attributable to common stockholders	$2,395,785	$6,333,974	$3,464,817
Discontinued operations, net of noncontrolling interests	2,742,563	(128,203)	366,279

Net income attributable to common stockholders	$5,138,348	$6,205,771	$3,831,096

Denominator:
Denominator for basic earnings per share-weighted average shares	20,019,054	14,495,018	13,643,680
Effective dilutive securities:
Stock options	145,552	145,794	143,741

Denominator for diluted earnings per share—adjusted weighted average shares	20,164,606	14,640,812	13,787,421

Basic earnings per share:
Income from continuing operations attributable to common stockholders	$0.12	$0.44	$0.25
Discontinued operations, net of noncontrolling interests	0.14	(0.01)	0.03

Net income attributable to common stockholders	$0.26	$0.43	$0.28

Diluted earnings per share:
Income from continuing operations attributable to common stockholders	$0.12	$0.43	$0.25
Discontinued operations, net of noncontrolling interests	0.14	(0.01)	0.03

Net income attributable to common stockholders	$0.26	$0.42	$0.28

Condensed Consolidating Information (Tables) (Aviv Healthcare Properties Limited Partnership and Subsidiaries)	12 Months Ended
Dec. 31, 2012
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Consolidating Financial Statements

The following summarizes our condensed consolidating information as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010:

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$53,750	$499,605,095	$457,241,113	$26,561,058	$—	$983,461,016
Cash and cash equivalents	16,869,495	(1,859,537)	45,155	479,260	—	15,534,373
Deferred financing costs, net	8,964,976	—	5,672,918	13,371	—	14,651,265
Other	15,737,837	35,006,391	29,686,768	3,109,044	—	83,540,040
Investment in and due from related parties, net	711,027,894	(34,218,545)	(408,291,792)	(2,394,604)	(266,122,953)	—

Total assets	$752,653,952	$498,533,404	$84,354,162	$27,768,129	$(266,122,953)	$1,097,186,694

Liabilities and equity
Secured notes payable and other debt	$403,180,433	$—	$280,506,139	$21,466,843	$—	$705,153,415
Due to related parties	7,542,333	—	5,912	—	—	7,548,245
Tenant security and escrow deposits	50,000	8,589,566	9,281,684	356,922	—	18,278,172
Accounts payable and accrued expenses	13,702,409	6,686,012	3,771,942	47,451	—	24,207,814
Other liabilities	7,677,280	2,343,468	11,476,803	—	—	21,497,551

Total liabilities	432,152,455	17,619,046	305,042,480	21,871,216	—	776,685,197
Total equity	320,501,497	480,914,358	(220,688,318)	5,896,913	(266,122,953)	320,501,497

Total liabilities and equity	$752,653,952	$498,533,404	$84,354,162	$27,768,129	$(266,122,953)	$1,097,186,694

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$—	$451,926,183	$347,920,590	$22,740,966	$—	$822,587,739
Cash and cash equivalents	42,354,896	(2,635,202)	2,784	(518,751)	—	39,203,727
Deferred financing costs, net	7,777,902	—	5,335,606	28,822	—	13,142,330
Other	16,119,370	30,495,517	27,991,058	223,220	—	74,829,165
Investment in and due from related parties, net	541,083,875	(13,568,414)	(308,312,800)	(6,958,782)	(212,243,879)	—

Total assets	$607,336,043	$466,218,084	$72,937,238	$15,515,475	$(212,243,879)	$949,762,961

Liabilities and equity
Secured notes payable and other debt	$302,552,127	$—	$284,159,963	$13,761,488	$—	$600,473,578
Due to related parties	6,726,541	—	—	—	—	6,726,541
Tenant security and escrow deposits	385,000	7,821,707	7,306,929	226,281	—	15,739,917
Accounts payable and accrued expenses	9,476,684	4,802,452	3,154,007	691,024	—	18,124,167
Other liabilities	40,937,725	6,838,574	13,664,493	—	—	61,440,792

Total liabilities	360,078,077	19,462,733	308,285,392	14,678,793	—	702,504,995
Total equity	247,257,966	446,755,351	(235,348,154)	836,682	(212,243,879)	247,257,966

Total liabilities and equity	$607,336,043	$466,218,084	$72,937,238	$15,515,475	$(212,243,879)	$949,762,961

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$57,115,293	$58,125,800	$2,168,529	$—	$117,409,622
Interest on secured loans	1,490,189	1,297,414	1,845,873	—	—	4,633,476
Interest and other income	3,676	623,749	501,455	78	—	1,128,958

Total revenues	1,493,865	59,036,456	60,473,128	2,168,607	—	123,172,056

Expenses
Interest expense	30,109,091	—	20,148,411	725,225	—	50,982,727
Depreciation and amortization	—	13,895,464	12,440,173	556,174	—	26,891,811
General and administrative	6,433,853	270,160	9,757,830	44,170	—	16,506,013
Transaction costs	4,170,855	920,057	1,578,981	37,910	—	6,707,803
Loss on impairment	—	9,733,197	1,383,665	—	—	11,116,862
Reserve for uncollectible secured loan receivables	6,531,506	—	—	—	—	6,531,506
Loss on extinguishment of debt	—	—	28,244	—	—	28,244
Other expenses	—	400,353	—	—	—	400,353

Total expenses	47,245,305	25,219,231	45,337,304	1,363,479	—	119,165,319

Income before discontinued operations	(45,751,440)	33,817,225	15,135,824	805,128	—	4,006,737
Discontinued operations	—	331,589	—	4,255,103	—	4,586,692

Net (loss) income	(45,751,440)	34,148,814	15,135,824	5,060,231	—	8,593,429

Equity in income (loss) of subsidiaries	54,344,869	—	—	—	(54,344,869)	—

Net income (loss) allocable to common units	$8,593,429	$34,148,814	$15,135,824	$5,060,231	$(54,344,869)	$8,593,429

Unrealized (loss) on derivative instruments	—	—	(475,990)	—	—	(475,990)

Total comprehensive income (loss)	$8,593,429	$34,148,814	$14,659,834	$5,060,231	$(54,344,869)	$8,117,439

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$45,970,474	$43,672,450	$1,368,634	$—	$91,011,558
Interest on secured loans	2,234,012	1,044,074	1,915,058	—	—	5,193,144
Interest and other income	18,226	818,109	7,459	—	—	843,794

Total revenues	2,252,238	47,832,657	45,594,967	1,368,634	—	97,048,496

Expenses
Interest expense	20,458,737	—	17,743,684	464,434	—	38,666,855
Depreciation and amortization	—	10,858,764	9,084,911	328,087	—	20,271,762
General and administrative	4,116,570	64,430	7,237,595	3,812	—	11,422,407
Transaction costs	1,398,566	3,223,398	871,135	—	—	5,493,099
Loss on impairment	—	3,842,771	1,390,034	—	—	5,232,805
Reserve for uncollectible secured loan receivables	1,426,149	86,156	—	—	—	1,512,305
Gain on sale of assets, net	—	(1,170,991)	—	—	—	(1,170,991)
Loss on extinguishment of debt	—	—	3,806,513	—	—	3,806,513
Other expenses	—	266,902	—	—	—	266,902

Total expenses	27,400,022	17,171,430	40,133,872	796,333	—	85,501,657

Income before discontinued operations	(25,147,784)	30,661,227	5,461,095	572,301	—	11,546,839
Discontinued operations	—	(84,060)	—	(149,655)	—	(233,715)

Net (loss) income	(25,147,784)	30,577,167	5,461,095	422,646	—	11,313,124

Equity in income (loss) of subsidiaries	36,460,908	—	—	—	(36,460,908)	—

Net income (loss) allocable to common units	$11,313,124	$30,577,167	$5,461,095	$422,646	$(36,460,908)	$11,313,124

Unrealized (loss) on derivative instruments	—	—	(7,391,774)	—	—	(7,391,774)

Total comprehensive income (loss)	$11,313,124	$30,577,167	$(1,930,679)	$422,646	$(36,460,908)	$3,921,350

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$44,994,208	$38,871,951	$230,857	$—	$84,097,016
Interest on secured loans	1,384,731	1,738,619	2,048,621	—	—	5,171,971
Interest and other income	20,132	98,206	14,948	—	—	133,286

Total revenues	1,404,863	46,831,033	40,935,520	230,857	—	89,402,273

Expenses
Interest expense	305,547	860,212	22,486,033	77,961	—	23,729,753
Depreciation and amortization	—	9,260,769	7,930,923	54,681	—	17,246,373
General and administrative	3,576,085	119,462	6,125,975	1,125	—	9,822,647
Transaction costs	101,007	16,504	1,459,416	1,298	—	1,578,225
Loss on impairment	—	96,000	—	—	—	96,000
Reserve for uncollectible secured loan receivables	750,000	—	—	—	—	750,000
Change in fair value of derivatives	—	—	(2,931,309)	—	—	(2,931,309)
Gain on sale of assets, net	—	(511,553)	—	—	—	(511,553)
Loss on extinguishment of debt	14,900	690,615	1,590,047	—	—	2,295,562

Total expenses	4,747,539	10,532,009	36,661,085	135,065	—	52,075,698

Income before discontinued operations	(3,342,676)	36,299,024	4,274,435	95,792	—	37,326,575
Discontinued operations	—	729,723	—	(73,578)	—	656,145

Net (loss) income	(3,342,676)	37,028,747	4,274,435	22,214	—	37,982,720

Distributions and accretion on Class E Preferred Units	(17,371,893)	—	—	—	—	(17,371,893)
Net income attributable to noncontrolling interests	(241,622)	—	—	—	—	(241,622)
Equity in income (loss) of subsidiaries	41,325,396	—	—	—	(41,325,396)	—

Net income (loss) allocable to common units	$20,369,205	$37,028,747	$4,274,435	$22,214	$(41,325,396)	$20,369,205

Unrealized (loss) on derivative instruments	—	—	4,094,432	—	—	4,094,432

Total comprehensive income (loss)	$20,369,205	$37,028,747	$8,368,867	$22,214	$(41,325,396)	$24,463,637

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(152,296,994)	$72,848,497	$129,218,491	$(5,977,504)	$—	$43,792,490
Investing activities
Purchase of real estate investments	—	(49,004,392)	(119,321,000)	(4,540,206)	—	(172,865,598)
Sale of real estate investments	—	14,867,210	330,000	16,735,771	—	31,932,981
Capital improvements	(53,750.00)	(9,563,495)	(3,940,350)	—	—	(13,557,595)
Development projects	—	(26,094,068)	-373,148	(1,508,405)	—	(27,975,621)
Secured loan receivables received from others	12,754,973	1,352,851	524,371	—	—	14,632,195
Secured loan receivables funded to others	(13,064,531)	(3,630,938)	(161,077)	—	—	(16,856,546)

Net cash provided by (used in) investing activities	(363,308)	(72,072,832)	(122,941,204)	10,687,160	—	(184,690,184)
Financing activities
Borrowings of debt	101,000,000	—	164,224,200	2,536,894	—	267,761,094
Repayment of debt	—	—	(167,878,024)	(6,248,539)	—	(174,126,563)
Payment of financing costs	(2,562,303)	—	(2,581,092)	—	—	(5,143,395)
Deferred contribution	—	—	—	—	—	—
Capital contributions	109,000,000	—	—	—	—	109,000,000
Cost of raising capital	(35,000,000.00)	—	—	—	—	(35,000,000)
Cash distributions to partners	(45,262,796)	—	—	—	—	(45,262,796)

Net cash provided by (used in) financing activities	127,174,901	—	(6,234,916)	(3,711,645)	—	117,228,340

Net decrease in cash and cash equivalents	(25,485,401)	775,665	42,371	998,011	—	(23,669,354)
Cash and cash equivalents:
Beginning of period	42,354,896	(2,635,202)	2,784	(518,751)	—	39,203,727

End of period	$16,869,495	$(1,859,537)	$45,155	$479,260	—	$15,534,373

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(293,472,178)	$132,453,026	$211,215,073	$235,096	$—	$50,431,017
Investing activities
Purchase of real estate investments	—	(121,493,813)	(59,720,388)	—	—	(181,214,201)
Sale of real estate investments	—	1,510,000	—	—	—	1,510,000
Capital improvements	—	(4,553,303)	(4,810,484)	—	—	(9,363,787)
Development projects	—	(16,015,901)	0	(5,390,246)	—	(21,406,147)
Secured loan receivables received from others	(68,778)	12,344,043	2,062,446	—	—	14,337,711
Secured loan receivables funded to others	(2,700,000)	(7,809,045)	(410,742)	—	—	(10,919,787)

Net cash provided by (used in) investing activities	(2,768,778)	(136,018,019)	(62,879,168)	(5,390,246)	—	(207,056,211)
Financing activities
Borrowings of debt	302,750,000	—	97,416,570	4,761,462	—	404,928,032
Repayment of debt	—	—	(244,727,948)	(104,549)	—	(244,832,497)
Payment of financing costs	(8,593,540)	—	(1,000,564)	(13,600)	—	(9,607,704)
Deferred contribution	35,000,000	—	—	—	—	35,000,000
Capital contributions	40,419,757	—	—	—	—	40,419,757
Cost of raising capital	—	—	—	—	—	—
Cash distributions to partners	(43,107,141)	—	—	—	—	(43,107,141)

Net cash provided by (used in) financing activities	326,469,076	—	(148,311,942)	4,643,313	—	182,800,447

Net decrease in cash and cash equivalents	30,228,120	(3,564,993)	23,963	(511,837)	—	26,175,253
Cash and cash equivalents:
Beginning of period	12,126,776	929,791	(21,179)	(6,914)	—	13,028,474

End of period	$42,354,896	$(2,635,202)	$2,784	$(518,751)	—	$39,203,727

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(70,625,627)	$43,084,127	$79,094,472	$3,127,284	$—	$54,680,256
Investing activities
Purchase of real estate investments	—	(17,680,000)	(25,704,043)	(11,500,000)	—	(54,884,043)
Sale of real estate investments	—	4,084,315	1,510	—	—	4,085,825
Payment of earn-out provision for previously acquired real estate investments	—	—	(9,600,731)	—	—	(9,600,731)
Capital improvements	—	(4,943,249)	(707,548)	—	—	(5,650,797)
Development projects	—	(1,517,996)	—	(714,337)	—	(2,232,333)
Secured loan receivables received from others	5,917,739	2,890,464	478,067	—	—	9,286,270
Secured loan receivables funded to others	(8,652,165)	(7,032,822)	(435,851)	—	—	(16,120,838)

Net cash provided by (used in) investing activities	(2,734,426)	(24,199,288)	(35,968,596)	(12,214,337)	—	(75,116,647)
Financing activities
Borrowings of debt	—	—	433,677,230	9,112,340	—	442,789,570
Repayment of debt	(12,000,000)	(19,154,359)	(451,360,566)	(7,765)	—	(482,522,690)
Payment of financing costs	(100,000)	—	(10,443,495)	(24,436)	—	(10,567,931)
Payment for swap termination	—	—	(3,380,160)	—	—	(3,380,160)
Capital contributions	223,866,121	—	—	—	—	223,866,121
Redemption of Class E Preferred Units and warrants	(92,001,451)	—	—	—		(92,001,451)
Redemption of Class F Units	—	—	(23,602,649)	—	—	(23,602,649)
Cash distributions to partners	(34,534,439)	—	(2,124,013)	—	—	(36,658,452)

Net cash provided by (used in) financing activities	85,230,231	(19,154,359)	(57,233,653)	9,080,139	—	17,922,358

Net decrease in cash and cash equivalents	11,870,178	(269,520)	(14,107,777)	(6,914)	—	(2,514,033)
Cash and cash equivalents:
Beginning of period	256,598	1,199,311	14,086,598	—	—	15,542,507

End of period	$12,126,776	$929,791	$(21,179)	$(6,914)	$—	$13,028,474

Description of Operations and Formation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended					12 Months Ended		1 Months Ended				12 Months Ended
	Jan. 04, 2011	Jul. 24, 2012	Mar. 28, 2012	Jan. 23, 2012	Oct. 28, 2011	Sep. 30, 2010	Dec. 31, 2012 Property	Dec. 31, 2011	Jul. 24, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 28, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jan. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries
Consolidation And Basis Of Presentation [Line Items]
Directly or indirectly owned or leased properties across the United States							258						258
Authorized shares of common stock							120,700,000						120,700,000
Common stock, par value							$ 0.01	$ 0.01					$ 0.01
Authorized shares of preferred stock							1,000						1,000
Preferred stock, par value							$ 1,000						$ 1,000
Fund from stockholders	$ 10,000,000	$ 34,000,000	$ 40,000,000	$ 35,000,000	$ 30,000,000	$ 235,000,000			$ 34,000,000	$ 40,000,000	$ 35,000,000	$ 235,000,000		$ 75,000,000
Additional common stock issued	534,697	1,882,993	2,144,282	1,885,170	1,590,206
Common stock, shares outstanding							21,653,813	15,831,368					21,653,813
Preferred stock, outstanding							125						125
Rate of dividends on outstanding preferred stock							12.50%
Dividends on outstanding preferred stock							1,000
Annual distributions on preferred shares							$ 15,625
Ownership of Partnership							64.46%	57.00%					64.46%	57.00%
Weighted average							62.51%	54.90%					62.51%	54.90%

Buildings Impaired to Reflect Estimated Fair Values (Level 2) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	$ 11,116,862
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	11,116,862
Youngstown, AZ
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,634,701
Youngstown, AZ | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,634,701
Fall River, MA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	141,204
Fall River, MA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	141,204
Cincinnati, OH
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	90,000
Cincinnati, OH | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	90,000
West Chester, OH
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	3,414,228
West Chester, OH | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	3,414,228
Zion, IL
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,000,000
Zion, IL | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,000,000
Bremerton, WA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	150,169
Bremerton, WA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	150,169
Columbus, TX
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,421,941
Columbus, TX | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,421,941
Benton Harbor, MI
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	491,113
Benton Harbor, MI | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	491,113
Omaha, NE
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	742,383
Omaha, NE | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	742,383
Searcy, AR
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,897,763
Searcy, AR | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,897,763
Cathlamet, WA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	93,098
Cathlamet, WA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	93,098
Methuen, MA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	40,262
Methuen, MA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	$ 40,262

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 07, 2013 Subsequent Event	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Building and Building Improvements Maximum	Dec. 31, 2012 Property, Furniture, and Equipment Maximum	Dec. 31, 2012 Real Estate Investment	Dec. 31, 2011 Real Estate Investment	Dec. 31, 2011 Building	Dec. 31, 2010 Texas	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 07, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsequent Event	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Minimum	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Maximum	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Building and Building Improvements Maximum	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Property, Furniture, and Equipment Maximum	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Building	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Texas
Impairment evaluation	$ 11,116,862										$ 6,100,000	$ 96,000	$ 11,116,862								$ 6,100,000	$ 96,000
Assets of disposal group, including discontinued operation											900,000										900,000
Property, plant, and equipment, useful life							40 years	10 years											40 years	10 years
Principal and interest payments term					5 years	10 years											5 years	10 years
Write-off (expense) of deferred rent receivable	1,500,000	7,100,000	3,400,000										1,500,000	7,100,000	3,400,000
Principal amortization (accretion)	100,000	100,000	100,000										100,000	100,000	100,000
Secured loan receivable reserves	300,000	2,200,000											300,000	2,200,000
Outstanding mortgage and other notes payable obligations	705,200,000	600,500,000											705,200,000	600,500,000
Fair values of debt	720,800,000	597,700,000											720,800,000	720,800,000
Outstanding loan receivables	32,600,000	33,000,000											32,600,000	33,000,000
Number of interest rate swaps	2												2
Real estate investments									$ 812,833,004	$ 611,116,546
Common stock, shares authorized	120,700,000			300,000,000									120,700,000			300,000,000
Stock split, conversion ratio				60.37												60.37

Components of Rental Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash rental income	$ 108,266,971	$ 89,735,803	$ 77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109
Total rental income	117,409,622	91,011,558	84,097,016
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Cash rental income	108,266,971	89,735,803	77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109
Total rental income	$ 117,409,622	$ 91,011,558	$ 84,097,016

Dividends Paid to Common Stockholders For Federal Income Tax Purposes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common stock dividends per Share	$ 1.25	$ 1.18
Ordinary Income
Common stock dividends per Share	$ 0.02	$ 0.94
Return of Capital
Common stock dividends per Share	$ 1.23	$ 0.24

Rental Property Activity - Additional Information (Detail) (USD $)	12 Months Ended												1 Months Ended																								1 Months Ended						1 Months Ended				1 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Construction in Progress	Dec. 31, 2011 Construction in Progress	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction in Progress	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction in Progress	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Ohio Financing II	Oct. 31, 2012 Ohio Financing II	Jan. 31, 2012 Ohio Financing II	Apr. 30, 2011 Ohio Financing II Property	Mar. 31, 2011 Ohio Financing II	Dec. 31, 2012 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Oct. 31, 2012 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jan. 31, 2012 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2011 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Mar. 31, 2011 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Ohio Financing I	Sep. 30, 2011 Ohio Financing I	Mar. 31, 2012 Ohio Financing I Acquisition Credit Line	Mar. 31, 2012 Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2011 Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Mar. 31, 2012 Nevada Financing I	Mar. 31, 2012 Nevada Financing I Acquisition Credit Line	Mar. 31, 2012 Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Mar. 31, 2012 Iowa Financing I Property	Mar. 31, 2012 Iowa Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries TransactionTwo Property	Mar. 31, 2012 Nebraska Financing I Property	Mar. 31, 2012 Nebraska Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Mar. 31, 2012 Iowa And Nebraska Financing I	Mar. 31, 2012 Iowa And Nebraska Financing I Acquisition Credit Line	Mar. 31, 2012 Iowa And Nebraska Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Iowa And Nebraska Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Nov. 30, 2012 Texas Financing II	Apr. 30, 2011 Texas Financing II Property	Apr. 30, 2011 Texas Financing II Transaction One	Apr. 30, 2011 Texas Financing II TransactionTwo	Nov. 30, 2012 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2011 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2011 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Transaction One	Apr. 30, 2011 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries TransactionTwo	Dec. 31, 2012 Texas Financing I	Dec. 31, 2010 Texas Financing I	Dec. 31, 2012 Texas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	May 31, 2012 Texas Financing V	Apr. 30, 2012 Texas Financing V Property	Apr. 30, 2012 Texas Financing V Acquisition Credit Line	May 31, 2012 Texas Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2012 Texas Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2012 Texas Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries 2016 Revolver	Dec. 31, 2010 Texas Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2012 Florida Financing II	Mar. 31, 2011 Florida Financing II	Nov. 30, 2012 Florida Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2011 Florida Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2012 Florida Financing I Property	Apr. 30, 2012 Florida Financing I Acquisition Credit Line	Apr. 30, 2012 Florida Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2012 Florida Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Oct. 31, 2012 Wisconsin Financing II	Oct. 31, 2012 Wisconsin Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	May 31, 2012 Wisconsin Financing V Property	May 31, 2012 Wisconsin Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	May 31, 2011 Connecticut	May 31, 2011 Connecticut Aviv Healthcare Properties Limited Partnership and Subsidiaries	Aug. 31, 2011 Connecticut Financing II	May 31, 2011 Connecticut Financing II	Aug. 31, 2011 Connecticut Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	May 31, 2011 Connecticut Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2012 Connecticut Financing III	Dec. 31, 2010 Connecticut Financing III	Jun. 30, 2012 Connecticut Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Connecticut Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jul. 31, 2012 Indiana Financing II	Jul. 31, 2012 Indiana Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2012 Idaho Financing II	Aug. 31, 2012 Idaho Financing II	Nov. 30, 2012 Idaho Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Aug. 31, 2012 Idaho Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 California Financing II	Sep. 30, 2012 California Financing II	Dec. 31, 2012 California Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2012 California Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jul. 30, 2010 California Financing I Property	Jul. 30, 2010 California Financing I Acquisition Credit Line	Nov. 30, 2010 California Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Nov. 30, 2010 California Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Nov. 30, 2010 California Financing III	Nov. 30, 2010 California Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2012 Kentucky Financing V	Sep. 30, 2012 Kentucky Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Oklahoma Financing II	Dec. 31, 2012 Oklahoma Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Oklahoma Financing I	Nov. 30, 2011 Oklahoma Financing I Acquisition Credit Line	Nov. 30, 2011 Oklahoma Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Oklahoma Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	May 30, 2011 Kansas Financing II Property	Apr. 30, 2011 Kansas Financing II	May 30, 2011 Kansas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2011 Kansas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Kansas Financing I Property	Jan. 31, 2011 Kansas Financing I	Nov. 30, 2011 Kansas Financing I Acquisition Credit Line	Jan. 31, 2011 Kansas Financing I Acquisition Credit Line	Nov. 30, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Jan. 31, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Jan. 31, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Aug. 31, 2011 Pennsylvania Financing II	Mar. 31, 2011 Pennsylvania Financing II	Aug. 31, 2011 Pennsylvania Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2011 Pennsylvania Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Pennsylvania Financing I	Dec. 31, 2011 Pennsylvania Financing I Acquisition Credit Line	Nov. 30, 2011 Pennsylvania Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Pennsylvania Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	May 30, 2011 Missouri Financing II	May 30, 2011 Missouri Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Oct. 31, 2010 Missouri Financing I Property	Oct. 31, 2010 Missouri Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Nov. 30, 2011 Pennsylvania and Ohio Financing I Property	Nov. 30, 2011 Pennsylvania and Ohio Financing I Acquisition Credit Line	Nov. 30, 2011 Pennsylvania and Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Nov. 30, 2011 Pennsylvania and Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Dec. 31, 2011 California And Nevada Financing I Property	Dec. 31, 2009 California And Nevada Financing I	Apr. 30, 2009 California And Nevada Financing I Property	Dec. 31, 2011 California And Nevada Financing I Acquisition Credit Line	Dec. 31, 2011 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2009 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2009 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Apr. 30, 2012 Arkansas Financing II Property	Apr. 30, 2012 Arkansas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 Arkansas Financing I	Dec. 31, 2011 Arkansas Financing I Acquisition Credit Line	Dec. 31, 2011 Arkansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Arkansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Apr. 30, 2012 Arkansas Financing III	Apr. 30, 2012 Arkansas Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2010 Virginia Financing I	Sep. 30, 2010 Virginia Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2010 Tennessee Financing III	Jun. 30, 2010 Tennessee Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Kansas, Texas and Connecticut Financing I Property	Dec. 31, 2010 Kansas, Texas and Connecticut Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2012 Massachusetts Financing II	Apr. 30, 2012 Massachusetts Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Massachusetts Financing I	Nov. 30, 2011 Massachusetts Financing I Property	Dec. 31, 2011 Massachusetts Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Massachusetts Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Oct. 31, 2012 Washington Financing I	Oct. 31, 2012 Washington Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2010 California And Oregon Financing III Property	Mar. 31, 2010 California And Oregon Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries Property
Real Estate Properties [Line Items]
Land acquired purchase price															$ 275,000					$ 275,000																																$ 60,000			$ 60,000
Property Acquired Purchase Price													7,600,000			9,250,000	9,581,000	7,600,000			9,250,000	9,581,000	2,500,000	3,200,000		2,500,000	3,200,000		4,800,000		4,800,000						16,200,000		16,200,000		5,000,000		2,093,000	8,707,000	5,000,000		2,093,000	8,707,000	92,561		92,561		72,700,000			72,700,000			14,100,000	10,000,000	14,100,000	10,000,000	4,936,000		4,936,000		7,600,000	7,600,000	2,500,000	2,500,000	3,333,000	3,333,000	5,500,000	12,000,000	5,500,000	12,000,000	16,000,000	2,600,000	16,000,000	2,600,000	8,400,000	8,400,000		6,000,000		6,000,000	975,000	1,162,000	975,000	1,162,000					11,500,000	11,500,000	9,925,000	9,925,000	3,500,000	3,500,000	3,300,000		3,300,000		2,273,000	1,300,000	2,273,000	1,300,000	10,800,000	3,045,000			10,800,000	3,045,000			6,100,000	2,200,000	6,100,000	2,200,000	6,657,187		6,657,187		5,470,000	5,470,000	10,460,000	10,460,000	50,142,813		50,142,813		24,845,100	1,480,000	9,601,000		24,845,100	1,480,000	9,601,000				4,750,000		4,750,000				5,000,000	5,000,000			21,944,000	21,944,000									8,121,000	8,121,000
Borrowings withdrawn for acquisition	172,866,000	181,214,000	63,005,000			172,866,000	181,214,000	63,005,000																	1,750,000			1,750,000		3,339,000		3,339,000						10,360,000		10,360,000														37,500,000			37,500,000			10,200,000		10,200,000		3,455,200		3,455,200			1,750,000	1,750,000																									7,800,000	7,800,000						1,940,000		1,940,000							7,560,000	2,131,000			7,560,000	2,131,000						4,660,000		4,660,000			7,718,000	7,718,000		37,340,000		37,340,000				17,392,000				17,392,000				3,325,000		3,325,000			3,162,000	3,162,000			15,666,000	15,666,000
Number of properties acquired	258					258										3					3												7	7	1	1						3				3							15			15							1		1				1	1																					2		2												3		3		5				5														4	4	7		7		11		2		11		2		2	2											4	4				3		3			8	8
Properties sold														140,429					140,429																						200,000				200,000					96,000								96,000																									750,000		750,000						3,988,000		3,988,000																																																10,180,000	10,180,000					17,100,000	17,100,000			3,380,000	3,380,000			7,500,000	7,500,000	150,000	1,360,000	150,000	1,360,000	330,000	330,000
Net gain														1,350					1,350																						(2,000)				(2,000)																																						27,700		27,700						582,000		582,000																																																438,000	438,000					4,306,300	4,306,300							319,000	319,000	60,000	1,110,000	60,000	1,110,000	(18,300)	(18,300)
Amount financed through assumption of seller's loan for acquisition																																																																													11,460,000		11,460,000
Revenues											11,400,000	11,400,000
Net Income											6,400,000	6,400,000
Acquisition costs	1,795,000	2,824,000	618,000			1,795,000	2,824,000	618,000
Capitalized interest	1,051,987	374,970		71,514	682,273	1,051,987	374,970		71,514	682,273
Weighted-average interest rate on all outstanding debt	6.80%					6.80%
Line of credit amount paid																																																																																												$ 3,883,000		$ 3,883,000

Effect on Revenues and Net Income (Detail) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Total revenues	$ 31,330,000	[1]	$ 31,502,000	[2]	$ 31,109,000	[3]	$ 29,231,000	[4]	$ 27,384,000	[5]	$ 22,994,000	[6]	$ 25,835,000	$ 20,835,000	[7]	$ 123,172,056	$ 97,048,496	$ 89,402,273
Net income	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]	5,138,348	6,205,771	3,831,096
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Business Acquisition [Line Items]
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]	123,172,056	97,048,496	89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]	8,593,429	11,313,124	20,369,205
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total revenues																132,997,084	117,864,250
Net income																16,491,617	22,599,439
Series of Individually Immaterial Business Acquisitions | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Business Acquisition [Line Items]
Total revenues																132,997,084	117,864,250
Net income																$ 16,491,617	$ 22,599,439

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.

Net Purchase Price Paid (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	$ 172,866,000	$ 181,214,000	$ 63,005,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	172,866,000	181,214,000	63,005,000
Land
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	20,831,000	26,264,000	7,094,000
Land | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	20,831,000	26,264,000	7,094,000
Building Improvements
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	148,307,000	148,914,000	52,087,000
Building Improvements | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	148,307,000	148,914,000	52,087,000
Furniture and Fixtures
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	15,188,000	7,567,000	3,824,000
Furniture and Fixtures | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	15,188,000	7,567,000	3,824,000
Mortgages And Other Notes Payable Assumed
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	(11,460,000)
Mortgages And Other Notes Payable Assumed | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	(11,460,000)
Above Market Leases
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		42,000
Above Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		42,000
Below Market Leases
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		(2,437,000)
Below Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		(2,437,000)
Leases, Acquired-in-Place
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		864,000
Leases, Acquired-in-Place | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		$ 864,000

Construction in Progress (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 28,293,083	$ 2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)
Placed in service	(41,105,831)
Ending Balance	4,483,684	28,293,083
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Property, Plant and Equipment [Line Items]
Beginning Balance	28,293,083	2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)
Placed in service	(41,105,831)
Ending Balance	$ 4,483,684	$ 28,293,083

Net Loan Receivables (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Beginning balance	$ 33,031,117	$ 36,610,638
New loans issued	22,071,708	10,919,787
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)	(86,156)
Loan amortization and repayments	(15,932,537)	(12,987,002)
Ending balance	32,638,780	33,031,117
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Beginning balance	33,031,117	36,610,638
New loans issued	22,071,708	10,919,787
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)	(86,156)
Loan amortization and repayments	(15,932,537)	(12,987,002)
Ending balance	32,638,780	33,031,117
Capital Improvement Loan Receivable
Loans Receivable [Line Items]
Beginning balance	13,605,932	11,671,669
New loans issued	8,706,763	4,073,410
Loan write offs		(86,156)
Loan amortization and repayments	(2,953,210)	(2,052,991)
Ending balance	19,359,485	13,605,932
Capital Improvement Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Beginning balance	13,605,932	11,671,669
New loans issued	8,706,763	4,073,410
Loan write offs		(86,156)
Loan amortization and repayments	(2,953,210)	(2,052,991)
Ending balance	19,359,485	13,605,932
Secured Operator Loan Receivables
Loans Receivable [Line Items]
Beginning balance	19,425,185	24,938,969
New loans issued	13,364,945	6,846,377
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)
Loan amortization and repayments	(12,979,327)	(10,934,011)
Ending balance	13,279,295	19,425,185
Secured Operator Loan Receivables | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Beginning balance	19,425,185	24,938,969
New loans issued	13,364,945	6,846,377
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)
Loan amortization and repayments	(12,979,327)	(10,934,011)
Ending balance	$ 13,279,295	$ 19,425,185

Interest Income on Secured Loans and Financing Leases (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Other Income [Line Items]
Interest income	$ 4,633,476	$ 5,193,144	$ 5,171,971
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	4,633,476	5,193,144	5,171,971
Capital Improvement Loan Receivable
Interest and Other Income [Line Items]
Interest income	1,385,721	1,214,390	1,252,745
Capital Improvement Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	1,385,721	1,214,390	1,252,745
Secured Operator Loan Receivables
Interest and Other Income [Line Items]
Interest income	1,808,682	2,557,552	2,516,604
Secured Operator Loan Receivables | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	1,808,682	2,557,552	2,516,604
Direct Financing Leases
Interest and Other Income [Line Items]
Interest income	1,439,073	1,421,202	1,402,622
Direct Financing Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	$ 1,439,073	$ 1,421,202	$ 1,402,622

Secured Loan Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Reserve for uncollectible loan receivables, balance	$ 0.3	$ 2.2
Gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied	3.1	8.9
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Reserve for uncollectible loan receivables, balance	0.3	2.2
Gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied	$ 3.1	$ 8.9

Deferred Finance Costs (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Gross amount	$ 20,995,022	$ 15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)
Net	14,651,265	13,142,330
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Gross amount	20,995,022	15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)
Net	$ 14,651,265	$ 13,142,330

Estimated Annual Amortization of Deferred Finance Costs (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs
2013	$ 3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654
Net	14,651,265	13,142,330
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Finance Costs
2013	3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654
Net	$ 14,651,265	$ 13,142,330

Deferred Finance Costs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Amortization of deferred financing costs	$ 53,000	$ 4,300,000
Accumulated amortization associated with the Construction Loan	12,000	500,000
Net recognition as loss on extinguishment of debt	41,000	3,800,000
Segment, Discontinued Operations
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net recognition as loss on extinguishment of debt	13,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Amortization of deferred financing costs	53,000	4,300,000
Accumulated amortization associated with the Construction Loan	12,000	500,000
Net recognition as loss on extinguishment of debt	41,000	3,800,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Segment, Discontinued Operations
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net recognition as loss on extinguishment of debt	$ 13,000

Lease Intangibles Classified as Part of Other Assets or Other Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	$ 7,505,997	$ 8,365,997
Accumulated Amortization	(3,257,615)	(3,339,335)
Net	4,248,382	5,026,662
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	7,505,997	8,365,997
Accumulated Amortization	(3,257,615)	(3,339,335)
Net	4,248,382	5,026,662
Above Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	6,641,851	7,501,851
Accumulated Amortization	(3,175,449)	(3,339,335)
Net	3,466,402	4,162,516
Above Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	6,641,851	7,501,851
Accumulated Amortization	(3,175,449)	(3,339,335)
Net	3,466,402	4,162,516
Leases, Acquired-in-Place
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	651,730	651,730
Accumulated Amortization	(65,173)
Net	586,557	651,730
Leases, Acquired-in-Place | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	651,730	651,730
Accumulated Amortization	(65,173)
Net	586,557	651,730
Customer Relationships
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	212,416	212,416
Accumulated Amortization	(16,993)
Net	195,423	212,416
Customer Relationships | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	212,416	212,416
Accumulated Amortization	(16,993)
Net	195,423	212,416
Below Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	25,695,395	26,525,395
Accumulated Amortization	(16,281,397)	(14,929,137)
Net	9,413,998	11,596,258
Below Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	25,695,395	26,525,395
Accumulated Amortization	(16,281,397)	(14,929,137)
Net	$ 9,413,998	$ 11,596,258

Lease Intangibles - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Goodwill And Other Assets [Line Items]
Accumulated accretion	$ 700,000	$ 1,200,000	$ 5,100,000
Net recognition in rental income	19,000	35,000	2,000,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Accumulated accretion	700,000	1,200,000	5,100,000
Net recognition in rental income	19,000	35,000	1,900,000
Above Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	600,000	600,000	700,000
Amount of partnership wrote-off	900,000	900,000	2,900,000
Accumulated amortization	700,000	300,000	1,500,000
Above Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	600,000	600,000	700,000
Amount of partnership wrote-off	900,000	900,000	2,900,000
Accumulated amortization	700,000	300,000	1,500,000
Below Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Accretion	2,000,000	2,000,000	2,500,000
Accumulated amortization	800,000	1,700,000	8,500,000
Below Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Accretion	2,000,000	2,000,000	2,500,000
Accumulated amortization	800,000	1,700,000	8,500,000
Leases, Acquired-in-Place
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	100,000	0	0
Leases, Acquired-in-Place | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	$ 100,000	$ 0	$ 0

Estimated Amortization Expense of Identified Intangibles (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Finite Lived Intangible Assets Amortization Expenses
2013	$ 563,490
2014	471,763
2015	425,524
2016	390,943
2017	325,678
Thereafter	2,070,984
Finite Lived Intangible Assets, Net	4,248,382
2013	1,850,338
2014	1,065,783
2015	891,331
2016	868,301
2017	724,453
Thereafter	4,013,792
Finite Lived Intangible Liabilities	9,413,998
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Finite Lived Intangible Assets Amortization Expenses
2013	563,490
2014	471,763
2015	425,524
2016	390,943
2017	325,678
Thereafter	2,070,984
Finite Lived Intangible Assets, Net	4,248,382
2013	1,850,338
2014	1,065,783
2015	891,331
2016	868,301
2017	724,453
Thereafter	4,013,792
Finite Lived Intangible Liabilities	$ 9,413,998

Components of Senior Notes Payable and Other Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term loan and other notes payable	$ 705,153,415	$ 600,473,578
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	705,153,415	600,473,578
Senior Notes
Debt Instrument [Line Items]
Term loan and other notes payable	403,180,433	302,552,127
Senior Notes | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	403,180,433	302,552,127
Term Loan
Debt Instrument [Line Items]
Term loan and other notes payable	192,212,350	196,943,393
Term Loan | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	192,212,350	196,943,393
Line of Credit
Debt Instrument [Line Items]
Term loan and other notes payable	18,925,200	72,216,570
Line of Credit | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	18,925,200	72,216,570
Construction Loans
Debt Instrument [Line Items]
Term loan and other notes payable		6,073,802
Construction Loans | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable		6,073,802
2016 Revolver
Debt Instrument [Line Items]
Term loan and other notes payable	69,368,589
2016 Revolver | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	69,368,589
2014 Revolver
Debt Instrument [Line Items]
Term loan and other notes payable		15,000,000
2014 Revolver | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable		15,000,000
Loans Payable
Debt Instrument [Line Items]
Term loan and other notes payable	7,584,974	7,687,686
Loans Payable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	7,584,974	7,687,686
HUD Loan
Debt Instrument [Line Items]
Term loan and other notes payable	13,881,869
HUD Loan | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	$ 13,881,869

Components of Senior Notes Payable and Other Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Senior Notes	Mar. 28, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Apr. 05, 2011 Senior Notes	Dec. 31, 2012 Term Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Dec. 31, 2012 Construction Loans	Dec. 31, 2011 Construction Loans	Dec. 31, 2012 2016 Revolver	Dec. 31, 2012 2014 Revolver	Dec. 31, 2011 2014 Revolver	Dec. 31, 2012 Loans Payable	Dec. 31, 2011 Loans Payable	Dec. 31, 2012 HUD Loan	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Mar. 28, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Apr. 05, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Senior Notes	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Term Loan	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Term Loan	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Line of Credit	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Line of Credit	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction Loans	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction Loans	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries 2016 Revolver	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries 2014 Revolver	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries 2014 Revolver	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Loans Payable	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Loans Payable	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries HUD Loan
Debt Instrument [Line Items]
Interest Rate on Term loan	7.75%		7.75%													5.00%	7.75%		7.75%
Interest rate of senior note	7.75%				5.75%	5.75%								6.00%	6.00%		7.75%				5.75%	5.75%								6.00%	6.00%	5.00%
Premium paid on issuance of HUD Loan	$ 3.2	$ 1	$ 2.6	$ 2.75												$ 2.5	$ 3.2	$ 1	$ 2.6	$ 2.75												$ 2.5
Interest Rate on Acquisition credit line							5.75%	5.75%			5.25%	6.50%	6.50%										5.75%	5.75%			5.25%	6.50%	6.50%
Interest rate minimum									5.95%	5.95%															5.95%	5.95%

Senior Notes Payable and Other Debt - Additional Information (Detail) (USD $)	12 Months Ended											12 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Senior Notes	Mar. 28, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Apr. 05, 2011 Senior Notes	Feb. 04, 2011 Senior Notes	Dec. 31, 2012 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 28, 2012 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 05, 2011 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Feb. 04, 2011 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Term Loan Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2012 Term Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries Loan	Dec. 31, 2011 Term Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Line of Credit	Dec. 31, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Mar. 31, 2012 Line of Credit Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Line of Credit Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Line of Credit Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Construction Loans	Dec. 31, 2011 Construction Loans	Nov. 12, 2010 Construction Loans	Dec. 31, 2012 Construction Loans Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Construction Loans Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 12, 2010 Construction Loans Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jan. 31, 2012 2016 Revolver	Dec. 31, 2012 2016 Revolver	Jan. 31, 2012 2016 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 2016 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 2014 Revolver	Dec. 31, 2011 2014 Revolver	Feb. 04, 2011 2014 Revolver	Dec. 31, 2012 2014 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 2014 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Feb. 04, 2011 2014 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Loans Payable	Dec. 31, 2011 Loans Payable	Nov. 02, 2010 Loans Payable	Dec. 31, 2012 Loans Payable Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Loans Payable Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 02, 2010 Loans Payable Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 15, 2012 HUD Loan	Dec. 31, 2012 HUD Loan	Jun. 15, 2012 HUD Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 HUD Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Senior notes issued								$ 100,000,000		$ 100,000,000	$ 200,000,000		$ 100,000,000		$ 100,000,000	$ 200,000,000
Interest rate of senior note							7.75%					7.75%					5.75%	5.75%	5.75%	5.75%																							6.00%	6.00%		6.00%	6.00%					5.00%
Premium paid on issuance of senior notes							3,200,000	1,000,000	2,600,000	2,750,000		3,200,000	1,000,000	2,600,000	2,750,000																																			2,500,000		2,500,000
Repayment of long-term debt	174,126,563	244,832,497	482,522,690	174,126,563	244,832,497	482,522,690												201,600,000		201,600,000	87,700,000	87,700,000	28,700,000	87,700,000	87,700,000	28,700,000	6,100,000			6,100,000				5,500,000		5,500,000
Loan maturity period							Feb 15, 2019					Feb 15, 2019					Sep 1, 2015		Sep 1, 2015			Sep 1, 2015			Sep 1, 2015																		Dec 1, 2015			Dec 1, 2015
Interest rate option eurodollar or base rate																	0.36%	0.37%	0.36%	0.37%		0.36%	0.37%		0.36%	0.37%											3.25%	3.25%		3.25%	3.25%
Interest rate floor rate																	1.25%	1.25%	1.25%	1.25%		1.25%	1.25%		1.25%	1.25%							1.00%		1.00%		1.00%			1.00%
Interest rate variable																	4.50%	4.50%	4.50%	4.50%		4.50%	4.50%		4.50%	4.50%							4.25%		4.25%		3.25%	3.25%		3.25%	3.25%
Number of extension of loan maturity																	2		2
Loan Extension Period																	1		1
Outstanding balance of term Loan	200,000,000			200,000,000													192,200,000	196,900,000	192,200,000	196,900,000
Line of credit maximum borrowing limit																						100,000,000			100,000,000								275,000,000		275,000,000				25,000,000			25,000,000
Unused fee of daily unused balance																						1.00%	1.00%		1.00%
Line of Credit Facility, drawn																						18,900,000	72,200,000		18,900,000	72,200,000
Credit line early termination period																						2013-09			2013-09
Prepayment penalty on early payment of borrowed amount																					679,767			679,767
Unused fee of daily unused balance																																					0.50%			0.50%
Revolver termination period																																	2016-01		2016-01		2014-02			2014-02
Line of credit current borrowing capacity																																	187,500,000		187,500,000
Line of credit facility Periodic increments																																	87,500,000		87,500,000
Line of credit outstanding balance amount																																		69,400,000		69,400,000
Loan borrowing capacity																													6,400,000			6,400,000													7,800,000			7,800,000
Debt Instrument Amount Outstanding																																											7,600,000	7,700,000		7,600,000	7,700,000
Interest rate minimum																											5.95%	5.95%		5.95%	5.95%
Debt instrument description of variable rate basis																											Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%			Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%
Subsidiary of Aviv Financing III assumed a HUD loan																																																	11,500,000		11,500,000
Interest, fixed rate																																																	5.00%		5.00%
Debt Instrument Amortization Periods																																																	35 years		35 years
Net premium balance																																																	$ 2,500,000		$ 2,500,000

Future Annual Maturities of All Debt Obligations (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653
Debt instrument carrying amount	705,153,415	600,473,578
Aviv Healthcare Properties Limited Partnership and Subsidiaries
2013	4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653
Debt instrument carrying amount	$ 705,153,415	$ 600,473,578

Partnership Equity and Officer Incentive Program - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended																							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B	Dec. 31, 2010 Class B	Dec. 31, 2006 Class B	Dec. 31, 2005 Class B	Dec. 31, 2011 Class B Operating Distributions Paid in Full to Class A Units	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2011 Class C Operating Distributions Paid in Full to Class A Units	Dec. 31, 2011 Class C After Reaching Threshold	Dec. 31, 2012 Class D	Dec. 31, 2011 Class D	Dec. 31, 2010 Class D	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2006 Class A	Dec. 31, 2005 Class A	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 17, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2006 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2005 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B Operating Distributions Paid in Full to Class A Units	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C Operating Distributions Paid in Full to Class A Units	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C After Reaching Threshold	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class D	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class D	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2006 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2005 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A
Distribution Made to Member or Limited Partner [Line Items]
Partnership Unit issued									1,228,372	3,294,733													3,144,010	10,323,213								1,228,372	3,294,733												3,144,010	10,323,213
Units issued, par value per unit																							$ 11.49	$ 10																					$ 11.49	$ 10
Operating distributions , excess distribution rate											40.00%				60.00%	100.00%				10.00%														40.00%				60.00%	100.00%			10.00%
Operating distributions, amount to be distributed to class B units	$ 5,251,962	$ 15,637,752	$ 18,883,909			$ 1,879,208	$ 2,894,457	$ 2,894,457				$ 2,541,232	$ 7,040,689	$ 12,683,113						$ 9,002,269	$ 6,733,720	$ 13,594,547			$ 45,920,163	$ 44,210,664			$ 1,879,208	$ 2,894,457	$ 2,894,457				$ 2,541,232	$ 7,040,689	$ 12,683,113					$ 9,002,269	$ 6,733,720	$ 13,594,547
Profit interests grant to employees, units authorized																	10,000	10,000																						10,000
Profit interests grant to employees, units outstanding	1,320,050	1,956,833	1,417,246	1,320,050													8,050	8,050							1,956,833	1,417,246	1,320,050													8,050	8,050
Profit interests grant to employees, fair value on grant date																	900,000																							900,000
Profit interests grant to employees, time-based units vested																		1,610	3,220																					1,610	3,220
Expenses for officer incentive program		400,000	400,000	400,000														400,000	900,000						400,000	400,000	400,000													400,000	900,000
Officer incentive program awards period		5 years																							5 years
Incentive program remaining portion	20.00%	20.00%	20.00%	20.00%	40.00%																				20.00%	20.00%	20.00%	40.00%
Partnership's equity, general partner																									328,718,569	243,579,151
Partnership's equity, limited partners																									$ (4,443,740)	$ 6,976,157

Summary of Distributions Accrued in Accordance with Declaration to Partnership's Partners (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2012 Class A Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class A Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class A Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B	Dec. 31, 2010 Class B	Dec. 31, 2012 Class B Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class B Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class B Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2012 Class C Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class C Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class C Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class E	Dec. 31, 2010 Class E Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class F	Dec. 31, 2011 Class F	Dec. 31, 2010 Class F	Dec. 31, 2012 Class F Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class F Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class F Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class G	Dec. 31, 2011 Class G	Dec. 31, 2010 Class G	Dec. 31, 2012 Class G Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class G Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class G Aviv Healthcare Properties Limited Partnership and Subsidiaries
Distribution Made to Member or Limited Partner [Line Items]
Distributions to the Partnership's partners	$ 5,251,962	$ 15,637,752	$ 18,883,909	$ 45,920,163	$ 44,210,664	$ 9,002,269	$ 6,733,720	$ 13,594,547	$ 9,002,269	$ 6,733,720	$ 13,594,547	$ 1,879,208	$ 2,894,457	$ 2,894,457	$ 1,879,208	$ 2,894,457	$ 2,894,457	$ 2,541,232	$ 7,040,689	$ 12,683,113	$ 2,541,232	$ 7,040,689	$ 12,683,113	$ 5,342,466	$ 5,342,466	$ 2,215,043	$ 2,215,044	$ 3,792,881	$ 2,215,043	$ 2,215,044	$ 3,792,881	$ 27,954,667	$ 23,162,935	$ 6,092,935	$ 27,954,667	$ 23,162,935	$ 6,092,935

Summary of Weighted-Average Units Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	13,467,223	13,467,223	13,467,223
Class A | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	13,467,223	13,467,223	13,467,223
Class B
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	4,523,145	4,523,145	4,523,145
Class B | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	4,523,145	4,523,145	4,523,145
Class C
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2	2	2
Class C | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2	2	2
Class D
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	8,050	8,050	7,386
Class D | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	8,050	8,050	7,386
Class E
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding			5,342,489
Class E | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding			5,342,489
Class F
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2,684,900	2,684,900	4,597,432
Class F | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2,684,900	2,684,900	4,597,432
Class G
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	20,019,054	14,495,018	3,944,455
Class G | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	20,019,054	14,495,018	3,944,455

Option Awards - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Installment	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of performance based award	$ 7.4
Options granted period	4 years
Option vesting rate	25.00%
Share based compensation non cash expenses	1.3	1.1	0.3
Compensation outstanding non vested	1.7
Dividend equivalent rights of stock option plan	2.3	2.2	0.6
Dividend rights installments	4
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of performance based award	7.4
Options granted period	4 years
Option vesting rate	25.00%
Share based compensation non cash expenses	1.3	1.1	0.3
Compensation outstanding non vested	1.7
Dividend equivalent rights of stock option plan	$ 2.3	$ 2.2	$ 0.6
Dividend rights installments	4

Time Based Option Awards Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution Made to Member or Limited Partner [Line Items]
Outstanding, beginning Balance	1,417,246	1,320,050
Granted	701,560	97,196	1,320,050
Exercised
Cancelled/Forfeited	(161,973)
Outstanding, ending Balance	1,956,833	1,417,246	1,320,050
Options exercisable at end of period
Weighted average fair value of options granted (per option)	$ 2.2	$ 1.87	$ 1.8
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Distribution Made to Member or Limited Partner [Line Items]
Outstanding, beginning Balance	1,417,246	1,320,050
Granted	701,560	97,196	1,320,050
Exercised
Cancelled/Forfeited	(16,973)
Outstanding, ending Balance	1,956,833	1,417,246	1,320,050
Options exercisable at end of period
Weighted average fair value of options granted (per option)	$ 2.2	$ 1.87	$ 1.8

Time Based Option Awards Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices lower limit	$ 16.56	$ 16.56	$ 16.56
Range of exercise prices upper limit	$ 18.87	$ 18.87	$ 17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8 years 3 months 18 days	8 years 8 months 16 days	9 years 8 months 19 days
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.6
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices lower limit	$ 16.56	$ 16.56	$ 16.56
Range of exercise prices upper limit	$ 18.87	$ 18.87	$ 17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8 years 3 months 18 days	8 years 8 months 16 days	9 years 8 months 19 days
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.6

Schedule of Estimating Grant Date Fair Value for Options Awarded (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.6
Weighted average fair value of options granted (per option)	$ 2.2	$ 1.87	$ 1.8
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.6
Weighted average fair value of options granted (per option)	$ 2.2	$ 1.87	$ 1.8
Before Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 18.78	$ 18.8	$ 16.6
Weighted average fair value of options granted (per option)	$ 2.88	$ 2.78	$ 1.8
Before Amendment | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 18.78	$ 18.8	$ 16.6
Weighted average fair value of options granted (per option)	$ 2.88	$ 2.78	$ 1.8

Schedule of Stock Option Granted Roll Forward (Detail) (USD $)	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013	$ 971,210
2014	490,052
2015	188,783
2016	33,662
Total	1,683,707
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013	971,210
2014	490,052
2015	188,783
2016	33,662
Total	$ 1,683,707

Future Minimum Annual Rentals (Detail) (USD $)	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable
2013	$ 127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011
Operating leases future minimum payments receivable	1,219,017,287
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Operating Leases, Future Minimum Payments Receivable
2013	127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011
Operating leases future minimum payments receivable	$ 1,219,017,287

Unaudited Quarterly Results of Operations (Detail) (USD $)	3 Months Ended																9 Months Ended	12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 31,330,000	[1]	$ 31,502,000	[2]	$ 31,109,000	[3]	$ 29,231,000	[4]	$ 27,384,000	[5]	$ 22,994,000	[6]	$ 25,835,000	$ 20,835,000	[7]			$ 123,172,056	$ 97,048,496	$ 89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]	7,168,672	30,814,048	8,593,429	11,313,124	37,982,720
Net income allocable to common units	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]			5,138,348	6,205,771	3,831,096
Earnings per common share allocable to stockholders
Basic	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.08	[7]			$ 0.26	$ 0.43	$ 0.28
Diluted	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.07	[7]			$ 0.26	$ 0.42	$ 0.28
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]			123,172,056	97,048,496	89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]			8,593,429	11,313,124	37,982,720
Net income allocable to common units	$ (2,803,000)	[1]	$ 1,767,000	[2]	$ 3,613,000	[3]	$ 6,016,000	[4]	$ 2,281,000	[5]	$ 314,000	[6]	$ 7,002,000	$ 1,716,000	[7]			$ 8,593,429	$ 11,313,124	$ 20,369,205

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.

Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment recognized	$ 5,000,000	$ 1,800,000	$ 3,700,000	$ 700,000	$ 5,200,000	$ 900,000		$ 11,116,862	$ 5,232,805	$ 96,000
Reserve for uncollectible loan receivables	200,000	2,800,000						6,531,506	1,512,305	750,000
Straight-line rent write-offs						3,500,000	3,000,000
Deferred financing costs write-offs							3,100,000
Indemnity expense related to a operator transition						2,200,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impairment recognized	5,000,000	1,800,000	3,700,000	700,000	5,200,000	900,000		11,116,862	5,232,805	96,000
Reserve for uncollectible loan receivables	200,000	2,800,000						6,531,506	1,512,305	750,000
Straight-line rent write-offs						3,500,000	3,000,000
Deferred financing costs write-offs							3,100,000
Indemnity expense related to a operator transition						$ 2,200,000

Related Parties - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended									12 Months Ended
	Sep. 17, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class F	Dec. 31, 2012 Class F Preferred Units	Dec. 31, 2010 Class F Preferred Units	Dec. 31, 2012 Class E Preferred Units	Dec. 31, 2010 Class E Preferred Units	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class F	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class F Preferred Units	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class F Preferred Units	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class E Preferred Units	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class E Preferred Units	Dec. 31, 2012 Officer	Dec. 31, 2011 Officer	Dec. 31, 2012 Officer Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Officer Aviv Healthcare Properties Limited Partnership and Subsidiaries
Related Party Transaction [Line Items]
Loan received																	$ 300,000		$ 300,000
Related parties payable																2,000,000		2,000,000
Percentage of services fee		0.60%								0.60%
Percentage of annual dividend				8.25%							8.25%
Face amount dividend		28,778,392	23,622,483	53,700,000							53,700,000
Preferred units call, IRR rate							15.00%							15.00%
Redemption of Preferred Units						23,602,649		92,001,451					23,602,649		92,001,451
Preferred units purchased and settled						50.00%							50.00%
Distributions to partners and accretion	68,635,411					23,600,000			79,980,308				23,600,000
Preferred units, annual dividend		12.50%			9.38%							9.38%
Preferred units, face amount					$ 23,600,000							$ 23,600,000

Derivatives - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of interest rate swaps	2
Interest rate SWAPS amount	$ 100,000,000
Interest rate swap amount, new	100,000,000
Change in fair value of derivatives	0	0	2,931,309
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of interest rate swaps	2
Interest rate SWAPS amount	100,000,000
Interest rate swap amount, new	100,000,000
Change in fair value of derivatives	$ 0	$ 0	$ 2,931,309

Derivatives Due in Identical Nature (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Other Assets	Dec. 31, 2011 Other Assets	Dec. 31, 2012 Other Liabilities	Dec. 31, 2011 Other Liabilities	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Assets	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Assets	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Liabilities	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Liabilities
Derivatives, Fair Value [Line Items]
Total notional amount	$ 200,000,000					$ 200,000,000
Fixed rates	6.49%					6.49%
Floor rate	1.25%					1.25%
Effective date	Nov 9, 2010					Nov 9, 2010
Termination date	Sep 17, 2015					Sep 17, 2015
Asset balance
Liability balance				$ (3,773,332)	$ (3,297,342)				$ (3,773,332)	$ (3,297,342)

Derivatives Due in Identical Nature (Parenthetical) (Detail)	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Effective swap base rate	1.99%
Spread per credit agreement	4.50%
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Effective swap base rate	1.99%
Spread per credit agreement	4.50%

Derivative Assets and Liabilities Carried at Fair Value (Detail) (USD $)	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	$ (3,773,000)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	(3,773,000)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Quoted Prices in Active Markets (Level 1) | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Quoted Prices in Active Markets (Level 1) | Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets
Significant Other Observable Inputs (Level 2)
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	(3,773,000)
Significant Other Observable Inputs (Level 2) | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	(3,773,000)
Significant Other Observable Inputs (Level 2) | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Significant Other Observable Inputs (Level 2) | Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Significant Unobservable Inputs (Level 3) | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Significant Unobservable Inputs (Level 3) | Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets

Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 TransactionTwo	Dec. 31, 2011 TransactionTwo Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Transaction One	Dec. 31, 2012 Transaction One Aviv Healthcare Properties Limited Partnership and Subsidiaries
Commitment And Contingencies [Line Items]
Obligation for fees			$ 2,300,000	$ 2,300,000	$ 1,400,000	$ 1,400,000
Indemnity expense	2,200,000	2,200,000			756,000	756,000
Obligation paid			1,800,000	1,800,000
Accrued as a component of other liabilities			$ 500,000	$ 500,000

Concentration of Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Property Facility State Person	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
No: of healthcare facilities	258
Number of States in which Entity Operates	29
No: of third party operators	38
Total Assets leased to private operators	54.50%
No: of operators taken assets on lease	5
Percentage of assets representation range maximum	6.30%
Rental income	$ 117,409,622	$ 91,011,558	$ 84,097,016
Maximum rental income generated by another operator	8.30%
Texas
Segment Reporting Information [Line Items]
Assets in different states	17.00%
California
Segment Reporting Information [Line Items]
Assets in different states	15.40%
Ohio
Segment Reporting Information [Line Items]
Assets in different states	8.50%
Connecticut
Segment Reporting Information [Line Items]
Assets in different states	8.10%
Pennsylvania
Segment Reporting Information [Line Items]
Assets in different states	6.60%
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
No: of healthcare facilities	258
Number of States in which Entity Operates	29
No: of third party operators	38
Total Assets leased to private operators	54.50%
No: of operators taken assets on lease	5
Percentage of assets representation range maximum	6.30%
Rental income	117,409,622	91,011,558	84,097,016
Maximum rental income generated by another operator	8.30%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Texas
Segment Reporting Information [Line Items]
Assets in different states	17.00%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | California
Segment Reporting Information [Line Items]
Assets in different states	15.40%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Ohio
Segment Reporting Information [Line Items]
Assets in different states	8.50%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Connecticut
Segment Reporting Information [Line Items]
Assets in different states	8.10%
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Pennsylvania
Segment Reporting Information [Line Items]
Assets in different states	6.60%
Saber Health Group
Segment Reporting Information [Line Items]
Assets held by operators	16.20%
Rental income from operators	16,500,000
Rental income from operators, in percentage	14.00%
Saber Health Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	16.20%
Rental income from operators	16,500,000
Rental income from operators, in percentage	14.00%
Daybreak Healthcare
Segment Reporting Information [Line Items]
Assets held by operators	13.40%
Rental income from operators	19,100,000
Rental income from operators, in percentage	16.20%
Daybreak Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	13.40%
Rental income from operators	19,100,000
Rental income from operators, in percentage	16.20%
EmpRes
Segment Reporting Information [Line Items]
Assets held by operators	9.60%
Rental income from operators	12,300,000
Rental income from operators, in percentage	10.40%
EmpRes | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	9.60%
Rental income from operators	$ 12,300,000
Rental income from operators, in percentage	10.40%
Maplewood Senior Living
Segment Reporting Information [Line Items]
Assets held by operators	8.10%
Maplewood Senior Living | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	8.10%
Sun Mar Healthcare
Segment Reporting Information [Line Items]
Assets held by operators	7.20%
Sun Mar Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Segment Reporting Information [Line Items]
Assets held by operators	7.20%

Summary of Unaudited Financial Information For lessees Operators (Detail) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
(Deficit) equity	$ 326,567,899								$ 241,712,392							$ 326,567,899	$ 241,712,392
Revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]	123,172,056	97,048,496		89,402,273
Income from continuing operations																2,395,785	6,333,974		3,464,817
Net income	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]	5,138,348	6,205,771		3,831,096
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]	123,172,056	97,048,496		89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]	8,593,429	11,313,124		20,369,205
Saber Health Group
Current assets									60,101,714	[8]							60,101,714	[8]
Noncurrent assets									14,836,834	[8]							14,836,834	[8]
Current liabilities									42,805,808	[8]							42,805,808	[8]
Noncurrent liabilities									35,822,405	[8]							35,822,405	[8]
(Deficit) equity									(3,749,665)	[8]							(3,749,665)	[8]
Revenues																	253,149,467	[8]
Gross profit																	12,852,928	[8]
Income from continuing operations																	11,765,523	[8]
Net income																	5,942,277	[8]
Saber Health Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Current assets									60,101,714	[8]							60,101,714	[8]
Noncurrent assets									14,836,834	[8]							14,836,834	[8]
Noncurrent liabilities									35,822,405	[8]							35,822,405	[8]
(Deficit) equity									(3,749,665)	[8]							(3,749,665)	[8]
Revenues																	253,149,467	[8]
Gross profit																	12,852,928	[8]
Net income																	5,942,277	[8]
Daybreak Healthcare
Current assets									20,268,519	[8]							20,268,519	[8]
Noncurrent assets									33,730,570	[8]							33,730,570	[8]
Current liabilities									43,808,258	[8]							43,808,258	[8]
Noncurrent liabilities									48,613,081	[8]							48,613,081	[8]
(Deficit) equity									(38,422,250)	[8]							(38,422,250)	[8]
Revenues																	243,231,294	[8]
Gross profit																	5,338,258	[8]
Income from continuing operations																	1,869,985	[8]
Net income																	2,065,042	[8]
Daybreak Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Current assets									20,268,519	[8]							20,268,519	[8]
Noncurrent assets									33,730,570	[8]							33,730,570	[8]
Current liabilities									43,808,258	[8]							43,808,258	[8]
Noncurrent liabilities									48,613,081	[8]							48,613,081	[8]
(Deficit) equity									(38,422,250)	[8]							(38,422,250)	[8]
Revenues																	243,231,294	[8]
Gross profit																	5,338,258	[8]
Income from continuing operations																	1,869,985	[8]
Net income																	$ 2,065,042	[8]

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
[8]	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.

Discontinued Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Property
Arkansas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	3
Arkansas | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	3
Massachusetts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1
Massachusetts | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1

Summary of Components of Discontinued Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 269,932	$ 1,260,671	$ 1,163,559
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246
Loss on extinguishment of debt	(13,264)
Other (expenses) income	(66,160)	(910,941)	101,103
Total gains (expenses)	4,316,760	(1,494,386)	(507,413)
Discontinued operations	4,586,692	(233,715)	656,146
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	269,932	1,260,671	1,163,559
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246
Loss on extinguishment of debt	(13,264)
Other (expenses) income	(66,160)	(910,941)	101,103
Total gains (expenses)	4,316,760	(1,494,386)	(507,413)
Discontinued operations	$ 4,586,692	$ (233,715)	$ 656,146

Earning Per Common Share (Detail) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Loss Per Share [Line Items]
Income from continuing operations attributable to common stockholders																$ 2,395,785	$ 6,333,974	$ 3,464,817
Discontinued operations, net of noncontrolling interests																2,742,563	(128,203)	366,279
Net income (loss) allocable to common units	$ (1,807,000)	[1]	$ 1,130,000	[2]	$ 2,255,000	[3]	$ 3,560,000	[4]	$ 1,293,000	[5]	$ 171,000	[6]	$ 3,809,000	$ 933,000	[7]	$ 5,138,348	$ 6,205,771	$ 3,831,096
Denominator for basic earnings per share-weighted average shares																20,019,054	14,495,018	13,643,680
Stock options																145,552	145,794	143,741
Denominator for diluted earnings per share-adjusted weighted average shares																20,164,606	14,640,812	13,787,421
Basic earnings per share:
Income from continuing operations attributable to common stockholders																$ 0.12	$ 0.44	$ 0.25
Discontinued operations, net of noncontrolling interests																$ 0.14	$ (0.01)	$ 0.03
Net income attributable to common stockholders	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.08	[7]	$ 0.26	$ 0.43	$ 0.28
Diluted earnings per share:
Income from continuing operations attributable to common stockholders																$ 0.12	$ 0.43	$ 0.25
Discontinued operations, net of noncontrolling interests																$ 0.14	$ (0.01)	$ 0.03
Net income attributable to common stockholders	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.07	[7]	$ 0.26	$ 0.42	$ 0.28

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.

Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Allowance for Uncollectible Accounts Receivable
Balance at Beginning of Year	$ 79,812			$ 223,803
Charged to (Recovered from) Costs and Expenses	3,948,446		79,812	(40,459)
Deductions and Write-offs	(3,224,821)			(183,344)
Balance at End of Year	803,437		79,812
Allowance for Uncollectible Accounts Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Balance at Beginning of Year	79,812			223,803
Charged to (Recovered from) Costs and Expenses	3,948,446		79,812	(40,459)
Deductions and Write-offs	(3,224,821)			(183,344)
Balance at End of Year	803,437		79,812
Allowance for Uncollectible Secured Loan Receivable
Balance at Beginning of Year	2,176,149		750,000	28,828
Charged to (Recovered from) Costs and Expenses	6,531,506		1,512,305	721,172
Deductions and Write-offs	(8,390,603)	[1]	(86,156)
Balance at End of Year	317,052		2,176,149	750,000
Allowance for Uncollectible Secured Loan Receivable | Transaction One
Deductions and Write-offs	7,448,108
Allowance for Uncollectible Secured Loan Receivable | TransactionTwo
Deductions and Write-offs	942,495
Allowance for Uncollectible Secured Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Balance at Beginning of Year	2,176,149		750,000	28,828
Charged to (Recovered from) Costs and Expenses	6,531,506		1,512,305	721,172
Deductions and Write-offs	(8,390,603)	[2]	(86,156)
Balance at End of Year	317,052		2,176,149	750,000
Allowance for Uncollectible Secured Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries | Transaction One
Deductions and Write-offs	7,448,108
Allowance for Uncollectible Secured Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries | TransactionTwo
Deductions and Write-offs	$ 942,495

[1]	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Company's reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well as $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.
[2]	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Partnership's reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well as $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.

Real Estate Investments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Initial Cost to Company	$ 124,030,596
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	917,645,734
Costs Capitalized Subsequent to Acquisition Improvements	121,527,310
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(71,420,631)
Gross Amount Land	119,224,819
Gross Amount Buildings & Improvements	972,558,190
Gross Amount Accumulated Depreciation	(119,371,113)
Real Estate Investment
Real estate investments	812,833,004	611,116,546
Direct Financing Leases
Initial Cost to Company	10,418,738
Acceleration/ Amortization	630,382
Gross Amount Carried	11,049,120
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Initial Cost to Company	124,030,596
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	917,645,734
Costs Capitalized Subsequent to Acquisition Improvements	121,527,310
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(71,420,631)
Gross Amount Land	119,224,819
Gross Amount Buildings & Improvements	972,558,190
Gross Amount Accumulated Depreciation	(119,371,113)
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Direct Financing Leases
Initial Cost to Company	10,418,738
Acceleration/ Amortization	630,382
Gross Amount Carried	11,049,120
SunBridge Care/Rehab-Broadway
City State	Methuen MA
Initial Cost to Company	31,469
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	495,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(170,262)
Gross Amount Land	26,002
Gross Amount Buildings & Improvements	330,757
Gross Amount Accumulated Depreciation	(165,260)
Year of Construction	1910
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Broadway | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Methuen MA
Initial Cost to Company	31,469
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	495,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(170,262)
Gross Amount Land	26,002
Gross Amount Buildings & Improvements	330,757
Gross Amount Accumulated Depreciation	(165,260)
Year of Construction	1910
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Colonial Heights
City State	Lawrence MA
Initial Cost to Company	63,160
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	958,681
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(225,000)
Gross Amount Land	63,160
Gross Amount Buildings & Improvements	733,681
Gross Amount Accumulated Depreciation	(348,499)
Year of Construction	1963
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Colonial Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lawrence MA
Initial Cost to Company	63,160
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	958,681
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(225,000)
Gross Amount Land	63,160
Gross Amount Buildings & Improvements	733,681
Gross Amount Accumulated Depreciation	(348,499)
Year of Construction	1963
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Fall River
City State	Fall River MA
Initial Cost to Company	90,707
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,308,677
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,399,384)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Fall River | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fall River MA
Initial Cost to Company	90,707
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,308,677
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,399,384)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Glenwood
City State	Lowell MA
Initial Cost to Company	82,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,210,652
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,510)
Gross Amount Land	82,483
Gross Amount Buildings & Improvements	958,142
Gross Amount Accumulated Depreciation	(455,117)
Year of Construction	1964
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Glenwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lowell MA
Initial Cost to Company	82,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,210,652
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,510)
Gross Amount Land	82,483
Gross Amount Buildings & Improvements	958,142
Gross Amount Accumulated Depreciation	(455,117)
Year of Construction	1964
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Hammond House
City State	Worchester MA
Initial Cost to Company	42,062
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	663,598
Costs Capitalized Subsequent to Acquisition Improvements	488,598
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(663,598)
Gross Amount Land	42,062
Gross Amount Buildings & Improvements	488,598
Gross Amount Accumulated Depreciation	(232,084)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Hammond House | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Worchester MA
Initial Cost to Company	42,062
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	663,598
Costs Capitalized Subsequent to Acquisition Improvements	488,598
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(663,598)
Gross Amount Land	42,062
Gross Amount Buildings & Improvements	488,598
Gross Amount Accumulated Depreciation	(232,084)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for North Reading
City State	North Reading MA
Initial Cost to Company	113,195
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,567,397
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,500)
Gross Amount Land	113,195
Gross Amount Buildings & Improvements	1,314,897
Gross Amount Accumulated Depreciation	(624,576)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for North Reading | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	North Reading MA
Initial Cost to Company	113,195
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,567,397
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,500)
Gross Amount Land	113,195
Gross Amount Buildings & Improvements	1,314,897
Gross Amount Accumulated Depreciation	(624,576)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
Robbin House Nursing and Rehab
City State	Quincy MA
Initial Cost to Company	66,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,051,668
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,117,668)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
Robbin House Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Quincy MA
Initial Cost to Company	66,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,051,668
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,117,668)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Rosewood
City State	Fall River MA
Initial Cost to Company	31,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	512,984
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(283,705)
Gross Amount Land	12,593
Gross Amount Buildings & Improvements	248,579
Gross Amount Accumulated Depreciation	(175,980)
Year of Construction	1882
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Rosewood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fall River MA
Initial Cost to Company	31,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	512,984
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(283,705)
Gross Amount Land	12,593
Gross Amount Buildings & Improvements	248,579
Gross Amount Accumulated Depreciation	(175,980)
Year of Construction	1882
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Sandalwood
City State	Oxford MA
Initial Cost to Company	64,435
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	940,982
Costs Capitalized Subsequent to Acquisition Improvements	497,782
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(192,500)
Gross Amount Land	64,435
Gross Amount Buildings & Improvements	1,246,264
Gross Amount Accumulated Depreciation	(421,667)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Sandalwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oxford MA
Initial Cost to Company	64,435
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	940,982
Costs Capitalized Subsequent to Acquisition Improvements	497,782
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(192,500)
Gross Amount Land	64,435
Gross Amount Buildings & Improvements	1,246,264
Gross Amount Accumulated Depreciation	(421,667)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Spring Valley
City State	Worchester MA
Initial Cost to Company	71,084
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,030,725
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(205,000)
Gross Amount Land	71,084
Gross Amount Buildings & Improvements	825,725
Gross Amount Accumulated Depreciation	(392,219)
Year of Construction	1960
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Spring Valley | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Worchester MA
Initial Cost to Company	71,084
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,030,725
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(205,000)
Gross Amount Land	71,084
Gross Amount Buildings & Improvements	825,725
Gross Amount Accumulated Depreciation	(392,219)
Year of Construction	1960
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Town Manor
City State	Lawrence MA
Initial Cost to Company	89,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,305,518
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,395,308)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Town Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lawrence MA
Initial Cost to Company	89,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,305,518
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,395,308)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Woodmill
City State	Lawrence MA
Initial Cost to Company	61,210
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	946,028
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(235,000)
Gross Amount Land	61,210
Gross Amount Buildings & Improvements	711,028
Gross Amount Accumulated Depreciation	(337,738)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Woodmill | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lawrence MA
Initial Cost to Company	61,210
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	946,028
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(235,000)
Gross Amount Land	61,210
Gross Amount Buildings & Improvements	711,028
Gross Amount Accumulated Depreciation	(337,738)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Worcester
City State	Worchester MA
Initial Cost to Company	92,512
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,374,636
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,467,148)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Worcester | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Worchester MA
Initial Cost to Company	92,512
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,374,636
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,467,148)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
Countryside Community
City State	South Haven MI
Initial Cost to Company	221,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,239,161
Costs Capitalized Subsequent to Acquisition Improvements	12,959
Gross Amount Land	221,000
Gross Amount Buildings & Improvements	4,252,120
Gross Amount Accumulated Depreciation	(954,835)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Countryside Community | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	South Haven MI
Initial Cost to Company	221,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,239,161
Costs Capitalized Subsequent to Acquisition Improvements	12,959
Gross Amount Land	221,000
Gross Amount Buildings & Improvements	4,252,120
Gross Amount Accumulated Depreciation	(954,835)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pepin Manor
City State	Pepin WI
Initial Cost to Company	318,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,569,959
Costs Capitalized Subsequent to Acquisition Improvements	332,808
Gross Amount Land	318,000
Gross Amount Buildings & Improvements	1,902,767
Gross Amount Accumulated Depreciation	(366,240)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pepin Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pepin WI
Initial Cost to Company	318,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,569,959
Costs Capitalized Subsequent to Acquisition Improvements	332,808
Gross Amount Land	318,000
Gross Amount Buildings & Improvements	1,902,767
Gross Amount Accumulated Depreciation	(366,240)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Health Care Center
City State	Highland IL
Initial Cost to Company	189,921
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,723,523
Gross Amount Land	189,921
Gross Amount Buildings & Improvements	1,723,523
Gross Amount Accumulated Depreciation	(418,563)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Health Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Highland IL
Initial Cost to Company	189,921
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,723,523
Gross Amount Land	189,921
Gross Amount Buildings & Improvements	1,723,523
Gross Amount Accumulated Depreciation	(418,563)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Nebraska Skilled Nursing/Rehab
City State	Omaha NE
Initial Cost to Company	211,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,694,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,510)
Gross Amount Land	209,490
Gross Amount Buildings & Improvements	6,694,584
Gross Amount Accumulated Depreciation	(1,697,031)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Nebraska Skilled Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Omaha NE
Initial Cost to Company	211,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,694,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,510)
Gross Amount Land	209,490
Gross Amount Buildings & Improvements	6,694,584
Gross Amount Accumulated Depreciation	(1,697,031)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Casa Real
City State	Santa Fe NM
Initial Cost to Company	1,029,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,692,295
Costs Capitalized Subsequent to Acquisition Improvements	676,474
Gross Amount Land	1,029,800
Gross Amount Buildings & Improvements	3,368,769
Gross Amount Accumulated Depreciation	(810,849)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Casa Real | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Santa Fe NM
Initial Cost to Company	1,029,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,692,295
Costs Capitalized Subsequent to Acquisition Improvements	676,474
Gross Amount Land	1,029,800
Gross Amount Buildings & Improvements	3,368,769
Gross Amount Accumulated Depreciation	(810,849)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clayton Nursing and Rehab
City State	Clayton NM
Initial Cost to Company	41,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	790,476
Gross Amount Land	41,000
Gross Amount Buildings & Improvements	790,476
Gross Amount Accumulated Depreciation	(260,927)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clayton Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Clayton NM
Initial Cost to Company	41,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	790,476
Gross Amount Land	41,000
Gross Amount Buildings & Improvements	790,476
Gross Amount Accumulated Depreciation	(260,927)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Cottage Care/Rehab Center
City State	Hobbs NM
Initial Cost to Company	9,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	671,536
Gross Amount Land	9,000
Gross Amount Buildings & Improvements	671,536
Gross Amount Accumulated Depreciation	(258,739)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Cottage Care/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hobbs NM
Initial Cost to Company	9,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	671,536
Gross Amount Land	9,000
Gross Amount Buildings & Improvements	671,536
Gross Amount Accumulated Depreciation	(258,739)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Bloomfield Nursing/Rehab Center
City State	Bloomfield NM
Initial Cost to Company	343,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,736,296
Gross Amount Land	343,800
Gross Amount Buildings & Improvements	4,736,296
Gross Amount Accumulated Depreciation	(1,101,548)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Bloomfield Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bloomfield NM
Initial Cost to Company	343,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,736,296
Gross Amount Land	343,800
Gross Amount Buildings & Improvements	4,736,296
Gross Amount Accumulated Depreciation	(1,101,548)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Espanola Valley Center
City State	Espanola NM
Initial Cost to Company	216,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,143,364
Gross Amount Land	216,000
Gross Amount Buildings & Improvements	4,143,364
Gross Amount Accumulated Depreciation	(1,059,431)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Espanola Valley Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Espanola NM
Initial Cost to Company	216,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,143,364
Gross Amount Land	216,000
Gross Amount Buildings & Improvements	4,143,364
Gross Amount Accumulated Depreciation	(1,059,431)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunshine Haven Lordsburg
City State	Lordsburg NM
Initial Cost to Company	57,041
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,881,927
Gross Amount Land	57,041
Gross Amount Buildings & Improvements	1,881,927
Gross Amount Accumulated Depreciation	(404,557)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunshine Haven Lordsburg | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lordsburg NM
Initial Cost to Company	57,041
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,881,927
Gross Amount Land	57,041
Gross Amount Buildings & Improvements	1,881,927
Gross Amount Accumulated Depreciation	(404,557)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver City Care Center
City State	Silver City NM
Initial Cost to Company	305,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,843,505
Gross Amount Land	305,000
Gross Amount Buildings & Improvements	5,843,505
Gross Amount Accumulated Depreciation	(1,319,974)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver City Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Silver City NM
Initial Cost to Company	305,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,843,505
Gross Amount Land	305,000
Gross Amount Buildings & Improvements	5,843,505
Gross Amount Accumulated Depreciation	(1,319,974)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Raton Nursing and Rehab Center
City State	Raton NM
Initial Cost to Company	128,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,509,456
Gross Amount Land	128,000
Gross Amount Buildings & Improvements	1,509,456
Gross Amount Accumulated Depreciation	(479,297)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Raton Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Raton NM
Initial Cost to Company	128,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,509,456
Gross Amount Land	128,000
Gross Amount Buildings & Improvements	1,509,456
Gross Amount Accumulated Depreciation	(479,297)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Red Rocks Care Center
City State	Gallup NM
Initial Cost to Company	329,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,952,779
Gross Amount Land	329,000
Gross Amount Buildings & Improvements	3,952,779
Gross Amount Accumulated Depreciation	(970,842)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Red Rocks Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gallup NM
Initial Cost to Company	329,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,952,779
Gross Amount Land	329,000
Gross Amount Buildings & Improvements	3,952,779
Gross Amount Accumulated Depreciation	(970,842)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Villa Nursing/Rehab
City State	Dayton TX
Initial Cost to Company	18,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,568
Costs Capitalized Subsequent to Acquisition Improvements	9,400
Gross Amount Land	18,000
Gross Amount Buildings & Improvements	444,968
Gross Amount Accumulated Depreciation	(123,815)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Villa Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dayton TX
Initial Cost to Company	18,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,568
Costs Capitalized Subsequent to Acquisition Improvements	9,400
Gross Amount Land	18,000
Gross Amount Buildings & Improvements	444,968
Gross Amount Accumulated Depreciation	(123,815)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wellington Oaks Nursing/Rehab
City State	Ft. Worth TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,147,400
Costs Capitalized Subsequent to Acquisition Improvements	(9,400)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,138,000
Gross Amount Accumulated Depreciation	(330,345)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wellington Oaks Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ft. Worth TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,147,400
Costs Capitalized Subsequent to Acquisition Improvements	(9,400)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,138,000
Gross Amount Accumulated Depreciation	(330,345)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing and Rehab
City State	Bonham TX
Initial Cost to Company	63,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,583,389
Gross Amount Land	63,000
Gross Amount Buildings & Improvements	2,583,389
Gross Amount Accumulated Depreciation	(622,170)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bonham TX
Initial Cost to Company	63,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,583,389
Gross Amount Land	63,000
Gross Amount Buildings & Improvements	2,583,389
Gross Amount Accumulated Depreciation	(622,170)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Birchwood Nursing and Rehab
City State	Cooper TX
Initial Cost to Company	96,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,726,580
Costs Capitalized Subsequent to Acquisition Improvements	8,304
Gross Amount Land	96,000
Gross Amount Buildings & Improvements	2,734,884
Gross Amount Accumulated Depreciation	(644,167)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Birchwood Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cooper TX
Initial Cost to Company	96,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,726,580
Costs Capitalized Subsequent to Acquisition Improvements	8,304
Gross Amount Land	96,000
Gross Amount Buildings & Improvements	2,734,884
Gross Amount Accumulated Depreciation	(644,167)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Smith Nursing and Rehab
City State	Wolfe City TX
Initial Cost to Company	49,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,304
Costs Capitalized Subsequent to Acquisition Improvements	(8,304)
Gross Amount Land	49,000
Gross Amount Buildings & Improvements	1,002,000
Gross Amount Accumulated Depreciation	(258,656)
Year of Construction	1946
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Smith Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wolfe City TX
Initial Cost to Company	49,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,304
Costs Capitalized Subsequent to Acquisition Improvements	(8,304)
Gross Amount Land	49,000
Gross Amount Buildings & Improvements	1,002,000
Gross Amount Accumulated Depreciation	(258,656)
Year of Construction	1946
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanco Villa Nursing and Rehab
City State	San Antonio TX
Initial Cost to Company	341,847
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,931,216
Costs Capitalized Subsequent to Acquisition Improvements	951,592
Gross Amount Land	341,847
Gross Amount Buildings & Improvements	2,882,808
Gross Amount Accumulated Depreciation	(655,011)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanco Villa Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	San Antonio TX
Initial Cost to Company	341,847
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,931,216
Costs Capitalized Subsequent to Acquisition Improvements	951,592
Gross Amount Land	341,847
Gross Amount Buildings & Improvements	2,882,808
Gross Amount Accumulated Depreciation	(655,011)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Forest Hill Nursing Center
City State	Ft. Worth TX
Initial Cost to Company	87,904
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,764,129
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,852,033)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Forest Hill Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ft. Worth TX
Initial Cost to Company	87,904
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,764,129
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,852,033)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Garland Nursing and Rehab
City State	Garland TX
Initial Cost to Company	56,509
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,058,409
Costs Capitalized Subsequent to Acquisition Improvements	1,357,939
Gross Amount Land	56,509
Gross Amount Buildings & Improvements	2,416,348
Gross Amount Accumulated Depreciation	(372,041)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Garland Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Garland TX
Initial Cost to Company	56,509
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,058,409
Costs Capitalized Subsequent to Acquisition Improvements	1,357,939
Gross Amount Land	56,509
Gross Amount Buildings & Improvements	2,416,348
Gross Amount Accumulated Depreciation	(372,041)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Nursing and Rehab
City State	Wylie TX
Initial Cost to Company	209,992
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,683,768
Costs Capitalized Subsequent to Acquisition Improvements	528,248
Gross Amount Land	209,992
Gross Amount Buildings & Improvements	3,212,016
Gross Amount Accumulated Depreciation	(650,831)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wylie TX
Initial Cost to Company	209,992
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,683,768
Costs Capitalized Subsequent to Acquisition Improvements	528,248
Gross Amount Land	209,992
Gross Amount Buildings & Improvements	3,212,016
Gross Amount Accumulated Depreciation	(650,831)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Mansfield Nursing and Rehab
City State	Mansfield TX
Initial Cost to Company	486,958
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,142,550
Costs Capitalized Subsequent to Acquisition Improvements	(17,723)
Gross Amount Land	486,958
Gross Amount Buildings & Improvements	2,124,827
Gross Amount Accumulated Depreciation	(544,951)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Mansfield Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mansfield TX
Initial Cost to Company	486,958
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,142,550
Costs Capitalized Subsequent to Acquisition Improvements	(17,723)
Gross Amount Land	486,958
Gross Amount Buildings & Improvements	2,124,827
Gross Amount Accumulated Depreciation	(544,951)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westridge Nursing and Rehab
City State	Lancaster TX
Initial Cost to Company	625,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,847,633
Costs Capitalized Subsequent to Acquisition Improvements	(15,270)
Gross Amount Land	625,790
Gross Amount Buildings & Improvements	1,832,363
Gross Amount Accumulated Depreciation	(529,559)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westridge Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lancaster TX
Initial Cost to Company	625,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,847,633
Costs Capitalized Subsequent to Acquisition Improvements	(15,270)
Gross Amount Land	625,790
Gross Amount Buildings & Improvements	1,832,363
Gross Amount Accumulated Depreciation	(529,559)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clifton Nursing and Rehab
City State	Clifton TX
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,974,643
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,974,643
Gross Amount Accumulated Depreciation	(765,834)
Year of Construction	1995
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clifton Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Clifton TX
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,974,643
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,974,643
Gross Amount Accumulated Depreciation	(765,834)
Year of Construction	1995
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Brownwood Nursing and Rehab
City State	Brownwood TX
Initial Cost to Company	140,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,463,711
Costs Capitalized Subsequent to Acquisition Improvements	1,522,390
Gross Amount Land	140,000
Gross Amount Buildings & Improvements	4,986,101
Gross Amount Accumulated Depreciation	(852,249)
Year of Construction	1968
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Brownwood Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Brownwood TX
Initial Cost to Company	140,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,463,711
Costs Capitalized Subsequent to Acquisition Improvements	1,522,390
Gross Amount Land	140,000
Gross Amount Buildings & Improvements	4,986,101
Gross Amount Accumulated Depreciation	(852,249)
Year of Construction	1968
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Irving Nursing and Rehab
City State	Irving TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,248,284
Costs Capitalized Subsequent to Acquisition Improvements	(10,284)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,238,000
Gross Amount Accumulated Depreciation	(333,444)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Irving Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Irving TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,248,284
Costs Capitalized Subsequent to Acquisition Improvements	(10,284)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,238,000
Gross Amount Accumulated Depreciation	(333,444)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Stanton Nursing and Rehab
City State	Stanton TX
Initial Cost to Company	261,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,017,599
Costs Capitalized Subsequent to Acquisition Improvements	11,707
Gross Amount Land	261,000
Gross Amount Buildings & Improvements	1,029,306
Gross Amount Accumulated Depreciation	(266,393)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Stanton Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Stanton TX
Initial Cost to Company	261,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,017,599
Costs Capitalized Subsequent to Acquisition Improvements	11,707
Gross Amount Land	261,000
Gross Amount Buildings & Improvements	1,029,306
Gross Amount Accumulated Depreciation	(266,393)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for Payette
City State	Payette ID
Initial Cost to Company	179,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,165,530
Costs Capitalized Subsequent to Acquisition Improvements	(26,331)
Gross Amount Land	179,000
Gross Amount Buildings & Improvements	3,139,199
Gross Amount Accumulated Depreciation	(642,696)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for Payette | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Payette ID
Initial Cost to Company	179,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,165,530
Costs Capitalized Subsequent to Acquisition Improvements	(26,331)
Gross Amount Land	179,000
Gross Amount Buildings & Improvements	3,139,199
Gross Amount Accumulated Depreciation	(642,696)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Magic Valley Manor-Assisted Living
City State	Wendell ID
Initial Cost to Company	177,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	405,331
Costs Capitalized Subsequent to Acquisition Improvements	1,005,334
Gross Amount Land	177,000
Gross Amount Buildings & Improvements	1,410,665
Gross Amount Accumulated Depreciation	(196,339)
Year of Construction	1911
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Magic Valley Manor-Assisted Living | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wendell ID
Initial Cost to Company	177,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	405,331
Costs Capitalized Subsequent to Acquisition Improvements	1,005,334
Gross Amount Land	177,000
Gross Amount Buildings & Improvements	1,410,665
Gross Amount Accumulated Depreciation	(196,339)
Year of Construction	1911
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
McCall Rehab and Living Center
City State	McCall ID
Initial Cost to Company	213,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	675,976
Costs Capitalized Subsequent to Acquisition Improvements	(5,624)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(883,352)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
McCall Rehab and Living Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	McCall ID
Initial Cost to Company	213,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	675,976
Costs Capitalized Subsequent to Acquisition Improvements	(5,624)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(883,352)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Menlo Park Health Care
City State	Portland OR
Initial Cost to Company	112,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,205,297
Costs Capitalized Subsequent to Acquisition Improvements	184,777
Gross Amount Land	112,000
Gross Amount Buildings & Improvements	2,390,074
Gross Amount Accumulated Depreciation	(653,452)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Menlo Park Health Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Portland OR
Initial Cost to Company	112,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,205,297
Costs Capitalized Subsequent to Acquisition Improvements	184,777
Gross Amount Land	112,000
Gross Amount Buildings & Improvements	2,390,074
Gross Amount Accumulated Depreciation	(653,452)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Burton Care Center
City State	Burlington WA
Initial Cost to Company	115,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,169,629
Costs Capitalized Subsequent to Acquisition Improvements	85,957
Gross Amount Land	115,000
Gross Amount Buildings & Improvements	1,255,586
Gross Amount Accumulated Depreciation	(271,239)
Year of Construction	1930
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Burton Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Burlington WA
Initial Cost to Company	115,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,169,629
Costs Capitalized Subsequent to Acquisition Improvements	85,957
Gross Amount Land	115,000
Gross Amount Buildings & Improvements	1,255,586
Gross Amount Accumulated Depreciation	(271,239)
Year of Construction	1930
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbia View Care Center
City State	Cathlamet WA
Initial Cost to Company	49,200
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	504,900
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(93,098)
Gross Amount Land	38,246
Gross Amount Buildings & Improvements	422,756
Gross Amount Accumulated Depreciation	(135,952)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbia View Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cathlamet WA
Initial Cost to Company	49,200
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	504,900
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(93,098)
Gross Amount Land	38,246
Gross Amount Buildings & Improvements	422,756
Gross Amount Accumulated Depreciation	(135,952)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Park Terrace
City State	Seattle WA
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	360,236
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(360,236)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Park Terrace | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Seattle WA
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	360,236
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(360,236)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Grandview Healthcare Center
City State	Grandview WA
Initial Cost to Company	19,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,155,216
Costs Capitalized Subsequent to Acquisition Improvements	14,917
Gross Amount Land	19,300
Gross Amount Buildings & Improvements	1,170,133
Gross Amount Accumulated Depreciation	(383,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Grandview Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Grandview WA
Initial Cost to Company	19,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,155,216
Costs Capitalized Subsequent to Acquisition Improvements	14,917
Gross Amount Land	19,300
Gross Amount Buildings & Improvements	1,170,133
Gross Amount Accumulated Depreciation	(383,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Manor
City State	Sunnyside WA
Initial Cost to Company	102,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,638,826
Costs Capitalized Subsequent to Acquisition Improvements	6,856,674
Gross Amount Land	102,000
Gross Amount Buildings & Improvements	8,495,500
Gross Amount Accumulated Depreciation	(649,404)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Sunnyside WA
Initial Cost to Company	102,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,638,826
Costs Capitalized Subsequent to Acquisition Improvements	6,856,674
Gross Amount Land	102,000
Gross Amount Buildings & Improvements	8,495,500
Gross Amount Accumulated Depreciation	(649,404)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Foothills Center
City State	Phoenix AZ
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,537,644
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	4,537,644
Gross Amount Accumulated Depreciation	(1,340,585)
Year of Construction	1997
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Foothills Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Phoenix AZ
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,537,644
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	4,537,644
Gross Amount Accumulated Depreciation	(1,340,585)
Year of Construction	1997
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Hot Springs Center
City State	Hot Springs MT
Initial Cost to Company	103,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,942,861
Costs Capitalized Subsequent to Acquisition Improvements	19,412
Gross Amount Land	103,500
Gross Amount Buildings & Improvements	1,962,273
Gross Amount Accumulated Depreciation	(446,117)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Hot Springs Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hot Springs MT
Initial Cost to Company	103,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,942,861
Costs Capitalized Subsequent to Acquisition Improvements	19,412
Gross Amount Land	103,500
Gross Amount Buildings & Improvements	1,962,273
Gross Amount Accumulated Depreciation	(446,117)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Polson Center
City State	Polson MT
Initial Cost to Company	121,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,357,612
Costs Capitalized Subsequent to Acquisition Improvements	(19,412)
Gross Amount Land	121,000
Gross Amount Buildings & Improvements	2,338,200
Gross Amount Accumulated Depreciation	(570,439)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Polson Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Polson MT
Initial Cost to Company	121,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,357,612
Costs Capitalized Subsequent to Acquisition Improvements	(19,412)
Gross Amount Land	121,000
Gross Amount Buildings & Improvements	2,338,200
Gross Amount Accumulated Depreciation	(570,439)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Sun City Center
City State	Sun City AZ
Initial Cost to Company	476,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,697,720
Costs Capitalized Subsequent to Acquisition Improvements	60,161
Gross Amount Land	476,231
Gross Amount Buildings & Improvements	5,757,881
Gross Amount Accumulated Depreciation	(1,385,966)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Sun City Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Sun City AZ
Initial Cost to Company	476,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,697,720
Costs Capitalized Subsequent to Acquisition Improvements	60,161
Gross Amount Land	476,231
Gross Amount Buildings & Improvements	5,757,881
Gross Amount Accumulated Depreciation	(1,385,966)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunset Gardens at Mesa
City State	Mesa AZ
Initial Cost to Company	123,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,640,673
Costs Capitalized Subsequent to Acquisition Improvements	(13,547)
Gross Amount Land	123,000
Gross Amount Buildings & Improvements	1,627,126
Gross Amount Accumulated Depreciation	(375,124)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunset Gardens at Mesa | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mesa AZ
Initial Cost to Company	123,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,640,673
Costs Capitalized Subsequent to Acquisition Improvements	(13,547)
Gross Amount Land	123,000
Gross Amount Buildings & Improvements	1,627,126
Gross Amount Accumulated Depreciation	(375,124)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mesa Christian Center
City State	Mesa AZ
Initial Cost to Company	466,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,231,061
Costs Capitalized Subsequent to Acquisition Improvements	(46,614)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(615,000)
Gross Amount Land	466,000
Gross Amount Buildings & Improvements	5,569,447
Gross Amount Accumulated Depreciation	(1,526,643)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mesa Christian Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mesa AZ
Initial Cost to Company	466,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,231,061
Costs Capitalized Subsequent to Acquisition Improvements	(46,614)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(615,000)
Gross Amount Land	466,000
Gross Amount Buildings & Improvements	5,569,447
Gross Amount Accumulated Depreciation	(1,526,643)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Valley Mills Nursing and Rehab
City State	Valley Mills TX
Initial Cost to Company	34,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,091,210
Costs Capitalized Subsequent to Acquisition Improvements	(8,977)
Gross Amount Land	34,000
Gross Amount Buildings & Improvements	1,082,233
Gross Amount Accumulated Depreciation	(270,269)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Valley Mills Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Valley Mills TX
Initial Cost to Company	34,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,091,210
Costs Capitalized Subsequent to Acquisition Improvements	(8,977)
Gross Amount Land	34,000
Gross Amount Buildings & Improvements	1,082,233
Gross Amount Accumulated Depreciation	(270,269)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hometown Care Center
City State	Moody TX
Initial Cost to Company	13,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	328,263
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(341,263)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hometown Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Moody TX
Initial Cost to Company	13,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	328,263
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(341,263)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Shuksan Healthcare Center
City State	Bellingham WA
Initial Cost to Company	61,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	491,085
Costs Capitalized Subsequent to Acquisition Improvements	1,983,432
Gross Amount Land	61,000
Gross Amount Buildings & Improvements	2,474,517
Gross Amount Accumulated Depreciation	(340,787)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Shuksan Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bellingham WA
Initial Cost to Company	61,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	491,085
Costs Capitalized Subsequent to Acquisition Improvements	1,983,432
Gross Amount Land	61,000
Gross Amount Buildings & Improvements	2,474,517
Gross Amount Accumulated Depreciation	(340,787)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orange Villa Nursing and Rehab
City State	Orange TX
Initial Cost to Company	97,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,948,490
Costs Capitalized Subsequent to Acquisition Improvements	17,468
Gross Amount Land	97,500
Gross Amount Buildings & Improvements	1,965,958
Gross Amount Accumulated Depreciation	(486,690)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orange Villa Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Orange TX
Initial Cost to Company	97,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,948,490
Costs Capitalized Subsequent to Acquisition Improvements	17,468
Gross Amount Land	97,500
Gross Amount Buildings & Improvements	1,965,958
Gross Amount Accumulated Depreciation	(486,690)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Nursing and Rehab
City State	Orange TX
Initial Cost to Company	98,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,072,051
Costs Capitalized Subsequent to Acquisition Improvements	22,567
Gross Amount Land	98,500
Gross Amount Buildings & Improvements	2,094,618
Gross Amount Accumulated Depreciation	(535,694)
Year of Construction	1955
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Orange TX
Initial Cost to Company	98,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,072,051
Costs Capitalized Subsequent to Acquisition Improvements	22,567
Gross Amount Land	98,500
Gross Amount Buildings & Improvements	2,094,618
Gross Amount Accumulated Depreciation	(535,694)
Year of Construction	1955
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wheeler Nursing and Rehab
City State	Wheeler TX
Initial Cost to Company	17,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,369,290
Gross Amount Land	17,000
Gross Amount Buildings & Improvements	1,369,290
Gross Amount Accumulated Depreciation	(360,544)
Year of Construction	1982
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wheeler Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wheeler TX
Initial Cost to Company	17,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,369,290
Gross Amount Land	17,000
Gross Amount Buildings & Improvements	1,369,290
Gross Amount Accumulated Depreciation	(360,544)
Year of Construction	1982
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Pointe Nursing and Rehab
City State	Watauga TX
Initial Cost to Company	1,061,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,845,890
Gross Amount Land	1,061,000
Gross Amount Buildings & Improvements	3,845,890
Gross Amount Accumulated Depreciation	(881,609)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Pointe Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Watauga TX
Initial Cost to Company	1,061,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,845,890
Gross Amount Land	1,061,000
Gross Amount Buildings & Improvements	3,845,890
Gross Amount Accumulated Depreciation	(881,609)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
ABC Health Center
City State	Harrisonville MO
Initial Cost to Company	143,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,922,391
Costs Capitalized Subsequent to Acquisition Improvements	122,010
Gross Amount Land	143,500
Gross Amount Buildings & Improvements	2,044,401
Gross Amount Accumulated Depreciation	(451,064)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
ABC Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Harrisonville MO
Initial Cost to Company	143,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,922,391
Costs Capitalized Subsequent to Acquisition Improvements	122,010
Gross Amount Land	143,500
Gross Amount Buildings & Improvements	2,044,401
Gross Amount Accumulated Depreciation	(451,064)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Camden Health Center
City State	Harrisonville MO
Initial Cost to Company	189,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,531,961
Costs Capitalized Subsequent to Acquisition Improvements	68,462
Gross Amount Land	189,000
Gross Amount Buildings & Improvements	2,600,423
Gross Amount Accumulated Depreciation	(559,855)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Camden Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Harrisonville MO
Initial Cost to Company	189,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,531,961
Costs Capitalized Subsequent to Acquisition Improvements	68,462
Gross Amount Land	189,000
Gross Amount Buildings & Improvements	2,600,423
Gross Amount Accumulated Depreciation	(559,855)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Cedar Valley Health Center
City State	Rayton MO
Initial Cost to Company	252,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,375,981
Costs Capitalized Subsequent to Acquisition Improvements	58,200
Gross Amount Land	252,000
Gross Amount Buildings & Improvements	3,434,181
Gross Amount Accumulated Depreciation	(819,610)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Cedar Valley Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rayton MO
Initial Cost to Company	252,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,375,981
Costs Capitalized Subsequent to Acquisition Improvements	58,200
Gross Amount Land	252,000
Gross Amount Buildings & Improvements	3,434,181
Gross Amount Accumulated Depreciation	(819,610)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Monett Healthcare Center
City State	Monett MO
Initial Cost to Company	259,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,469,761
Costs Capitalized Subsequent to Acquisition Improvements	(26,381)
Gross Amount Land	259,000
Gross Amount Buildings & Improvements	3,443,380
Gross Amount Accumulated Depreciation	(795,952)
Year of Construction	1976
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Monett Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Monett MO
Initial Cost to Company	259,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,469,761
Costs Capitalized Subsequent to Acquisition Improvements	(26,381)
Gross Amount Land	259,000
Gross Amount Buildings & Improvements	3,443,380
Gross Amount Accumulated Depreciation	(795,952)
Year of Construction	1976
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
White Ridge Health Center
City State	Lee's Summit MO
Initial Cost to Company	292,250
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,914,964
Costs Capitalized Subsequent to Acquisition Improvements	32,514
Gross Amount Land	292,250
Gross Amount Buildings & Improvements	3,947,478
Gross Amount Accumulated Depreciation	(886,786)
Year of Construction	1986
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
White Ridge Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lee's Summit MO
Initial Cost to Company	292,250
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,914,964
Costs Capitalized Subsequent to Acquisition Improvements	32,514
Gross Amount Land	292,250
Gross Amount Buildings & Improvements	3,947,478
Gross Amount Accumulated Depreciation	(886,786)
Year of Construction	1986
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
The Orchards Rehab/Care Center
City State	Lewiston ID
Initial Cost to Company	201,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,319,316
Costs Capitalized Subsequent to Acquisition Improvements	505,634
Gross Amount Land	201,000
Gross Amount Buildings & Improvements	4,824,950
Gross Amount Accumulated Depreciation	(1,173,299)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
The Orchards Rehab/Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lewiston ID
Initial Cost to Company	201,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,319,316
Costs Capitalized Subsequent to Acquisition Improvements	505,634
Gross Amount Land	201,000
Gross Amount Buildings & Improvements	4,824,950
Gross Amount Accumulated Depreciation	(1,173,299)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen The Dalles Center
City State	The Dalles OR
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,831,789
Costs Capitalized Subsequent to Acquisition Improvements	91,952
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	3,923,741
Gross Amount Accumulated Depreciation	(841,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen The Dalles Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	The Dalles OR
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,831,789
Costs Capitalized Subsequent to Acquisition Improvements	91,952
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	3,923,741
Gross Amount Accumulated Depreciation	(841,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Vista Health Center
City State	LaGrande OR
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,783,790
Costs Capitalized Subsequent to Acquisition Improvements	248,354
Gross Amount Land	281,000
Gross Amount Buildings & Improvements	5,032,144
Gross Amount Accumulated Depreciation	(1,029,198)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Vista Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	LaGrande OR
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,783,790
Costs Capitalized Subsequent to Acquisition Improvements	248,354
Gross Amount Land	281,000
Gross Amount Buildings & Improvements	5,032,144
Gross Amount Accumulated Depreciation	(1,029,198)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center
City State	Colfax WA
Initial Cost to Company	231,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,271,162
Costs Capitalized Subsequent to Acquisition Improvements	38,289
Gross Amount Land	231,000
Gross Amount Buildings & Improvements	6,309,451
Gross Amount Accumulated Depreciation	(1,287,203)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Colfax WA
Initial Cost to Company	231,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,271,162
Costs Capitalized Subsequent to Acquisition Improvements	38,289
Gross Amount Land	231,000
Gross Amount Buildings & Improvements	6,309,451
Gross Amount Accumulated Depreciation	(1,287,203)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center
City State	Youngtown AZ
Initial Cost to Company	101,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,939,835
Costs Capitalized Subsequent to Acquisition Improvements	169,696
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,634,700)
Gross Amount Land	4,550
Gross Amount Buildings & Improvements	571,581
Gross Amount Accumulated Depreciation	(479,533)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Youngtown AZ
Initial Cost to Company	101,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,939,835
Costs Capitalized Subsequent to Acquisition Improvements	169,696
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,634,700)
Gross Amount Land	4,550
Gross Amount Buildings & Improvements	571,581
Gross Amount Accumulated Depreciation	(479,533)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gilmer Care Center
City State	Gilmer TX
Initial Cost to Company	257,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,992,894
Costs Capitalized Subsequent to Acquisition Improvements	362,306
Gross Amount Land	257,000
Gross Amount Buildings & Improvements	3,355,200
Gross Amount Accumulated Depreciation	(725,838)
Year of Construction	1967
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gilmer Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gilmer TX
Initial Cost to Company	257,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,992,894
Costs Capitalized Subsequent to Acquisition Improvements	362,306
Gross Amount Land	257,000
Gross Amount Buildings & Improvements	3,355,200
Gross Amount Accumulated Depreciation	(725,838)
Year of Construction	1967
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab Center
City State	Columbus WI
Initial Cost to Company	352,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,476,920
Costs Capitalized Subsequent to Acquisition Improvements	301,848
Gross Amount Land	352,000
Gross Amount Buildings & Improvements	3,778,768
Gross Amount Accumulated Depreciation	(761,893)
Year of Construction	1950
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Columbus WI
Initial Cost to Company	352,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,476,920
Costs Capitalized Subsequent to Acquisition Improvements	301,848
Gross Amount Land	352,000
Gross Amount Buildings & Improvements	3,778,768
Gross Amount Accumulated Depreciation	(761,893)
Year of Construction	1950
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
San Juan Rehab and Care Center
City State	Anacortes WA
Initial Cost to Company	625,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,184,855
Costs Capitalized Subsequent to Acquisition Improvements	2,041,630
Gross Amount Land	625,000
Gross Amount Buildings & Improvements	3,226,485
Gross Amount Accumulated Depreciation	(713,654)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
San Juan Rehab and Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Anacortes WA
Initial Cost to Company	625,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,184,855
Costs Capitalized Subsequent to Acquisition Improvements	2,041,630
Gross Amount Land	625,000
Gross Amount Buildings & Improvements	3,226,485
Gross Amount Accumulated Depreciation	(713,654)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Faribault
City State	Faribault MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,484,598
Costs Capitalized Subsequent to Acquisition Improvements	102,124
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,586,722
Gross Amount Accumulated Depreciation	(411,328)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Faribault | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Faribault MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,484,598
Costs Capitalized Subsequent to Acquisition Improvements	102,124
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,586,722
Gross Amount Accumulated Depreciation	(411,328)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Owatonna
City State	Owatonna MN
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,321,296
Costs Capitalized Subsequent to Acquisition Improvements	(19,308)
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,301,988
Gross Amount Accumulated Depreciation	(544,998)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Owatonna | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Owatonna MN
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,321,296
Costs Capitalized Subsequent to Acquisition Improvements	(19,308)
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,301,988
Gross Amount Accumulated Depreciation	(544,998)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Willmar
City State	Wilmar MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,341,155
Costs Capitalized Subsequent to Acquisition Improvements	19,645
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,360,800
Gross Amount Accumulated Depreciation	(327,063)
Year of Construction	1998
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Willmar | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wilmar MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,341,155
Costs Capitalized Subsequent to Acquisition Improvements	19,645
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,360,800
Gross Amount Accumulated Depreciation	(327,063)
Year of Construction	1998
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Florence Heights
City State	Omaha NE
Initial Cost to Company	413,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,516,247
Costs Capitalized Subsequent to Acquisition Improvements	4,352
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(742,383)
Gross Amount Land	310,538
Gross Amount Buildings & Improvements	2,880,678
Gross Amount Accumulated Depreciation	(941,217)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Florence Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Omaha NE
Initial Cost to Company	413,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,516,247
Costs Capitalized Subsequent to Acquisition Improvements	4,352
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(742,383)
Gross Amount Land	310,538
Gross Amount Buildings & Improvements	2,880,678
Gross Amount Accumulated Depreciation	(941,217)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Ogden
City State	Ogden UT
Initial Cost to Company	233,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,478,450
Costs Capitalized Subsequent to Acquisition Improvements	600,246
Gross Amount Land	233,800
Gross Amount Buildings & Improvements	5,078,696
Gross Amount Accumulated Depreciation	(1,018,039)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Ogden | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ogden UT
Initial Cost to Company	233,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,478,450
Costs Capitalized Subsequent to Acquisition Improvements	600,246
Gross Amount Land	233,800
Gross Amount Buildings & Improvements	5,078,696
Gross Amount Accumulated Depreciation	(1,018,039)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Prescott Manor Nursing Center
City State	Prescott AR
Initial Cost to Company	43,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,461,860
Costs Capitalized Subsequent to Acquisition Improvements	209,056
Gross Amount Land	43,500
Gross Amount Buildings & Improvements	1,670,916
Gross Amount Accumulated Depreciation	(479,048)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Prescott Manor Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Prescott AR
Initial Cost to Company	43,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,461,860
Costs Capitalized Subsequent to Acquisition Improvements	209,056
Gross Amount Land	43,500
Gross Amount Buildings & Improvements	1,670,916
Gross Amount Accumulated Depreciation	(479,048)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Star City Nursing Center
City State	Star City AR
Initial Cost to Company	28,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,068,891
Costs Capitalized Subsequent to Acquisition Improvements	80,125
Gross Amount Land	28,000
Gross Amount Buildings & Improvements	1,149,016
Gross Amount Accumulated Depreciation	(265,375)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Star City Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Star City AR
Initial Cost to Company	28,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,068,891
Costs Capitalized Subsequent to Acquisition Improvements	80,125
Gross Amount Land	28,000
Gross Amount Buildings & Improvements	1,149,016
Gross Amount Accumulated Depreciation	(265,375)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westview Manor of Peabody
City State	Peabody KS
Initial Cost to Company	22,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,177
Costs Capitalized Subsequent to Acquisition Improvements	137,682
Gross Amount Land	22,000
Gross Amount Buildings & Improvements	639,859
Gross Amount Accumulated Depreciation	(119,708)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westview Manor of Peabody | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Peabody KS
Initial Cost to Company	22,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,177
Costs Capitalized Subsequent to Acquisition Improvements	137,682
Gross Amount Land	22,000
Gross Amount Buildings & Improvements	639,859
Gross Amount Accumulated Depreciation	(119,708)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Extended Care Center
City State	Benton Harbor MI
Initial Cost to Company	166,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,185,496
Costs Capitalized Subsequent to Acquisition Improvements	439,904
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(491,113)
Gross Amount Land	138,744
Gross Amount Buildings & Improvements	3,161,543
Gross Amount Accumulated Depreciation	(778,747)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Extended Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Benton Harbor MI
Initial Cost to Company	166,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,185,496
Costs Capitalized Subsequent to Acquisition Improvements	439,904
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(491,113)
Gross Amount Land	138,744
Gross Amount Buildings & Improvements	3,161,543
Gross Amount Accumulated Depreciation	(778,747)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Marysville Care Center
City State	Marysville CA
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,319,608
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,600,608)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Marysville Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Marysville CA
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,319,608
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,600,608)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Yuba City Care Center
City State	Yuba City CA
Initial Cost to Company	177,385
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,129,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,306,969)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Yuba City Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Yuba City CA
Initial Cost to Company	177,385
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,129,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,306,969)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Lexington Care Center
City State	Lexington MO
Initial Cost to Company	151,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,943,170
Costs Capitalized Subsequent to Acquisition Improvements	325,142
Gross Amount Land	151,000
Gross Amount Buildings & Improvements	3,268,312
Gross Amount Accumulated Depreciation	(772,950)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Lexington Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lexington MO
Initial Cost to Company	151,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,943,170
Costs Capitalized Subsequent to Acquisition Improvements	325,142
Gross Amount Land	151,000
Gross Amount Buildings & Improvements	3,268,312
Gross Amount Accumulated Depreciation	(772,950)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Falls Care Center
City State	Twin Falls ID
Initial Cost to Company	448,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,144,793
Gross Amount Land	448,000
Gross Amount Buildings & Improvements	5,144,793
Gross Amount Accumulated Depreciation	(1,162,858)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Falls Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Twin Falls ID
Initial Cost to Company	448,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,144,793
Gross Amount Land	448,000
Gross Amount Buildings & Improvements	5,144,793
Gross Amount Accumulated Depreciation	(1,162,858)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gordon Lane Care Center
City State	Fullerton CA
Initial Cost to Company	2,982,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,648,346
Gross Amount Land	2,982,000
Gross Amount Buildings & Improvements	3,648,346
Gross Amount Accumulated Depreciation	(810,876)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gordon Lane Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fullerton CA
Initial Cost to Company	2,982,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,648,346
Gross Amount Land	2,982,000
Gross Amount Buildings & Improvements	3,648,346
Gross Amount Accumulated Depreciation	(810,876)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sierra View Care Center
City State	Baldwin Park CA
Initial Cost to Company	868,400
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,748,141
Costs Capitalized Subsequent to Acquisition Improvements	6,377
Gross Amount Land	868,400
Gross Amount Buildings & Improvements	1,754,518
Gross Amount Accumulated Depreciation	(449,472)
Year of Construction	1938
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sierra View Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Baldwin Park CA
Initial Cost to Company	868,400
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,748,141
Costs Capitalized Subsequent to Acquisition Improvements	6,377
Gross Amount Land	868,400
Gross Amount Buildings & Improvements	1,754,518
Gross Amount Accumulated Depreciation	(449,472)
Year of Construction	1938
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Maria Care Center
City State	Long Beach CA
Initial Cost to Company	139,600
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	766,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(906,378)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Maria Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Long Beach CA
Initial Cost to Company	139,600
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	766,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(906,378)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
High Street Care Center
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	684,695
Costs Capitalized Subsequent to Acquisition Improvements	11,776
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	696,471
Gross Amount Accumulated Depreciation	(162,108)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
High Street Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	684,695
Costs Capitalized Subsequent to Acquisition Improvements	11,776
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	696,471
Gross Amount Accumulated Depreciation	(162,108)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
MacArthur Care Center
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,415,776
Costs Capitalized Subsequent to Acquisition Improvements	(11,776)
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	1,404,000
Gross Amount Accumulated Depreciation	(441,460)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
MacArthur Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,415,776
Costs Capitalized Subsequent to Acquisition Improvements	(11,776)
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	1,404,000
Gross Amount Accumulated Depreciation	(441,460)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pomona Vista Alzheimer's Center
City State	Ponoma CA
Initial Cost to Company	403,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	954,853
Gross Amount Land	403,000
Gross Amount Buildings & Improvements	954,853
Gross Amount Accumulated Depreciation	(247,312)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pomona Vista Alzheimer's Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ponoma CA
Initial Cost to Company	403,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	954,853
Gross Amount Land	403,000
Gross Amount Buildings & Improvements	954,853
Gross Amount Accumulated Depreciation	(247,312)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Rose Convalescent Hospital
City State	Baldwin Park CA
Initial Cost to Company	1,308,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	486,043
Gross Amount Land	1,308,000
Gross Amount Buildings & Improvements	486,043
Gross Amount Accumulated Depreciation	(146,130)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Rose Convalescent Hospital | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Baldwin Park CA
Initial Cost to Company	1,308,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	486,043
Gross Amount Land	1,308,000
Gross Amount Buildings & Improvements	486,043
Gross Amount Accumulated Depreciation	(146,130)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Oaks Nursing Center
City State	Ponoma CA
Initial Cost to Company	1,393,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,426,180
Gross Amount Land	1,393,000
Gross Amount Buildings & Improvements	2,426,180
Gross Amount Accumulated Depreciation	(555,496)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Oaks Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ponoma CA
Initial Cost to Company	1,393,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,426,180
Gross Amount Land	1,393,000
Gross Amount Buildings & Improvements	2,426,180
Gross Amount Accumulated Depreciation	(555,496)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Nursing/Rehab Center
City State	Effingham IL
Initial Cost to Company	317,388
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,461,794
Gross Amount Land	317,388
Gross Amount Buildings & Improvements	3,461,794
Gross Amount Accumulated Depreciation	(807,416)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Effingham IL
Initial Cost to Company	317,388
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,461,794
Gross Amount Land	317,388
Gross Amount Buildings & Improvements	3,461,794
Gross Amount Accumulated Depreciation	(807,416)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Hutchinson
City State	Hutchinson KS
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,546,991
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	2,546,991
Gross Amount Accumulated Depreciation	(619,799)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Hutchinson | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hutchinson KS
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,546,991
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	2,546,991
Gross Amount Accumulated Depreciation	(619,799)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Northridge Healthcare/Rehab
City State	Little Rock AR
Initial Cost to Company	465,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,011,597
Costs Capitalized Subsequent to Acquisition Improvements	55,321
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,531,918)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Northridge Healthcare/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	465,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,011,597
Costs Capitalized Subsequent to Acquisition Improvements	55,321
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,531,918)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Doctors Nursing and Rehab Center
City State	Salem IL
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,663,792
Costs Capitalized Subsequent to Acquisition Improvements	900,000
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	5,563,792
Gross Amount Accumulated Depreciation	(1,129,755)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Doctors Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Salem IL
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,663,792
Costs Capitalized Subsequent to Acquisition Improvements	900,000
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	5,563,792
Gross Amount Accumulated Depreciation	(1,129,755)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Hills Health/Rehab
City State	Little Rock AR
Initial Cost to Company	270,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,006,007
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(4,276,007)
Year of Construction	1979
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Hills Health/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	270,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,006,007
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(4,276,007)
Year of Construction	1979
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Richland Hills
City State	North Richland Hills TX
Initial Cost to Company	980,458
Costs Capitalized Subsequent to Acquisition Improvements	5,067,466
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(6,047,924)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Richland Hills | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	North Richland Hills TX
Initial Cost to Company	980,458
Costs Capitalized Subsequent to Acquisition Improvements	5,067,466
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(6,047,924)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Chenal Heights
City State	Little Rock AR
Initial Cost to Company	1,411,446
Costs Capitalized Subsequent to Acquisition Improvements	7,330,169
Gross Amount Land	1,411,446
Gross Amount Buildings & Improvements	7,330,169
Gross Amount Accumulated Depreciation	(1,348,438)
Year of Construction	2008
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Chenal Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	1,411,446
Costs Capitalized Subsequent to Acquisition Improvements	7,330,169
Gross Amount Land	1,411,446
Gross Amount Buildings & Improvements	7,330,169
Gross Amount Accumulated Depreciation	(1,348,438)
Year of Construction	2008
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Willis Nursing and Rehab
City State	Willis TX
Initial Cost to Company	212,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,407,367
Gross Amount Land	212,000
Gross Amount Buildings & Improvements	2,407,367
Gross Amount Accumulated Depreciation	(456,924)
Year of Construction	1975
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Willis Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Willis TX
Initial Cost to Company	212,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,407,367
Gross Amount Land	212,000
Gross Amount Buildings & Improvements	2,407,367
Gross Amount Accumulated Depreciation	(456,924)
Year of Construction	1975
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanchette Place Care Center
City State	St. Charles MO
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,777,312
Costs Capitalized Subsequent to Acquisition Improvements	3,586
Gross Amount Land	1,300,000
Gross Amount Buildings & Improvements	10,780,898
Gross Amount Accumulated Depreciation	(1,856,609)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanchette Place Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	St. Charles MO
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,777,312
Costs Capitalized Subsequent to Acquisition Improvements	3,586
Gross Amount Land	1,300,000
Gross Amount Buildings & Improvements	10,780,898
Gross Amount Accumulated Depreciation	(1,856,609)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Cathedral Gardens Care Center
City State	St. Louis MO
Initial Cost to Company	1,600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,524,876
Costs Capitalized Subsequent to Acquisition Improvements	51,229
Gross Amount Land	1,600,000
Gross Amount Buildings & Improvements	9,576,105
Gross Amount Accumulated Depreciation	(1,698,129)
Year of Construction	1979
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Cathedral Gardens Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	St. Louis MO
Initial Cost to Company	1,600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,524,876
Costs Capitalized Subsequent to Acquisition Improvements	51,229
Gross Amount Land	1,600,000
Gross Amount Buildings & Improvements	9,576,105
Gross Amount Accumulated Depreciation	(1,698,129)
Year of Construction	1979
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Park Skilled Care
City State	Rolla MO
Initial Cost to Company	1,200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,840,918
Costs Capitalized Subsequent to Acquisition Improvements	775,182
Gross Amount Land	1,200,000
Gross Amount Buildings & Improvements	8,616,100
Gross Amount Accumulated Depreciation	(1,330,566)
Year of Construction	1993
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Park Skilled Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rolla MO
Initial Cost to Company	1,200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,840,918
Costs Capitalized Subsequent to Acquisition Improvements	775,182
Gross Amount Land	1,200,000
Gross Amount Buildings & Improvements	8,616,100
Gross Amount Accumulated Depreciation	(1,330,566)
Year of Construction	1993
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Forest Skilled Care
City State	Ballwin MO
Initial Cost to Company	550,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,995,129
Costs Capitalized Subsequent to Acquisition Improvements	42,870
Gross Amount Land	550,000
Gross Amount Buildings & Improvements	4,037,999
Gross Amount Accumulated Depreciation	(718,435)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Forest Skilled Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ballwin MO
Initial Cost to Company	550,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,995,129
Costs Capitalized Subsequent to Acquisition Improvements	42,870
Gross Amount Land	550,000
Gross Amount Buildings & Improvements	4,037,999
Gross Amount Accumulated Depreciation	(718,435)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Care and Rehab
City State	Olney IL
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,484,264
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	2,484,264
Gross Amount Accumulated Depreciation	(497,646)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Care and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Olney IL
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,484,264
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	2,484,264
Gross Amount Accumulated Depreciation	(497,646)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Bonham Nursing and Rehab
City State	Bonham TX
Initial Cost to Company	76,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,849
Gross Amount Land	76,000
Gross Amount Buildings & Improvements	1,129,849
Gross Amount Accumulated Depreciation	(202,688)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Bonham Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bonham TX
Initial Cost to Company	76,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,849
Gross Amount Land	76,000
Gross Amount Buildings & Improvements	1,129,849
Gross Amount Accumulated Depreciation	(202,688)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab
City State	Columbus TX
Initial Cost to Company	150,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,808,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,958,552)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Columbus TX
Initial Cost to Company	150,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,808,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,958,552)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Denison Nursing and Rehab
City State	Denison TX
Initial Cost to Company	178,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,945,000
Gross Amount Land	178,000
Gross Amount Buildings & Improvements	1,945,000
Gross Amount Accumulated Depreciation	(350,737)
Year of Construction	1958
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Denison Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Denison TX
Initial Cost to Company	178,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,945,000
Gross Amount Land	178,000
Gross Amount Buildings & Improvements	1,945,000
Gross Amount Accumulated Depreciation	(350,737)
Year of Construction	1958
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Falfurrias Nursing and Rehab
City State	Falfurias TX
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,065,000
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,065,000
Gross Amount Accumulated Depreciation	(209,239)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Falfurrias Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Falfurias TX
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,065,000
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,065,000
Gross Amount Accumulated Depreciation	(209,239)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Houston Nursing and Rehab
City State	Houston TX
Initial Cost to Company	228,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,451,893
Costs Capitalized Subsequent to Acquisition Improvements	39,464
Gross Amount Land	228,000
Gross Amount Buildings & Improvements	2,491,357
Gross Amount Accumulated Depreciation	(441,065)
Year of Construction	1976
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Houston Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Houston TX
Initial Cost to Company	228,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,451,893
Costs Capitalized Subsequent to Acquisition Improvements	39,464
Gross Amount Land	228,000
Gross Amount Buildings & Improvements	2,491,357
Gross Amount Accumulated Depreciation	(441,065)
Year of Construction	1976
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Kleburg County Nursing/Rehab
City State	Kingsville TX
Initial Cost to Company	315,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,688,676
Costs Capitalized Subsequent to Acquisition Improvements	594,778
Gross Amount Land	315,000
Gross Amount Buildings & Improvements	4,283,454
Gross Amount Accumulated Depreciation	(664,566)
Year of Construction	1947
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Kleburg County Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Kingsville TX
Initial Cost to Company	315,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,688,676
Costs Capitalized Subsequent to Acquisition Improvements	594,778
Gross Amount Land	315,000
Gross Amount Buildings & Improvements	4,283,454
Gross Amount Accumulated Depreciation	(664,566)
Year of Construction	1947
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Terry Haven Nursing and Rehab
City State	Mount Vernon TX
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,970,861
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	1,970,861
Gross Amount Accumulated Depreciation	(386,090)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Terry Haven Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mount Vernon TX
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,970,861
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	1,970,861
Gross Amount Accumulated Depreciation	(386,090)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Mansfield
City State	Mansfield OH
Initial Cost to Company	146,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,689,968
Costs Capitalized Subsequent to Acquisition Improvements	15,748
Gross Amount Land	146,000
Gross Amount Buildings & Improvements	2,705,716
Gross Amount Accumulated Depreciation	(450,288)
Year of Construction	1980
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Mansfield | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mansfield OH
Initial Cost to Company	146,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,689,968
Costs Capitalized Subsequent to Acquisition Improvements	15,748
Gross Amount Land	146,000
Gross Amount Buildings & Improvements	2,705,716
Gross Amount Accumulated Depreciation	(450,288)
Year of Construction	1980
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Clarkston Care Center
City State	Clarkston WA
Initial Cost to Company	161,633
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,038,367
Costs Capitalized Subsequent to Acquisition Improvements	5,514,068
Gross Amount Land	161,633
Gross Amount Buildings & Improvements	12,552,435
Gross Amount Accumulated Depreciation	(1,629,385)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Clarkston Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Clarkston WA
Initial Cost to Company	161,633
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,038,367
Costs Capitalized Subsequent to Acquisition Improvements	5,514,068
Gross Amount Land	161,633
Gross Amount Buildings & Improvements	12,552,435
Gross Amount Accumulated Depreciation	(1,629,385)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Terrace Nursing Center
City State	Camas WA
Initial Cost to Company	592,776
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,921,159
Costs Capitalized Subsequent to Acquisition Improvements	6,257,608
Gross Amount Land	592,776
Gross Amount Buildings & Improvements	10,178,767
Gross Amount Accumulated Depreciation	(1,202,776)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Terrace Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Camas WA
Initial Cost to Company	592,776
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,921,159
Costs Capitalized Subsequent to Acquisition Improvements	6,257,608
Gross Amount Land	592,776
Gross Amount Buildings & Improvements	10,178,767
Gross Amount Accumulated Depreciation	(1,202,776)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Rehabilitation Center
City State	Richland WA
Initial Cost to Company	693,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,307,000
Costs Capitalized Subsequent to Acquisition Improvements	145,819
Gross Amount Land	693,000
Gross Amount Buildings & Improvements	9,452,819
Gross Amount Accumulated Depreciation	(1,562,767)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Richland WA
Initial Cost to Company	693,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,307,000
Costs Capitalized Subsequent to Acquisition Improvements	145,819
Gross Amount Land	693,000
Gross Amount Buildings & Improvements	9,452,819
Gross Amount Accumulated Depreciation	(1,562,767)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Milton-Freewater Center
City State	Milton Freewater OR
Initial Cost to Company	700,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,403,570
Gross Amount Land	700,000
Gross Amount Buildings & Improvements	5,403,570
Gross Amount Accumulated Depreciation	(971,800)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Milton-Freewater Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Milton Freewater OR
Initial Cost to Company	700,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,403,570
Gross Amount Land	700,000
Gross Amount Buildings & Improvements	5,403,570
Gross Amount Accumulated Depreciation	(971,800)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Douglas Rehab and Care Center
City State	Matoon IL
Initial Cost to Company	250,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,390,779
Costs Capitalized Subsequent to Acquisition Improvements	1,248,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(13,246)
Gross Amount Land	250,000
Gross Amount Buildings & Improvements	3,626,311
Gross Amount Accumulated Depreciation	(456,150)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Douglas Rehab and Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Matoon IL
Initial Cost to Company	250,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,390,779
Costs Capitalized Subsequent to Acquisition Improvements	1,248,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(13,246)
Gross Amount Land	250,000
Gross Amount Buildings & Improvements	3,626,311
Gross Amount Accumulated Depreciation	(456,150)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillside Living Center
City State	Yorkville IL
Initial Cost to Company	560,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,073,603
Costs Capitalized Subsequent to Acquisition Improvements	1
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,168)
Gross Amount Land	560,000
Gross Amount Buildings & Improvements	3,070,436
Gross Amount Accumulated Depreciation	(597,477)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillside Living Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Yorkville IL
Initial Cost to Company	560,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,073,603
Costs Capitalized Subsequent to Acquisition Improvements	1
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,168)
Gross Amount Land	560,000
Gross Amount Buildings & Improvements	3,070,436
Gross Amount Accumulated Depreciation	(597,477)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Arbor View Nursing / Rehab Center
City State	Zion IL
Initial Cost to Company	147,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,235,290
Costs Capitalized Subsequent to Acquisition Improvements	130,209
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(5,512,500)
Gross Amount Buildings & Improvements	(1)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Arbor View Nursing / Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Zion IL
Initial Cost to Company	147,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,235,290
Costs Capitalized Subsequent to Acquisition Improvements	130,209
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(5,512,500)
Gross Amount Buildings & Improvements	(1)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Ashford Hall
City State	Irving TX
Initial Cost to Company	1,746,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,418,567
Costs Capitalized Subsequent to Acquisition Improvements	113,706
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(142,702)
Gross Amount Land	1,746,000
Gross Amount Buildings & Improvements	11,389,571
Gross Amount Accumulated Depreciation	(1,963,546)
Year of Construction	1964
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Ashford Hall | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Irving TX
Initial Cost to Company	1,746,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,418,567
Costs Capitalized Subsequent to Acquisition Improvements	113,706
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(142,702)
Gross Amount Land	1,746,000
Gross Amount Buildings & Improvements	11,389,571
Gross Amount Accumulated Depreciation	(1,963,546)
Year of Construction	1964
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Belmont Nursing and Rehab Center
City State	Madison WI
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,861,061
Costs Capitalized Subsequent to Acquisition Improvements	6,207
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	1,867,268
Gross Amount Accumulated Depreciation	(396,012)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Belmont Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Madison WI
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,861,061
Costs Capitalized Subsequent to Acquisition Improvements	6,207
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	1,867,268
Gross Amount Accumulated Depreciation	(396,012)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blue Ash Nursing and Rehab Center
City State	Cincinnati OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,278,450
Costs Capitalized Subsequent to Acquisition Improvements	447,530
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(90,000)
Gross Amount Land	123,200
Gross Amount Buildings & Improvements	6,637,780
Gross Amount Accumulated Depreciation	(1,353,591)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blue Ash Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cincinnati OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,278,450
Costs Capitalized Subsequent to Acquisition Improvements	447,530
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(90,000)
Gross Amount Land	123,200
Gross Amount Buildings & Improvements	6,637,780
Gross Amount Accumulated Depreciation	(1,353,591)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
West Chester Nursing/Rehab Center
City State	West Chester OH
Initial Cost to Company	375,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,663,460
Costs Capitalized Subsequent to Acquisition Improvements	368,689
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,554,657)
Gross Amount Land	94,855
Gross Amount Buildings & Improvements	2,757,637
Gross Amount Accumulated Depreciation	(1,107,494)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
West Chester Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	West Chester OH
Initial Cost to Company	375,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,663,460
Costs Capitalized Subsequent to Acquisition Improvements	368,689
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,554,657)
Gross Amount Land	94,855
Gross Amount Buildings & Improvements	2,757,637
Gross Amount Accumulated Depreciation	(1,107,494)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Wilmington Nursing/Rehab Center
City State	Willmington OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,078,450
Costs Capitalized Subsequent to Acquisition Improvements	472,388
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	6,550,838
Gross Amount Accumulated Depreciation	(1,312,900)
Year of Construction	1951
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Wilmington Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Willmington OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,078,450
Costs Capitalized Subsequent to Acquisition Improvements	472,388
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	6,550,838
Gross Amount Accumulated Depreciation	(1,312,900)
Year of Construction	1951
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Extended Care Hospital of Riverside
City State	Riverside CA
Initial Cost to Company	1,091,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,646,826
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(26,375)
Gross Amount Land	1,091,000
Gross Amount Buildings & Improvements	5,620,451
Gross Amount Accumulated Depreciation	(1,469,592)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Extended Care Hospital of Riverside | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Riverside CA
Initial Cost to Company	1,091,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,646,826
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(26,375)
Gross Amount Land	1,091,000
Gross Amount Buildings & Improvements	5,620,451
Gross Amount Accumulated Depreciation	(1,469,592)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Manor
City State	Monterey Park CA
Initial Cost to Company	1,585,508
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,274,154
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(23,200)
Gross Amount Land	1,585,508
Gross Amount Buildings & Improvements	9,250,954
Gross Amount Accumulated Depreciation	(2,143,023)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Monterey Park CA
Initial Cost to Company	1,585,508
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,274,154
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(23,200)
Gross Amount Land	1,585,508
Gross Amount Buildings & Improvements	9,250,954
Gross Amount Accumulated Depreciation	(2,143,023)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
French Park Care Center
City State	Santa Ana CA
Initial Cost to Company	1,076,447
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,983,614
Costs Capitalized Subsequent to Acquisition Improvements	596,442
Gross Amount Land	1,076,447
Gross Amount Buildings & Improvements	6,580,056
Gross Amount Accumulated Depreciation	(1,133,944)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
French Park Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Santa Ana CA
Initial Cost to Company	1,076,447
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,983,614
Costs Capitalized Subsequent to Acquisition Improvements	596,442
Gross Amount Land	1,076,447
Gross Amount Buildings & Improvements	6,580,056
Gross Amount Accumulated Depreciation	(1,133,944)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
North Valley Nursing Center
City State	Tujunga CA
Initial Cost to Company	613,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,031,473
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(25,382)
Gross Amount Land	613,800
Gross Amount Buildings & Improvements	5,006,091
Gross Amount Accumulated Depreciation	(1,035,817)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
North Valley Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Tujunga CA
Initial Cost to Company	613,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,031,473
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(25,382)
Gross Amount Land	613,800
Gross Amount Buildings & Improvements	5,006,091
Gross Amount Accumulated Depreciation	(1,035,817)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Rancho Bernardo Care Center
City State	San Diego CA
Initial Cost to Company	1,425,347
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,652,911
Costs Capitalized Subsequent to Acquisition Improvements	65,349
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(57,067)
Gross Amount Land	1,425,347
Gross Amount Buildings & Improvements	9,661,193
Gross Amount Accumulated Depreciation	(1,729,787)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Rancho Bernardo Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	San Diego CA
Initial Cost to Company	1,425,347
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,652,911
Costs Capitalized Subsequent to Acquisition Improvements	65,349
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(57,067)
Gross Amount Land	1,425,347
Gross Amount Buildings & Improvements	9,661,193
Gross Amount Accumulated Depreciation	(1,729,787)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Austin Nursing Center
City State	Austin TX
Initial Cost to Company	1,501,040
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,504,643
Costs Capitalized Subsequent to Acquisition Improvements	1,725,687
Gross Amount Land	1,501,040
Gross Amount Buildings & Improvements	6,230,330
Gross Amount Accumulated Depreciation	(753,699)
Year of Construction	2007
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Austin Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Austin TX
Initial Cost to Company	1,501,040
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,504,643
Costs Capitalized Subsequent to Acquisition Improvements	1,725,687
Gross Amount Land	1,501,040
Gross Amount Buildings & Improvements	6,230,330
Gross Amount Accumulated Depreciation	(753,699)
Year of Construction	2007
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Dove Hill Care Center and Villas
City State	Hamilton TX
Initial Cost to Company	58,397
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,781,296
Gross Amount Land	58,397
Gross Amount Buildings & Improvements	5,781,296
Gross Amount Accumulated Depreciation	(865,917)
Year of Construction	1998
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Dove Hill Care Center and Villas | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hamilton TX
Initial Cost to Company	58,397
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,781,296
Gross Amount Land	58,397
Gross Amount Buildings & Improvements	5,781,296
Gross Amount Accumulated Depreciation	(865,917)
Year of Construction	1998
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Medford
City State	Medford MA
Initial Cost to Company	2,365,610
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,612,915
Costs Capitalized Subsequent to Acquisition Improvements	291,913
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(9,270,437)
Gross Amount Buildings & Improvements	1
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Medford | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Medford MA
Initial Cost to Company	2,365,610
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,612,915
Costs Capitalized Subsequent to Acquisition Improvements	291,913
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(9,270,437)
Gross Amount Buildings & Improvements	1
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Ambler
City State	Ambler PA
Initial Cost to Company	370,010
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,111,673
Costs Capitalized Subsequent to Acquisition Improvements	(652,999)
Gross Amount Land	370,010
Gross Amount Buildings & Improvements	4,458,674
Gross Amount Accumulated Depreciation	(693,396)
Year of Construction	1963
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Ambler | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ambler PA
Initial Cost to Company	370,010
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,111,673
Costs Capitalized Subsequent to Acquisition Improvements	(652,999)
Gross Amount Land	370,010
Gross Amount Buildings & Improvements	4,458,674
Gross Amount Accumulated Depreciation	(693,396)
Year of Construction	1963
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Broomall
City State	Broomall PA
Initial Cost to Company	607,870
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,930,013
Costs Capitalized Subsequent to Acquisition Improvements	590,503
Gross Amount Land	607,870
Gross Amount Buildings & Improvements	4,520,516
Gross Amount Accumulated Depreciation	(777,066)
Year of Construction	1955
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Broomall | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Broomall PA
Initial Cost to Company	607,870
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,930,013
Costs Capitalized Subsequent to Acquisition Improvements	590,503
Gross Amount Land	607,870
Gross Amount Buildings & Improvements	4,520,516
Gross Amount Accumulated Depreciation	(777,066)
Year of Construction	1955
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Bryn Mawr
City State	Bryn Mawr PA
Initial Cost to Company	708,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,352,474
Costs Capitalized Subsequent to Acquisition Improvements	1,468,774
Gross Amount Land	708,300
Gross Amount Buildings & Improvements	7,821,248
Gross Amount Accumulated Depreciation	(1,171,986)
Year of Construction	1972
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Bryn Mawr | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bryn Mawr PA
Initial Cost to Company	708,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,352,474
Costs Capitalized Subsequent to Acquisition Improvements	1,468,774
Gross Amount Land	708,300
Gross Amount Buildings & Improvements	7,821,248
Gross Amount Accumulated Depreciation	(1,171,986)
Year of Construction	1972
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Julia Ribaudo
City State	Lake Ariel PA
Initial Cost to Company	369,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,559,765
Costs Capitalized Subsequent to Acquisition Improvements	730,412
Gross Amount Land	369,050
Gross Amount Buildings & Improvements	8,290,177
Gross Amount Accumulated Depreciation	(1,339,352)
Year of Construction	1980
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Julia Ribaudo | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lake Ariel PA
Initial Cost to Company	369,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,559,765
Costs Capitalized Subsequent to Acquisition Improvements	730,412
Gross Amount Land	369,050
Gross Amount Buildings & Improvements	8,290,177
Gross Amount Accumulated Depreciation	(1,339,352)
Year of Construction	1980
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Good Samaritan Nursing Home
City State	Avon OH
Initial Cost to Company	393,813
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,856,210
Costs Capitalized Subsequent to Acquisition Improvements	108,495
Gross Amount Land	393,813
Gross Amount Buildings & Improvements	8,964,705
Gross Amount Accumulated Depreciation	(1,575,023)
Year of Construction	1964
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Good Samaritan Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Avon OH
Initial Cost to Company	393,813
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,856,210
Costs Capitalized Subsequent to Acquisition Improvements	108,495
Gross Amount Land	393,813
Gross Amount Buildings & Improvements	8,964,705
Gross Amount Accumulated Depreciation	(1,575,023)
Year of Construction	1964
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Belleville Illinois
City State	Belleville IL
Initial Cost to Company	670,481
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,431,286
Gross Amount Land	670,481
Gross Amount Buildings & Improvements	3,431,286
Gross Amount Accumulated Depreciation	(522,068)
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Belleville Illinois | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Belleville IL
Initial Cost to Company	670,481
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,431,286
Gross Amount Land	670,481
Gross Amount Buildings & Improvements	3,431,286
Gross Amount Accumulated Depreciation	(522,068)
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Homestead Various Leases
City State	TX
Initial Cost to Company	345,197
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,352,982
Costs Capitalized Subsequent to Acquisition Improvements	5,504
Gross Amount Land	345,197
Gross Amount Buildings & Improvements	4,358,486
Gross Amount Accumulated Depreciation	(673,347)
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Homestead Various Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	TX
Initial Cost to Company	345,197
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,352,982
Costs Capitalized Subsequent to Acquisition Improvements	5,504
Gross Amount Land	345,197
Gross Amount Buildings & Improvements	4,358,486
Gross Amount Accumulated Depreciation	(673,347)
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Byrd Haven Nursing Home
City State	Searcy AR
Initial Cost to Company	772,501
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,413,388
Costs Capitalized Subsequent to Acquisition Improvements	131,823
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,897,763)
Gross Amount Land	49,279
Gross Amount Buildings & Improvements	1,370,670
Gross Amount Accumulated Depreciation	(419,949)
Year of Construction	1961
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Byrd Haven Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Searcy AR
Initial Cost to Company	772,501
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,413,388
Costs Capitalized Subsequent to Acquisition Improvements	131,823
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,897,763)
Gross Amount Land	49,279
Gross Amount Buildings & Improvements	1,370,670
Gross Amount Accumulated Depreciation	(419,949)
Year of Construction	1961
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Arvin Healthcare
City State	Arvin CA
Initial Cost to Company	900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,764,928
Costs Capitalized Subsequent to Acquisition Improvements	783,736
Gross Amount Land	1,028,705
Gross Amount Buildings & Improvements	5,419,959
Gross Amount Accumulated Depreciation	(692,938)
Year of Construction	1984
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Arvin Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Arvin CA
Initial Cost to Company	900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,764,928
Costs Capitalized Subsequent to Acquisition Improvements	783,736
Gross Amount Land	1,028,705
Gross Amount Buildings & Improvements	5,419,959
Gross Amount Accumulated Depreciation	(692,938)
Year of Construction	1984
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bakersfield Healthcare
City State	Bakersfield CA
Initial Cost to Company	1,000,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	12,154,112
Costs Capitalized Subsequent to Acquisition Improvements	1,820,236
Gross Amount Land	1,153,135
Gross Amount Buildings & Improvements	13,821,213
Gross Amount Accumulated Depreciation	(1,593,216)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bakersfield Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bakersfield CA
Initial Cost to Company	1,000,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	12,154,112
Costs Capitalized Subsequent to Acquisition Improvements	1,820,236
Gross Amount Land	1,153,135
Gross Amount Buildings & Improvements	13,821,213
Gross Amount Accumulated Depreciation	(1,593,216)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Lakeport Healthcare
City State	Lakeport CA
Initial Cost to Company	1,100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,237,033
Costs Capitalized Subsequent to Acquisition Improvements	876,918
Gross Amount Land	1,256,514
Gross Amount Buildings & Improvements	5,957,437
Gross Amount Accumulated Depreciation	(778,985)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Lakeport Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lakeport CA
Initial Cost to Company	1,100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,237,033
Costs Capitalized Subsequent to Acquisition Improvements	876,918
Gross Amount Land	1,256,514
Gross Amount Buildings & Improvements	5,957,437
Gross Amount Accumulated Depreciation	(778,985)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hope Care Center
City State	Tracy CA
Initial Cost to Company	1,900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,293,920
Costs Capitalized Subsequent to Acquisition Improvements	1,687,692
Gross Amount Land	2,172,271
Gross Amount Buildings & Improvements	11,709,341
Gross Amount Accumulated Depreciation	(1,374,418)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hope Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Tracy CA
Initial Cost to Company	1,900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,293,920
Costs Capitalized Subsequent to Acquisition Improvements	1,687,692
Gross Amount Land	2,172,271
Gross Amount Buildings & Improvements	11,709,341
Gross Amount Accumulated Depreciation	(1,374,418)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Olive Ridge Care Center
City State	Oroville CA
Initial Cost to Company	800,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,609,470
Costs Capitalized Subsequent to Acquisition Improvements	2,138,439
Gross Amount Land	925,065
Gross Amount Buildings & Improvements	10,622,844
Gross Amount Accumulated Depreciation	(1,246,297)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Olive Ridge Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oroville CA
Initial Cost to Company	800,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,609,470
Costs Capitalized Subsequent to Acquisition Improvements	2,138,439
Gross Amount Land	925,065
Gross Amount Buildings & Improvements	10,622,844
Gross Amount Accumulated Depreciation	(1,246,297)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Oaks Health & Rehab
City State	Chico CA
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,397,558
Costs Capitalized Subsequent to Acquisition Improvements	1,341,477
Gross Amount Land	1,488,063
Gross Amount Buildings & Improvements	9,550,972
Gross Amount Accumulated Depreciation	(1,225,410)
Year of Construction	1988
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Oaks Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chico CA
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,397,558
Costs Capitalized Subsequent to Acquisition Improvements	1,341,477
Gross Amount Land	1,488,063
Gross Amount Buildings & Improvements	9,550,972
Gross Amount Accumulated Depreciation	(1,225,410)
Year of Construction	1988
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab
City State	LaGrande OR
Initial Cost to Company	1,400,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	808,374
Costs Capitalized Subsequent to Acquisition Improvements	295,533
Gross Amount Land	1,587,353
Gross Amount Buildings & Improvements	916,554
Gross Amount Accumulated Depreciation	(149,521)
Year of Construction	1975
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	LaGrande OR
Initial Cost to Company	1,400,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	808,374
Costs Capitalized Subsequent to Acquisition Improvements	295,533
Gross Amount Land	1,587,353
Gross Amount Buildings & Improvements	916,554
Gross Amount Accumulated Depreciation	(149,521)
Year of Construction	1975
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bremerton Health & Rehab
City State	Bremerton WA
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,366,315
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,016,315)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bremerton Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bremerton WA
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,366,315
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,016,315)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Four Fountains
City State	Belleville IL
Initial Cost to Company	989,489
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,007,411
Gross Amount Land	989,489
Gross Amount Buildings & Improvements	5,007,411
Gross Amount Accumulated Depreciation	(578,259)
Year of Construction	1972
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Four Fountains | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Belleville IL
Initial Cost to Company	989,489
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,007,411
Gross Amount Land	989,489
Gross Amount Buildings & Improvements	5,007,411
Gross Amount Accumulated Depreciation	(578,259)
Year of Construction	1972
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Brookside Health & Rehab
City State	Little Rock AR
Initial Cost to Company	750,690
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,421,289
Costs Capitalized Subsequent to Acquisition Improvements	1,613,473
Gross Amount Land	750,690
Gross Amount Buildings & Improvements	6,034,762
Gross Amount Accumulated Depreciation	(734,788)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Brookside Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	750,690
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,421,289
Costs Capitalized Subsequent to Acquisition Improvements	1,613,473
Gross Amount Land	750,690
Gross Amount Buildings & Improvements	6,034,762
Gross Amount Accumulated Depreciation	(734,788)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Skilcare Nursing Center
City State	Jonesboro AR
Initial Cost to Company	417,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,007,007
Costs Capitalized Subsequent to Acquisition Improvements	148,119
Gross Amount Land	417,050
Gross Amount Buildings & Improvements	7,155,126
Gross Amount Accumulated Depreciation	(898,122)
Year of Construction	1973
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Skilcare Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Jonesboro AR
Initial Cost to Company	417,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,007,007
Costs Capitalized Subsequent to Acquisition Improvements	148,119
Gross Amount Land	417,050
Gross Amount Buildings & Improvements	7,155,126
Gross Amount Accumulated Depreciation	(898,122)
Year of Construction	1973
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Stoneybrook Health & Rehab Center
City State	Benton AR
Initial Cost to Company	250,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,170,134
Costs Capitalized Subsequent to Acquisition Improvements	312,823
Gross Amount Land	250,230
Gross Amount Buildings & Improvements	3,482,958
Gross Amount Accumulated Depreciation	(441,799)
Year of Construction	1968
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Stoneybrook Health & Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Benton AR
Initial Cost to Company	250,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,170,134
Costs Capitalized Subsequent to Acquisition Improvements	312,823
Gross Amount Land	250,230
Gross Amount Buildings & Improvements	3,482,958
Gross Amount Accumulated Depreciation	(441,799)
Year of Construction	1968
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Trumann Health & Rehab
City State	Trumann AR
Initial Cost to Company	166,821
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,587,185
Costs Capitalized Subsequent to Acquisition Improvements	103,952
Gross Amount Land	166,820
Gross Amount Buildings & Improvements	3,691,138
Gross Amount Accumulated Depreciation	(453,532)
Year of Construction	1971
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Trumann Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Trumann AR
Initial Cost to Company	166,821
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,587,185
Costs Capitalized Subsequent to Acquisition Improvements	103,952
Gross Amount Land	166,820
Gross Amount Buildings & Improvements	3,691,138
Gross Amount Accumulated Depreciation	(453,532)
Year of Construction	1971
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at McPherson
City State	McPherson KS
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,874,920
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,874,920
Gross Amount Accumulated Depreciation	(225,292)
Year of Construction	1970
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at McPherson | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	McPherson KS
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,874,920
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,874,920
Gross Amount Accumulated Depreciation	(225,292)
Year of Construction	1970
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Mission Nursing Center
City State	Riverside CA
Initial Cost to Company	230,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,209,976
Gross Amount Land	230,000
Gross Amount Buildings & Improvements	1,209,976
Gross Amount Accumulated Depreciation	(149,498)
Year of Construction	1957
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Mission Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Riverside CA
Initial Cost to Company	230,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,209,976
Gross Amount Land	230,000
Gross Amount Buildings & Improvements	1,209,976
Gross Amount Accumulated Depreciation	(149,498)
Year of Construction	1957
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
New Byrd Haven Nursing Home
City State	Searcy AR
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,213,112
Costs Capitalized Subsequent to Acquisition Improvements	629,701
Gross Amount Land	629,701
Gross Amount Buildings & Improvements	10,213,112
Gross Amount Accumulated Depreciation	(1,177,199)
Year of Construction	2009
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
New Byrd Haven Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Searcy AR
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,213,112
Costs Capitalized Subsequent to Acquisition Improvements	629,701
Gross Amount Land	629,701
Gross Amount Buildings & Improvements	10,213,112
Gross Amount Accumulated Depreciation	(1,177,199)
Year of Construction	2009
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab of Petaluma
City State	Petaluma CA
Initial Cost to Company	748,668
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,459,910
Gross Amount Land	748,668
Gross Amount Buildings & Improvements	2,459,910
Gross Amount Accumulated Depreciation	(363,728)
Year of Construction	1969
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab of Petaluma | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Petaluma CA
Initial Cost to Company	748,668
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,459,910
Gross Amount Land	748,668
Gross Amount Buildings & Improvements	2,459,910
Gross Amount Accumulated Depreciation	(363,728)
Year of Construction	1969
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mountain View Health & Rehab
City State	Carson City NV
Initial Cost to Company	3,454,723
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,942,468
Gross Amount Land	3,454,723
Gross Amount Buildings & Improvements	5,942,468
Gross Amount Accumulated Depreciation	(631,450)
Year of Construction	1977
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mountain View Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Carson City NV
Initial Cost to Company	3,454,723
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,942,468
Gross Amount Land	3,454,723
Gross Amount Buildings & Improvements	5,942,468
Gross Amount Accumulated Depreciation	(631,450)
Year of Construction	1977
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Little Rock Health and Rehab
City State	Little Rock AR
Initial Cost to Company	471,169
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,778,831
Costs Capitalized Subsequent to Acquisition Improvements	7,612,989
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(12,862,989)
Year of Construction	1971
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Little Rock Health and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	471,169
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,778,831
Costs Capitalized Subsequent to Acquisition Improvements	7,612,989
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(12,862,989)
Year of Construction	1971
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Hidden Acres Health Care
City State	Mount Pleasant TN
Initial Cost to Company	67,413
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,312,587
Gross Amount Land	67,413
Gross Amount Buildings & Improvements	3,312,587
Gross Amount Accumulated Depreciation	(227,391)
Year of Construction	1979
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Hidden Acres Health Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mount Pleasant TN
Initial Cost to Company	67,413
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,312,587
Gross Amount Land	67,413
Gross Amount Buildings & Improvements	3,312,587
Gross Amount Accumulated Depreciation	(227,391)
Year of Construction	1979
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Community Care and Rehab
City State	Riverside CA
Initial Cost to Company	1,648,067
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,851,932
Gross Amount Land	1,648,067
Gross Amount Buildings & Improvements	9,851,932
Gross Amount Accumulated Depreciation	(710,856)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Community Care and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Riverside CA
Initial Cost to Company	1,648,067
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,851,932
Gross Amount Land	1,648,067
Gross Amount Buildings & Improvements	9,851,932
Gross Amount Accumulated Depreciation	(710,856)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Portageville
City State	Portageville MO
Initial Cost to Company	223,658
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,088,802
Gross Amount Land	223,658
Gross Amount Buildings & Improvements	3,088,802
Gross Amount Accumulated Depreciation	(195,580)
Year of Construction	1995
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Portageville | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Portageville MO
Initial Cost to Company	223,658
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,088,802
Gross Amount Land	223,658
Gross Amount Buildings & Improvements	3,088,802
Gross Amount Accumulated Depreciation	(195,580)
Year of Construction	1995
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Greenville
City State	Greenville MO
Initial Cost to Company	118,925
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,218,776
Gross Amount Land	118,925
Gross Amount Buildings & Improvements	2,218,776
Gross Amount Accumulated Depreciation	(143,730)
Year of Construction	1990
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Greenville | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Greenville MO
Initial Cost to Company	118,925
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,218,776
Gross Amount Land	118,925
Gross Amount Buildings & Improvements	2,218,776
Gross Amount Accumulated Depreciation	(143,730)
Year of Construction	1990
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath
City State	Senath MO
Initial Cost to Company	108,843
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,773,194
Costs Capitalized Subsequent to Acquisition Improvements	265,743
Gross Amount Land	108,843
Gross Amount Buildings & Improvements	3,038,937
Gross Amount Accumulated Depreciation	(195,911)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Senath MO
Initial Cost to Company	108,843
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,773,194
Costs Capitalized Subsequent to Acquisition Improvements	265,743
Gross Amount Land	108,843
Gross Amount Buildings & Improvements	3,038,937
Gross Amount Accumulated Depreciation	(195,911)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath South
City State	Senath MO
Initial Cost to Company	72,805
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,854,998
Gross Amount Land	72,805
Gross Amount Buildings & Improvements	1,854,998
Gross Amount Accumulated Depreciation	(122,326)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath South | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Senath MO
Initial Cost to Company	72,805
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,854,998
Gross Amount Land	72,805
Gross Amount Buildings & Improvements	1,854,998
Gross Amount Accumulated Depreciation	(122,326)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
The Carrington
City State	Lynchburg VA
Initial Cost to Company	705,888
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,294,112
Gross Amount Land	705,888
Gross Amount Buildings & Improvements	4,294,112
Gross Amount Accumulated Depreciation	(248,419)
Year of Construction	1994
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
The Carrington | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lynchburg VA
Initial Cost to Company	705,888
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,294,112
Gross Amount Land	705,888
Gross Amount Buildings & Improvements	4,294,112
Gross Amount Accumulated Depreciation	(248,419)
Year of Construction	1994
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Arma Care Center
City State	Arma KS
Initial Cost to Company	57,452
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,897,772
Gross Amount Land	57,452
Gross Amount Buildings & Improvements	2,897,772
Gross Amount Accumulated Depreciation	(171,754)
Year of Construction	1970
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Arma Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Arma KS
Initial Cost to Company	57,452
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,897,772
Gross Amount Land	57,452
Gross Amount Buildings & Improvements	2,897,772
Gross Amount Accumulated Depreciation	(171,754)
Year of Construction	1970
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Yates Center Nursing and Rehab
City State	Yates KS
Initial Cost to Company	54,340
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,990,435
Gross Amount Land	54,340
Gross Amount Buildings & Improvements	2,990,435
Gross Amount Accumulated Depreciation	(176,388)
Year of Construction	1967
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Yates Center Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Yates KS
Initial Cost to Company	54,340
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,990,435
Gross Amount Land	54,340
Gross Amount Buildings & Improvements	2,990,435
Gross Amount Accumulated Depreciation	(176,388)
Year of Construction	1967
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Great Bend Health & Rehab Center
City State	Great Bend KS
Initial Cost to Company	111,482
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,588,518
Costs Capitalized Subsequent to Acquisition Improvements	299,535
Gross Amount Land	111,482
Gross Amount Buildings & Improvements	4,888,053
Gross Amount Accumulated Depreciation	(349,923)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Great Bend Health & Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Great Bend KS
Initial Cost to Company	111,482
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,588,518
Costs Capitalized Subsequent to Acquisition Improvements	299,535
Gross Amount Land	111,482
Gross Amount Buildings & Improvements	4,888,053
Gross Amount Accumulated Depreciation	(349,923)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Norwalk
City State	Norwalk CT
Initial Cost to Company	1,589,950
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,050
Costs Capitalized Subsequent to Acquisition Improvements	15,792,103
Gross Amount Land	1,589,950
Gross Amount Buildings & Improvements	16,802,153
Gross Amount Accumulated Depreciation	(83,716)
Year of Construction	1983
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Norwalk | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Norwalk CT
Initial Cost to Company	1,589,950
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,050
Costs Capitalized Subsequent to Acquisition Improvements	15,792,103
Gross Amount Land	1,589,950
Gross Amount Buildings & Improvements	16,802,153
Gross Amount Accumulated Depreciation	(83,716)
Year of Construction	1983
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Carrizo Springs Nursing & Rehab
City State	Carrizo Springs TX
Initial Cost to Company	45,317
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,954,683
Gross Amount Land	45,317
Gross Amount Buildings & Improvements	1,954,683
Gross Amount Accumulated Depreciation	(126,306)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Carrizo Springs Nursing & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Carrizo Springs TX
Initial Cost to Company	45,317
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,954,683
Gross Amount Land	45,317
Gross Amount Buildings & Improvements	1,954,683
Gross Amount Accumulated Depreciation	(126,306)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Orange
City State	Orange CT
Initial Cost to Company	1,133,533
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,155,287
Costs Capitalized Subsequent to Acquisition Improvements	2,131,478
Gross Amount Land	1,133,533
Gross Amount Buildings & Improvements	13,286,765
Gross Amount Accumulated Depreciation	(729,962)
Year of Construction	1999
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Orange | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Orange CT
Initial Cost to Company	1,133,533
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,155,287
Costs Capitalized Subsequent to Acquisition Improvements	2,131,478
Gross Amount Land	1,133,533
Gross Amount Buildings & Improvements	13,286,765
Gross Amount Accumulated Depreciation	(729,962)
Year of Construction	1999
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Wellington Leasehold
City State	Wellington KS
Costs Capitalized Subsequent to Acquisition Improvements	2,000,000
Gross Amount Buildings & Improvements	2,000,000
Gross Amount Accumulated Depreciation	(121,575)
Year of Construction	1957
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	21 years
Wellington Leasehold | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wellington KS
Costs Capitalized Subsequent to Acquisition Improvements	2,000,000
Gross Amount Buildings & Improvements	2,000,000
Gross Amount Accumulated Depreciation	(121,575)
Year of Construction	1957
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	21 years
St. James Nursing & Rehab
City State	Carrabelle FL
Initial Cost to Company	1,144,155
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,855,845
Gross Amount Land	1,144,155
Gross Amount Buildings & Improvements	8,855,845
Gross Amount Accumulated Depreciation	(501,574)
Year of Construction	2009
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
St. James Nursing & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Carrabelle FL
Initial Cost to Company	1,144,155
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,855,845
Gross Amount Land	1,144,155
Gross Amount Buildings & Improvements	8,855,845
Gross Amount Accumulated Depreciation	(501,574)
Year of Construction	2009
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
University Manor
City State	Cleveland OH
Initial Cost to Company	886,425
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,694,575
Gross Amount Land	886,425
Gross Amount Buildings & Improvements	8,694,575
Gross Amount Accumulated Depreciation	(428,928)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
University Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cleveland OH
Initial Cost to Company	886,425
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,694,575
Gross Amount Land	886,425
Gross Amount Buildings & Improvements	8,694,575
Gross Amount Accumulated Depreciation	(428,928)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Grand Rapids Care Center
City State	Grand Rapids OH
Initial Cost to Company	288,249
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,516,629
Gross Amount Land	288,249
Gross Amount Buildings & Improvements	1,516,629
Gross Amount Accumulated Depreciation	(75,009)
Year of Construction	1993
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Grand Rapids Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Grand Rapids OH
Initial Cost to Company	288,249
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,516,629
Gross Amount Land	288,249
Gross Amount Buildings & Improvements	1,516,629
Gross Amount Accumulated Depreciation	(75,009)
Year of Construction	1993
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Bellevue Care Center
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1988
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Bellevue Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1988
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Assisted Living
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1998
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Assisted Living | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1998
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Manor Nursing and Rehabilitation
City State	Conroe TX
Initial Cost to Company	576,518
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,090,586
Costs Capitalized Subsequent to Acquisition Improvements	280,458
Gross Amount Land	576,518
Gross Amount Buildings & Improvements	2,371,044
Gross Amount Accumulated Depreciation	(133,274)
Year of Construction	1975
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Manor Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Conroe TX
Initial Cost to Company	576,518
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,090,586
Costs Capitalized Subsequent to Acquisition Improvements	280,458
Gross Amount Land	576,518
Gross Amount Buildings & Improvements	2,371,044
Gross Amount Accumulated Depreciation	(133,274)
Year of Construction	1975
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Fredericksburg Nursing and Rehabilitation
City State	Fredericksburg TX
Initial Cost to Company	326,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,046,370
Gross Amount Land	326,731
Gross Amount Buildings & Improvements	3,046,370
Gross Amount Accumulated Depreciation	(146,543)
Year of Construction	1970
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Fredericksburg Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fredericksburg TX
Initial Cost to Company	326,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,046,370
Gross Amount Land	326,731
Gross Amount Buildings & Improvements	3,046,370
Gross Amount Accumulated Depreciation	(146,543)
Year of Construction	1970
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Jasper Nursing and Rehabilitation
City State	Jasper TX
Initial Cost to Company	113,083
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,554,020
Costs Capitalized Subsequent to Acquisition Improvements	28,500
Gross Amount Land	113,083
Gross Amount Buildings & Improvements	2,582,520
Gross Amount Accumulated Depreciation	(116,740)
Year of Construction	1972
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Jasper Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Jasper TX
Initial Cost to Company	113,083
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,554,020
Costs Capitalized Subsequent to Acquisition Improvements	28,500
Gross Amount Land	113,083
Gross Amount Buildings & Improvements	2,582,520
Gross Amount Accumulated Depreciation	(116,740)
Year of Construction	1972
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Legacy Park Community Living Center
City State	Peabody KS
Initial Cost to Company	33,420
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,266,580
Gross Amount Land	33,420
Gross Amount Buildings & Improvements	1,266,580
Gross Amount Accumulated Depreciation	(64,381)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Legacy Park Community Living Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Peabody KS
Initial Cost to Company	33,420
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,266,580
Gross Amount Land	33,420
Gross Amount Buildings & Improvements	1,266,580
Gross Amount Accumulated Depreciation	(64,381)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Pratt
City State	Pratt KS
Initial Cost to Company	18,503
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,901
Costs Capitalized Subsequent to Acquisition Improvements	312,315
Gross Amount Land	18,503
Gross Amount Buildings & Improvements	815,216
Gross Amount Accumulated Depreciation	(33,659)
Year of Construction	1964
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Pratt | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pratt KS
Initial Cost to Company	18,503
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,901
Costs Capitalized Subsequent to Acquisition Improvements	312,315
Gross Amount Land	18,503
Gross Amount Buildings & Improvements	815,216
Gross Amount Accumulated Depreciation	(33,659)
Year of Construction	1964
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Seville
City State	Wichita KS
Initial Cost to Company	93,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	896,938
Costs Capitalized Subsequent to Acquisition Improvements	150,903
Gross Amount Land	93,731
Gross Amount Buildings & Improvements	1,047,841
Gross Amount Accumulated Depreciation	(56,025)
Year of Construction	1977
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Seville | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wichita KS
Initial Cost to Company	93,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	896,938
Costs Capitalized Subsequent to Acquisition Improvements	150,903
Gross Amount Land	93,731
Gross Amount Buildings & Improvements	1,047,841
Gross Amount Accumulated Depreciation	(56,025)
Year of Construction	1977
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Haviland
City State	Haviland KS
Initial Cost to Company	112,480
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	648,771
Costs Capitalized Subsequent to Acquisition Improvements	16,293
Gross Amount Land	112,480
Gross Amount Buildings & Improvements	665,064
Gross Amount Accumulated Depreciation	(39,040)
Year of Construction	1971
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Haviland | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Haviland KS
Initial Cost to Company	112,480
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	648,771
Costs Capitalized Subsequent to Acquisition Improvements	16,293
Gross Amount Land	112,480
Gross Amount Buildings & Improvements	665,064
Gross Amount Accumulated Depreciation	(39,040)
Year of Construction	1971
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Manor Nursing and Rehabilitation
City State	Commerce TX
Initial Cost to Company	224,899
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,867,793
Costs Capitalized Subsequent to Acquisition Improvements	443,861
Gross Amount Land	224,899
Gross Amount Buildings & Improvements	2,311,654
Gross Amount Accumulated Depreciation	(111,312)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Manor Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Commerce TX
Initial Cost to Company	224,899
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,867,793
Costs Capitalized Subsequent to Acquisition Improvements	443,861
Gross Amount Land	224,899
Gross Amount Buildings & Improvements	2,311,654
Gross Amount Accumulated Depreciation	(111,312)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Loma Linda Healthcare
City State	Moberly MO
Initial Cost to Company	913,017
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,556,983
Gross Amount Land	913,017
Gross Amount Buildings & Improvements	4,556,983
Gross Amount Accumulated Depreciation	(222,847)
Year of Construction	1987
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Loma Linda Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Moberly MO
Initial Cost to Company	913,017
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,556,983
Gross Amount Land	913,017
Gross Amount Buildings & Improvements	4,556,983
Gross Amount Accumulated Depreciation	(222,847)
Year of Construction	1987
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Newtown
City State	Newtown CT
Initial Cost to Company	4,941,584
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,058,416
Costs Capitalized Subsequent to Acquisition Improvements	3,332,745
Gross Amount Land	6,314,004
Gross Amount Buildings & Improvements	9,018,741
Gross Amount Accumulated Depreciation	(439,668)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Newtown | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Newtown CT
Initial Cost to Company	4,941,584
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,058,416
Costs Capitalized Subsequent to Acquisition Improvements	3,332,745
Gross Amount Land	6,314,004
Gross Amount Buildings & Improvements	9,018,741
Gross Amount Accumulated Depreciation	(439,668)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres Nursing Home
City State	Chatham PA
Initial Cost to Company	203,431
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,996,569
Costs Capitalized Subsequent to Acquisition Improvements	2,499,534
Gross Amount Land	203,431
Gross Amount Buildings & Improvements	4,496,103
Gross Amount Accumulated Depreciation	(105,016)
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chatham PA
Initial Cost to Company	203,431
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,996,569
Costs Capitalized Subsequent to Acquisition Improvements	2,499,534
Gross Amount Land	203,431
Gross Amount Buildings & Improvements	4,496,103
Gross Amount Accumulated Depreciation	(105,016)
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Transitions Healthcare Gettysburg
City State	Gettysburg PA
Initial Cost to Company	241,994
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,858,005
Costs Capitalized Subsequent to Acquisition Improvements	347,001
Gross Amount Land	241,994
Gross Amount Buildings & Improvements	6,205,006
Gross Amount Accumulated Depreciation	(245,949)
Year of Construction	1950
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Transitions Healthcare Gettysburg | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gettysburg PA
Initial Cost to Company	241,994
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,858,005
Costs Capitalized Subsequent to Acquisition Improvements	347,001
Gross Amount Land	241,994
Gross Amount Buildings & Improvements	6,205,006
Gross Amount Accumulated Depreciation	(245,949)
Year of Construction	1950
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Darien
City State	Darien CT
Initial Cost to Company	2,430,458
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,069,542
Costs Capitalized Subsequent to Acquisition Improvements	12,368,599
Gross Amount Land	2,430,458
Gross Amount Buildings & Improvements	15,438,141
Gross Amount Accumulated Depreciation	(158,177)
Year of Construction	2012
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Darien | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Darien CT
Initial Cost to Company	2,430,458
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,069,542
Costs Capitalized Subsequent to Acquisition Improvements	12,368,599
Gross Amount Land	2,430,458
Gross Amount Buildings & Improvements	15,438,141
Gross Amount Accumulated Depreciation	(158,177)
Year of Construction	2012
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Crawford Manor
City State	Cleveland OH
Initial Cost to Company	119,877
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,080,123
Gross Amount Land	119,877
Gross Amount Buildings & Improvements	3,080,123
Gross Amount Accumulated Depreciation	(109,649)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Crawford Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cleveland OH
Initial Cost to Company	119,877
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,080,123
Gross Amount Land	119,877
Gross Amount Buildings & Improvements	3,080,123
Gross Amount Accumulated Depreciation	(109,649)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Aviv Asset Management
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	991,040
Gross Amount Buildings & Improvements	991,040
Gross Amount Accumulated Depreciation	(236,577)
Aviv Asset Management | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	991,040
Gross Amount Buildings & Improvements	991,040
Gross Amount Accumulated Depreciation	(236,577)
Aviv Healthcare Properties LP
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	53,750
Gross Amount Buildings & Improvements	53,750
Aviv Healthcare Properties LP | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	53,750
Gross Amount Buildings & Improvements	53,750
Skagit Aviv
City State	Mt. Vernon WA
Costs Capitalized Subsequent to Acquisition Improvements	422,205
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(422,205)
Life on Which Depreciation in Statement of Operations Computed	40 years
Skagit Aviv | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mt. Vernon WA
Costs Capitalized Subsequent to Acquisition Improvements	422,205
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(422,205)
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres
City State	Chatham PA
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chatham PA
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Amberwood Manor Nursing Home Rehabilitation
City State	New Philadelphia PA
Initial Cost to Company	450,642
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,264,346
Gross Amount Land	450,642
Gross Amount Buildings & Improvements	3,264,346
Gross Amount Accumulated Depreciation	(101,044)
Year of Construction	1962
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Amberwood Manor Nursing Home Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	New Philadelphia PA
Initial Cost to Company	450,642
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,264,346
Gross Amount Land	450,642
Gross Amount Buildings & Improvements	3,264,346
Gross Amount Accumulated Depreciation	(101,044)
Year of Construction	1962
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Caring Heights Community Care & Rehabilitation Center
City State	Coroapolis PA
Initial Cost to Company	1,546,079
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,018,012
Gross Amount Land	1,546,079
Gross Amount Buildings & Improvements	10,018,012
Gross Amount Accumulated Depreciation	(311,362)
Year of Construction	1983
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Caring Heights Community Care & Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Coroapolis PA
Initial Cost to Company	1,546,079
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,018,012
Gross Amount Land	1,546,079
Gross Amount Buildings & Improvements	10,018,012
Gross Amount Accumulated Depreciation	(311,362)
Year of Construction	1983
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Dunmore Healthcare Group
City State	Dunmore PA
Initial Cost to Company	398,110
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,812,777
Gross Amount Land	398,110
Gross Amount Buildings & Improvements	6,812,777
Gross Amount Accumulated Depreciation	(213,709)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Dunmore Healthcare Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dunmore PA
Initial Cost to Company	398,110
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,812,777
Gross Amount Land	398,110
Gross Amount Buildings & Improvements	6,812,777
Gross Amount Accumulated Depreciation	(213,709)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Creek Healthcare Group
City State	West Union OH
Initial Cost to Company	1,055,733
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,774,130
Gross Amount Land	1,055,733
Gross Amount Buildings & Improvements	5,774,130
Gross Amount Accumulated Depreciation	(180,081)
Year of Construction	1981
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Creek Healthcare Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	West Union OH
Initial Cost to Company	1,055,733
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,774,130
Gross Amount Land	1,055,733
Gross Amount Buildings & Improvements	5,774,130
Gross Amount Accumulated Depreciation	(180,081)
Year of Construction	1981
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Edison Manor Nursing & Rehabilitation
City State	New Castle PA
Initial Cost to Company	393,475
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,246,253
Gross Amount Land	393,475
Gross Amount Buildings & Improvements	8,246,253
Gross Amount Accumulated Depreciation	(259,686)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Edison Manor Nursing & Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	New Castle PA
Initial Cost to Company	393,475
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,246,253
Gross Amount Land	393,475
Gross Amount Buildings & Improvements	8,246,253
Gross Amount Accumulated Depreciation	(259,686)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Indian Hills Health & Rehabilitation Center
City State	Euclid OH
Initial Cost to Company	852,677
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,425,268
Gross Amount Land	852,677
Gross Amount Buildings & Improvements	8,425,268
Gross Amount Accumulated Depreciation	(261,573)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Indian Hills Health & Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Euclid OH
Initial Cost to Company	852,677
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,425,268
Gross Amount Land	852,677
Gross Amount Buildings & Improvements	8,425,268
Gross Amount Accumulated Depreciation	(261,573)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Milcrest Nursing Center
City State	Marysville OH
Initial Cost to Company	735,942
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,169,369
Gross Amount Land	735,942
Gross Amount Buildings & Improvements	2,169,369
Gross Amount Accumulated Depreciation	(69,107)
Year of Construction	1968
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Milcrest Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Marysville OH
Initial Cost to Company	735,942
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,169,369
Gross Amount Land	735,942
Gross Amount Buildings & Improvements	2,169,369
Gross Amount Accumulated Depreciation	(69,107)
Year of Construction	1968
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Scranton Healthcare Center
City State	Scranton PA
Initial Cost to Company	1,120,202
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,536,985
Gross Amount Land	1,120,202
Gross Amount Buildings & Improvements	5,536,985
Gross Amount Accumulated Depreciation	(169,217)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Scranton Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Scranton PA
Initial Cost to Company	1,120,202
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,536,985
Gross Amount Land	1,120,202
Gross Amount Buildings & Improvements	5,536,985
Gross Amount Accumulated Depreciation	(169,217)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Colby
City State	Colby KS
Initial Cost to Company	569,437
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,798,928
Gross Amount Land	569,437
Gross Amount Buildings & Improvements	2,798,928
Gross Amount Accumulated Depreciation	(85,013)
Year of Construction	1974
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Colby | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Colby KS
Initial Cost to Company	569,437
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,798,928
Gross Amount Land	569,437
Gross Amount Buildings & Improvements	2,798,928
Gross Amount Accumulated Depreciation	(85,013)
Year of Construction	1974
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Kensington
City State	Kensington KS
Initial Cost to Company	279,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,418,766
Gross Amount Land	279,893
Gross Amount Buildings & Improvements	1,418,766
Gross Amount Accumulated Depreciation	(45,603)
Year of Construction	1967
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Kensington | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Kensington KS
Initial Cost to Company	279,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,418,766
Gross Amount Land	279,893
Gross Amount Buildings & Improvements	1,418,766
Gross Amount Accumulated Depreciation	(45,603)
Year of Construction	1967
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Onaga
City State	Onaga KS
Initial Cost to Company	86,863
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,866,488
Gross Amount Land	86,863
Gross Amount Buildings & Improvements	2,866,488
Gross Amount Accumulated Depreciation	(86,984)
Year of Construction	1959
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Onaga | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Onaga KS
Initial Cost to Company	86,863
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,866,488
Gross Amount Land	86,863
Gross Amount Buildings & Improvements	2,866,488
Gross Amount Accumulated Depreciation	(86,984)
Year of Construction	1959
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Oswego
City State	Oswego KS
Initial Cost to Company	183,378
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	839,678
Gross Amount Land	183,378
Gross Amount Buildings & Improvements	839,678
Gross Amount Accumulated Depreciation	(27,869)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Oswego | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oswego KS
Initial Cost to Company	183,378
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	839,678
Gross Amount Land	183,378
Gross Amount Buildings & Improvements	839,678
Gross Amount Accumulated Depreciation	(27,869)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Smith Center
City State	Smith Center KS
Initial Cost to Company	106,166
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,650,402
Gross Amount Land	106,166
Gross Amount Buildings & Improvements	1,650,402
Gross Amount Accumulated Depreciation	(51,515)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Smith Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Smith Center KS
Initial Cost to Company	106,166
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,650,402
Gross Amount Land	106,166
Gross Amount Buildings & Improvements	1,650,402
Gross Amount Accumulated Depreciation	(51,515)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Burford Manor
City State	Davis OK
Initial Cost to Company	80,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,220,000
Gross Amount Land	80,000
Gross Amount Buildings & Improvements	3,220,000
Gross Amount Accumulated Depreciation	(100,042)
Year of Construction	1969
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Burford Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Davis OK
Initial Cost to Company	80,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,220,000
Gross Amount Land	80,000
Gross Amount Buildings & Improvements	3,220,000
Gross Amount Accumulated Depreciation	(100,042)
Year of Construction	1969
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Cowan Heights
City State	Santa Ana CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,422
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,129,422
Gross Amount Accumulated Depreciation	(37,231)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Cowan Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Santa Ana CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,422
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,129,422
Gross Amount Accumulated Depreciation	(37,231)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Escondido
City State	Escondido CA
Initial Cost to Company	169,913
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,139,416
Gross Amount Land	169,913
Gross Amount Buildings & Improvements	1,139,416
Gross Amount Accumulated Depreciation	(38,230)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Escondido | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Escondido CA
Initial Cost to Company	169,913
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,139,416
Gross Amount Land	169,913
Gross Amount Buildings & Improvements	1,139,416
Gross Amount Accumulated Depreciation	(38,230)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Fresno-Marks
City State	Fresno CA
Initial Cost to Company	269,862
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,709,125
Gross Amount Land	269,862
Gross Amount Buildings & Improvements	1,709,125
Gross Amount Accumulated Depreciation	(54,722)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Fresno-Marks | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fresno CA
Initial Cost to Company	269,862
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,709,125
Gross Amount Land	269,862
Gross Amount Buildings & Improvements	1,709,125
Gross Amount Accumulated Depreciation	(54,722)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian La Habra Heights
City State	La Habra CA
Initial Cost to Company	199,898
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,339,314
Gross Amount Land	199,898
Gross Amount Buildings & Improvements	1,339,314
Gross Amount Accumulated Depreciation	(43,228)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian La Habra Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	La Habra CA
Initial Cost to Company	199,898
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,339,314
Gross Amount Land	199,898
Gross Amount Buildings & Improvements	1,339,314
Gross Amount Accumulated Depreciation	(43,228)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Sacramento
City State	Elk Grove CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,649,155
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,649,155
Gross Amount Accumulated Depreciation	(53,223)
Year of Construction	1992
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Sacramento | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Elk Grove CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,649,155
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,649,155
Gross Amount Accumulated Depreciation	(53,223)
Year of Construction	1992
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Oxnard
City State	Oxnard CA
Initial Cost to Company	99,949
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,219,375
Gross Amount Land	99,949
Gross Amount Buildings & Improvements	1,219,375
Gross Amount Accumulated Depreciation	(40,229)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Oxnard | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oxnard CA
Initial Cost to Company	99,949
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,219,375
Gross Amount Land	99,949
Gross Amount Buildings & Improvements	1,219,375
Gross Amount Accumulated Depreciation	(40,229)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Santiago Canyon
City State	Silverado CA
Initial Cost to Company	549,718
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,039,468
Gross Amount Land	549,718
Gross Amount Buildings & Improvements	1,039,468
Gross Amount Accumulated Depreciation	(37,981)
Year of Construction	1999
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Santiago Canyon | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Silverado CA
Initial Cost to Company	549,718
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,039,468
Gross Amount Land	549,718
Gross Amount Buildings & Improvements	1,039,468
Gross Amount Accumulated Depreciation	(37,981)
Year of Construction	1999
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Marin
City State	Fairfax CA
Initial Cost to Company	319,836
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,148,899
Gross Amount Land	319,836
Gross Amount Buildings & Improvements	2,148,899
Gross Amount Accumulated Depreciation	(65,717)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Marin | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fairfax CA
Initial Cost to Company	319,836
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,148,899
Gross Amount Land	319,836
Gross Amount Buildings & Improvements	2,148,899
Gross Amount Accumulated Depreciation	(65,717)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Gilroy
City State	Gilroy CA
Initial Cost to Company	1,089,442
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,759,099
Gross Amount Land	1,089,442
Gross Amount Buildings & Improvements	1,759,099
Gross Amount Accumulated Depreciation	(55,972)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Gilroy | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gilroy CA
Initial Cost to Company	1,089,442
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,759,099
Gross Amount Land	1,089,442
Gross Amount Buildings & Improvements	1,759,099
Gross Amount Accumulated Depreciation	(55,972)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Artesia
City State	Artesia CA
Initial Cost to Company	179,908
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,389,288
Gross Amount Land	179,908
Gross Amount Buildings & Improvements	1,389,288
Gross Amount Accumulated Depreciation	(44,477)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Artesia | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Artesia CA
Initial Cost to Company	179,908
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,389,288
Gross Amount Land	179,908
Gross Amount Buildings & Improvements	1,389,288
Gross Amount Accumulated Depreciation	(44,477)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Las Vegas
City State	Las Vegas NV
Initial Cost to Company	759,611
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,776,017
Gross Amount Land	759,611
Gross Amount Buildings & Improvements	7,776,017
Gross Amount Accumulated Depreciation	(229,632)
Year of Construction	2004
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Las Vegas | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Las Vegas NV
Initial Cost to Company	759,611
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,776,017
Gross Amount Land	759,611
Gross Amount Buildings & Improvements	7,776,017
Gross Amount Accumulated Depreciation	(229,632)
Year of Construction	2004
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Sandalwood Healthcare
City State	Little Rock AR
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,710,000
Costs Capitalized Subsequent to Acquisition Improvements	697,485
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	4,407,485
Gross Amount Accumulated Depreciation	(129,404)
Year of Construction	1996
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Sandalwood Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,710,000
Costs Capitalized Subsequent to Acquisition Improvements	697,485
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	4,407,485
Gross Amount Accumulated Depreciation	(129,404)
Year of Construction	1996
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Bath Creek
City State	Cuyahoga Falls OH
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Bath Creek | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cuyahoga Falls OH
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Astoria Health and Rehab
City State	Germantown OH
Initial Cost to Company	330,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,170,000
Costs Capitalized Subsequent to Acquisition Improvements	270,551
Gross Amount Land	330,000
Gross Amount Buildings & Improvements	2,440,551
Gross Amount Accumulated Depreciation	(59,462)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Astoria Health and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Germantown OH
Initial Cost to Company	330,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,170,000
Costs Capitalized Subsequent to Acquisition Improvements	270,551
Gross Amount Land	330,000
Gross Amount Buildings & Improvements	2,440,551
Gross Amount Accumulated Depreciation	(59,462)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Gardnerville Health and Rehab
City State	Gardnerville NV
Initial Cost to Company	1,237,736
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,562,264
Gross Amount Land	1,237,736
Gross Amount Buildings & Improvements	3,562,264
Gross Amount Accumulated Depreciation	(86,792)
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Gardnerville Health and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gardnerville NV
Initial Cost to Company	1,237,736
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,562,264
Gross Amount Land	1,237,736
Gross Amount Buildings & Improvements	3,562,264
Gross Amount Accumulated Depreciation	(86,792)
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
North Platte Care Centre
City State	North Platte NE
Initial Cost to Company	236,520
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,128,680
Costs Capitalized Subsequent to Acquisition Improvements	46,884
Gross Amount Land	236,520
Gross Amount Buildings & Improvements	2,175,564
Gross Amount Accumulated Depreciation	(70,305)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
North Platte Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	North Platte NE
Initial Cost to Company	236,520
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,128,680
Costs Capitalized Subsequent to Acquisition Improvements	46,884
Gross Amount Land	236,520
Gross Amount Buildings & Improvements	2,175,564
Gross Amount Accumulated Depreciation	(70,305)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Fair Oaks Care Centre
City State	Shenandoah IA
Initial Cost to Company	68,121
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	401,679
Gross Amount Land	68,121
Gross Amount Buildings & Improvements	401,679
Gross Amount Accumulated Depreciation	(9,719)
Year of Construction	1997
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Fair Oaks Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Shenandoah IA
Initial Cost to Company	68,121
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	401,679
Gross Amount Land	68,121
Gross Amount Buildings & Improvements	401,679
Gross Amount Accumulated Depreciation	(9,719)
Year of Construction	1997
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Crest Haven Care Centre
City State	Creston IA
Initial Cost to Company	72,333
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,466,667
Costs Capitalized Subsequent to Acquisition Improvements	57,681
Gross Amount Land	72,333
Gross Amount Buildings & Improvements	1,524,348
Gross Amount Accumulated Depreciation	(36,983)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Crest Haven Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Creston IA
Initial Cost to Company	72,333
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,466,667
Costs Capitalized Subsequent to Acquisition Improvements	57,681
Gross Amount Land	72,333
Gross Amount Buildings & Improvements	1,524,348
Gross Amount Accumulated Depreciation	(36,983)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Premier Estates Rock Rapids
City State	Rock Rapids IA
Initial Cost to Company	82,782
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,282,418
Gross Amount Land	82,782
Gross Amount Buildings & Improvements	2,282,418
Gross Amount Accumulated Depreciation	(53,907)
Year of Construction	1998
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Premier Estates Rock Rapids | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rock Rapids IA
Initial Cost to Company	82,782
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,282,418
Gross Amount Land	82,782
Gross Amount Buildings & Improvements	2,282,418
Gross Amount Accumulated Depreciation	(53,907)
Year of Construction	1998
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rock Rapids Care Centre
City State	Rock Rapids IA
Initial Cost to Company	113,270
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,349,130
Costs Capitalized Subsequent to Acquisition Improvements	151,239
Gross Amount Land	113,270
Gross Amount Buildings & Improvements	2,500,369
Gross Amount Accumulated Depreciation	(56,421)
Year of Construction	1976
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rock Rapids Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rock Rapids IA
Initial Cost to Company	113,270
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,349,130
Costs Capitalized Subsequent to Acquisition Improvements	151,239
Gross Amount Land	113,270
Gross Amount Buildings & Improvements	2,500,369
Gross Amount Accumulated Depreciation	(56,421)
Year of Construction	1976
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Elmwood Care Centre
City State	Onawa IA
Initial Cost to Company	227,383
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,732,817
Costs Capitalized Subsequent to Acquisition Improvements	180,025
Gross Amount Land	227,383
Gross Amount Buildings & Improvements	1,912,842
Gross Amount Accumulated Depreciation	(50,232)
Year of Construction	1961
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Elmwood Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Onawa IA
Initial Cost to Company	227,383
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,732,817
Costs Capitalized Subsequent to Acquisition Improvements	180,025
Gross Amount Land	227,383
Gross Amount Buildings & Improvements	1,912,842
Gross Amount Accumulated Depreciation	(50,232)
Year of Construction	1961
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunny Knoll Care Centre
City State	Rockwell City IA
Initial Cost to Company	62,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,092,116
Costs Capitalized Subsequent to Acquisition Improvements	0
Gross Amount Land	62,483
Gross Amount Buildings & Improvements	2,092,116
Gross Amount Accumulated Depreciation	(49,915)
Year of Construction	1966
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunny Knoll Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rockwell City IA
Initial Cost to Company	62,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,092,116
Costs Capitalized Subsequent to Acquisition Improvements	0
Gross Amount Land	62,483
Gross Amount Buildings & Improvements	2,092,116
Gross Amount Accumulated Depreciation	(49,915)
Year of Construction	1966
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hampton Care Centre
City State	New Hampton IA
Initial Cost to Company	144,180
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,739,420
Costs Capitalized Subsequent to Acquisition Improvements	31,015
Gross Amount Land	144,180
Gross Amount Buildings & Improvements	2,770,435
Gross Amount Accumulated Depreciation	(69,998)
Year of Construction	1967
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hampton Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	New Hampton IA
Initial Cost to Company	144,180
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,739,420
Costs Capitalized Subsequent to Acquisition Improvements	31,015
Gross Amount Land	144,180
Gross Amount Buildings & Improvements	2,770,435
Gross Amount Accumulated Depreciation	(69,998)
Year of Construction	1967
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Monte Siesta
City State	Austin TX
Initial Cost to Company	770,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,230,000
Gross Amount Land	770,000
Gross Amount Buildings & Improvements	5,230,000
Gross Amount Accumulated Depreciation	(121,323)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Monte Siesta | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Austin TX
Initial Cost to Company	770,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,230,000
Gross Amount Land	770,000
Gross Amount Buildings & Improvements	5,230,000
Gross Amount Accumulated Depreciation	(121,323)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver Pines
City State	Bastrop TX
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,120,000
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	3,120,000
Gross Amount Accumulated Depreciation	(88,384)
Year of Construction	1987
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver Pines | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bastrop TX
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,120,000
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	3,120,000
Gross Amount Accumulated Depreciation	(88,384)
Year of Construction	1987
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Creek [Member]
City State	Beaumont TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	700,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	700,000
Gross Amount Accumulated Depreciation	(18,770)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Creek [Member] | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Beaumont TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	700,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	700,000
Gross Amount Accumulated Depreciation	(18,770)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Riverview
City State	Boerne TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,470,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	3,470,000
Gross Amount Accumulated Depreciation	(96,046)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Riverview | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Boerne TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,470,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	3,470,000
Gross Amount Accumulated Depreciation	(96,046)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Bluebonnet
City State	Karnes City TX
Initial Cost to Company	420,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,130,000
Gross Amount Land	420,000
Gross Amount Buildings & Improvements	3,130,000
Gross Amount Accumulated Depreciation	(92,930)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Bluebonnet | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Karnes City TX
Initial Cost to Company	420,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,130,000
Gross Amount Land	420,000
Gross Amount Buildings & Improvements	3,130,000
Gross Amount Accumulated Depreciation	(92,930)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Cottonwood
City State	Denton TX
Initial Cost to Company	240,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,060,000
Gross Amount Land	240,000
Gross Amount Buildings & Improvements	2,060,000
Gross Amount Accumulated Depreciation	(49,789)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Cottonwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Denton TX
Initial Cost to Company	240,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,060,000
Gross Amount Land	240,000
Gross Amount Buildings & Improvements	2,060,000
Gross Amount Accumulated Depreciation	(49,789)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Regency Manor [Member]
City State	Floresville TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,120,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	6,120,000
Gross Amount Accumulated Depreciation	(157,503)
Year of Construction	1995
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Regency Manor [Member] | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Floresville TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,120,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	6,120,000
Gross Amount Accumulated Depreciation	(157,503)
Year of Construction	1995
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
DeLeon
City State	DeLeon TX
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(68,241)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
DeLeon | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	DeLeon TX
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(68,241)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Oaks
City State	Lampasas TX
Initial Cost to Company	360,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,640,000
Gross Amount Land	360,000
Gross Amount Buildings & Improvements	4,640,000
Gross Amount Accumulated Depreciation	(117,091)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Oaks | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lampasas TX
Initial Cost to Company	360,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,640,000
Gross Amount Land	360,000
Gross Amount Buildings & Improvements	4,640,000
Gross Amount Accumulated Depreciation	(117,091)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lynwood
City State	Levelland TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,800,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	3,800,000
Gross Amount Accumulated Depreciation	(109,087)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lynwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Levelland TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,800,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	3,800,000
Gross Amount Accumulated Depreciation	(109,087)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sienna
City State	Odessa TX
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,050,000
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	8,050,000
Gross Amount Accumulated Depreciation	(169,601)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sienna | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Odessa TX
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,050,000
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	8,050,000
Gross Amount Accumulated Depreciation	(169,601)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Deerings
City State	Odessa TX
Initial Cost to Company	280,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,420,000
Costs Capitalized Subsequent to Acquisition Improvements	35,029
Gross Amount Land	280,000
Gross Amount Buildings & Improvements	8,455,029
Gross Amount Accumulated Depreciation	(179,140)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Deerings | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Odessa TX
Initial Cost to Company	280,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,420,000
Costs Capitalized Subsequent to Acquisition Improvements	35,029
Gross Amount Land	280,000
Gross Amount Buildings & Improvements	8,455,029
Gross Amount Accumulated Depreciation	(179,140)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Terrace West
City State	Midland TX
Initial Cost to Company	440,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,860,000
Gross Amount Land	440,000
Gross Amount Buildings & Improvements	5,860,000
Gross Amount Accumulated Depreciation	(139,107)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Terrace West | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Midland TX
Initial Cost to Company	440,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,860,000
Gross Amount Land	440,000
Gross Amount Buildings & Improvements	5,860,000
Gross Amount Accumulated Depreciation	(139,107)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lake Lodge
City State	Lake Worth TX
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,610,000
Gross Amount Land	650,000
Gross Amount Buildings & Improvements	4,610,000
Gross Amount Accumulated Depreciation	(114,016)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lake Lodge | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lake Worth TX
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,610,000
Gross Amount Land	650,000
Gross Amount Buildings & Improvements	4,610,000
Gross Amount Accumulated Depreciation	(114,016)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nolan
City State	Sweetwater TX
Initial Cost to Company	190,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,210,000
Gross Amount Land	190,000
Gross Amount Buildings & Improvements	4,210,000
Gross Amount Accumulated Depreciation	(118,415)
Year of Construction	2010
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nolan | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Sweetwater TX
Initial Cost to Company	190,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,210,000
Gross Amount Land	190,000
Gross Amount Buildings & Improvements	4,210,000
Gross Amount Accumulated Depreciation	(118,415)
Year of Construction	2010
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Langdon Hall
City State	Bradenton FL
Initial Cost to Company	390,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,546,000
Costs Capitalized Subsequent to Acquisition Improvements	60,125
Gross Amount Land	390,000
Gross Amount Buildings & Improvements	4,606,125
Gross Amount Accumulated Depreciation	(97,833)
Year of Construction	1985
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Langdon Hall | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bradenton FL
Initial Cost to Company	390,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,546,000
Costs Capitalized Subsequent to Acquisition Improvements	60,125
Gross Amount Land	390,000
Gross Amount Buildings & Improvements	4,606,125
Gross Amount Accumulated Depreciation	(97,833)
Year of Construction	1985
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Mount Washington Residence
City State	Eau Claire WI
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition Improvements	133,120
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	1,593,120
Gross Amount Accumulated Depreciation	(34,575)
Year of Construction	1930
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Mount Washington Residence | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Eau Claire WI
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition Improvements	133,120
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	1,593,120
Gross Amount Accumulated Depreciation	(34,575)
Year of Construction	1930
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Danbury
City State	Danbury CT
Initial Cost to Company	1,918,801
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	14,081,199
Gross Amount Land	1,918,801
Gross Amount Buildings & Improvements	14,081,199
Gross Amount Accumulated Depreciation	(228,086)
Year of Construction	1968
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Danbury | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Danbury CT
Initial Cost to Company	1,918,801
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	14,081,199
Gross Amount Land	1,918,801
Gross Amount Buildings & Improvements	14,081,199
Gross Amount Accumulated Depreciation	(228,086)
Year of Construction	1968
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rivercrest Specialty Hospital
City State	Mishawaka IN
Initial Cost to Company	328,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,072,000
Gross Amount Land	328,000
Gross Amount Buildings & Improvements	8,072,000
Gross Amount Accumulated Depreciation	(109,865)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rivercrest Specialty Hospital | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mishawaka IN
Initial Cost to Company	328,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,072,000
Gross Amount Land	328,000
Gross Amount Buildings & Improvements	8,072,000
Gross Amount Accumulated Depreciation	(109,865)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Safe Haven Hospital and Care Center
City State	Pocatello ID
Initial Cost to Company	470,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,530,000
Costs Capitalized Subsequent to Acquisition Improvements	163,871
Gross Amount Land	470,000
Gross Amount Buildings & Improvements	5,693,871
Gross Amount Accumulated Depreciation	(64,724)
Year of Construction	1970
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Safe Haven Hospital and Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pocatello ID
Initial Cost to Company	470,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,530,000
Costs Capitalized Subsequent to Acquisition Improvements	163,871
Gross Amount Land	470,000
Gross Amount Buildings & Improvements	5,693,871
Gross Amount Accumulated Depreciation	(64,724)
Year of Construction	1970
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Pleasanton
City State	Pleasanton CA
Initial Cost to Company	410,647
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	751,184
Costs Capitalized Subsequent to Acquisition Improvements	970,201
Gross Amount Land	410,647
Gross Amount Buildings & Improvements	1,721,385
Gross Amount Accumulated Depreciation	(7,512)
Year of Construction	2012
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Pleasanton | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pleasanton CA
Initial Cost to Company	410,647
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	751,184
Costs Capitalized Subsequent to Acquisition Improvements	970,201
Gross Amount Land	410,647
Gross Amount Buildings & Improvements	1,721,385
Gross Amount Accumulated Depreciation	(7,512)
Year of Construction	2012
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Highlands Nursing and Rehabilitation Center
City State	Louisville KY
Initial Cost to Company	440,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,484,107
Gross Amount Land	440,893
Gross Amount Buildings & Improvements	9,484,107
Gross Amount Accumulated Depreciation	(75,810)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Highlands Nursing and Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Louisville KY
Initial Cost to Company	440,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,484,107
Gross Amount Land	440,893
Gross Amount Buildings & Improvements	9,484,107
Gross Amount Accumulated Depreciation	(75,810)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing & Rehabilitation
City State	Glendale WI
Initial Cost to Company	1,620,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,980,000
Gross Amount Land	1,620,000
Gross Amount Buildings & Improvements	5,980,000
Gross Amount Accumulated Depreciation	(28,792)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing & Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Glendale WI
Initial Cost to Company	1,620,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,980,000
Gross Amount Land	1,620,000
Gross Amount Buildings & Improvements	5,980,000
Gross Amount Accumulated Depreciation	(28,792)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Inola Health Care Center
City State	Inola OK
Initial Cost to Company	520,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,480,000
Gross Amount Land	520,000
Gross Amount Buildings & Improvements	2,480,000
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Inola Health Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Inola OK
Initial Cost to Company	520,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,480,000
Gross Amount Land	520,000
Gross Amount Buildings & Improvements	2,480,000
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Avondale Cottage of Pryor
City State	Pryor OK
Initial Cost to Company	100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	400,000
Gross Amount Land	100,000
Gross Amount Buildings & Improvements	400,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Avondale Cottage of Pryor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pryor OK
Initial Cost to Company	100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	400,000
Gross Amount Land	100,000
Gross Amount Buildings & Improvements	400,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nesbit Living and Recovery Center
City State	Seguin TX
Initial Cost to Company	600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,400,000
Gross Amount Land	600,000
Gross Amount Buildings & Improvements	4,400,000
Gross Amount Accumulated Depreciation	(12,917)
Year of Construction	1958
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nesbit Living and Recovery Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Seguin TX
Initial Cost to Company	600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,400,000
Gross Amount Land	600,000
Gross Amount Buildings & Improvements	4,400,000
Gross Amount Accumulated Depreciation	(12,917)
Year of Construction	1958
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Granite Bay
City State	Granite Bay CA
Initial Cost to Company	540,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,000
Gross Amount Land	540,000
Gross Amount Buildings & Improvements	435,000
Year of Construction	1978
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Granite Bay | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Granite Bay CA
Initial Cost to Company	540,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,000
Gross Amount Land	540,000
Gross Amount Buildings & Improvements	435,000
Year of Construction	1978
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Woodlands at Robinson
City State	Ravenna OH
Initial Cost to Company	660,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,940,000
Gross Amount Land	660,000
Gross Amount Buildings & Improvements	6,940,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Woodlands at Robinson | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ravenna OH
Initial Cost to Company	660,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,940,000
Gross Amount Land	660,000
Gross Amount Buildings & Improvements	6,940,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harbor House of Ocala
City State	Dunnellon, FL FL
Initial Cost to Company	690,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,510,000
Gross Amount Land	690,000
Gross Amount Buildings & Improvements	3,510,000
Gross Amount Accumulated Depreciation	(9,375)
Year of Construction	1993
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harbor House of Ocala | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dunnellon, FL FL
Initial Cost to Company	690,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,510,000
Gross Amount Land	690,000
Gross Amount Buildings & Improvements	3,510,000
Gross Amount Accumulated Depreciation	(9,375)
Year of Construction	1993
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harmony House at Ocala
City State	Ocala, FL FL
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(7,084)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harmony House at Ocala | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ocala, FL FL
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(7,084)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Haven House at Ocala
City State	Dunnellon, FL FL
Initial Cost to Company	490,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,610,000
Gross Amount Land	490,000
Gross Amount Buildings & Improvements	2,610,000
Gross Amount Accumulated Depreciation	(6,625)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Haven House at Ocala | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dunnellon, FL FL
Initial Cost to Company	490,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,610,000
Gross Amount Land	490,000
Gross Amount Buildings & Improvements	2,610,000
Gross Amount Accumulated Depreciation	(6,625)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seaside Manor Ormond Beach
City State	Ormond Beach, FL FL
Initial Cost to Company	630,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,870,000
Gross Amount Land	630,000
Gross Amount Buildings & Improvements	2,870,000
Gross Amount Accumulated Depreciation	(8,104)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seaside Manor Ormond Beach | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ormond Beach, FL FL
Initial Cost to Company	630,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,870,000
Gross Amount Land	630,000
Gross Amount Buildings & Improvements	2,870,000
Gross Amount Accumulated Depreciation	(8,104)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Lake Nursing and Rehabilitation
City State	Eagle Lake TX
Initial Cost to Company	92,561
Costs Capitalized Subsequent to Acquisition Improvements	598,944
Gross Amount Land	92,561
Gross Amount Buildings & Improvements	598,944
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Lake Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Eagle Lake TX
Initial Cost to Company	92,561
Costs Capitalized Subsequent to Acquisition Improvements	598,944
Gross Amount Land	92,561
Gross Amount Buildings & Improvements	598,944
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Fountain Lake | Direct Financing Leases
City State	Hot Springs AR
Initial Cost to Company	10,418,738
Year of Construction	2007
Date Acquired	2008
Acceleration/ Amortization	630,382
Gross Amount Carried	11,049,120
Fountain Lake | Aviv Healthcare Properties Limited Partnership and Subsidiaries | Direct Financing Leases
City State	Hot Springs AR
Initial Cost to Company	10,418,738
Year of Construction	2007
Date Acquired	2008
Acceleration/ Amortization	630,382
Gross Amount Carried	$ 11,049,120

Reconciliation of Real estate and Accumulated Depreciation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of period	$ 919,383,767		$ 703,049,477		$ 636,409,268
Acquisitions	184,325,392		186,078,338		63,005,000
Development of rental properties and capital expenditures	42,447,824		36,686,682		7,815,209
Sale of assets	(32,207,992)		(339,009)		(4,084,000)
Impairment	(11,116,862)	[1]	(6,091,721)	[1]	(96,000)	[1]
Balance at end of period	1,102,832,129		919,383,767		703,049,477
Balance at beginning of period	96,796,028		75,948,944		58,673,377
Depreciation expense	26,809,645		20,847,084		17,853,799
Sale of assets	(4,234,560)				(578,232)
Balance at end of period	119,371,113		96,796,028		75,948,944
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Balance at beginning of period	919,383,767		703,049,477		636,409,268
Acquisitions	184,325,392		186,078,338		63,005,000
Development of rental properties and capital expenditures	42,447,824		36,686,682		7,815,209
Sale of assets	(32,207,992)		(339,009)		(4,084,000)
Impairment	(11,116,862)	[1]	(6,091,721)	[1]	(96,000)	[1]
Balance at end of period	1,102,832,129		919,383,767		703,049,477
Balance at beginning of period	96,796,028		75,948,944		58,673,377
Depreciation expense	26,809,645		20,847,084		17,853,799
Sale of assets	(4,234,560)				(578,232)
Balance at end of period	$ 119,371,113		$ 96,796,028		$ 75,948,944

[1]	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.

Condensed Consolidating Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	$ 983,461,016	$ 822,587,739
Cash and cash equivalents	17,876,319	40,862,023	13,029,474		15,542,507
Deferred financing costs, net	14,651,265	13,142,330
Other	11,315,865	5,864,045
Total assets	1,099,528,640	951,421,257
Secured notes payable and other debt	705,153,415	600,473,578
Tenant security and escrow deposits	18,278,172	15,739,917
Accounts payable and accrued expenses	24,207,814	18,124,167
Other liabilities	31,386,742	34,824,629
Total liabilities	779,026,143	704,162,291
Total equity	320,502,497	247,258,966	245,156,618	20,312,694	74,562,108
Total liabilites and equity	1,099,528,640	951,421,257
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	983,461,016	822,587,739
Cash and cash equivalents	15,534,373	39,203,727
Deferred financing costs, net	14,651,265	13,142,330
Other	83,540,040	74,829,165
Total assets	1,097,186,694	949,762,961
Secured notes payable and other debt	705,153,415	600,473,578
Due to related parties	7,548,245	6,726,541
Tenant security and escrow deposits	18,278,172	15,739,917
Accounts payable and accrued expenses	24,207,814	18,124,167
Other liabilities	21,497,551	61,440,792
Total liabilities	776,685,197	702,504,995
Total equity	320,501,497	247,257,966
Total liabilites and equity	1,097,186,694	949,762,961
Issuers | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	53,750
Cash and cash equivalents	16,869,495	42,354,896
Deferred financing costs, net	8,964,976	7,777,902
Other	15,737,837	16,119,370
Investment in and due from related parties, net	711,027,894	541,083,875
Total assets	752,653,952	607,336,043
Secured notes payable and other debt	403,180,433	302,552,127
Due to related parties	7,542,333	6,726,541
Tenant security and escrow deposits	50,000	385,000
Accounts payable and accrued expenses	13,702,409	9,476,684
Other liabilities	7,677,280	40,937,725
Total liabilities	432,152,455	360,078,077
Total equity	320,501,497	247,257,966
Total liabilites and equity	752,653,952	607,336,043
Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	499,605,095	451,926,183
Cash and cash equivalents	(1,859,537)	(2,635,202)
Other	35,006,391	30,495,517
Investment in and due from related parties, net	(34,218,545)	(13,568,414)
Total assets	498,533,404	466,218,084
Tenant security and escrow deposits	8,589,566	7,821,707
Accounts payable and accrued expenses	6,686,012	4,802,452
Other liabilities	2,343,468	6,838,574
Total liabilities	17,619,046	19,462,733
Total equity	480,914,358	446,755,351
Total liabilites and equity	498,533,404	466,218,084
Subordinated Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	457,241,113	347,920,590
Cash and cash equivalents	45,155	2,784
Deferred financing costs, net	5,672,918	5,335,606
Other	29,686,768	27,991,058
Investment in and due from related parties, net	(408,291,792)	(308,312,800)
Total assets	84,354,162	72,937,238
Secured notes payable and other debt	280,506,139	284,159,963
Due to related parties	5,912
Tenant security and escrow deposits	9,281,684	7,306,929
Accounts payable and accrued expenses	3,771,942	3,154,007
Other liabilities	11,476,803	13,664,493
Total liabilities	305,042,480	308,285,392
Total equity	(220,688,318)	(235,348,154)
Total liabilites and equity	84,354,162	72,937,238
Non-Guarantor Subsidiaries | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	26,561,058	22,740,966
Cash and cash equivalents	479,260	(518,751)
Deferred financing costs, net	13,371	28,822
Other	3,109,044	223,220
Investment in and due from related parties, net	(2,394,604)	(6,958,782)
Total assets	27,768,129	15,515,475
Secured notes payable and other debt	21,466,843	13,761,488
Tenant security and escrow deposits	356,922	226,281
Accounts payable and accrued expenses	47,451	691,024
Total liabilities	21,871,216	14,678,793
Total equity	5,896,913	836,682
Total liabilites and equity	27,768,129	15,515,475
Eliminations | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Investment in and due from related parties, net	(266,122,953)	(212,243,879)
Total assets	(266,122,953)	(212,243,879)
Total equity	(266,122,953)	(212,243,879)
Total liabilites and equity	$ (266,122,953)	$ (212,243,879)

Condensed Consolidating Statement of Operation (Detail) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental income																	$ 117,409,622	$ 91,011,558	$ 84,097,016
Interest on secured loans																	4,633,476	5,193,144	5,171,971
Interest and other income																	1,128,958	843,794	133,286
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]		123,172,056	97,048,496	89,402,273
Expenses
Interest expense																	50,982,727	38,666,855	23,729,753
Depreciation and amortization																	26,891,811	20,271,762	17,246,373
General and administrative																	16,506,013	11,422,407	9,822,647
Transaction costs																	6,707,803	5,493,099	1,578,225
Loss on impairment	5,000,000		1,800,000		3,700,000		700,000		5,200,000		900,000						11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables	200,000		2,800,000														6,531,506	1,512,305	750,000
Change in fair value of derivatives																	0	0	(2,931,309)
Gain on sale of assets, net																		(1,170,991)	(511,552)
Loss on debt extinguishment																	28,244	3,806,513	2,295,562
Other expenses																	400,353	266,902
Total expenses																	119,165,319	85,501,657	52,075,699
(Loss) income before discontinued operations																	4,006,737	11,546,839	37,326,574
Discontinued operations																	4,586,692	(233,715)	656,146
Distributions and accretion on Class E Preferred Units																			(17,371,893)
Net income attributable to noncontrolling interests																	(3,455,081)	(5,107,353)	(16,779,731)
Net income (loss) allocable to common units	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]		5,138,348	6,205,771	3,831,096
Unrealized (loss) on derivative instruments																4,094,432	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	8,117,439	3,921,350	42,077,152
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Revenues
Rental income																	117,409,622	91,011,558	84,097,016
Interest on secured loans																	4,633,476	5,193,144	5,171,971
Interest and other income																	1,128,958	843,794	133,286
Total revenues																	123,172,056	97,048,496	89,402,273
Expenses
Interest expense																	50,982,727	38,666,855	23,729,753
Depreciation and amortization																	26,891,811	20,271,762	17,246,373
General and administrative																	16,506,013	11,422,407	9,822,647
Transaction costs																	6,707,803	5,493,099	1,578,225
Loss on impairment																	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables																	6,531,506	1,512,305	750,000
Change in fair value of derivatives																			(2,931,309)
Gain on sale of assets, net																		(1,170,991)	(511,553)
Loss on debt extinguishment																	28,244	3,806,513	2,295,562
Other expenses																	400,353	266,902
Total expenses																	119,165,319	85,501,657	52,075,698
(Loss) income before discontinued operations																	4,006,737	11,546,839	37,326,575
Discontinued operations																	4,586,692	(233,715)	656,145
Net (loss) income																	8,593,429	11,313,124	37,982,720
Distributions and accretion on Class E Preferred Units																			(17,371,893)
Net income attributable to noncontrolling interests																			(241,622)
Net income (loss) allocable to common units																	8,593,429	11,313,124	20,369,205
Unrealized (loss) on derivative instruments																	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	8,117,439	3,921,350	24,463,637
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Issuers
Revenues
Interest on secured loans																	1,490,189	2,234,012	1,384,731
Interest and other income																	3,676	18,226	20,132
Total revenues																	1,493,865	2,252,238	1,404,863
Expenses
Interest expense																	30,109,091	20,458,737	305,547
General and administrative																	6,433,853	4,116,570	3,576,085
Transaction costs																	4,170,855	1,398,566	101,007
Reserve for uncollectible secured loan receivables																	6,531,506	1,426,149	750,000
Loss on debt extinguishment																			14,900
Total expenses																	47,245,305	27,400,022	4,747,539
(Loss) income before discontinued operations																	(45,751,440)	(25,147,784)	(3,342,676)
Net (loss) income																	(45,751,440)	(25,147,784)	(3,342,676)
Distributions and accretion on Class E Preferred Units																			(17,371,893)
Net income attributable to noncontrolling interests																			(241,622)
Equity in income (loss) of subsidiaries																	54,344,869	36,460,908	41,325,396
Net income (loss) allocable to common units																	8,593,429	11,313,124	20,369,205
Total comprehensive income (loss)																	8,593,429	11,313,124	20,369,205
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Subsidiary Guarantors
Revenues
Rental income																	57,115,293	45,970,474	44,994,208
Interest on secured loans																	1,297,414	1,044,074	1,738,619
Interest and other income																	623,749	818,109	98,206
Total revenues																	59,036,456	47,832,657	46,831,033
Expenses
Interest expense																			860,212
Depreciation and amortization																	13,895,464	10,858,764	9,260,769
General and administrative																	270,160	64,430	119,462
Transaction costs																	920,057	3,223,398	16,504
Loss on impairment																	9,733,197	3,842,771	96,000
Reserve for uncollectible secured loan receivables																		86,156
Gain on sale of assets, net																		(1,170,991)	(511,553)
Loss on debt extinguishment																			690,615
Other expenses																	400,353	266,902
Total expenses																	25,219,231	17,171,430	10,532,009
(Loss) income before discontinued operations																	33,817,225	30,661,227	36,299,024
Discontinued operations																	331,589	(84,060)	729,723
Net (loss) income																	34,148,814	30,577,167	37,028,747
Net income (loss) allocable to common units																	34,148,814	30,577,167	37,028,747
Total comprehensive income (loss)																	34,148,814	30,577,167	37,028,747
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Subordinated Subsidiary Guarantors
Revenues
Rental income																	58,125,800	43,672,450	38,871,951
Interest on secured loans																	1,845,873	1,915,058	2,048,621
Interest and other income																	501,455	7,459	14,948
Total revenues																	60,473,128	45,594,967	40,935,520
Expenses
Interest expense																	20,148,411	17,743,684	22,486,033
Depreciation and amortization																	12,440,173	9,084,911	7,930,923
General and administrative																	9,757,830	7,237,595	6,125,975
Transaction costs																	1,578,981	871,135	1,459,416
Loss on impairment																	1,383,665	1,390,034
Change in fair value of derivatives																			(2,931,309)
Loss on debt extinguishment																	28,244	3,806,513	1,590,047
Total expenses																	45,337,304	40,133,872	36,661,085
(Loss) income before discontinued operations																	15,135,824	5,461,095	4,274,435
Net (loss) income																	15,135,824	5,461,095	4,274,435
Net income (loss) allocable to common units																	15,135,824	5,461,095	4,274,435
Unrealized (loss) on derivative instruments																	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	14,659,834	(1,930,679)	8,368,867
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Non-Guarantor Subsidiaries
Revenues
Rental income																	2,168,529	1,368,634	230,857
Interest and other income																	78
Total revenues																	2,168,607	1,368,634	230,857
Expenses
Interest expense																	725,225	464,434	77,961
Depreciation and amortization																	556,174	328,087	54,681
General and administrative																	44,170	3,812	1,125
Transaction costs																	37,910		1,298
Total expenses																	1,363,479	796,333	135,065
(Loss) income before discontinued operations																	805,128	572,301	95,792
Discontinued operations																	4,255,103	(149,655)	(73,578)
Net (loss) income																	5,060,231	422,646	22,214
Net income (loss) allocable to common units																	5,060,231	422,646	22,214
Total comprehensive income (loss)																	5,060,231	422,646	22,214
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Eliminations
Expenses
Equity in income (loss) of subsidiaries																	(54,344,869)	(36,460,908)	(41,325,396)
Net income (loss) allocable to common units																	(54,344,869)	(36,460,908)	(41,325,396)
Total comprehensive income (loss)																	$ (54,344,869)	$ (36,460,908)	$ (41,325,396)

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.

Condensed Consolidating Statement of Cash Flow (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 44,476,140	$ 52,088,313	$ 54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Sale of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash provided by (used in) investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Deferred contribution	(35,000,000)	35,000,000
Capital contributions	109,000,000	40,419,757	235,342,892
Cost of raising capital			(11,475,771)
Cash distributions to partners	(16,484,404)	(19,484,658)	(36,658,452)
Net cash provided by (used in) financing activities	117,228,340	182,800,447	17,923,358
Net increase (decrease) in cash and cash equivalents	(22,985,704)	27,832,549	(2,513,033)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	43,792,490	50,431,017	54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Sale of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash provided by (used in) investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Deferred contribution		35,000,000
Capital contributions	109,000,000	40,419,757	223,866,121
Net proceeds from issuance of Class E Preferred Units			(92,001,451)
Cost of raising capital	(35,000,000)
Redemption of Class F Units			(23,602,649)
Cash distributions to partners	(45,262,796)	(43,107,141)	(36,658,452)
Net cash provided by (used in) financing activities	117,228,340	182,800,447	17,922,358
Net increase (decrease) in cash and cash equivalents	(23,669,354)	26,175,253	(2,514,033)
Cash and cash equivalents:
Beginning of period	39,203,727	13,028,474	15,542,507
End of period	15,534,373	39,203,727	13,028,474
Issuers | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(152,296,994)	(293,472,178)	(70,625,627)
Investing activities
Capital improvements	(53,750)
Secured loan receivables received from others	12,754,973	(68,778)	5,917,739
Secured loan receivables funded to others	(13,064,531)	(2,700,000)	(8,652,165)
Net cash provided by (used in) investing activities	(363,308)	(2,768,778)	(2,734,426)
Financing activities
Borrowings of debt	101,000,000	302,750,000
Repayment of debt			(12,000,000)
Payment of financing costs	(2,562,303)	(8,593,540)	(100,000)
Deferred contribution		35,000,000
Capital contributions	109,000,000	40,419,757	223,866,121
Net proceeds from issuance of Class E Preferred Units			(92,001,451)
Cost of raising capital	(35,000,000)
Cash distributions to partners	(45,262,796)	(43,107,141)	(34,534,439)
Net cash provided by (used in) financing activities	127,174,901	326,469,076	85,230,231
Net increase (decrease) in cash and cash equivalents	(25,485,401)	30,228,120	11,870,178
Cash and cash equivalents:
Beginning of period	42,354,896	12,126,776	256,598
End of period	16,869,495	42,354,896	12,126,776
Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	72,848,497	132,453,026	43,084,127
Investing activities
Purchase of real estate investments	(49,004,392)	(121,493,813)	(17,680,000)
Sale of real estate investments	14,867,210	1,510,000	4,084,315
Capital improvements	(9,563,495)	(4,553,303)	(4,943,249)
Development projects	(26,094,068)	(16,015,901)	(1,517,996)
Secured loan receivables received from others	1,352,851	12,344,043	2,890,464
Secured loan receivables funded to others	(3,630,938)	(7,809,045)	(7,032,822)
Net cash provided by (used in) investing activities	(72,072,832)	(136,018,019)	(24,199,288)
Financing activities
Repayment of debt			(19,154,359)
Net cash provided by (used in) financing activities			(19,154,359)
Net increase (decrease) in cash and cash equivalents	775,665	(3,564,993)	(269,520)
Cash and cash equivalents:
Beginning of period	(2,635,202)	929,791	1,199,311
End of period	(1,859,537)	(2,635,202)	929,791
Subordinated Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	129,218,491	211,215,073	79,094,472
Investing activities
Purchase of real estate investments	(119,321,000)	(59,720,388)	(25,704,043)
Sale of real estate investments	330,000		1,510
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(3,940,350)	(4,810,484)	(707,548)
Development projects	(373,148)	0
Secured loan receivables received from others	524,371	2,062,446	478,067
Secured loan receivables funded to others	(161,077)	(410,742)	(435,851)
Net cash provided by (used in) investing activities	(122,941,204)	(62,879,168)	(35,968,596)
Financing activities
Borrowings of debt	164,224,200	97,416,570	433,677,230
Repayment of debt	(167,878,024)	(244,727,948)	(451,360,566)
Payment of financing costs	(2,581,092)	(1,000,564)	(10,443,495)
Payment for swap termination			(3,380,160)
Redemption of Class F Units			(23,602,649)
Cash distributions to partners			(2,124,013)
Net cash provided by (used in) financing activities	(6,234,916)	(148,311,942)	(57,233,653)
Net increase (decrease) in cash and cash equivalents	42,371	23,963	(14,107,777)
Cash and cash equivalents:
Beginning of period	2,784	(21,179)	14,086,598
End of period	45,155	2,784	(21,179)
Non-Guarantor Subsidiaries | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(5,977,504)	235,096	3,127,284
Investing activities
Purchase of real estate investments	(4,540,206)		(11,500,000)
Sale of real estate investments	16,735,771
Development projects	(1,508,405)	(5,390,246)	(714,337)
Net cash provided by (used in) investing activities	10,687,160	(5,390,246)	(12,214,337)
Financing activities
Borrowings of debt	2,536,894	4,761,462	9,112,340
Repayment of debt	(6,248,539)	(104,549)	(7,765)
Payment of financing costs		(13,600)	(24,436)
Net cash provided by (used in) financing activities	(3,711,645)	4,643,313	9,080,139
Net increase (decrease) in cash and cash equivalents	998,011	(511,837)	(6,914)
Cash and cash equivalents:
Beginning of period	(518,751)	(6,914)
End of period	$ 479,260	$ (518,751)	$ (6,914)